UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2011

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments:

Putnam VT American Government Income Fund

The fund's portfolio
9/30/11 (Unaudited)

MORTGAGE-BACKED SECURITIES (19.0%)(a)
		Principal amount	Value

Federal National Mortgage Association Grantor Trust
IFB Ser. 07-75, Class JS, 50.484s, 2037		$76,802	$162,933
IFB Ser. 06-62, Class PS, 38.493s, 2036		225,902	417,159
IFB Ser. 06-8, Class HP, 23.707s, 2036		134,912	215,286
IFB Ser. 05-45, Class DA, 23.56s, 2035		207,790	330,035
IFB Ser. 07-53, Class SP, 23.34s, 2037		178,036	257,119
IFB Ser. 08-24, Class SP, 22.423s, 2038		916,491	1,451,520
IFB Ser. 05-122, Class SE, 22.279s, 2035		189,260	279,407
IFB Ser. 05-75, Class GS, 19.546s, 2035		191,540	274,909
IFB Ser. 05-106, Class JC, 19.397s, 2035		136,758	211,643
IFB Ser. 05-83, Class QP, 16.784s, 2034		66,282	90,670
IFB Ser. 11-4, Class CS, 12.431s, 2040		661,759	781,895
IFB Ser. 11-27, Class AS, IO, 6.245s, 2041		1,507,495	197,135
FRB Ser. 03-W8, Class 3F2, 0.585s, 2042		12,213	11,936
FRB Ser. 07-95, Class A3, 0.485s, 2036		2,308,000	2,123,360
Ser. 08-53, Class DO, PO, zero %, 2038		121,088	99,800
Ser. 07-44, Class CO, PO, zero %, 2037		91,125	80,264
Ser. 04-61, Class CO, PO, zero %, 2031		52,756	50,659
Ser. 1988-12, Class B, zero %, 2018		2,277	2,105
FRB Ser. 05-45, Class FG, zero %, 2035		12,381	12,362

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.872s, 2037		54,468	80,768
IFB Ser. 2979, Class AS, 23.434s, 2034		79,601	110,146
IFB Ser. 3072, Class SM, 22.957s, 2035		148,080	233,885
IFB Ser. 3072, Class SB, 22.81s, 2035		120,695	189,797
IFB Ser. 3065, Class DC, 19.173s, 2035		606,642	911,643
IFB Ser. 3031, Class BS, 16.152s, 2035		172,928	242,589
IFB Ser. 3835, Class SN, 15.553s, 2041		1,977,287	2,705,126
IFB Ser. 3287, Class SE, IO, 6.471s, 2037		291,400	40,615
IFB Ser. 3852, Class KS, IO, 6.321s, 2041		555,967	82,050
IFB Ser. 3485, Class SI, IO, 6.321s, 2036		235,695	31,062
IFB Ser. 3852, Class SG, 4.801s, 2041		845,103	835,773
Ser. 3747, Class HI, IO, 4 1/2s, 2037		127,318	15,667
Ser. 3768, Class MI, IO, 4s, 2035		2,516,221	282,390
Ser. 3738, Class MI, IO, 4s, 2034		3,620,955	399,848
Ser. 3707, Class HI, IO, 4s, 2023		247,634	16,500
Ser. 3327, Class IF, IO, zero %, 2037		8,287	3
Ser. 3439, Class AO, PO, zero %, 2037		8,694	8,667
Ser. 3300, PO, zero %, 2037		33,010	31,125
Ser. 3046, PO, zero %, 2035		1,457	1,454
Ser. 2684, PO, zero %, 2033		107,000	101,006
FRB Ser. 3326, Class YF, zero %, 2037		2,316	2,206
FRB Ser. 3326, Class WF, zero %, 2035		17,595	16,539

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.538s, 2041		1,213,979	1,814,497
IFB Ser. 10-158, Class SD, 14.309s, 2040		209,000	291,852
IFB Ser. 11-70, Class WS, 9.239s, 2040		360,000	411,782
IFB Ser. 11-81, Class SB, IO, 6.476s, 2036		2,907,995	571,450
IFB Ser. 10-113, Class SJ, IO, 6.47s, 2035		1,375,190	245,607
IFB Ser. 10-113, Class PS, IO, 6.47s, 2035		2,713,587	515,527
IFB Ser. 11-61, Class CS, IO, 6.45s, 2035		694,769	108,585
IFB Ser. 11-93, Class SA, IO, 6.43s, 2041		2,870,202	685,892
IFB Ser. 10-85, Class SD, IO, 6.42s, 2038		1,234,027	195,717
IFB Ser. 11-11, Class PS, IO, 6.37s, 2040		1,002,416	167,724
IFB Ser. 10-42, Class CS, IO, 6.27s, 2040		927,696	150,519
IFB Ser. 10-24, Class BS, IO, 6.2s, 2038		1,685,850	257,075
IFB Ser. 09-103, Class SW, IO, 6.17s, 2037		2,433,370	313,150
IFB Ser. 10-20, Class SC, IO, 5.92s, 2040		1,994,985	342,639
IFB Ser. 10-115, Class TS, IO, 5.87s, 2038		1,711,492	279,949
IFB Ser. 10-158, Class SA, IO, 5.82s, 2040		1,619,338	273,506
IFB Ser. 10-85, Class SN, IO, 5.71s, 2040		2,946,052	498,384
IFB Ser. 11-70, Class SN, IO, 5.671s, 2041		259,000	73,691
Ser. 11-18, Class PI, IO, 4 1/2s, 2040		1,598,706	291,420
Ser. 10-103, Class IM, IO, 4 1/2s, 2039		1,558,282	202,957
Ser. 11-81, Class PI, IO, 4 1/2s, 2037		1,114,013	146,994
Ser. 10-107, Class PI, IO, 4 1/2s, 2036		3,035,999	328,097
Ser. 10-116, Class QI, IO, 4s, 2034		2,055,210	248,332
Ser. 11-70, PO, zero %, 2041		3,509,365	2,813,703
Ser. 06-36, Class OD, PO, zero %, 2036		12,686	12,079
FRB Ser. 07-35, Class UF, zero %, 2037		4,391	4,288

GSMPS Mortgage Loan Trust 144A
Ser. 06-RP2, Class 1AS1, IO, 5.228s, 2036		1,941,715	285,340
FRB Ser. 06-RP2, Class 1AF1, 0.635s, 2036		1,941,715	1,514,538

Structured Asset Securities Corp. Ser. 07-4, Class 1A4, IO, 1s, 2045		3,867,522	157,116

Total mortgage-backed securities (cost $24,514,692)			$26,591,466

PURCHASED OPTIONS OUTSTANDING (5.9%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 0.5175% versus the three month USD-LIBOR-BBA maturing November 3, 2013.	Nov-11/0.5175	$5,955,119	$12,506

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 0.5175% versus the three month USD-LIBOR-BBA maturing November 3, 2013.	Nov-11/0.5175	5,955,119	3,335

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 0.5325% versus the three month USD-LIBOR-BBA maturing December 5, 2013.	Dec-11/0.5325	5,955,119	13,756

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 0.5325% versus the three month USD-LIBOR-BBA maturing December 5, 2013.	Dec-11/0.5325	5,955,119	4,228

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.355% versus the three month USD-LIBOR-BBA maturing December 19, 2021.	Dec-11/2.355	3,416,000	98,039

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 2.355% versus the three month USD-LIBOR-BBA maturing December 19 ,2021.	Dec-11/2.355	3,416,000	41,299

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 0.6075% versus the three month USD-LIBOR-BBA maturing January 3, 2014.	Dec-11/0.6075	3,213,000	6,490

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 0.6075% versus the three month USD-LIBOR-BBA maturing January 3, 2014.	Dec-11/0.6075	3,213,000	4,948

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 23, 2014.	Mar-12/0.52	6,434,000	26,315

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 23, 2014.	Mar-12/0.52	6,434,000	6,434

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 1.3525% versus the three month USD-LIBOR-BBA maturing December 19, 2016.	Dec-11/1.3525	3,416,000	23,878

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 1.3525% versus the three month USD-LIBOR-BBA maturing December 19, 2016.	Dec-11/1.3525	3,416,000	23,058

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.17% versus the three month USD-LIBOR-BBA maturing October 21, 2021.	Oct-11/3.17	6,025,082	578,769

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.17% versus the three month USD-LIBOR-BBA maturing October 21, 2021.	Oct-11/3.17	6,025,082	18

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.21% versus the three month USD-LIBOR-BBA maturing November 23, 2021.	Nov-11/3.21	6,914,691	673,353

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.21% versus the three month USD-LIBOR-BBA maturing November 23, 2021.	Nov-11/3.21	6,914,691	2,074

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 27, 2022.	Jul-12/3.5375	2,676,397	308,241

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 30, 2022.	Jul-12/3.51	1,070,559	120,748

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 30, 2022.	Jul-12/3.51	1,070,559	8,136

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.52	2,676,397	303,932

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.52	2,676,397	20,394

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.36	2,676,397	270,236

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.36	2,676,397	25,372

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 3, 2022.	Aug-12/3.37	3,211,676	326,563

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 3, 2022.	Aug-12/3.37	3,211,676	30,318

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 27, 2022.	Jul-12/3.5375	2,676,397	19,431

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing December 16, 2041.	Dec-11/4.12	1,652,335	485,225

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing December 16, 2041.	Dec-11/4.12	1,652,335	1,438

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 15, 2022.	Aug-12/2.855	2,271,700	145,934

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 15, 2022.	Aug-12/2.855	2,271,700	43,358

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.545% versus the three month USD-LIBOR-BBA maturing January 5, 2014.	Jan-12/0.545	5,955,119	16,317

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.545% versus the three month USD-LIBOR-BBA maturing January 5, 2014.	Jan-12/0.545	5,955,119	5,836

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 3, 2014.	Feb-12/0.555	5,955,119	18,163

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 3, 2014.	Feb-12/0.555	5,955,119	6,908

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 1.30% versus the three month USD-LIBOR-BBA maturing November 17, 2016.	Nov-11/1.30	3,416,000	19,061

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.30% versus the three month USD-LIBOR-BBA maturing November 17, 2016.	Nov-11/1.30	3,416,000	16,226

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 3.855% versus the three month USD-LIBOR-BBA maturing December 6, 2041.	Dec-11/3.855	2,112,358	506,396

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.355% versus the three month USD-LIBOR-BBA maturing December 6, 2041.	Dec-11/4.355	2,112,358	401

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.0625% versus the three month USD-LIBOR-BBA maturing December 23, 2041.	Dec-11/4.0625	1,207,456	339,923

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.0625% versus the three month USD-LIBOR-BBA maturing December 23, 2041.	Dec-11/4.0625	1,207,456	1,630

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.53% versus the three month USD-LIBOR-BBA maturing December 21, 2013.	Dec-11/0.53	6,434,000	17,179

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.53% versus the three month USD-LIBOR-BBA maturing December 21, 2013.	Dec-11/0.53	6,434,000	5,083

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.476% versus the three month USD-LIBOR-BBA maturing December 23, 2013.	Dec-11/0.476	6,434,000	21,940

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.476% versus the three month USD-LIBOR-BBA maturing December 23, 2013.	Dec-11/0.476	6,434,000	2,960

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.61% versus the three month USD-LIBOR-BBA maturing January 4, 2014.	Dec-11/0.61	3,217,000	6,061

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.61% versus the three month USD-LIBOR-BBA maturing January 4, 2014.	Dec-11/0.61	3,217,000	5,116

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.715% versus the three month USD-LIBOR-BBA maturing November 17, 2014.	Nov-11/0.715	4,820,000	15,988

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.715% versus the three month USD-LIBOR-BBA maturing November 17, 2014	Nov-11/0.715	4,820,000	6,362

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.31% versus the three month USD-LIBOR-BBA maturing November 30, 2016.	Nov-11/2.31	5,617,558	267,452

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.31% versus the three month USD-LIBOR-BBA maturing November 30, 2016.	Nov-11/2.31	5,617,558	449

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.01% versus the three month USD-LIBOR-BBA maturing December 28, 2021.	Dec-11/2.01	3,048,000	84,856

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.01% versus the three month USD-LIBOR-BBA maturing December 28, 2021.	Dec-11/2.01	3,048,000	37,094

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing January 25, 2022.	Jan-12/2.03	3,048,000	93,817

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing January 25, 2022.	Jan-12/2.03	3,048,000	45,659

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 24, 2022.	Feb-12/2.0525	3,048,000	100,858

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 24, 2022.	Feb-12/2.0525	3,048,000	52,639

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 26, 2022.	Mar-12/2.075	3,048,000	106,893

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 26, 2022.	Mar-12/2.075	3,048,000	58,491

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 14, 2026.	Sep-16/3.49	1,643,804	143,208

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 14, 2026.	Sep-16/3.49	1,643,804	105,514

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.0325% versus the three month USD-LIBOR-BBA maturing November 4, 2041.	Nov-11/4.0325	1,844,945	513,356

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.0325% versus the three month USD-LIBOR-BBA maturing November 4, 2041.	Nov-11/4.0325	1,844,945	111

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.99% versus the three month USD-LIBOR-BBA maturing December 14, 2041.	Dec-11/2.99	5,994,226	505,793

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.99% versus the three month USD-LIBOR-BBA maturing December 14, 2041.	Dec-11/2.99	5,994,226	165,321

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.745% versus the three month USD-LIBOR-BBA maturing December 19, 2041.	Dec-11/0.745	4,820,000	19,280

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.745% versus the three month USD-LIBOR-BBA maturing December 19, 2041	Dec-11/0.745	4,820,000	9,303

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.60% versus the three month USD-LIBOR-BBA maturing January 5, 2042.	Jan-12/3.60	2,793,460	531,176

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing January 5, 2042.	Jan-12/4.60	2,793,460	922

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 2.3175% versus the three month USD-LIBOR-BBA maturing November 17, 2021.	Nov-11/2.3175	3,416,000	82,872

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 2.3175% versus the three month USD-LIBOR-BBA maturing November 17, 2021.	Nov-11/2.3175	3,416,000	29,514

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 24, 2022.	Jul-12/3.49	2,683,454	299,044

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 24, 2022.	Jul-12/3.49	2,683,454	20,367

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 25, 2022.	Jul-12/3.54	2,510,505	289,838

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 25, 2022.	Jul-12/3.54	2,510,505	17,975

Total purchased options outstanding (cost $4,916,322)			$8,221,178

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (35.1%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (6.6%)

Government National Mortgage Association Pass-Through Certificates
6 1/2s, with due dates from April 15, 2028 to July 20, 2036		$235,135	$262,939
6s, with due dates from April 15, 2028 to November 20, 2038		835,107	930,382
5 1/2s, April 20, 2038		1,358,166	1,506,344
5s, with due dates from July 20, 2033 to July 20, 2039		2,703,476	2,971,696
4 1/2s, February 20, 2041		2,295,887	2,496,329
4s, January 20, 2041		976,362	1,045,776

			9,213,466
U.S. Government Agency Mortgage Obligations (28.5%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
7 1/2s, with due dates from September 1, 2030 to July 1, 2031		79,564	91,739
7s, with due dates from November 1, 2026 to May 1, 2032		867,199	982,625
5 1/2s, December 1, 2033		166,648	181,262
4s, TBA, October 1, 2041		12,000,000	12,559,687
3 1/2s, January 1, 2041		914,274	939,703

Federal National Mortgage Association Pass-Through Certificates
7 1/2s, with due dates from September 1, 2030 to November 1, 2030		54,266	62,182
7s, with due dates from December 1, 2028 to December 1, 2035		1,479,013	1,673,659
6 1/2s, September 1, 2036		94,490	104,441
5s, February 1, 2039		280,734	301,833
4 1/2s, April 1, 2041		226,661	240,659
4 1/2s, TBA, October 1, 2041		3,000,000	3,182,813
3 1/2s, TBA, October 1, 2041		19,000,000	19,513,593

			39,834,196

Total U.S. government and agency mortgage obligations (cost $47,787,080)			$49,047,662

U.S. TREASURY OBLIGATIONS (39.4%)(a)
		Principal amount	Value

U.S. Treasury Bonds
7 1/8s, February 15, 2023		$3,076,000	$4,644,601
6 7/8s, August 15, 2025		3,866,000	5,930,586
6 1/4s, May 15, 2030(SEGSF)		6,505,000	9,956,228
6 1/4s, August 15, 2023(SEGSF)		4,440,000	6,334,707
6s, February 15, 2026		4,000,000	5,733,105
5 1/2s, August 15, 2028		3,075,000	4,296,914
5 1/4s, November 15, 2028(SEGSF)		3,805,000	5,189,599
4 1/2s, August 15, 2039(SEGSF)		2,518,000	3,296,253
4 1/2s, February 15, 2036		3,077,000	3,983,906
4 3/8s, February 15, 2038(SEGSF)		3,086,000	3,941,210

U.S. Treasury Inflation Protected Notes
3s, July 15, 2012(i)		223,000	289,870
2s, January 15, 2016(i)		112,000	142,257
1 1/4s, July 15, 2020(i)		562,000	644,584
1 1/8s, January 15, 2021(i)		554,000	626,238

U.S. Treasury Notes 2 5/8s, November 15, 2020		32,000	34,225

Total U.S. treasury Obligations (cost $44,749,462)			$55,044,283

SHORT-TERM INVESTMENTS (52.6%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.10%(e)		23,155,519	$23,155,519

Straight-A Funding, LLC with an effective yield of 0.188%, November 29, 2011		$3,000,000	2,999,066

Straight-A Funding, LLC with an effective yield of 0.097%, October 26, 2011		1,500,000	1,499,896

U.S. Treasury Bills with effective yields ranging from 0.088% to 0.131%, May 3, 2012(SEG)(SEGSF)		4,151,000	4,147,894

U.S. Treasury Bills with an effective yield of 0.010%, January 26, 2012		5,000,000	4,999,838

U.S. Treasury Bills with effective yields ranging from 0.010% to 0.088%, November 17, 2011(SEG)(SEGSF)		5,530,000	5,529,826

U.S. Treasury Bills with effective yields ranging from 0.084% to 0.085%, October 20, 2011(SEG)(SEGSF)		2,680,000	2,679,656

Federal Home Loan Discount Notes with an effective yield of 0.020%, November 23, 2011		5,000,000	4,999,853

Federal Home Loan Discount Notes with an effective yield of 0.025%, November 4, 2011		5,000,000	4,999,882

Federal Home Loan Discount Notes with an effective yield of 0.024%, October 25, 2011		5,000,000	4,999,917

Federal Home Loan Mortgage Discount Notes with an effective yield of 0.040%, December 5, 2011		2,500,000	2,499,819

Federal Home Loan Mortgage Discount Notes with an effective yield of 0.025%, November 8, 2011		5,000,000	4,999,868

Federal National Mortgage Association with an effective yield of 0.084%, December 16, 2011		1,000,000	999,821

Federal National Mortgage Association with an effective yield of 0.040%, December 7, 2011(SEGSF)		5,000,000	4,999,628

Total short-term investments (cost $73,510,483)			$73,510,483

TOTAL INVESTMENTS

Total investments (cost $195,478,039)(b)			$212,415,072

FUTURES CONTRACTS OUTSTANDING at 9/30/11 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Bond 20 yr (Short)	8	$1,141,000	Dec-11	$(27,139)
U.S. Treasury Note 10 yr (Short)	136	17,692,750	Dec-11	(64,688)

Total				$(91,827)

WRITTEN OPTIONS OUTSTANDING at 9/30/11 (premiums received $10,039,906) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 5, 2026.	$6,002,302	Aug-16/4.28	$781,740
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 5, 2026.	6,002,302	Aug-16/4.28	257,295
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 5.35% versus the three month USD-LIBOR-BBA maturing August 8, 2026.	624,981	Aug-16/5.35	16,718
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 8, 2026.	624,981	Aug-16/4.35	84,029
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.47% versus the three month USD-LIBOR-BBA maturing October 11, 2016.	13,444,742	Oct-11/2.47	—
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 1.97% versus the three month USD-LIBOR-BBA maturing October 11, 2016.	13,444,742	Oct-11/1.97	458,331
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing December 16, 2016.	4,075,528	Dec-11/2.28	1,019
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing December 16, 2016.	4,075,528	Dec-11/2.28	184,662
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 15, 2021.	2,487,796	May-16/4.745	230,867
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing May 16, 2021.	2,487,796	May-16/4.745	41,546
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	1,654,601	Jun-16/4.89	26,143
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	1,654,601	Jun-16/4.39	132,368
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 5, 2021.	4,234,248	Aug-16/4.17	97,388
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 5, 2021.	4,234,248	Aug-16/4.17	304,866
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 29, 2024.	879,669	Jul-14/4.375	131,519
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 29, 2024.	879,669	Jul-14/4.3725	20,241
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 30, 2024.	351,867	Jul-14/4.34	51,763
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 30, 2024.	351,867	Jul-14/4.34	8,286
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 30, 2024.	879,667	Jul-14/4.35	20,584
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 30, 2024.	879,667	Jul-14/4.35	130,024
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 31, 2024.	879,667	Jul-14/4.19	22,775
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 31, 2024.	879,667	Jul-14/4.19	120,294
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 5, 2024.	1,055,600	Aug-14/4.20	27,329
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 5, 2024.	1,055,600	Aug-14/4.20	144,712
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 13, 2025.	1,515,500	Feb-15/5.36	25,733
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 13, 2025.	1,515,500	Feb-15/5.36	326,030
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 27, 2026.	1,423,615	Jul-16/4.815	46,695
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 27, 2026.	1,423,615	Jul-16/4.815	232,619
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 28, 2026.	569,446	Jul-16/4.80	18,849
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 28, 2026.	569,446	Jul-16/4.80	92,478
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 1, 2026.	1,423,615	Jul-16/4.80	47,122
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 1, 2026.	1,423,615	Jul-16/4.80	231,195
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2, 2026.	1,423,615	Jul-16/4.67	50,254
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2, 2026.	1,423,615	Jul-16/4.67	219,237
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 3, 2026.	1,708,339	Aug-16/4.68	60,134
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 3, 2026.	1,708,339	Aug-16/4.68	264,109
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing June 1, 2021.	1,329,309	May-16/4.11	94,314
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing June 1, 2021.	1,329,309	May-16/5.11	20,086
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	1,681,461	Jun-16/5.12	25,407
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	1,681,461	Jun-16/4.12	119,821
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.86% versus the three month USD-LIBOR-BBA maturing July 1, 2026.	1,512,559	Jun-16/5.86	32,278
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing July 1, 2026.	1,512,559	Jun-16/4.86	252,597
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.064% versus the three month USD-LIBOR-BBA maturing October 7, 2041.	5,035,588	Oct-11/4.064	—
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 16, 2021.	6,219,489	May-16/4.77	585,851
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.77% versus the three month USD-LIBOR-BBA maturing May 16, 2021.	6,219,489	May-16/4.77	105,756
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 16, 2021.	1,629,094	May-16/4.7575	27,849
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 4.7575% versus the three month USD-LIBOR-BBA maturing May 16, 2021.	1,629,094	May-16/4.7575	152,711
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.01625% versus the three month USD-LIBOR-BBA maturing November 10, 2041.	1,945,847	Nov-11/4.01625	292
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 3.51625% versus the three month USD-LIBOR-BBA maturing November 10, 2041.	1,945,847	Nov-11/3.51625	333,577
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 3.425% versus the three month USD-LIBOR-BBA maturing November 16, 2041.	3,398,200	Nov-11/3.425	13,253
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 3.425% versus the three month USD-LIBOR-BBA maturing November 16, 2041.	3,398,200	Nov-11/3.425	522,677
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 23, 2021.	2,905,323	May-16/4.765	50,233
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 23, 2021.	2,905,323	May-16/4.765	273,013
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 1, 2021.	1,302,319	May-16/4.60	114,396
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 1, 2021.	1,302,319	May-16/4.60	24,249
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing June 1, 2021.	1,308,833	May-16/4.36	103,673
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing June 1, 2021.	1,308,833	May-16/4.86	21,386
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 1.29% versus the three month USD-LIBOR-BBA maturing December 14, 2016.	5,223,922	Dec-11/1.29	26,955
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 1.29% versus the three month USD-LIBOR-BBA maturing December 14, 2016.	5,223,922	Dec-11/1.29	42,470
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	1,644,096	Jun-16/4.575	31,073
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	1,644,096	Jun-16/4.575	142,905
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing January 9, 2022.	28,847,000	Jan-12/5.32	8,264,954
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing January 9, 2022.	28,847,000	Jan-12/5.32	233
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 23 2024.	881,986	Jul-14/4.29	21,256
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 23 2024.	881,986	Jul-14/4.29	126,847
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 24, 2024.	825,142	Jul-14/4.36	19,053
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 24, 2024.	825,142	Jul-14/4.36	122,732
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 12, 2025.	3,504,360	Feb-15/5.27	62,202
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 12, 2025.	3,504,360	Feb-15/5.27	730,203
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 11, 2025.	10,800	Sep-15/4.04	442
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 11, 2025.	10,800	Sep-15/4.04	1,280
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 10, 2026.	1,082,632	Jun-16/4.815	35,586
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 10, 2026.	1,082,632	Jun-16/4.815	177,941
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 22, 2026.	1,427,369	Jul-16/4.74	49,644
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 22, 2026.	1,427,369	Jul-16/4.74	226,852
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 26, 2026.	1,335,375	Jul-16/4.79	45,456
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 26, 2026.	1,335,375	Jul-16/4.79	216,504
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 7, 2045.	1,796,300	Aug-15/4.46	107,365
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 7, 2045.	1,796,300	Aug-15/4.46	579,594
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 10, 2045.	1,796,300	Aug-15/4.375	113,472
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 10, 2045.	1,796,300	Aug-15/4.375	556,745

Total			$19,484,137

TBA SALE COMMITMENTS OUTSTANDING at 9/30/11 (proceeds receivable $3,185,157) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, October 1, 2041	$ 3,000,000	10/13/11	$ 3,182,813

Total			$ 3,182,813

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 (Unaudited)

			Upfront		Payments	Payments	Unrealized
	Swap counterparty /		premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America, N.A.
	$3,603,000		$232,934	8/8/21	4.7%	3 month USD-LIBOR-BBA	$(645,064)
	4,214,000		271,171	8/16/21	4.765%	3 month USD-LIBOR-BBA	(777,675)
	5,018,000		323,159	8/17/21	4.55%	3 month USD-LIBOR-BBA	(825,694)
	4,542,000		293,186	8/19/21	4.475%	3 month USD-LIBOR-BBA	(714,399)
	41,162,000		4,731	7/8/13	0.68%	3 month USD-LIBOR-BBA	(123,140)
	4,959,500		15,911	7/8/26	3.76%	3 month USD-LIBOR-BBA	(843,613)
	5,254,000		—	9/23/13	3 month USD-LIBOR-BBA	0.45%	(12,604)
	5,664,000		—	9/26/13	3 month USD-LIBOR-BBA	0.5075%	(7,302)
	754,000		—	9/30/21	3 month USD-LIBOR-BBA	2.1825%	5,180
	Barclays Bank PLC
	1,626,453		14,719	9/8/16	2.065%	3 month USD-LIBOR-BBA	(51,713)
	1,046,000		—	9/15/20	2.032%	3 month USD-LIBOR-BBA	(4,413)
	22,546,900		(150,356)	9/16/41	3 month USD-LIBOR-BBA	3.04%	1,512,054
	202,500		—	9/19/20	2.12%	3 month USD-LIBOR-BBA	(2,282)
	29,500		—	9/19/41	3 month USD-LIBOR-BBA	3.035%	2,137
	2,137,000		—	9/20/20	2.136%	3 month USD-LIBOR-BBA	(26,831)
	151,000		—	9/22/41	3 month USD-LIBOR-BBA	2.975%	9,002
	5,664,000		—	9/26/13	3 month USD-LIBOR-BBA	0.50625%	(7,485)
	7,753,000		—	9/27/13	3 month USD-LIBOR-BBA	0.5175%	(8,625)
	6,346,000		—	9/28/21	2.041%	3 month USD-LIBOR-BBA	38,140
	25,118,000		—	9/28/13	3 month USD-LIBOR-BBA	0.511043%	(31,866)
	31,409,000		(57,655)	6/17/16	3 month USD-LIBOR-BBA	1.93%	1,201,809
	367,700		1,364	6/17/41	4.04%	3 month USD-LIBOR-BBA	(106,359)
	417,000		—	9/29/41	3 month USD-LIBOR-BBA	2.857%	14,319
	919,000		—	9/29/21	3 month USD-LIBOR-BBA	2.155%	4,061
	8,801,000		—	9/30/13	3 month USD-LIBOR-BBA	0.53%	(7,987)
	566,000		—	9/30/21	2.165%	3 month USD-LIBOR-BBA	(2,977)
	4,764,000		—	9/30/16	3 month USD-LIBOR-BBA	1.25625%	1,456
	200,000		—	6/20/41	3 month USD-LIBOR-BBA	3.91625%	53,292
	422,000		—	10/3/41	2.8175%	3 month USD-LIBOR-BBA	(10,820)
	11,234,000		—	10/3/13	3 month USD-LIBOR-BBA	0.543%	(7,583)
	723,000		—	10/4/21	2.089%	3 month USD-LIBOR-BBA	1,509
	4,560,000		—	6/27/41	3 month USD-LIBOR-BBA	3.88882%	1,185,847
	760,000		—	6/28/41	3.885%	3 month USD-LIBOR-BBA	(196,959)
	700,000		—	6/28/41	3 month USD-LIBOR-BBA	3.88%	180,672
	2,170,000		—	6/29/14	3 month USD-LIBOR-BBA	3.85488%	549,121
	700,000		—	6/30/14	3 month USD-LIBOR-BBA	3.92%	186,710
	612,000		—	7/12/41	3 month USD-LIBOR-BBA	4.0825%	183,028
	3,871,000		—	7/13/20	3 month USD-LIBOR-BBA	2.93%	328,422
	3,061,000		—	7/13/41	3.948%	3 month USD-LIBOR-BBA	(828,206)
	551,000		—	7/20/21	3 month USD-LIBOR-BBA	3.014%	49,273
	1,102,000		—	7/20/41	3.888%	3 month USD-LIBOR-BBA	(283,521)
	5,083,663		(78,288)	9/21/21	3 month USD-LIBOR-BBA	3.14%	408,799
	1,696,000		—	7/22/21	3.049%	3 month USD-LIBOR-BBA	(156,888)
	6,096,500		(8,051)	3/30/31	4.17%	3 month USD-LIBOR-BBA	(1,517,639)
	7,162,400		2,873	7/22/15	3 month USD-LIBOR-BBA	1.38%	138,859
	902,000		—	7/25/41	3 month USD-LIBOR-BBA	3.97%	247,275
	761,000		—	7/28/41	3 month USD-LIBOR-BBA	3.9675%	208,032
	102,000		—	7/29/41	3 month USD-LIBOR-BBA	3.983%	28,236
	611,000		—	8/2/41	3.8925%	3 month USD-LIBOR-BBA	(157,084)
	1,039,000		—	8/3/21	2.931%	3 month USD-LIBOR-BBA	(83,775)
	853,000		—	8/3/41	3.83375%	3 month USD-LIBOR-BBA	(208,674)
	1,161,000		—	8/4/41	3.6108%	3 month USD-LIBOR-BBA	(229,229)
	362,000		—	8/9/41	3.48375%	3 month USD-LIBOR-BBA	(61,620)
	1,862,000		—	8/9/41	3 month USD-LIBOR-BBA	3.49%	319,391
	427,000		—	8/9/41	3 month USD-LIBOR-BBA	3.575%	80,901
	11,545,000		—	8/17/21	2.39%	3 month USD-LIBOR-BBA	(340,306)
	4,077,000		—	8/17/41	3 month USD-LIBOR-BBA	3.343%	570,214
	2,491,000		—	8/18/21	2.401%	3 month USD-LIBOR-BBA	(75,776)
	31,746,297		—	3/21/13	3 month USD-LIBOR-BBA	0.44125%	(47,937)
	1,859,000		—	8/31/21	2.348%	3 month USD-LIBOR-BBA	(45,915)
	32,314,000		(1,452)	5/4/13	0.78%	3 month USD-LIBOR-BBA	(210,490)
	2,000,000		—	8/31/21	2.41%	3 month USD-LIBOR-BBA	(60,296)
	7,937,000		—	9/6/13	3 month USD-LIBOR-BBA	0.48875%	(11,692)
	1,268,000		—	9/8/21	3 month USD-LIBOR-BBA	2.17%	9,411
	1,268,000		—	9/8/21	3 month USD-LIBOR-BBA	2.18%	10,586
	1,582,000		—	9/8/21	2.186%	3 month USD-LIBOR-BBA	(14,083)
	5,769,000		—	9/8/13	3 month USD-LIBOR-BBA	0.52875%	(4,071)
	622,000		—	9/8/41	3 month USD-LIBOR-BBA	2.958%	35,501
	46,350,000		—	9/9/13	0.52%	3 month USD-LIBOR-BBA	40,930
	835,000		—	9/9/21	2.215%	3 month USD-LIBOR-BBA	(9,601)
	861,000		—	9/9/41	3 month USD-LIBOR-BBA	3.045%	64,846
	1,402,000		—	9/9/41	3.072%	3 month USD-LIBOR-BBA	(113,564)
	3,552,000		—	9/9/21	2.24%	3 month USD-LIBOR-BBA	(49,028)
	34,255,000		—	9/9/13	3 month USD-LIBOR-BBA	0.51875%	(31,098)
	1,915,000		—	9/12/20	2.032%	3 month USD-LIBOR-BBA	(8,435)
	Citibank, N.A.
	1,993,000		—	9/23/13	0.459%	3 month USD-LIBOR-BBA	4,438
	525,000		—	9/23/21	2.136%	3 month USD-LIBOR-BBA	(1,641)
	6,733,200		(3,106)	9/26/13	0.49%	3 month USD-LIBOR-BBA	7,948
	19,771,100		(194,785)	9/26/20	3 month USD-LIBOR-BBA	1.96%	(248,118)
	269,500		3,186	9/26/21	2.09%	3 month USD-LIBOR-BBA	3,553
	16,420,000		—	9/30/18	3 month USD-LIBOR-BBA	1.73625%	40,524
	14,681,000		—	10/3/13	3 month USD-LIBOR-BBA	0.55625%	(5,417)
	13,081,250		—	10/3/20	2.04%	3 month USD-LIBOR-BBA	(50,219)
	11,898,000		—	10/3/21	3 month USD-LIBOR-BBA	2.159%	52,589
	804,000		—	10/3/41	2.804%	3 month USD-LIBOR-BBA	(18,449)
	685,000		—	8/4/21	2.81125%	3 month USD-LIBOR-BBA	(47,584)
	78,000		—	8/4/16	1.54375%	3 month USD-LIBOR-BBA	(1,376)
	3,031,000		190,650	7/26/21	4.5475%	3 month USD-LIBOR-BBA	(508,723)
	6,062,000		381,451	7/26/21	4.52%	3 month USD-LIBOR-BBA	(1,001,899)
	1,177,000		—	8/8/41	3.5825%	3 month USD-LIBOR-BBA	(224,960)
	854,000		—	8/8/41	3.517%	3 month USD-LIBOR-BBA	(151,426)
	10,036,000		646,820	8/17/21	4.49%	3 month USD-LIBOR-BBA	(1,595,354)
	Credit Suisse International
	23,616,600		(11,498)	5/27/16	3 month USD-LIBOR-BBA	2.02%	1,070,006
	6,288,500		—	9/21/13	0.5%	3 month USD-LIBOR-BBA	8,798
	420,000		—	9/29/13	0.52375%	3 month USD-LIBOR-BBA	429
	18,313,750		—	10/3/20	2.055%	3 month USD-LIBOR-BBA	(86,441)
	16,657,200		—	10/3/21	3 month USD-LIBOR-BBA	2.172%	93,447
	5,694,200		13,053	3/14/41	4.36%	3 month USD-LIBOR-BBA	(1,971,814)
	7,000,000	(E)	—	3/21/13	1.15625%	3 month USD-LIBOR-BBA	(39,130)
	9,000,000		—	7/22/21	3 month USD-LIBOR-BBA	3.063%	844,216
	1,967,000		—	8/18/41	3.3688%	3 month USD-LIBOR-BBA	(285,640)
	4,793,000		—	8/18/21	3 month USD-LIBOR-BBA	2.4055%	147,794
	157,000		—	8/24/41	3.0775%	3 month USD-LIBOR-BBA	(13,082)
	7,898,100		—	8/31/13	3 month USD-LIBOR-BBA	0.493%	(10,355)
	3,000,000		—	8/31/21	2.407%	3 month USD-LIBOR-BBA	(90,444)
	14,708,600		—	8/31/13	3 month USD-LIBOR-BBA	0.5125%	(13,574)
	5,381,600		—	8/31/21	2.43125%	3 month USD-LIBOR-BBA	(174,354)
	1,717,600		—	8/31/41	3 month USD-LIBOR-BBA	3.264%	211,406
	1,268,000		—	9/8/21	3 month USD-LIBOR-BBA	2.17%	9,411
	152,000		—	9/14/41	2.944%	3 month USD-LIBOR-BBA	(8,161)
	32,432,700		2,313	5/27/13	0.72%	3 month USD-LIBOR-BBA	(159,736)
	Deutsche Bank AG
	880,000		—	9/14/41	3 month USD-LIBOR-BBA	2.95%	48,357
	2,107,000		—	9/19/14	3 month USD-LIBOR-BBA	0.6625%	(3,957)
	3,765,000		—	9/27/18	3 month USD-LIBOR-BBA	1.515%	(45,864)
	7,753,000		—	9/27/13	3 month USD-LIBOR-BBA	0.5175%	(8,548)
	975,000		—	9/29/21	3 month USD-LIBOR-BBA	2.165%	5,206
	12,131,000		—	6/10/21	3.094%	3 month USD-LIBOR-BBA	(1,221,981)
	45,122,200		(31,974)	3/16/14	2.25%	3 month USD-LIBOR-BBA	(1,854,551)
	3,540,000		—	7/1/16	3 month USD-LIBOR-BBA	1.955%	141,103
	15,000		—	7/8/16	3 month USD-LIBOR-BBA	1.946%	585
	754,000		—	9/30/21	3 month USD-LIBOR-BBA	2.1875%	5,527
	20,930,000		—	10/3/20	2.034%	3 month USD-LIBOR-BBA	(61,953)
	19,036,800		—	10/3/21	3 month USD-LIBOR-BBA	2.153%	73,482
	957,000		—	10/4/13	3 month USD-LIBOR-BBA	0.56125%	(315)
	60,203,300		(32,842)	7/18/14	0.96%	3 month USD-LIBOR-BBA	(564,398)
	4,878,600		(7,482)	7/18/21	3.04%	3 month USD-LIBOR-BBA	(456,284)
	2,021,000		—	7/21/21	3 month USD-LIBOR-BBA	3.057%	188,600
	398,000		—	7/27/41	3.95%	3 month USD-LIBOR-BBA	(107,372)
	1,122,457		—	8/5/21	2.698%	3 month USD-LIBOR-BBA	(66,138)
	798,517		—	8/9/41	3.55%	3 month USD-LIBOR-BBA	(147,077)
	501,470		—	8/10/41	3 month USD-LIBOR-BBA	3.455%	82,275
	4,867,700		—	8/12/16	3 month USD-LIBOR-BBA	1.255%	14,644
	1,323,400		—	8/12/41	3.32%	3 month USD-LIBOR-BBA	(179,200)
	21,332,600		—	8/15/41	3.300791%	3 month USD-LIBOR-BBA	(2,797,004)
	1,642,300		—	8/16/21	3 month USD-LIBOR-BBA	2.4775%	61,826
	18,829,100		—	8/16/16	1.24%	3 month USD-LIBOR-BBA	(38,023)
	7,259,000		—	8/16/21	3 month USD-LIBOR-BBA	2.435%	244,724
	1,737,400		—	8/16/41	3 month USD-LIBOR-BBA	3.36%	249,351
	2,220,800		—	8/22/21	3 month USD-LIBOR-BBA	2.218%	29,275
	2,341,600		—	8/24/16	1.23%	3 month USD-LIBOR-BBA	(2,362)
	3,929,400		—	8/24/21	2.271%	3 month USD-LIBOR-BBA	(70,448)
	2,523,800		—	8/24/41	3 month USD-LIBOR-BBA	3.081%	212,153
	16,601,700		—	8/30/13	3 month USD-LIBOR-BBA	0.5075%	(17,144)
	4,023,400		—	8/30/21	2.4075%	3 month USD-LIBOR-BBA	(120,512)
	1,483,800		—	8/30/41	3 month USD-LIBOR-BBA	3.2425%	174,656
	35,796,900		(6,325)	5/13/13	0.75%	3 month USD-LIBOR-BBA	(212,206)
	2,000,000		—	8/31/21	2.407%	3 month USD-LIBOR-BBA	(60,296)
	4,134,200		—	9/12/21	3 month USD-LIBOR-BBA	2.2125%	45,559
	2,007,800		—	9/12/41	3.065%	3 month USD-LIBOR-BBA	(159,238)
	1,916,000		—	9/14/16	1.175%	3 month USD-LIBOR-BBA	5,762
	13,148,394		224,180	7/21/21	3.55%	3 month USD-LIBOR-BBA	(1,602,379)
	2,655,000		—	6/1/16	3 month USD-LIBOR-BBA	1.937%	109,905
	Goldman Sachs International
	202,500		—	9/19/20	2.13375%	3 month USD-LIBOR-BBA	(2,514)
	29,500		—	9/19/41	3 month USD-LIBOR-BBA	3.05%	2,230
	245,000		—	9/20/41	3.065%	3 month USD-LIBOR-BBA	(19,281)
	3,390,000		—	6/8/18	2.52375%	3 month USD-LIBOR-BBA	(218,002)
	996,000		—	9/21/21	3 month USD-LIBOR-BBA	2.188%	8,038
	4,586,000		—	9/23/13	3 month USD-LIBOR-BBA	0.4525%	(10,770)
	4,565,000		—	9/26/13	3 month USD-LIBOR-BBA	0.50625%	(5,977)
	2,499,000		—	9/26/21	3 month USD-LIBOR-BBA	1.93875%	(38,236)
	8,581,847		(311,950)	9/29/41	3 month USD-LIBOR-BBA	3.99%	2,027,044
	235,000		—	9/28/41	3 month USD-LIBOR-BBA	2.69625%	137
	7,230,000		—	9/28/13	3 month USD-LIBOR-BBA	0.5125%	(8,947)
	854,000		—	9/29/21	3 month USD-LIBOR-BBA	2.15125%	3,484
	790,000		—	10/3/13	3 month USD-LIBOR-BBA	0.558%	(292)
	851,000		—	7/1/41	3 month USD-LIBOR-BBA	4.02625%	245,205
	5,901,000		—	7/1/16	3 month USD-LIBOR-BBA	1.9625%	237,387
	1,965,000		—	7/19/21	3 month USD-LIBOR-BBA	3.075%	186,983
	31,994,200		(13,601)	7/20/16	3 month USD-LIBOR-BBA	1.79%	966,087
	1,720,000		—	7/21/21	3.06125%	3 month USD-LIBOR-BBA	(161,179)
	534,000		—	7/21/41	3.935%	3 month USD-LIBOR-BBA	(142,635)
	730,000		—	7/25/21	3.0675%	3 month USD-LIBOR-BBA	(68,595)
	660,000		—	7/25/41	3 month USD-LIBOR-BBA	3.9325%	175,706
	555,000		—	7/25/21	3 month USD-LIBOR-BBA	3.111%	54,388
	6,409,800	(E)	—	3/19/13	1.09375%	3 month USD-LIBOR-BBA	(31,857)
	20,410,297		(340,852)	7/25/21	3 month USD-LIBOR-BBA	3.58%	2,544,663
	13,830,298		479,911	8/24/41	4.29%	3 month USD-LIBOR-BBA	(4,207,088)
	2,029,000		—	7/25/21	3 month USD-LIBOR-BBA	3.127%	201,835
	4,633,000		—	7/26/21	3.09125%	3 month USD-LIBOR-BBA	(445,188)
	1,665,000		—	7/26/41	3 month USD-LIBOR-BBA	3.93625%	444,416
	788,000		—	7/28/41	3.935%	3 month USD-LIBOR-BBA	(210,010)
	1,101,000		—	8/1/21	3 month USD-LIBOR-BBA	3.0625%	102,331
	630,000		—	8/2/41	3.8725%	3 month USD-LIBOR-BBA	(159,309)
	755,000		—	8/2/41	3.81625%	3 month USD-LIBOR-BBA	(181,954)
	749,000		—	8/3/41	3.754%	3 month USD-LIBOR-BBA	(170,612)
	191,000		—	8/4/41	3.718%	3 month USD-LIBOR-BBA	(42,034)
	852,000		—	8/4/41	3.711%	3 month USD-LIBOR-BBA	(186,247)
	200,000		—	8/4/41	3.6225%	3 month USD-LIBOR-BBA	(39,984)
	2,344,000		—	8/5/21	2.722%	3 month USD-LIBOR-BBA	(143,311)
	166,000		—	8/5/41	3 month USD-LIBOR-BBA	3.593%	32,137
	362,000		—	8/9/41	3.48375%	3 month USD-LIBOR-BBA	(61,620)
	639,000		—	8/9/41	3 month USD-LIBOR-BBA	3.54%	116,345
	1,715,000		—	8/10/41	3.435%	3 month USD-LIBOR-BBA	(274,142)
	2,519,300		—	8/15/41	3.2475%	3 month USD-LIBOR-BBA	(302,004)
	741,300		—	8/15/41	3.365%	3 month USD-LIBOR-BBA	(107,234)
	3,284,600		—	8/16/21	3 month USD-LIBOR-BBA	2.47%	121,356
	280,000		—	8/24/41	3 month USD-LIBOR-BBA	3.075%	23,183
	2,250,000		—	8/24/16	3 month USD-LIBOR-BBA	1.235%	2,821
	9,893,000		—	8/30/13	3 month USD-LIBOR-BBA	0.48375%	(14,893)
	2,000,000		—	8/31/21	2.407%	3 month USD-LIBOR-BBA	(60,296)
	13,190,300		(58,060)	5/3/21	3.39%	3 month USD-LIBOR-BBA	(1,791,464)
	417,000		—	9/1/20	2.225%	3 month USD-LIBOR-BBA	(8,975)
	343,000		—	9/1/41	3.195%	3 month USD-LIBOR-BBA	(36,880)
	4,000,000		—	9/1/21	2.362%	3 month USD-LIBOR-BBA	(102,748)
	27,545,100		69,819	5/20/16	3 month USD-LIBOR-BBA	2.00%	1,316,425
	173,000		—	9/13/41	3.023%	3 month USD-LIBOR-BBA	(12,178)
	JPMorgan Chase Bank, N.A.
	3,289,700		—	3/9/26	3 month USD-LIBOR-BBA	4.07%	675,380
	13,800,000	(E)	—	3/21/13	1.1685%	3 month USD-LIBOR-BBA	(78,798)
	4,200,000	(E)	—	3/22/13	1.185%	3 month USD-LIBOR-BBA	(24,696)
	8,548,000		—	9/27/13	3 month USD-LIBOR-BBA	0.51375%	(10,112)
	7,753,000		—	9/27/13	3 month USD-LIBOR-BBA	0.5175%	(8,548)
	22,288,600		—	7/11/13	0.715%	3 month USD-LIBOR-BBA	(84,372)
	5,681,000		—	7/14/16	3 month USD-LIBOR-BBA	1.8325%	187,888
	1,773,000		—	9/29/21	3 month USD-LIBOR-BBA	2.18%	11,916
	750,000		—	9/30/21	3 month USD-LIBOR-BBA	2.203%	6,571
	1,413,000		—	10/3/21	3 month USD-LIBOR-BBA	2.184%	9,495
	2,289,000		—	10/4/13	3 month USD-LIBOR-BBA	0.58%	97
	711,000		—	8/8/41	3.466%	3 month USD-LIBOR-BBA	(118,416)
	427,000		—	8/8/41	3.4275%	3 month USD-LIBOR-BBA	(67,646)
	275,000		—	8/9/41	3.485%	3 month USD-LIBOR-BBA	(46,880)
	20,886,100		3,728	3/31/16	3 month USD-LIBOR-BBA	2.42%	1,201,901
	647,000		—	8/19/41	3.299%	3 month USD-LIBOR-BBA	(84,379)
	1,978,000		—	8/19/21	3 month USD-LIBOR-BBA	2.3675%	53,898
	39,330,400		(4,212)	8/19/13	0.44%	3 month USD-LIBOR-BBA	82,869
	21,090,800		(15,060)	8/19/16	3 month USD-LIBOR-BBA	1.19%	(28,033)
	34,420,200		(164,861)	8/19/20	3 month USD-LIBOR-BBA	2.18%	480,515
	1,609,000		—	8/23/21	2.243%	3 month USD-LIBOR-BBA	(24,826)
	1,219,000		—	8/23/41	3 month USD-LIBOR-BBA	3.088%	104,372
	15,538,000		—	8/23/13	3 month USD-LIBOR-BBA	0.485%	(21,338)
	9,500,000		—	9/1/26	3 month USD-LIBOR-BBA	2.84%	472,011
	3,241,900		(166,147)	8/5/41	3 month USD-LIBOR-BBA	4.555%	1,119,690
	6,464,000		405,131	7/26/21	4.46%	3 month USD-LIBOR-BBA	(1,034,091)
	6,464,000		405,939	7/26/21	4.525%	3 month USD-LIBOR-BBA	(1,072,114)
	9,696,000		613,587	7/27/21	4.745%	3 month USD-LIBOR-BBA	(1,799,974)
	519,000		—	9/2/41	3 month USD-LIBOR-BBA	3.187%	54,886
	4,454,000		—	9/14/21	3 month USD-LIBOR-BBA	2.124%	12,120
	5,065,000		—	9/14/21	2.1575%	3 month USD-LIBOR-BBA	(29,412)
	380,000		—	9/15/41	2.984%	3 month USD-LIBOR-BBA	(23,568)
	1,175,000		—	9/19/21	3 month USD-LIBOR-BBA	2.266%	18,093
	1,068,000		—	9/19/16	3 month USD-LIBOR-BBA	1.231%	(613)

	Total						$(14,133,273)
(E)	See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/11 (Unaudited)

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$1,316,517	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	$10,267
1,340,878	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(1,596)
3,997,708	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	60,709
2,979,424	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	23,236
1,950,304	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(5,163)
1,459,925	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(4,095)
8,151,786	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	63,574
6,376,565	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(17,886)
865,911	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(2,429)
6,666,135	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	51,988
4,804,937	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(13,477)
2,002,427	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	3,976
234,418	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,176)
993,038	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	13,690
1,188,788	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(1,415)
2,742,339	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(7,692)
246,486	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(409)
45,219	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(75)
50,081	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(133)
161,691	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(428)
117,333	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(311)
2,834,369	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	43,043
399,676	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(8,385)
Citibank, N.A.
263,237	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(738)
Credit Suisse International
993,038	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(13,690)
Deutsche Bank AG
1,413,106	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	23,373
Goldman Sachs International
2,436,172	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(32,131)

Total				$177,627

Key to holding's abbreviations
FRB	Floating Rate Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through September 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $139,843,982.
(b)	The aggregate identified cost on a tax basis is $195,728,007, resulting in gross unrealized appreciation and depreciation of $18,800,261 and $2,113,196, respectively, or net unrealized appreciation of $16,687,065.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $13,837 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $15,367,376 and $10,090,000, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.
At the close of the reporting period, the fund maintained liquid assets totaling $78,151,386 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on FRB are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.
Security valuation: Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”. The fund had an average number of contracts of approximately 300 on futures contracts for the reporting period.
Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately $147,200,000 on purchased options contracts for the reporting period. Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to credit risk, to gain exposure to specific markets/countries and to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $1,012,300,000 on interest rate swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $2,826,451 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $33,199,471 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $33,282,013.
TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Mortgage-backed securities	$—	$26,591,466	$—
Purchased options outstanding	—	8,221,178	—
U.S. Government and Agency Mortgage Obligations	—	49,047,662	—
U.S. Treasury Obligations	—	55,044,283	—
Short-term investments	23,155,519	50,354,964	—

Totals by level	$23,155,519	$189,259,553	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(91,827)	$—	$—
Written options	—	(19,484,137)	—
TBA sale commitments	—	(3,182,813)	—
Interest rate swap contracts	—	(17,074,532)	—
Total return swap contracts	—	177,627	—

Totals by level	$(91,827)	$(39,563,855)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Interest rate contracts	$34,898,419	$63,150,110

Total	$34,898,419	$63,150,110

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Capital Opportunities Fund

The fund's portfolio
9/30/11 (Unaudited)

COMMON STOCKS (95.6%)(a)
	Shares	Value

Aerospace and defense (1.0%)

Alliant Techsystems, Inc.(S)	999	$54,455

National Presto Industries, Inc.(S)	422	36,676

Teledyne Technologies, Inc.(NON)	3,785	184,935

		276,066
Air freight and logistics (0.3%)

HUB Group, Inc. Class A(NON)	2,076	58,689

Pacer International, Inc.(NON)	5,137	19,264

		77,953
Airlines (0.3%)

Republic Airways Holdings, Inc.(NON)	31,645	89,555

		89,555
Auto components (1.8%)

Autoliv, Inc. (Sweden)(S)	4,506	218,541

BorgWarner, Inc.(NON)(S)	2,295	138,916

Dana Holding Corp.(NON)	7,495	78,698

Superior Industries International, Inc.	4,415	68,212

		504,367
Beverages (0.7%)

Boston Beer Co., Inc. Class A(NON)(S)	2,935	213,375

		213,375
Biotechnology (0.5%)

Cubist Pharmaceuticals, Inc.(NON)(S)	3,866	136,547

		136,547
Building products (0.4%)

AAON, Inc.	3,632	57,204

American Woodmark Corp.	1,332	16,131

Apogee Enterprises, Inc.	4,158	35,717

		109,052
Capital markets (3.7%)

Affiliated Managers Group(NON)	790	61,660

Calamos Asset Management, Inc. Class A	2,365	23,674

E*Trade Financial Corp.(NON)	5,030	45,823

Eaton Vance Corp.(S)	2,699	60,107

Federated Investors, Inc.(S)	7,770	136,208

Jefferies Group, Inc.	13,830	171,630

Legg Mason, Inc.(S)	3,705	95,256

LPL Investment Holdings, Inc.(NON)	1,254	31,877

SEI Investments Co.	16,200	249,156

Waddell & Reed Financial, Inc. Class A(S)	7,209	180,297

		1,055,688
Chemicals (3.6%)

American Vanguard Corp.(S)	4,515	50,387

Ashland, Inc.(S)	1,870	82,542

Cytec Industries, Inc.(S)	1,885	66,239

Eastman Chemical Co.	1,304	89,363

FMC Corp.	1,101	76,145

Georgia Gulf Corp.(NON)	2,805	38,793

Innophos Holdings, Inc.	3,065	122,202

International Flavors & Fragrances, Inc.	1,775	99,791

LSB Industries, Inc.(NON)	1,055	30,247

Methanex Corp. (Canada)	4,565	95,135

Olin Corp.(S)	4,161	74,940

OM Group, Inc.(NON)(S)	2,055	53,368

Valspar Corp.	4,685	146,219

		1,025,371
Commercial banks (7.4%)

Bancorp, Inc.(NON)	36,162	258,920

Bond Street Holdings, LLC 144A Class A(F)(NON)	3,695	75,748

City Holding Co.(S)	2,200	59,378

City National Corp.(S)	3,030	114,413

Commerce Bancshares, Inc.	1,655	57,511

Cullen/Frost Bankers, Inc.(S)	830	38,064

East West Bancorp, Inc.	20,866	311,112

First Citizens BancShares, Inc. Class A	1,372	196,937

First Horizon National Corp.	11,280	67,229

IBERIABANK Corp.(S)	1,535	72,237

International Bancshares Corp.	6,490	85,344

NBH Holdings Corp. 144A Class A	6,250	103,438

OmniAmerican Bancorp, Inc.(NON)(S)	4,925	67,226

PacWest Bancorp(S)	2,693	37,540

Popular, Inc. (Puerto Rico)(NON)	18,295	27,443

PrivateBancorp, Inc.	7,030	52,866

Sandy Spring Bancorp, Inc.	2,190	32,040

Seacoast Banking Corp. of Florida(NON)(S)	19,930	29,297

Signature Bank(NON)	1,425	68,015

SVB Financial Group(NON)(S)	3,826	141,562

Union First Market Bankshares Corp.	2,119	22,716

Valley National Bancorp(S)	11,620	123,056

Webster Financial Corp.(S)	5,257	80,432

		2,122,524
Commercial services and supplies (1.7%)

Brink's Co. (The)	2,450	57,110

Deluxe Corp.(S)	3,513	65,342

Ennis Inc.	8,031	104,885

R. R. Donnelley & Sons Co.	15,445	218,083

Steelcase, Inc.(S)	6,543	41,286

		486,706
Communications equipment (1.8%)

ADTRAN, Inc.(S)	2,907	76,919

EchoStar Corp. Class A(NON)	3,145	71,108

F5 Networks, Inc.(NON)(S)	2,310	164,126

Netgear, Inc.(NON)	4,335	112,233

Polycom, Inc.(NON)(S)	4,970	91,299

		515,685
Computers and peripherals (1.0%)

Lexmark International, Inc. Class A(NON)(S)	4,380	118,391

Logitech International SA (Switzerland)(NON)(S)	8,600	67,166

Logitech International SA (Switzerland)(NON)	1,170	9,000

QLogic Corp.(NON)	7,425	94,149

		288,706
Construction and engineering (0.9%)

Chicago Bridge & Iron Co., NV (Netherlands)	5,855	167,629

Tutor Perini Corp.	7,157	82,234

		249,863
Construction materials (0.1%)

Headwaters, Inc.(NON)	25,130	36,187

		36,187
Containers and packaging (1.0%)

Boise, Inc.	12,160	62,867

Packaging Corp. of America	2,792	65,054

Sealed Air Corp.	5,445	90,932

Sonoco Products Co.(S)	2,470	69,728

		288,581
Diversified consumer services (0.9%)

Career Education Corp.(NON)	5,477	71,475

Sotheby's Holdings, Inc. Class A	1,755	48,385

Weight Watchers International, Inc.	2,365	137,761

		257,621
Electric utilities (1.2%)

FirstEnergy Corp.	2,726	122,425

Pepco Holdings, Inc.(S)	5,445	103,019

PNM Resources, Inc.	6,605	108,520

		333,964
Electrical equipment (2.0%)

AMETEK, Inc.	4,944	163,004

Hubbell, Inc. Class B	3,716	184,091

Regal-Beloit Corp.	715	32,447

Roper Industries, Inc.	1,666	114,804

Woodward, Inc.	3,155	86,447

		580,793
Electronic equipment, instruments, and components (0.3%)

Multi-Fineline Electronix, Inc.(NON)	3,735	74,476

		74,476
Energy equipment and services (3.6%)

Atwood Oceanics, Inc.(NON)(S)	3,140	107,890

Basic Energy Services, Inc.(NON)(S)	6,805	96,359

Complete Production Services, Inc.(NON)	1,830	34,496

Helix Energy Solutions Group, Inc.(NON)(S)	7,630	99,953

Hercules Offshore, Inc.(NON)(S)	13,360	39,011

Key Energy Services, Inc.(NON)	14,705	139,550

Oil States International, Inc.(NON)	1,760	89,619

Parker Drilling Co.(NON)	12,475	54,765

Patterson-UTI Energy, Inc.	5,075	88,001

Rowan Cos., Inc.(NON)	1,535	46,342

Superior Energy Services(NON)	2,030	53,267

TETRA Technologies, Inc.(NON)	6,270	48,404

Tidewater, Inc.(S)	1,225	51,511

Unit Corp.(NON)	2,365	87,316

		1,036,484
Food and staples retail (0.3%)

Nash Finch Co.	3,048	82,083

		82,083
Food products (0.3%)

Fresh Del Monte Produce, Inc.(S)	3,745	86,884

		86,884
Health-care equipment and supplies (1.9%)

Align Technology, Inc.(NON)	5,800	87,986

Cyberonics, Inc.(NON)	2,250	63,675

Hill-Rom Holdings, Inc.(S)	5,180	155,504

Hologic, Inc.(NON)	6,165	93,770

Invacare Corp.(S)	2,880	66,355

SurModics, Inc.(NON)	7,183	65,365

		532,655
Health-care providers and services (5.0%)

Amedisys, Inc.(NON)	3,416	50,625

AMERIGROUP Corp.(NON)	5,552	216,584

AMN Healthcare Services, Inc.(NON)(S)	16,839	67,524

Centene Corp.(NON)	2,980	85,437

Chemed Corp.	1,670	91,783

Coventry Health Care, Inc.(NON)(S)	4,790	138,000

Cross Country Healthcare, Inc.(NON)	9,561	39,965

Gentiva Health Services, Inc.(NON)	4,315	23,819

Health Net, Inc.(NON)	4,455	105,628

Healthways, Inc.(NON)	8,420	82,769

Kindred Healthcare, Inc.(NON)(S)	5,035	43,402

LifePoint Hospitals, Inc.(NON)	2,575	94,348

Medcath Corp.(NON)	4,634	64,320

Molina Healthcare, Inc.(NON)	6,687	103,247

Omnicare, Inc.	5,291	134,550

Universal American Corp.	8,045	80,933

		1,422,934
Hotels, restaurants, and leisure (0.8%)

Jack in the Box, Inc.(NON)(S)	3,090	61,553

Red Robin Gourmet Burgers, Inc.(NON)(S)	5,575	134,302

Sonic Corp.(NON)	4,730	33,441

		229,296
Household durables (2.2%)

Blyth, Inc.	735	40,756

CSS Industries, Inc.	2,365	39,448

Helen of Troy, Ltd. (Bermuda)(NON)	8,264	207,592

Mohawk Industries, Inc.(NON)	3,460	148,469

NVR, Inc.(NON)	140	84,557

Whirlpool Corp.(S)	2,515	125,524

		646,346
Household products (0.4%)

Church & Dwight Co., Inc.(S)	2,394	105,815

		105,815
Insurance (3.8%)

American Financial Group, Inc.	2,680	83,268

Amerisafe, Inc.(NON)	1,622	29,861

Aspen Insurance Holdings, Ltd.	2,531	58,314

Delphi Financial Group Class A(S)	3,812	82,034

Endurance Specialty Holdings, Ltd. (Bermuda)	2,712	92,615

Hanover Insurance Group, Inc. (The)	2,992	106,216

HCC Insurance Holdings, Inc.	3,223	87,182

RenaissanceRe Holdings, Ltd.	1,530	97,614

Safety Insurance Group, Inc.	2,966	112,204

SeaBright Insurance Holdings, Inc.	4,304	30,989

Selective Insurance Group(S)	6,579	85,856

Stancorp Financial Group	3,066	84,530

Validus Holdings, Ltd.	1,911	47,622

W.R. Berkley Corp.	3,530	104,806

		1,103,111
Internet software and services (1.4%)

IAC/InterActiveCorp.(NON)	4,545	179,755

Open Text Corp. (Canada)(NON)	2,155	112,319

ValueClick, Inc.(NON)(S)	6,285	97,795

		389,869
IT Services (3.0%)

Acxiom Corp.(NON)	6,150	65,436

Alliance Data Systems Corp.(NON)(S)	2,030	188,181

Broadridge Financial Solutions, Inc.	3,395	68,375

CSG Systems International, Inc.(NON)(S)	6,200	78,368

DST Systems, Inc.(S)	2,435	106,726

Global Cash Access, Inc.(NON)	10,680	27,341

Global Payments, Inc.	2,385	96,330

NeuStar, Inc. Class A(NON)	7,715	193,955

Unisys Corp.(NON)(S)	2,835	44,481

		869,193
Leisure equipment and products (1.1%)

Hasbro, Inc.(S)	2,650	86,417

Jakks Pacific, Inc.(NON)	1,958	37,104

Polaris Industries, Inc.	3,680	183,890

		307,411
Life sciences tools and services (0.7%)

Bio-Rad Laboratories, Inc. Class A(NON)	960	87,139

Parexel International Corp.(NON)	6,445	122,004

		209,143
Machinery (5.7%)

Actuant Corp. Class A	23,530	464,718

AGCO Corp.(NON)	2,730	94,376

EnPro Industries, Inc.(NON)(S)	3,660	108,629

Gardner Denver, Inc.	1,842	117,059

Harsco Corp.	2,975	57,685

Kennametal, Inc.	4,500	147,330

Manitowoc Co., Inc. (The)(S)	15,040	100,918

Oshkosh Corp.(NON)	9,125	143,628

Terex Corp.(NON)	5,370	55,096

WABCO Holdings, Inc.(NON)	9,180	347,555

		1,636,994
Media (0.7%)

Clear Channel Outdoor Holdings, Inc. Class A(NON)	4,000	37,440

Gannett Co., Inc.(S)	18,105	172,541

		209,981
Metals and mining (2.2%)

Century Aluminum Co.(NON)(S)	5,575	49,841

Cliffs Natural Resources, Inc.	1,105	56,543

Coeur d'Alene Mines Corp.(NON)	4,030	86,403

Commercial Metals Co.	5,245	49,880

Compass Minerals International, Inc.	1,155	77,131

Reliance Steel & Aluminum Co.	2,804	95,364

Schnitzer Steel Industries, Inc. Class A	925	34,040

Steel Dynamics, Inc.	6,670	66,166

U.S. Steel Corp.	1,535	33,785

Walter Energy, Inc.	1,395	83,714

		632,867
Multiline retail (1.2%)

Dollar Tree, Inc.(NON)	3,470	260,632

Saks, Inc.(NON)(S)	10,013	87,614

		348,246
Multi-utilities (0.3%)

Black Hills Corp.(S)	3,270	100,193

		100,193
Oil, gas, and consumable fuels (3.0%)

Alpha Natural Resources, Inc.(NON)	2,566	45,393

Berry Petroleum Co. Class A(S)	2,481	87,778

Cabot Oil & Gas Corp. Class A	1,800	111,438

Clayton Williams Energy, Inc.(NON)(S)	1,110	47,519

Contango Oil & Gas Co.(NON)	1,385	75,773

Petroleum Development Corp.(NON)(S)	3,369	65,325

Scorpio Tankers, Inc. (Monaco)(NON)	6,869	36,268

Ship Finance International, Ltd. (Norway)(S)	4,724	61,412

SM Energy Co.	1,335	80,968

Stone Energy Corp.(NON)	3,445	55,843

Swift Energy Co.(NON)(S)	3,195	77,766

W&T Offshore, Inc.	3,485	47,954

Whiting Petroleum Corp.(NON)	1,756	61,600

		855,037
Paper and forest products (0.1%)

Domtar Corp. (Canada)(S)	590	40,220

		40,220
Personal products (0.7%)

Inter Parfums, Inc.	12,360	190,962

		190,962
Pharmaceuticals (2.7%)

Endo Pharmaceuticals Holdings, Inc.(NON)	4,799	134,324

Medicis Pharmaceutical Corp. Class A(S)	8,197	299,027

Par Pharmaceutical Cos., Inc.(NON)	3,512	93,489

Valeant Pharmaceuticals International, Inc. (Canada)	6,331	235,007

		761,847
Professional services (1.8%)

CDI Corp.	1,833	19,576

Dun & Bradstreet Corp. (The)	1,285	78,719

Heidrick & Struggles International, Inc.	4,005	65,882

IHS, Inc. Class A(NON)	2,135	159,719

TrueBlue, Inc.(NON)	16,659	188,746

		512,642
Real estate investment trusts (REITs) (4.5%)

DiamondRock Hospitality Co.	18,279	127,770

Entertainment Properties Trust(S)	1,024	39,916

Hospitality Properties Trust(S)	9,035	191,813

Kimco Realty Corp.	3,490	52,455

LaSalle Hotel Properties	7,295	140,064

LTC Properties, Inc.	3,591	90,924

Macerich Co. (The)	1,999	85,217

National Health Investors, Inc.	2,124	89,484

National Retail Properties, Inc.	3,189	85,688

Omega Healthcare Investors, Inc.(S)	7,343	116,974

Taubman Centers, Inc.(S)	3,380	170,048

Ventas, Inc.(S)	1,986	98,108

		1,288,461
Real estate management and development (0.6%)

Jones Lang LaSalle, Inc.	3,250	168,383

		168,383
Road and rail (0.4%)

Arkansas Best Corp.	4,764	76,939

Con-way, Inc.	1,340	29,654

		106,593
Semiconductors and semiconductor equipment (5.6%)

Amkor Technologies, Inc.(NON)(S)	18,500	80,660

Cymer, Inc.(NON)	1,690	62,834

Fairchild Semiconductor International, Inc.(NON)	7,405	79,974

International Rectifier Corp.(NON)	5,890	109,672

Intersil Corp. Class A	8,320	85,613

KLA-Tencor Corp.	2,185	83,642

Lam Research Corp.(NON)	2,070	78,619

MKS Instruments, Inc.	4,250	92,268

Novellus Systems, Inc.(NON)(S)	3,530	96,228

Omnivision Technologies, Inc.(NON)(S)	7,695	108,038

ON Semiconductor Corp.(NON)	19,630	140,747

PMC - Sierra, Inc.(NON)	21,825	130,514

RF Micro Devices, Inc.(NON)(S)	17,375	110,158

Silicon Laboratories, Inc.(NON)(S)	3,020	101,200

Skyworks Solutions, Inc.(NON)	7,560	135,626

Teradyne, Inc.(NON)(S)	9,525	104,870

		1,600,663
Software (4.4%)

ANSYS, Inc.(NON)	3,265	160,116

Autodesk, Inc.(NON)	1,915	53,199

Blackbaud, Inc.	5,070	112,909

FactSet Research Systems, Inc.	960	85,411

Fair Isaac Corp.	4,285	93,542

Manhattan Associates, Inc.(NON)	3,110	102,879

MicroStrategy, Inc.(NON)	1,045	119,203

Perfect World Co., Ltd. ADR (China)(NON)	4,055	45,254

Progress Software Corp.(NON)	5,015	88,013

Quest Software, Inc.(NON)	4,930	78,288

Synopsys, Inc.(NON)	5,737	139,753

TIBCO Software, Inc.(NON)	3,560	79,708

Websense, Inc.(NON)(S)	6,170	106,741

		1,265,016
Specialty retail (2.8%)

Aeropostale, Inc.(NON)(S)	4,315	46,645

ANN, Inc.(NON)	9,010	205,788

Books-A-Million, Inc.(S)	9,044	20,982

Buckle, Inc. (The)(S)	3,302	126,995

Cabela's, Inc.(NON)	9,660	197,933

Cato Corp. (The) Class A	1,753	39,548

Jos. A. Bank Clothiers, Inc.(NON)	2,237	104,311

Systemax, Inc.(NON)(S)	3,667	46,644

		788,846
Textiles, apparel, and luxury goods (1.4%)

Jones Group, Inc. (The)	14,830	136,584

Kenneth Cole Productions, Inc. Class A(NON)	5,245	56,279

Maidenform Brands, Inc.(NON)	3,594	84,136

Perry Ellis International, Inc.(NON)(S)	2,601	48,899

Wolverine World Wide, Inc.	2,268	75,411

		401,309
Thrifts and mortgage finance (1.0%)

Kaiser Federal Financial Group, Inc.	11,636	137,305

MGIC Investment Corp.(NON)	7,644	14,294

Provident New York Bancorp	22,839	132,923

		284,522
Tobacco (0.2%)

Universal Corp.(S)	1,869	67,022

		67,022
Trading companies and distributors (1.2%)

Applied Industrial Technologies, Inc.(S)	7,328	199,028

GATX Corp.	4,395	136,190

		335,218

Total common stocks (cost $27,597,335)		$27,339,326

SHORT-TERM INVESTMENTS (21.1%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	5,544,247	$5,544,247

Putnam Money Market Liquidity Fund 0.10%(e)	478,078	478,078

Total short-term investments (cost $6,022,325)		$6,022,325

TOTAL INVESTMENTS

Total investments (cost $33,619,660)(b)		$33,361,651

Key to holding's abbreviations
ADR	American Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through September 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $28,601,517.
(b)	The aggregate identified cost on a tax basis is $33,767,359, resulting in gross unrealized appreciation and depreciation of $4,633,977 and $5,039,685, respectively, or net unrealized depreciation of $405,708.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $5,239,557. The fund received cash collateral of $5,544,247 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $520 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $6,504,483 and $8,170,594, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$3,693,423	$—	$—
Consumer staples	746,141	—	—
Energy	1,891,521	—	—
Financials	5,843,503	103,438	75,748
Health care	3,063,126	—	—
Industrials	4,461,435	—	—
Information technology	4,994,608	9,000	—
Materials	2,023,226	—	—
Utilities	434,157	—	—
Total common stocks	27,151,140	112,438	75,748
Short-term investments	478,078	5,544,247	—

Totals by level	$27,629,218	$5,656,685	$75,748

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Diversified Income Fund

The fund's portfolio
9/30/11 (Unaudited)

CORPORATE BONDS AND NOTES (33.4%)(a)
			Principal amount	Value

Basic materials (2.8%)

Associated Materials, LLC company guaranty sr. notes 9 1/8s, 2017			$351,000	$284,310

Atkore International, Inc. 144A sr. notes 9 7/8s, 2018			242,000	219,010

Catalyst Paper Corp. 144A company guaranty sr. notes 11s, 2016 (Canada)			36,000	23,400

Celanese US Holdings, LLC company guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)			360,000	372,150

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			250,000	246,250

Clondalkin Acquisition BV 144A company guaranty sr. notes FRN 2.347s, 2013 (Netherlands)			100,000	89,000

Dynacast International, LLC/Dynacast Finance, Inc. 144A notes 9 1/4s, 2019			80,000	75,000

Exopack Holding Corp. 144A sr. notes 10s, 2018			200,000	187,000

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			603,000	603,000

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			389,000	367,605

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			247,000	228,475

Georgia-Pacific, LLC 144A company guaranty 7 1/8s, 2017			240,000	251,500

Grohe Holding GmbH 144A company guaranty sr. notes FRN 5.528s, 2017 (Germany)		EUR	418,000	505,725

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			$277,000	202,903

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			220,000	181,500

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			387,000	370,553

INEOS Finance PLC 144A company guaranty sr. notes 9 1/4s, 2015 (United Kingdom)		EUR	160,000	206,146

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)			$275,000	270,875

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)		EUR	326,000	303,160

Kronos International, Inc. sr. notes 6 1/2s, 2013 (Germany)		EUR	401,600	519,745

Lyondell Chemical Co. sr. notes 11s, 2018			$1,220,000	1,317,600

Lyondell Chemical Co. 144A company guaranty sr. notes 8s, 2017			589,000	634,648

Momentive Performance Materials, Inc. notes 9s, 2021			412,000	282,220

NewPage Corp. company guaranty sr. notes 11 3/8s, 2014 (In default)(NON)			140,000	103,950

Nexeo Solutions, LLC/Nexeo Solutions Finance Corp. 144A company guaranty sr. sub. notes 8 3/8s, 2018			85,000	83,938

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			295,000	289,100

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015			306,000	300,645

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)		EUR	483,000	670,841

PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)			$125,000	130,938

Pregis Corp. company guaranty notes FRN 6.605s, 2013		EUR	50,000	60,467

Pregis Corp. company guaranty sr. sub. notes 12 3/8s, 2013			$150,000	136,500

Rockwood Specialties Group, Inc. company guaranty sr. unsec. sub. notes 7 5/8s, 2014		EUR	50,000	66,000

Sealed Air Corp. 144A sr. unsec. notes 8 3/8s, 2021(FWC)			$105,000	106,050

SGL Carbon SE company guaranty sr. sub. notes FRN Ser. EMTN, 2.785s, 2015 (Germany)		EUR	182,000	232,059

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			$132,000	126,720

Solutia, Inc. company guaranty sr. unsec. notes 8 3/4s, 2017			202,000	215,130

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			418,000	438,900

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2012			111,000	113,498

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			253,000	251,735

Styrolution Group GmbH 144A sr. notes 7 5/8s, 2016 (Germany)		EUR	225,000	223,048

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)			$175,000	205,730

Thompson Creek Metals Co., Inc. 144A company guaranty sr. notes 7 3/8s, 2018 (Canada)			140,000	126,000

TPC Group, LLC 144A sr. notes 8 1/4s, 2017			310,000	303,800

Tube City IMS Corp. company guaranty sr. unsec. sub. notes 9 3/4s, 2015			292,000	278,860

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019			120,000	82,800

Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes 11 1/2s, 2014			343,000	356,720

				12,645,204
Capital goods (1.7%)

Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016			277,000	277,693

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			135,000	137,700

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 5 1/4s, 2014			143,000	134,420

American Axle & Manufacturing, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			45,000	42,300

American Axle & Manufacturing, Inc. 144A company guaranty sr. notes 9 1/4s, 2017			104,000	108,160

ARD Finance SA 144A sr. notes 11 1/8s, 2018 (Luxembourg)(PIK)		EUR	100,000	99,542

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	190,000	237,223

BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			$398,000	416,905

Berry Plastics Corp. company guaranty notes FRN 4.222s, 2014			260,000	218,400

Berry Plastics Corp. company guaranty sr. notes 9 1/2s, 2018			131,000	111,350

Berry Plastics Corp. notes 9 3/4s, 2021			33,000	28,050

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			208,000	210,080

Crown Americas, LLC/Crown Americas Capital Corp. III 144A sr. notes 6 1/4s, 2021			195,000	195,000

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	60,000	77,855

Graham Packaging Co., LP/GPC Capital Corp. company guaranty sr. unsec. notes 8 1/4s, 2017			$130,000	130,813

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			516,000	513,420

Kratos Defense & Security Solutions, Inc. 144A company guaranty sr. notes 10s, 2017			39,000	38,805

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			469,000	591,657

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020			33,000	32,505

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			335,000	308,200

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			155,000	155,775

Rexam PLC unsec. sub. bonds FRB 6 3/4s, 2067 (United Kingdom)		EUR	210,000	249,862

Rexel SA company guaranty sr. unsec. notes 8 1/4s, 2016 (France)		EUR	324,000	433,826

Reynolds Group DL Escrow, Inc./Reynolds Group Escrow, LLC 144A sr. notes 8 3/4s, 2016 (Luxembourg)		EUR	467,000	600,292

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 7 1/8s, 2019			$185,000	172,050

Reynolds Group Issuer, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			110,000	93,500

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. notes 7 7/8s, 2019			100,000	96,500

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. unsec. notes 9 7/8s, 2019			100,000	88,000

Ryerson, Inc. company guaranty sr. notes 12s, 2015			428,000	428,000

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			200,000	201,000

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			195,000	189,150

Terex Corp. sr. unsec. sub. notes 8s, 2017			81,000	71,685

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			428,000	419,440

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			162,000	168,480

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			390,000	396,825

Zinc Capital SA 144A sr. notes 8 7/8s, 2018 (Luxembourg)		EUR	145,000	149,996

				7,824,459
Communication services (4.0%)

AMC Networks, Inc. 144A company guaranty sr. unsec notes 7 3/4s, 2021			$115,000	117,875

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			100,000	101,000

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			150,000	156,188

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			66,000	67,155

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			255,000	259,463

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			246,000	231,240

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			235,000	227,950

Cequel Communications Holdings I LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017			206,000	203,940

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 7s, 2015			112,000	110,600

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			360,000	316,800

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			1,020,000	864,450

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			358,000	311,460

Cricket Communications, Inc. company guaranty sr. unsec. unsub. notes 10s, 2015			500,000	496,250

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			660,000	662,475

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			90,000	92,700

CSC Holdings LLC sr. notes 6 3/4s, 2012			116,000	118,030

CSC Holdings LLC sr. unsec. unsub. notes 8 1/2s, 2014			320,000	345,200

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			443,000	416,420

EH Holding Corp. 144A sr. notes 6 1/2s, 2019			200,000	192,500

EH Holding Corp. 144A sr. unsec. notes 7 5/8s, 2021			400,000	385,000

Equinix, Inc. sr. unsec. notes 7s, 2021			175,000	174,125

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			250,000	242,500

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			787,000	757,488

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			500,000	501,250

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 7 1/2s, 2021 (Bermuda)			288,000	267,840

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			1,399,937	1,203,946

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			349,000	302,758

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			180,000	154,800

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)		EUR	175,000	227,121

Kabel Deutchland GmbH 144A sr. notes 6 1/2s, 2018 (Germany)		EUR	140,000	187,125

Level 3 Escrow, Inc. 144A sr. unsec. notes 8 1/8s, 2019			$50,000	44,188

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2014			342,000	337,725

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			169,000	157,170

Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			71,000	70,645

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			553,000	539,175

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			500,000	547,500

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			85,000	86,700

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			364,000	382,200

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			215,000	225,213

Phones4U Finance PLC 144A sr. notes 9 1/2s, 2018 (United Kingdom)		GBP	240,000	273,706

Qwest Communications International, Inc. company guaranty 7 1/2s, 2014			$140,000	140,000

Qwest Communications International, Inc. company guaranty Ser. B, 7 1/2s, 2014			250,000	250,000

Qwest Corp. sr. unsec. notes 7 1/2s, 2014			55,000	59,400

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			148,000	142,820

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			120,000	126,000

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			220,000	230,450

Sprint Capital Corp. company guaranty 8 3/4s, 2032			75,000	65,156

Sprint Capital Corp. company guaranty 6 7/8s, 2028			140,000	104,650

Sprint Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2012			260,000	262,600

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			1,305,000	1,213,650

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			137,000	117,820

Sunrise Communications Holdings SA 144A company guaranty sr. notes 8 1/2s, 2018 (Luxembourg)		EUR	100,000	124,899

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)		EUR	100,000	129,103

Unitymedia GmbH company guaranty sr. notes Ser. REGS, 9 5/8s, 2019 (Germany)		EUR	400,000	519,950

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 8 1/8s, 2017 (Germany)		EUR	276,000	368,818

UPC Holdings BV sr. notes 9 3/4s, 2018 (Netherlands)		EUR	421,000	560,717

Virgin Media Finance PLC company guaranty sr. unsec. bond 8 7/8s, 2019 (United Kingdom)		GBP	50,000	81,968

Wind Acquisition Finance SA sr. notes Ser. REGS, 11 3/4s, 2017 (Netherlands)		EUR	223,000	247,104

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 3/8s, 2018 (Netherlands)		EUR	445,000	504,238

Wind Acquisition Holding company guaranty sr. notes Ser. REGS, 12 1/4s, 2017 (Luxembourg)(PIK)		EUR	130,000	141,866

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			$80,000	80,600

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			363,000	367,538

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			149,000	143,785

				18,343,003
Conglomerates (0.1%)

SPX Corp. company guaranty sr. unsec. notes 6 7/8s, 2017			95,000	97,375

SPX Corp. sr. unsec. notes 7 5/8s, 2014			160,000	171,200

				268,575
Consumer cyclicals (5.9%)

Academy Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			35,000	32,550

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			50,000	38,500

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			566,000	435,820

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			300,000	234,000

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			240,000	217,200

AMC Entertainment, Inc. sr. sub. notes 8s, 2014			171,000	165,015

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			314,000	303,795

Ameristar Casinos, Inc. 144A sr. notes 7 1/2s, 2021			230,000	222,525

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016(PIK)			97,000	95,545

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			360,000	367,200

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015			98,000	66,150

Beazer Homes USA, Inc. sr. unsec. notes 9 1/8s, 2019			95,000	60,325

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014			400,000	320,000

Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s, 2018			70,000	61,775

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			140,000	142,800

Building Materials Corp. 144A sr. notes 7s, 2020			255,000	254,363

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			105,000	101,850

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			150,000	142,500

Burlington Coat Factory Warehouse Corp. 144A company guaranty sr. unsec. notes 10s, 2019			185,000	157,250

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			660,000	392,700

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			580,000	585,075

Carlson Wagonlit BV company guaranty sr. sec. notes FRN Ser. REGS, 7.36s, 2015 (Netherlands)		EUR	335,000	336,674

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			$100,000	103,250

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			195,000	153,563

Cenveo Corp. 144A company guaranty sr. unsec. notes 10 1/2s, 2016			115,000	92,000

Chrysler Group, LLC/CG Co-Issuer, Inc. 144A company guaranty sr. notes 8 1/4s, 2021			410,000	316,725

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			60,000	56,700

CityCenter Holdings LLC/CityCenter Finance Corp. 144A company guaranty sr. notes 10 3/4s, 2017(PIK)			388,454	352,522

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			180,000	133,650

Clear Channel Communications, Inc. company guaranty unsec. unsub. notes 10 3/4s, 2016			124,000	64,170

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017			659,000	673,828

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015			125,000	125,625

Conti-Gummi Finance B.V. company guaranty bonds Ser. REGS, 7 1/8s, 2018 (Netherlands)		EUR	411,000	515,661

Cumulus Media, Inc. 144A sr. notes 7 3/4s, 2019			$315,000	265,388

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 7 5/8s, 2016			110,000	118,250

DISH DBS Corp. company guaranty 7 1/8s, 2016			247,000	250,088

DISH DBS Corp. company guaranty 6 5/8s, 2014			715,000	723,044

DISH DBS Corp. company guaranty sr. unsec. notes 7 3/4s, 2015			161,000	165,025

DISH DBS Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			259,000	247,345

FelCor Lodging Escrow, LP 144A sr. notes 6 3/4s, 2019(R)			405,000	362,475

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			189,000	196,560

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			520,000	502,276

General Motors Financial Co., Inc. 144A sr. notes 6 3/4s, 2018			179,000	175,420

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015			280,000	253,400

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)			265,000	288,850

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			241,000	233,770

Hanesbrands, Inc. sr. unsec. notes 8s, 2016			230,000	243,225

Host Hotels & Resorts LP company guaranty sr. unsec. unsub. notes Ser. Q, 6 3/4s, 2016(R)			250,000	250,000

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			583,000	626,725

Isle of Capri Casinos, Inc. company guaranty 7s, 2014			210,000	190,838

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			475,000	433,438

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s, 2016 (Denmark)		EUR	732,000	869,571

Jarden Corp. company guaranty sr. unsec. sub. notes 7 1/2s, 2017			$585,000	596,700

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020		EUR	50,000	61,557

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014			$120,000	132,300

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			749,000	704,060

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016			75,000	75,750

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			210,000	212,363

Lottomatica SpA sub. notes FRN Ser. REGS, 8 1/4s, 2066 (Italy)		EUR	964,000	977,744

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			$270,000	294,928

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			320,000	18,400

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			70,000	63,175

MGM Resorts International company guaranty sr. notes 9s, 2020			140,000	145,425

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			85,000	72,250

Michaels Stores, Inc. company guaranty 11 3/8s, 2016			190,000	192,375

MTR Gaming Group, Inc. 144A notes 11 1/2s, 2019			685,000	551,425

Navistar International Corp. sr. notes 8 1/4s, 2021			440,000	451,000

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			185,000	160,950

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018			205,000	209,100

Nortek, Inc. 144A company guaranty sr. notes 8 1/2s, 2021			205,000	165,025

Nortek, Inc. 144A company guaranty sr. unsec. notes 10s, 2018			155,000	143,375

Owens Corning company guaranty sr. unsec. notes 9s, 2019			725,000	855,500

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019			60,000	63,600

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016			225,000	222,750

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			140,000	140,700

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			140,000	143,850

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			65,000	65,488

Pinnacle Entertainment, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2015			240,000	231,000

Ply Gem Industries, Inc. company guaranty sr. notes 8 1/4s, 2018			41,000	33,415

Polish Television Holding BV sr. notes stepped-coupon Ser. REGS, 11 1/4s (13s, 11/15/14), 2017 (Netherlands)(STP)		EUR	500,000	687,111

QVC Inc. 144A sr. notes 7 1/2s, 2019			$175,000	186,375

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			70,000	52,850

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A sr. notes 8 5/8s, 2017			190,000	179,075

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			211,000	172,493

Scotts Miracle-Gro Co. (The) 144A sr. notes 6 5/8s, 2020			200,000	196,000

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014			55,000	51,838

Sealy Mattress Co. 144A company guaranty sr. sec. notes 10 7/8s, 2016			223,000	235,265

Sears Holdings Corp. company guaranty 6 5/8s, 2018			192,000	158,400

Standard Pacific Corp. company guaranty sr. unsec. unsub. notes 7s, 2015			44,000	41,360

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			100,000	100,500

Toys R Us - Delaware, Inc. 144A company guaranty sr. notes 7 3/8s, 2016			65,000	62,563

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017			240,000	234,000

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			311,000	328,883

Travelport LLC company guaranty 11 7/8s, 2016			176,000	69,520

Travelport LLC company guaranty 9 7/8s, 2014			94,000	61,570

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			324,000	189,540

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014		EUR	240,000	322,818

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			$340,000	357,000

Universal City Development Partners, Ltd. company guaranty sr. unsec. notes 8 7/8s, 2015			218,000	236,530

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			8,000	7,500

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019			265,000	235,850

Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014 (In default)(F)(NON)(PIK)			199,516	6,784

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company guaranty 1st mtge. notes 7 3/4s, 2020			150,000	157,500

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013			85,000	95,200

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			713,000	720,130

Yankee Candle Co. company guaranty sr. notes Ser. B, 8 1/2s, 2015			210,000	201,600

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			180,000	153,000

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			402,000	410,040

				26,612,494
Consumer staples (1.9%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015		BRL	1,400,000	756,187

Archibald Candy Corp. company guaranty sub. notes 10s, 2011 (In default)(F)(NON)			$77,746	2,488

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			165,000	163,350

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2016			430,000	414,950

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			256,000	263,680

Central Garden & Pet Co. company guaranty sr. sub. notes 8 1/4s, 2018			220,000	210,100

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016(PIK)			130,000	115,050

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			185,000	133,200

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			250,000	262,500

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			354,000	371,700

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			167,000	157,398

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			160,000	158,800

Dole Food Co. 144A sr. notes 8s, 2016			123,000	125,768

EC Finance PLC company guaranty sr. bonds Ser. REGS, 9 3/4s, 2017 (United Kingdom)		EUR	567,000	551,937

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			$225,000	225,000

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018 (United Kingdom)		GBP	200,000	223,939

Foodcorp (Pty), Ltd. 144A company guaranty sr. notes 8 3/4s, 2018 (South Africa)		EUR	105,000	119,017

Hertz Corp. company guaranty sr. unsec. notes 8 7/8s, 2014			$8,000	8,000

Hertz Corp. company guaranty sr. unsec. notes 7 1/2s, 2018			95,000	90,725

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	215,000	282,500

JBS USA LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			$825,000	680,625

Landry's Restaurants, Inc. 144A company guaranty sr. notes 11 5/8s, 2015			100,000	100,500

Libbey Glass, Inc. sr. notes 10s, 2015			68,000	71,230

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			295,000	300,900

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			365,000	348,575

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			300,000	237,000

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			75,000	78,188

Roadhouse Financing, Inc. notes 10 3/4s, 2017			165,000	153,038

Service Corporation International sr. notes 7s, 2019			105,000	106,050

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014			475,000	539,125

Spectrum Brands, Inc. sr. notes 9 1/2s, 2018			502,000	534,630

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			280,000	270,900

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014			215,000	248,325

United Rentals North America, Inc. company guaranty sr. unsec. sub. notes 8 3/8s, 2020			100,000	91,500

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			111,000	107,948

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			265,000	249,100

				8,753,923
Energy (6.2%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			200,000	186,500

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			212,000	198,220

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			150,000	177,633

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			397,000	433,188

Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017			227,000	254,654

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			425,000	408,000

Arch Coal, Inc. 144A company guaranty sr. unsec. notes 7s, 2019			270,000	256,500

Arch Western Finance, LLC company guaranty sr. notes 6 3/4s, 2013			424,000	422,940

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015			90,000	62,663

Brigham Exploration Co. company guaranty sr. unsec. notes 8 3/4s, 2018			393,000	420,510

Brigham Exploration Co. company guaranty sr. unsec. notes 6 7/8s, 2019			70,000	68,250

Carrizo Oil & Gas, Inc. company guaranty sr. unsec notes 8 5/8s, 2018			474,000	464,520

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			195,000	195,000

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 7/8s, 2017			526,000	510,220

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			675,000	761,063

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			182,000	172,900

Complete Production Services, Inc. company guaranty 8s, 2016			287,000	287,000

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			300,000	291,000

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada)		CAD	295,000	222,197

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			$173,000	182,083

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			982,000	1,026,190

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2021			40,000	38,600

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			505,000	517,625

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			240,000	253,200

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			130,000	125,450

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			564,000	504,780

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			140,000	119,000

Forbes Energy Services Ltd. 144A company guaranty sr. unsec. notes 9s, 2019			200,000	185,000

Frac Tech Services, LLC/Frac Tech Finance, Inc. 144A company guaranty sr. notes 7 1/8s, 2018			250,000	253,750

Gaz Capital SA sr. unsec. notes Ser. REGS, 7.288s, 2037 (Russia)			335,000	326,625

Gazprom OAO Via Gaz Capital SA 144A sr. sec. bond 9 1/4s, 2019 (Russia)			690,000	812,682

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Russia)			207,000	202,860

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes 7.288s, 2037 (Russia)			240,000	234,000

Gazprom Via Gaz Capital SA 144A company guaranty sr. unsec. bond 8.146s, 2018 (Russia)			149,000	163,530

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Netherlands)			500,000	555,825

Goodrich Petroleum Corp. 144A sr. notes 8 7/8s, 2019			267,000	257,655

Helix Energy Solutions Group, Inc. 144A sr. unsec. notes 9 1/2s, 2016			610,000	619,150

Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014			395,000	389,075

Inergy LP/Inergy Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021			290,000	263,900

Infinis PLC 144A sr. notes 9 1/8s, 2014 (United Kingdom)		GBP	127,000	197,541

James River Escrow, Inc. 144A sr. notes 7 7/8s, 2019			$90,000	75,600

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			130,000	125,125

Laredo Petroleum, Inc. 144A sr. notes 9 1/2s, 2019			253,000	265,650

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)			430,000	406,350

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2019 (Russia)			325,000	327,574

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			185,000	177,138

Milagro Oil & Gas 144A notes 10 1/2s, 2016			300,000	240,000

Nak Naftogaz Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			335,000	319,211

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014			294,000	295,470

Offshore Group Investments, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			160,000	164,800

Offshore Group Investments, Ltd. 144A company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			65,000	66,950

OPTI Canada, Inc. company guaranty sr. sec. notes 8 1/4s, 2014 (Canada) (In default)(NON)			98,000	61,740

OPTI Canada, Inc. company guaranty sr. sec. notes 7 7/8s, 2014 (Canada) (In default)(NON)			110,000	69,300

Peabody Energy Corp. company guaranty 7 3/8s, 2016			666,000	731,768

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			26,000	27,333

Pemex Project Funding Master Trust company guaranty sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)			380,000	407,550

Pemex Project Funding Master Trust company guaranty unsec. unsub. notes 6 5/8s, 2038 (Mexico)			75,000	80,625

Petrobras International Finance Co. company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			450,000	517,500

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)			780,000	819,419

Petrohawk Energy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			95,000	106,638

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			4,365,000	2,455,312

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 1/2s, 2037 (Venezuela)			265,000	117,925

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			265,000	121,238

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			400,000	272,500

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			1,305,000	795,280

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			230,000	151,225

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8s, 2013 (Venezuela)			425,000	378,250

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5 1/2s, 2021 (Mexico)			1,125,000	1,181,250

Petroleum Co. of Trinidad & Tobago Ltd. 144A sr. unsec. notes 9 3/4s, 2019 (Trinidad)			275,000	325,188

Petroleum Development Corp. company guaranty sr. unsec. notes 12s, 2018			280,000	299,600

Plains Exploration & Production Co. company guaranty 7 3/4s, 2015			310,000	319,300

Plains Exploration & Production Co. company guaranty 7s, 2017			60,000	60,000

Plains Exploration & Production Co. company guaranty sr. unsec. notes 10s, 2016			365,000	396,025

Power Sector Assets & Liabilities Management Corp. 144A govt. guaranty sr. unsec. notes 7.39s, 2024 (Philippines)			430,000	490,200

Power Sector Assets & Liabilities Management Corp. 144A govt. guaranty sr. unsec. notes 7 1/4s, 2019 (Philippines)			450,000	510,750

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			250,000	270,000

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			210,000	223,650

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			173,000	176,460

SandRidge Energy, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021			55,000	50,600

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			795,000	747,300

SM Energy Co. 144A sr. unsec. notes 6 5/8s, 2019			115,000	114,425

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			80,000	79,689

Williams Cos., Inc. (The) notes 7 3/4s, 2031			111,000	133,254

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			165,000	195,610

				28,172,251
Financials (6.0%)

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			190,000	168,625

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			195,000	169,866

Ally Financial, Inc. company guaranty sr. unsec. notes 7s, 2012			44,000	44,275

Ally Financial, Inc. company guaranty sr. unsec. notes 6 7/8s, 2012			298,000	303,588

Ally Financial, Inc. company guaranty sr. unsec. notes 6 5/8s, 2012			322,000	324,818

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			405,000	400,444

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			790,000	714,950

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.526s, 2014			31,000	26,614

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058			261,000	230,333

Banco do Brasil SA 144A sr. unsec. notes 9 3/4s, 2017 (Brazil)		BRL	318,000	173,866

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			$1,330,000	1,269,914

Bosphorus Financial Services, Ltd. 144A sr. notes FRN 2.086s, 2012			135,875	135,513

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037			223,000	212,965

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			82,000	78,720

CIT Group, Inc. 144A bonds 7s, 2017			1,452,000	1,408,440

CIT Group, Inc. 144A bonds 7s, 2016			490,000	475,300

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			275,000	273,625

CNO Financial Group, Inc. 144A company guaranty sr. notes 9s, 2018			80,000	82,800

Commerzbank Capital Funding Trust jr. unsec. sub. bonds bank guaranty zero %, 2016		EUR	250,000	120,780

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019			$230,000	223,100

Dresdner Funding Trust I 144A bonds 8.151s, 2031			336,000	203,280

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB 6.071s, perpetual maturity (Jersey)			233,000	139,800

HSBC Capital Funding LP bank guaranty jr. unsec. sub. bonds FRB 5.13s, perpetual maturity (Jersey)		EUR	208,000	226,251

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015			$70,000	64,750

HUB International Holdings, Inc. 144A sr. unsec. unsub. notes 9s, 2014			50,000	48,000

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			525,000	523,031

ING Groep NV jr. unsec. sub. notes 5.775s, perpetual maturity (Netherlands)			310,000	227,075

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			30,000	26,100

JPMorgan Chase & Co. 144A sr. unsec. notes FRN zero %, 2017			500,000	538,862

JPMorgan Chase & Co. 144A unsec. unsub. notes 8s, 2012		INR	14,000,000	289,548

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017			$438,000	446,760

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			480,000	453,600

Majapahit Holding BV 144A company guaranty sr. unsec. notes 8s, 2019 (Indonesia)			300,000	336,000

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			1,345,000	1,495,237

MPT Operating Partnership LP/MPT Finance Corp. 144A company guaranty sr. notes 6 7/8s, 2021(R)			102,000	96,900

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			177,000	181,425

Nuveen Investments, Inc. company guaranty sr. unsec. unsub. notes 10 1/2s, 2015			266,000	245,385

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			267,000	254,651

RBS Capital Trust III jr. unsec. sub. notes bank guaranty zero %, 2049 (United Kingdom)			300,000	135,000

Royal Bank of Scotland Group PLC jr. sub. notes FRN Ser. MTN, 7.64s, 2049 (United Kingdom)			300,000	150,000

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 9s, 2014 (Russia)			390,000	415,350

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 3/4s, 2018 (Russia)			370,000	385,725

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 1/8s, 2014 (Russia)			1,295,000	1,320,900

Sabra Health Care LP/Sabra Capital Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018(R)			79,000	73,470

Shinhan Bank 144A sr. unsec. bond 6s, 2012 (South Korea)			208,000	213,972

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017			345,000	248,400

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			215,000	214,220

UBS AG/ Jersey Branch jr. unsec. sub. FRB 4.28s, 2015 (Jersey)		EUR	194,000	168,466

UBS AG/ Jersey Branch jr. unsec. sub. notes FRN Ser. EMTN, 7.152s, 2017 (Jersey)		EUR	200,000	212,943

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)			$250,000	215,033

USI Holdings Corp. 144A company guaranty sr. unsec. notes FRN 4.161s, 2014			45,000	39,150

Ventas Realty LP/Capital Corp. company guaranty 9s, 2012(R)			260,000	268,769

Vnesheconombank Via VEB Finance PLC 144A bank guaranteed bonds 6.8s, 2025 (Russia)			600,000	565,500

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			400,000	386,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 7 1/2s, 2011 (Russia)			359,000	359,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			3,746,000	3,783,460

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			3,040,000	2,933,600

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. unsub. notes 6.609s, 2012 (Russia)			2,521,000	2,558,008

				27,282,157
Health care (1.6%)

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			193,000	181,903

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)		EUR	156,000	202,764

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017			$140,000	144,200

Capella Healthcare, Inc. 144A company guaranty sr. notes 9 1/4s, 2017			225,000	213,750

Capsugel Finance Co. SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	260,000	334,485

CDRT Merger Sub, Inc. 144A company guaranty sr. unsec. notes 8 1/8s, 2019			$291,000	269,175

CHS/Community Health Systems, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2015			498,000	489,285

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	100,000	122,825

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$614,000	540,320

DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			65,000	62,400

DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s, 2018			200,000	192,000

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec. notes 8 3/4s, 2016 (Ireland)			221,000	228,735

Endo Pharmaceuticals Holdings, Inc. 144A company guaranty sr. unsec. notes 7s, 2019			170,000	170,638

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			225,000	248,625

Giant Funding Corp. 144A sr. notes 8 1/4s, 2018 (Spain)			295,000	295,000

HCA, Inc. sr. notes 6 1/2s, 2020			903,000	878,168

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			260,000	237,900

IASIS Healthcare, LLC/IASIS Capital Corp. 144A sr. notes 8 3/8s, 2019			505,000	409,050

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			205,000	202,950

Select Medical Corp. company guaranty 7 5/8s, 2015			87,000	75,364

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			335,000	318,250

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)			175,770	168,739

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			215,000	212,850

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			120,000	129,900

Tenet Healthcare Corp. sr. notes 9s, 2015			542,000	571,810

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			296,000	313,020

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			40,000	35,400

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			100,000	90,500

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			40,000	36,850

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016			9,000	5,850

				7,382,706
Technology (1.2%)

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			342,000	335,160

Avaya, Inc. company guaranty sr. unsec. notes 10 1/8s, 2015(PIK)			42,000	30,765

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			218,000	159,140

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			106,000	90,100

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			179,000	144,095

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			393,000	324,225

Eagle Parent Inc. 144A sr. notes 8 5/8s, 2019 (Canada)			160,000	144,800

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			115,000	119,600

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			275,000	286,000

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015(PIK)			669,725	557,546

First Data Corp. company guaranty sr. unsec. sub. notes 11 1/4s, 2016			169,000	114,075

First Data Corp. 144A company guaranty sr. notes 8 7/8s, 2020			105,000	98,700

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			65,000	57,688

First Data Corp. 144A sr. bonds 12 5/8s, 2021			404,000	298,960

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			51,000	51,000

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			501,000	521,040

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			440,000	445,500

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021			155,000	158,100

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)			406,000	424,270

Seagate HDD Cayman 144A company guaranty sr. unsec. notes 7 3/4s, 2018 (Cayman Islands)			256,000	250,880

SunGard Data Systems, Inc. company guaranty 10 1/4s, 2015			480,000	484,800

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			203,000	188,790

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			257,000	251,860

				5,537,094
Transportation (0.2%)

AMGH Merger Sub, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			277,000	278,385

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			380,000	338,200

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			168,000	112,560

				729,145
Utilities and power (1.8%)

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			720,000	723,600

AES Corp. (The) 144A sr. notes 7 3/8s, 2021			180,000	170,100

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	668,000	671,394

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			$225,000	220,500

Calpine Corp. 144A sr. notes 7 1/4s, 2017			595,000	574,175

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			290,000	336,844

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s, 2019			685,000	414,425

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016			109,000	73,030

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013			48,000	44,640

Edison Mission Energy sr. unsec. notes 7.2s, 2019			109,000	62,130

Edison Mission Energy sr. unsec. notes 7s, 2017			17,000	10,115

El Paso Corp. sr. unsec. notes 7s, 2017			285,000	319,248

El Paso Natural Gas Co. debs. 8 5/8s, 2022			345,000	442,038

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			1,050,000	1,018,500

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			331,000	322,725

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			402,000	413,055

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			405,000	378,675

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			65,000	61,100

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			95,000	97,613

NRG Energy, Inc. company guaranty 7 3/8s, 2017			360,000	370,800

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			800,000	732,000

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			150,000	156,579

NV Energy, Inc. sr. unsec. unsub. notes 6 3/4s, 2017			105,000	106,125

Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s, 2028			65,000	76,085

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			180,000	144,000

Vattenfall Treasury AB company guaranty jr. unsec. sub. bond FRB 5 1/4s, 2049 (Sweden)		EUR	156,000	206,664

				8,146,160

Total corporate bonds and notes (cost $160,778,026)				$151,697,171

MORTGAGE-BACKED SECURITIES (24.8%)(a)
			Principal amount	Value

Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036			$125,000	$93,750
Ser. 01-1, Class K, 6 1/8s, 2036			282,000	63,309
Ser. 07-5, Class XW, IO, 0.587s, 2051			43,203,157	707,841

Banc of America Funding Corp.
FRB Ser. 06-D, Class 6A1, 5.358s, 2036			2,025,864	1,306,682
FRB Ser. 07-B, Class A1, 0.441s, 2047			1,247,455	714,168

Barclays Capital, LLC Trust FRB Ser. 07-AA2, Class 12A1, 0.445s, 2047			2,088,004	981,362

Bear Stearns Adjustable Rate Mortgage Trust FRB Ser. 07-1, Class 2A1, 5.626s, 2047			1,421,408	767,560

Bear Stearns Alt-A Trust
FRB Ser. 06-3, Class 36A1, 5.935s, 2036			4,557,532	2,780,095
FRB Ser. 06-3, Class 35A1, 5.623s, 2036			3,774,481	2,321,306

Bear Stearns Asset Backed Securities Trust
FRB Ser. 06-IM1, Class A3, 0.515s, 2036			1,615,256	373,528
FRB Ser. 06-IM1, Class A1, 0.465s, 2036			1,783,727	909,701

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 5.305s, 2037			811,794	396,068
FRB Ser. 05-10, Class 1A1A, 3.007s, 2035			2,050,053	994,276
FRB Ser. 07-AR1, Class A3, 0.455s, 2037			3,965,663	2,141,458
FRB Ser. 07-AR1, Class A2, 0.395s, 2037			1,190,727	663,830

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A Ser. 07-CD5, Class XS, IO, 0.072s, 2044			28,007,480	119,957

Cornerstone Titan PLC 144A
FRB Ser. 05-CT1A, Class D, 1.883s, 2014 (United Kingdom)		GBP	328,253	358,969
FRB Ser. 05-CT2A, Class E, 1.789s, 2014 (United Kingdom)		GBP	165,399	193,796

Countrywide Alternative Loan Trust
FRB Ser. 05-84, Class 4A1, 5.736s, 2036			$6,088,651	3,592,304
FRB Ser. 06-HY11, Class A1, 0.355s, 2036			2,311,166	1,248,030

Countrywide Home Loans 144A
Ser. 05-R3, Class AS, IO, 5.593s, 2035			155,005	21,913
FRB Ser. 05-R3, Class AF, 0.635s, 2035			152,255	126,372

Credit Suisse Mortgage Capital Certificates FRB Ser. 08-C1, Class A3, 6.418s, 2041			1,458,000	1,531,143

CS First Boston Mortgage Securities Corp. 144A Ser. 02-CP5, Class M, 5 1/4s, 2035			275,000	92,005

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
FRB Ser. 06-AR1, Class 1A3, 0.565s, 2036			5,823,668	2,038,284
FRB Ser. 06-AR6, Class A6, 0.425s, 2037			3,204,819	1,506,265
FRB Ser. 06-AR3, Class A1, 0.425s, 2036			1,455,846	567,780
FRB Ser. 07-AR3, Class 2A2A, 0.415s, 2037			3,371,272	1,930,053
FRB Ser. 06-AR6, Class A4, 0.405s, 2037			1,791,016	1,011,924
FRB Ser. 06-AR3, Class A5, 0.405s, 2036			3,130,577	1,913,565

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4, 6.04s, 2031			226,150	214,843

European Prime Real Estate PLC 144A FRB Ser. 1-A, Class D, 1.683s, 2014 (United Kingdom)(F)		GBP	50,097	11,740

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.684s, 2032			$252,369	408,947
IFB Ser. 3408, Class EK, 24.872s, 2037			148,740	220,559
IFB Ser. 2979, Class AS, 23.434s, 2034			81,989	113,450
IFB Ser. 3072, Class SM, 22.957s, 2035			325,066	513,427
IFB Ser. 3072, Class SB, 22.81s, 2035			333,180	523,934
IFB Ser. 3249, Class PS, 21.519s, 2036			322,406	466,769
IFB Ser. 3065, Class DC, 19.173s, 2035			455,567	684,612
IFB Ser. 3031, Class BS, 16.152s, 2035			532,831	747,472
IFB Ser. 3727, Class PS, IO, 6.471s, 2038			4,140,984	601,538
IFB Ser. 3287, Class SE, IO, 6.471s, 2037			1,019,900	142,154
IFB Ser. 3706, Class BS, IO, 6.371s, 2040			1,838,821	352,410
IFB Ser. 3677, Class SA, IO, 6.321s, 2040			12,279,701	1,430,340
IFB Ser. 3485, Class SI, IO, 6.321s, 2036			383,004	50,476
IFB Ser. 3747, Class CS, IO, 6.271s, 2040			1,107,200	209,294
IFB Ser. 3907, Class SA, IO, 6.221s, 2041			8,651,182	1,691,306
IFB Ser. 3852, Class TB, 5.771s, 2041			1,623,363	1,700,570
IFB Ser. 3768, Class PS, IO, 5.771s, 2036			9,226,247	1,269,463
Ser. 3645, Class ID, IO, 5s, 2040			1,733,038	197,185
Ser. 3653, Class KI, IO, 5s, 2038			3,237,032	346,427
Ser. 3632, Class CI, IO, 5s, 2038			1,981,131	218,717
Ser. 3626, Class DI, IO, 5s, 2037			1,380,584	94,377
Ser. 3623, Class CI, IO, 5s, 2036			1,251,986	131,418
Ser. 3747, Class HI, IO, 4 1/2s, 2037			971,736	119,577
Ser. 3738, Class MI, IO, 4s, 2034			4,373,301	482,927
Ser. 3736, Class QI, IO, 4s, 2034			11,833,543	1,260,550
Ser. 3751, Class MI, IO, 4s, 2034			12,296,763	1,185,285
Ser. 3707, Class HI, IO, 4s, 2023			1,885,713	125,645
Ser. 3707, Class KI, IO, 4s, 2023			2,943,188	158,903
Ser. T-57, Class 1AX, IO, 0.43s, 2043			933,104	13,088
Ser. 3300, PO, zero %, 2037			173,009	163,131
FRB Ser. 3326, Class YF, zero %, 2037			92,570	88,166
FRB Ser. 3326, Class WF, zero %, 2035			11,437	10,750
FRB Ser. 3030, Class EF, zero %, 2035			14,794	13,314
FRB Ser. 3412, Class UF, zero %, 2035			5,562	5,512

Federal National Mortgage Association
IFB Ser. 11-101, Class SC, IO, 6.3s, 2040			1,040,000	198,255
IFB Ser. 404, Class S13, IO, 6.165s, 2040			7,475,603	1,019,117
IFB Ser. 11-101, Class BS, IO, 5.85s, 2039			4,150,000	643,333
IFB Ser. 10-124, Class SJ, IO, 5.815s, 2038			6,140,309	952,967
IFB Ser. 11-101, Class SA, IO, 5.7s, 2041			551,000	98,838
Ser. 11-111, Class DS, IO, 4 1/2s, 2041(FWC)			3,332,000	578,935
Ser. 11-111, Class SD, IO, 4 1/2s, 2041(FWC)			3,608,000	709,761

Federal National Mortgage Association Grantor Trust
IFB Ser. 06-62, Class PS, 38.493s, 2036			245,252	452,890
IFB Ser. 06-8, Class HP, 23.707s, 2036			429,682	685,665
IFB Ser. 07-53, Class SP, 23.34s, 2037			328,528	474,458
IFB Ser. 08-24, Class SP, 22.423s, 2038			338,438	536,012
IFB Ser. 05-122, Class SE, 22.279s, 2035			523,197	772,401
IFB Ser. 05-83, Class QP, 16.784s, 2034			338,385	462,895
IFB Ser. 10-135, Class SP, IO, 6.365s, 2040			12,844,086	2,247,715
IFB Ser. 11-51, Class SJ, IO, 6.315s, 2041			4,974,269	765,341
IFB Ser. 10-35, Class SG, IO, 6.165s, 2040			6,865,661	1,121,643
IFB Ser. 11-51, Class SM, IO, 5.615s, 2041			8,450,364	1,073,027
IFB Ser. 10-46, Class WS, IO, 5.515s, 2040			4,828,188	506,139
Ser. 374, Class 6, IO, 5 1/2s, 2036			1,464,745	193,947
Ser. 10-21, Class IP, IO, 5s, 2039			3,322,155	459,205
Ser. 10-92, Class CI, IO, 5s, 2039			1,924,076	221,269
Ser. 398, Class C5, IO, 5s, 2039			1,338,435	159,006
Ser. 10-13, Class EI, IO, 5s, 2038			883,001	73,172
Ser. 378, Class 19, IO, 5s, 2035			3,871,380	482,095
Ser. 366, Class 22, IO, 4 1/2s, 2035			1,369,368	115,095
Ser. 406, Class 2, IO, 4s, 2041			6,801,047	952,147
Ser. 406, Class 1, IO, 4s, 2041			4,258,093	596,133
Ser. 03-W10, Class 1, IO, 1.469s, 2043			827,266	37,227
Ser. 00-T6, IO, 0.783s, 2030			2,003,153	42,138
Ser. 99-51, Class N, PO, zero %, 2029			30,450	28,348

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.098s, 2020			2,528,295	65,736

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035			351,000	173,642

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G, 6.974s, 2036			53,127	46,220

Government National Mortgage Association
IFB Ser. 11-56, Class SG, 6.843s, 2041			1,917,236	2,096,862
IFB Ser. 11-56, Class MS, 6.841s, 2041			3,452,810	3,753,308
IFB Ser. 10-142, Class SA, IO, 6.47s, 2039			4,503,986	703,748
IFB Ser. 10-151, Class SL, IO, 6.47s, 2039			2,140,823	394,960
IFB Ser. 10-85, Class AS, IO, 6.42s, 2039			4,410,139	757,993
IFB Ser. 10-163, Class SI, IO, 6.4s, 2037			5,990,943	977,183
IFB Ser. 10-98, Class QS, IO, 6.37s, 2040			4,264,574	709,796
IFB Ser. 10-47, Class HS, IO, 6.37s, 2039			2,415,611	410,775
IFB Ser. 10-157, Class SN, IO, 6.321s, 2038			2,886,933	458,387
IFB Ser. 10-88, Class SA, IO, 6.32s, 2040			3,089,869	508,067
IFB Ser. 10-62, Class PS, IO, 6.27s, 2040			3,244,634	539,518
IFB Ser. 11-79, Class AS, IO, 5.88s, 2037			5,220,548	654,092
IFB Ser. 10-113, Class DS, IO, 5.87s, 2039			3,304,193	484,956
IFB Ser. 10-115, Class SN, IO, 5.87s, 2038			1,463,918	226,219
IFB Ser. 10-115, Class AS, IO, 5.82s, 2040			1,840,963	318,008
IFB Ser. 10-116, Class SL, IO, 5.82s, 2039			1,482,197	247,690
IFB Ser. 10-168, Class SL, IO, 5.77s, 2040			2,629,753	438,380
IFB Ser. 10-121, Class SE, IO, 5.77s, 2040			2,598,047	378,925
IFB Ser. 11-70, Class SM, IO, 5.661s, 2041			3,437,000	974,905
IFB Ser. 11-70, Class SH, IO, 5.661s, 2041			3,530,000	1,002,379
Ser. 11-116, Class IB, IO, 5s, 2040			7,394,172	782,377
Ser. 11-81, Class MI, IO, 5s, 2040			1,189,439	197,744
IFB Ser. 11-12, Class IB, IO, 4.579s, 2040			2,717,000	416,299
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			1,657,701	254,872
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			7,347,413	1,195,571
Ser. 11-70, PO, zero %, 2041			7,315,865	5,865,641
Ser. 06-36, Class OD, PO, zero %, 2036			12,686	12,079
Ser. 99-31, Class MP, PO, zero %, 2029			80,772	71,079

GS Mortgage Securities Corp. II 144A Ser. 05-GG4, Class XC, IO, 0.382s, 2039			101,420,512	1,796,045

HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1, 5.057s, 2037			2,766,281	1,493,791

IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR7, Class 2A1, 4.686s, 2037			1,178,268	589,134
FRB Ser. 06-AR25, Class 3A1, 2.932s, 2036			719,591	323,816
FRB Ser. 06-AR39, Class A1, 0.415s, 2037			4,953,398	2,278,563
FRB Ser. 06-AR35, Class 2A1A, 0.405s, 2037			1,331,302	674,149
FRB Ser. 06-AR15, Class A1, 0.355s, 2036			2,032,308	934,862
FRB Ser. 06-AR29, Class A2, 0.315s, 2036			2,671,053	1,166,016

JPMorgan Alternative Loan Trust
FRB Ser. 07-A2, Class 12A1, 0.435s, 2037			2,615,181	1,165,254
FRB Ser. 06-A7, Class 1A1, 0.395s, 2036			1,417,081	680,199
FRB Ser. 06-A6, Class 1A1, 0.395s, 2036			764,587	409,553
FRB Ser. 07-A1, Class 1A1A, 0 3/8s, 2037			1,317,951	487,642

JPMorgan Chase Commercial Mortgage Securities Corp. 144A Ser. 07-CB20, Class X1, IO, 0.186s, 2051			53,583,452	536,102

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			199,915	175,925
Ser. 98-C4, Class J, 5.6s, 2035			379,000	388,892

LB-UBS Commercial Mortgage Trust 144A Ser. 02-C2, Class K, 6.529s, 2035			1,084,000	1,081,882

Lehman XS Trust FRB Ser. 07-8H, Class A1, 0.365s, 2037(F)			1,006,715	493,290

Luminent Mortgage Trust FRB Ser. 06-7, Class 1A1, 0.415s, 2036			1,634,116	849,740

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.424s, 2028			418,972	12,045

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 6.022s, 2050			51,000	53,681

Mezz Cap Commercial Mortgage Trust 144A Ser. 07-C5, Class X, IO, 5.082s, 2049			1,868,168	135,442

Morgan Stanley Capital I 144A FRB Ser. 04-RR, Class F7, 6s, 2039			1,380,000	1,104,000

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 10.236s, 2043			1,196,000	1,221,200

Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO, 1.987s, 2012			854	2

Nomura Asset Acceptance Corp. FRB Ser. 06-AR4, Class A4A, 0.475s, 2036			2,600,124	988,047

PNC Mortgage Acceptance Corp. 144A Ser. 00-C1, Class J, 6 5/8s, 2033			157,000	6,280

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018			158,000	158,000

Structured Adjustable Rate Mortgage Loan Trust FRB Ser. 07-4, Class 1A1, 0.475s, 2037			1,114,810	445,924

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.023s, 2045			4,003,253	560,455
Ser. 07-4, Class 1A4, IO, 1s, 2045			6,059,362	246,162

Structured Asset Securities Corp. 144A
Ser. 05-RF1, Class A, IO, 5.467s, 2035			534,678	75,051
Ser. 05-RF3, Class 1A, IO, 5.29s, 2035			471,596	82,859
FRB Ser. 05-RF3, Class 1A, 0.585s, 2035			471,596	339,549
FRB Ser. 05-RF1, Class A, 0.585s, 2035			534,678	384,968

Wachovia Bank Commercial Mortgage Trust Ser. 07-C34, IO, 0.544s, 2046			14,906,966	240,598

Wachovia Mortgage Loan Trust, LLC FRB Ser. 06-AMN1, Class A2, 0.385s, 2036			2,152,088	882,356

Washington Mutual Mortgage Pass-Through Certificates FRB Ser. 07-0C2, Class A3, 0.545s, 2037			1,306,433	653,217

Total mortgage-backed securities (cost $118,869,798)				$112,326,846

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.4%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.2%)

Government National Mortgage Association Pass-Through Certificates 6 1/2s, November 20, 2038			$951,706	$1,061,748

				1,061,748
U.S. Government Agency Mortgage Obligations (9.2%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, January 1, 2041			802,222	824,534

Federal National Mortgage Association Pass-Through Certificates
5s, February 1, 2037			220,535	237,488
4 1/2s, August 1, 2039			532,815	565,554
4 1/2s, TBA, October 1, 2041			30,000,000	31,828,125
4s, TBA, October 1, 2041			7,000,000	7,336,875
3 1/2s, March 1, 2041			686,097	705,608

				41,498,184

Total U.S. government and agency mortgage obligations (cost $42,135,969)				$42,559,932

U.S. TREASURY OBLIGATIONS (0.9%)(a)
			Principal amount	Value

U.S. Treasury Inflation Protected Securities 3s, July 15, 2012(i)			$753,864	$779,921

U.S. Treasury Inflation Protected Securities 2s, January 15, 2016(i)			2,384,550	2,660,967

U.S. Treasury Notes 1 3/8s, September 15, 2012(i)			538,000	544,375

Total U.S. treasury Obligations (cost $3,985,263)				$3,985,263

ASSET-BACKED SECURITIES (9.2%)(a)
			Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C, 0.385s, 2036			$100,000	$37,938

Ace Securities Corp. 144A Ser. 03-MH1, Class M2, 6 1/2s, 2030			31,753	31,674

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.11s, 2034			35,652	10,576

Bombardier Capital Mortgage Securitization Corp. Ser. 00-A, Class A4, 8.29s, 2030			1,076,431	737,032

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-OPX1, Class A1A, 0.305s, 2037			586,394	205,238

Conseco Finance Securitizations Corp.
Ser. 00-1, Class A5, 8.06s, 2031			559,346	399,932
Ser. 00-4, Class A5, 7.97s, 2032			121,121	92,960
Ser. 02-1, Class M1F, 7.954s, 2033			12,000	13,656
FRB Ser. 01-4, Class M1, 1.972s, 2033			241,000	130,507

Countrywide Asset Backed Certificates
FRB Ser. 06-BC1, Class 2A3, 0.525s, 2036			992,000	631,160
FRB Ser. 06-6, Class 2A3, 0.515s, 2036			2,253,000	675,900
FRB Ser. 07-7, Class 2A3, 0.465s, 2047			3,588,000	1,367,925
FRB Ser. 07-3, Class 2A2, 0.405s, 2047			1,827,000	1,251,897
FRB Ser. 07-6, Class 2A2, 0.405s, 2037			729,000	561,330
FRB Ser. 06-8, Class 2A3, 0.395s, 2046			919,000	578,970
FRB Ser. 07-8, Class 2A2, 0.365s, 2037			2,457,000	1,904,175
FRB Ser. 06-25, Class 2A2, 0.355s, 2047			1,121,380	989,618
FRB Ser. 07-1, Class 2A2, 0.335s, 2037			2,148,000	1,804,320

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038			390,758	15,630

First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 06-FF11, Class 2A3, 0.385s, 2036			1,108,000	548,460

Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 3.562s, 2043		EUR	880,000	720,386
FRB Ser. 03-2, Class 3C, 3.326s, 2043		GBP	328,968	313,497

Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020			$671,564	409,654
Ser. 94-4, Class B2, 8.6s, 2019			248,860	124,071
Ser. 93-1, Class B, 8.45s, 2018			110,879	83,898
Ser. 97-6, Class M1, 7.21s, 2029			182,000	157,824
Ser. 95-F, Class B2, 7.1s, 2021			8,318	8,085
Ser. 93-3, Class B, 6.85s, 2018			7,650	6,955

Greenpoint Manufactured Housing Ser. 00-3, Class IA, 8.45s, 2031			2,772,534	2,769,069

GSAA Home Equity Trust
FRB Ser. 06-3, Class A3, 0.535s, 2036			3,419,563	1,615,744
FRB Ser. 05-15, Class 2A2, 0.485s, 2036			1,705,125	1,013,141
FRB Ser. 05-14, Class 2A2, 0.485s, 2035			1,252,222	632,372
FRB Ser. 05-11, Class 3A4, 0.485s, 2035			1,697,622	1,315,657
FRB Ser. 06-19, Class A3A, 0.475s, 2036			624,268	255,950
FRB Ser. 07-3, Class A4A, 0.455s, 2047			2,162,218	940,565
FRB Ser. 06-1, Class A2, 0.455s, 2036			2,551,013	1,071,426
FRB Ser. 07-4, Class A2, 0.435s, 2037			1,099,969	434,488
FRB Ser. 06-17, Class A2, 0.415s, 2036			977,777	386,222
FRB Ser. 06-16, Class A2, 0.405s, 2036			1,256,554	516,758
FRB Ser. 06-11, Class 2A2, 0.395s, 2036			5,951,456	2,380,582
FRB Ser. 06-12, Class A2A, 0.385s, 2036			1,322,580	581,935
FRB Ser. 07-4, Class A1, 0.335s, 2037			2,804,303	1,203,621
FRB Ser. 06-19, Class A1, 0.325s, 2036			2,240,550	896,220
FRB Ser. 06-17, Class A1, 0.295s, 2036			3,993,873	1,647,472
FRB Ser. 06-16, Class A1, 0.295s, 2036			2,162,821	865,128
FRB Ser. 06-8, Class 2A1, 0.295s, 2036			2,066,526	764,615
FRB Ser. 06-12, Class A1, 0.285s, 2036			2,266,163	1,008,443
FRB Ser. 07-3, Class 2A1A, 0.207s, 2047			1,602,208	688,950

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A, Class E, 2.235s, 2030			303,672	8,351

Lehman XS Trust FRB Ser. 05-6, Class 1A4, 0.615s, 2035			1,574,000	605,231

Merrill Lynch First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 07-1, Class A2B, 0.405s, 2037			1,230,996	553,948

Mid-State Trust Ser. 11, Class B, 8.221s, 2038			81,082	81,030

Morgan Stanley Capital, Inc. FRB Ser. 04-HE8, Class B3, 3.435s, 2034			40,507	9,654

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.395s, 2036			93,918	38,955
FRB Ser. 06-2, Class A2C, 0.385s, 2036			130,000	67,183

Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029			524,691	496,489
Ser. 95-B, Class B1, 7.55s, 2021			71,997	54,093
Ser. 00-D, Class A4, 7.4s, 2030			1,394,007	853,829
Ser. 01-D, Class A4, 6.93s, 2031			309,218	245,732
Ser. 98-A, Class M, 6.825s, 2028			43,000	41,837
Ser. 01-E, Class A4, 6.81s, 2031			708,236	617,493
Ser. 01-C, Class A2, 5.92s, 2017			738,672	366,566
Ser. 02-C, Class A1, 5.41s, 2032			1,024,589	986,167
Ser. 02-A, Class A2, 5.01s, 2020			63,423	60,729

Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030			91,492	87,833

Residential Asset Mortgage Products, Inc.
FRB Ser. 06-RZ2, Class A3, 0.505s, 2036			3,763,000	1,524,015
FRB Ser. 07-RZ1, Class A2, 0.395s, 2037			148,098	84,376

SG Mortgage Securities Trust FRB Ser. 06-OPT2, Class A3D, 0.445s, 2036			219,000	63,449

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			419,959	50,395

TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV, 6.84s, 2037			351,000	175,466

Total asset-backed securities (cost $48,627,054)				$41,874,447

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.1%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$2,360,000	$1,888,000

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			461,000	439,577

Argentina (Republic of) sr. unsec. bonds FRB 0.45s, 2013			2,362,000	535,158

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			6,666,000	5,650,168

Argentina (Republic of) sr. unsec. unsub. bonds Ser. $ V, 10 1/2s, 2012		ARS	1,080,000	254,859

Argentina (Republic of) sr. unsec. unsub. bonds FRB 0.439s, 2012			$28,019,000	3,260,011

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033			1,040,650	723,252

Brazil (Federal Republic of) notes 10s, 2017		BRL	1,350	693,014

Brazil (Federal Republic of) unsub. notes 10s, 2014		BRL	1,080	576,666

Chile (Republic of) notes 5 1/2s, 2020		CLP	235,500,000	474,025

Colombia (Republic of) bonds 6 1/8s, 2041			$565,000	640,145

Colombia (Republic of) unsec. unsub. bonds 4 3/8s, 2021			450,000	459,000

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021			360,000	332,100

Export-Import Bank of Korea 144A sr. unsec. unsub. notes 5.1s, 2013 (India)		INR	31,500,000	638,747

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017			$930,000	972,585

Hungary (Republic of) sr. unsec. unsub. notes 7 5/8s, 2041			244,000	236,314

Hungary (Republic of) sr. unsec. unsub. notes 6 3/8s, 2021			150,000	144,750

Indonesia (Republic of) 144A sr. unsec. notes 11 5/8s, 2019			755,000	1,075,716

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 7 3/4s, 2038			550,000	690,250

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 7/8s, 2018			425,000	477,063

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 3/4s, 2014			280,000	301,574

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037			575,000	654,074

Industrial Bank of Korea 144A sr. notes 7 1/8s, 2014 (South Korea)			1,190,000	1,301,823

International Bank for Reconstruction & Development sr. disc. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014		RUB	13,350,000	396,671

Iraq (Republic of) 144A bonds 5.8s, 2028			$695,000	549,050

Peru (Republic of) bonds 6.95s, 2031		PEN	3,110,000	1,157,703

Philippines (Republic of) sr. unsec. unsub. bonds 6 1/2s, 2020			$800,000	928,000

Philippines (Republic of) sr. unsec. unsub. bonds 6 3/8s, 2034			1,000,000	1,151,790

Russia (Federation of) 144A unsec. unsub. bonds 7 1/2s, 2030			1,489,162	1,705,806

South Africa (Republic of) sr. unsec. unsub. notes 6 7/8s, 2019			515,000	612,850

Sri Lanka (Republic of) 144A notes 7.4s, 2015			240,000	250,913

Turkey (Republic of) bonds 16s, 2012		TRY	190,000	105,794

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2019			$1,210,000	1,388,911

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017			1,530,000	1,735,525

Turkey (Republic of) unsec. notes 6 3/4s, 2040			370,000	390,428

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017			275,000	253,000

Ukraine (Government of) sr. unsec. bonds 6.385s, 2012			650,000	636,337

Ukraine (Government of) 144A bonds 7 3/4s, 2020			2,330,000	2,097,000

Ukraine (Government of) 144A sr. unsec. notes 7.95s, 2021			1,740,000	1,591,613

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			450,000	433,125

United Mexican States sr. unsec. notes 5 3/4s, 2110			220,000	216,700

Venezuela (Republic of) bonds 8 1/2s, 2014			430,000	376,702

Venezuela (Republic of) sr. unsec. bonds 9 1/4s, 2027			200,000	127,000

Venezuela (Republic of) unsec. notes 10 3/4s, 2013			1,410,000	1,383,534

Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018			1,215,000	1,162,706

Total foreign government and agency bonds and notes (cost $38,707,358)				$41,070,029

PURCHASED OPTIONS OUTSTANDING (8.1%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.81% versus the three month USD-LIBOR-BBA maturing February 7, 2017.	Feb-12/1.81		$17,439,568	$394,832

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 1.81% versus the three month USD-LIBOR-BBA maturing February 7, 2017.	Feb-12/1.81		17,439,568	58,213

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.355% versus the three month USD-LIBOR-BBA maturing December 19, 2021.	Dec-11/2.355		14,351,000	411,874

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 2.355% versus the three month USD-LIBOR-BBA maturing December 19,2021.	Dec-11/2.355		14,351,000	173,504

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 0.5325% versus the three month USD-LIBOR-BBA maturing December 5, 2013.	Dec-11/0.5325		30,975,098	71,552

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 0.5325% versus the three month USD-LIBOR-BBA maturing December 5, 2013.	Dec-11/0.5325		30,975,098	21,992

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 0.5175% versus the three month USD-LIBOR-BBA maturing November 3, 2013.	Nov-11/0.5175		30,975,098	65,048

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 0.5175% versus the three month USD-LIBOR-BBA maturing November 3, 2013.	Nov-11/0.5175		30,975,098	17,346

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 3, 2022.	Aug-12/3.37		19,497,901	1,982,547

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 3, 2022.	Aug-12/3.37		19,497,901	184,060

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.52		16,248,250	1,845,151

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.36		16,248,250	1,640,586

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.36		16,248,250	154,033

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.52		16,248,250	123,812

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 30, 2022.	Jul-12/3.51		6,499,300	733,056

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 30, 2022.	Jul-12/3.51		6,499,300	49,395

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 27, 2022.	Jul-12/3.5375		16,248,250	1,871,311

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 27, 2022.	Jul-12/3.5375		16,248,250	117,962

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 23, 2014.	Mar-12/0.52		35,581,000	145,526

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 23, 2014.	Mar-12/0.52		35,581,000	35,581

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 0.6075% versus the three month USD-LIBOR-BBA maturing January 3, 2014.	Dec-11/0.6075		17,519,000	35,388

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 0.6075% versus the three month USD-LIBOR-BBA maturing January 3, 2014.	Dec-11/0.6075		17,519,000	26,979

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 1.3525% versus the three month USD-LIBOR-BBA maturing December 19, 2016.	Dec-11/1.3525		14,351,000	100,313

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 1.3525% versus the three month USD-LIBOR-BBA maturing December 19, 2016.	Dec-11/1.3525		14,351,000	96,869

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing December 16, 2041.	Dec-11/4.12		13,338,424	3,916,963

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing December 16, 2041.	Dec-11/4.12		13,338,424	11,604

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.21% versus the three month USD-LIBOR-BBA maturing November 23, 2021.	Nov-11/3.21		15,150,142	1,475,321

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.21% versus the three month USD-LIBOR-BBA maturing November23, 2021.	Nov-11/3.21		15,150,142	4,545

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 2.85% versus the three month USD-LIBOR-BBA maturing November 7, 2021.	Nov-11/2.85		6,516,214	428,637

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 2.85% versus the three month USD-LIBOR-BBA maturing November 7, 2021.	Nov-11/2.85		6,516,214	3,193

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.17% versus the three month USD-LIBOR-BBA maturing October 21, 2021.	Oct-11/3.17		13,201,003	1,268,088

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.17% versus the three month USD-LIBOR-BBA maturing October 21, 2021.	Oct-11/3.17		13,201,003	40

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.1175% versus the three month USD-LIBOR-BBA maturing December 9, 2041.	Dec-11/4.1175		4,862,978	1,427,479

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 4.1175% versus the three month USD-LIBOR-BBA maturing December 9, 2041.	Dec-11/4.1175		4,862,978	3,210

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 3.425% versus the three month USD-LIBOR-BBA maturing November 16, 2041.	Nov-11/3.425		1,348,200	207,367

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 3.425% versus the three month USD-LIBOR-BBA maturing November 16, 2041.	Nov-11/3.425		1,348,200	5,258

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 3, 2014.	Feb-12/0.555		30,975,098	94,474

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 3, 2014.	Feb-12/0.555		30,975,098	35,931

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.545% versus the three month USD-LIBOR-BBA maturing January 5, 2014.	Jan-12/0.545		30,975,098	84,872

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.545% versus the three month USD-LIBOR-BBA maturing January 5, 2014.	Jan-12/0.545		30,975,098	30,356

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 3.855% versus the three month USD-LIBOR-BBA maturing December 6, 2041.	Dec-11/3.855		8,878,738	2,128,500

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.355% versus the three month USD-LIBOR-BBA maturing December 6, 2041.	Dec-11/4.355		8,878,738	1,687

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 1.30% versus the three month USD-LIBOR-BBA maturing November 17, 2016.	Nov-11/1.30		14,351,000	80,079

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.30% versus the three month USD-LIBOR-BBA maturing November 17, 2016.	Nov-11/1.30		14,351,000	68,167

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 14, 2026.	Sep-16/3.49		763,244	66,494

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 14, 2026.	Sep-16/3.49		763,244	48,992

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 26, 2022.	Mar-12/2.075		12,177,000	427,047

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 26, 2022.	Mar-12/2.075		12,177,000	233,677

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.86% versus the three month USD-LIBOR-BBA maturing March 7, 2017.	Mar-12/1.86		12,034,322	292,314

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 1.86% versus the three month USD-LIBOR-BBA maturing March 7, 2017.	Mar-12/1.86		12,034,322	50,893

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 24, 2022.	Feb-12/2.0525		12,177,000	402,937

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 24, 2022.	Feb-12/2.0525		12,177,000	210,297

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing January 25, 2022.	Jan-12/2.03		12,177,000	374,808

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing January 25, 2022.	Jan-12/2.03		12,177,000	182,411

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.60% versus the three month USD-LIBOR-BBA maturing January 5, 2042.	Jan-12/3.60		11,741,571	2,232,660

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing January 5, 2042.	Jan-12/4.60		11,741,571	3,875

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.61% versus the three month USD-LIBOR-BBA maturing January 4, 2014.	Dec-11/0.61		17,790,000	33,516

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.61% versus the three month USD-LIBOR-BBA maturing January 4, 2014.	Dec-11/0.61		17,790,000	28,293

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.01% versus the three month USD-LIBOR-BBA maturing December 28, 2021.	Dec-11/2.01		12,177,000	339,008

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.01% versus the three month USD-LIBOR-BBA maturing December 28, 2021.	Dec-11/2.01		12,177,000	148,194

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.476% versus the three month USD-LIBOR-BBA maturing December 23, 2013.	Dec-11/0.476		35,581,000	121,331

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.476% versus the three month USD-LIBOR-BBA maturing December 23, 2013.	Dec-11/0.476		35,581,000	16,367

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.53% versus the three month USD-LIBOR-BBA maturing December 21, 2013.	Dec-11/0.53		35,581,000	95,001

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.53% versus the three month USD-LIBOR-BBA maturing December 21, 2013.	Dec-11/0.53		35,581,000	28,109

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.745% versus the three month USD-LIBOR-BBA maturing December 19, 2014.	Dec-11/0.745		26,279,000	105,116

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.745% versus the three month USD-LIBOR-BBA maturing December 19, 2014.	Dec-11/0.745		26,279,000	50,718

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.99% versus the three month USD-LIBOR-BBA maturing December 14, 2041.	Dec-11/2.99		27,364,176	2,308,989

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.99% versus the three month USD-LIBOR-BBA maturing December 14, 2041.	Dec-11/2.99		27,364,176	754,704

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.31% versus the three month USD-LIBOR-BBA maturing November 30, 2016.	Nov-11/2.31		12,490,158	594,656

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.31% versus the three month USD-LIBOR-BBA maturing November 30, 2016.	Nov-11/2.31		12,490,158	999

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.715% versus the three month USD-LIBOR-BBA maturing November 17, 2014.	Nov-11/0.715		26,279,000	87,167

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.715% versus the three month USD-LIBOR-BBA maturing November 17, 2014	Nov-11/0.715		26,279,000	34,688

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.0325% versus the three month USD-LIBOR-BBA maturing November 4, 2041.	Nov-11/4.0325		7,754,737	2,157,756

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.0325% versus the three month USD-LIBOR-BBA maturing November 4, 2041.	Nov-11/4.0325		7,754,737	465

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 25, 2022.	Jul-12/3.54		9,129,369	1,053,986

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 25, 2022.	Jul-12/3.54		9,129,369	65,366

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 24, 2022.	Jul-12/3.49		16,218,193	1,807,355

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 24, 2022.	Jul-12/3.49		16,218,193	123,096

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 2.3175% versus the three month USD-LIBOR-BBA maturing November 17, 2021.	Nov-11/2.3175		14,351,000	348,155

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 2.3175% versus the three month USD-LIBOR-BBA maturing November 17, 2021.	Nov-11/2.3175		14,351,000	123,993

Option on an interest rate swap with UBS AG for the right to pay a fixed rate of 1.722% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.	Jan-12/1.722	CHF	21,550,000	11,901

Total purchased options outstanding (cost $21,850,361)				$36,598,035

SENIOR LOANS (2.5%)(a)(c)
			Principal amount	Value

Basic materials (0.2%)

Exopack, LLC bank term loan FRN Ser. B, 6 1/2s, 2017			$114,713	$106,683

INEOS Group Holdings, Ltd. bank term loan FRN Ser. C2, 8s, 2014			128,702	127,094

INEOS U.S. Finance, LLC bank term loan FRN Ser. B2, 7 1/2s, 2013			121,298	119,781

Momentive Performance Materials, Inc. bank term loan FRN 3 3/4s, 2013			217,150	202,493

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			119,400	112,087

Univar, Inc. bank term loan FRN Ser. B, 5s, 2017			119,399	111,439

				779,577
Capital goods (—%)

SRAM Corp. bank term loan FRN 8 1/2s, 2018			80,000	79,201

				79,201
Communication services (0.2%)

Charter Communications Operating, LLC bank term loan FRN Ser. l, 7 1/4s, 2014			5,119	5,093

Charter Communications, Inc. bank term loan FRN Ser. C, 3 1/2s, 2016			579,565	569,785

Insight Midwest, LP bank term loan FRN Ser. B, 2s, 2014			86,799	85,009

Intelsat Jackson Holdings SA bank term loan FRN 3.246s, 2014 (Luxembourg)			375,000	347,813

Level 3 Communications, Inc. bank term loan FRN 2.492s, 2014			22,000	20,460

Level 3 Financing, Inc. bank term loan FRN Ser. B, 11 1/2s, 2014			55,000	57,200

				1,085,360
Consumer cyclicals (1.2%)

Brickman Group Holdings, Inc. bank term loan FRN Ser. B, 7 1/4s, 2016			615,350	606,120

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B, 6 1/4s, 2017			69,125	66,311

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B1, 3.253s, 2015			370,000	309,798

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B2, 3.218s, 2015			429,402	358,730

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017			336,868	324,656

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2 1/2s, 2014			395,266	311,413

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.871s, 2016			587,731	417,363

Compucom Systems, Inc. bank term loan FRN 3.73s, 2014			84,758	79,673

Federal Mogul Corp. bank term loan FRN Ser. B, 2.158s, 2014			50,652	46,515

Federal Mogul Corp. bank term loan FRN Ser. C, 2.158s, 2015			25,843	23,732

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.48s, 2014			158,157	40,330

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.23s, 2014			309,115	78,824

GateHouse Media, Inc. bank term loan FRN Ser. DD, 2.23s, 2014			115,342	29,412

Golden Nugget, Inc. bank term loan FRN Ser. B, 3.23s, 2014(PIK)			72,904	58,748

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.23s, 2014(PIK)			41,500	33,442

Goodman Global, Inc. bank term loan FRN 9s, 2017			254,000	254,423

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016			245,434	242,622

KAR Auction Services, Inc. bank term loan FRN Ser. B, 5s, 2017			94,763	91,683

Michaels Stores, Inc. bank term loan FRN Ser. B, 2 1/2s, 2013			77,441	73,892

National Bedding Co., LLC bank term loan FRN Ser. B, 3 7/8s, 2013			40,471	39,763

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			215,000	199,084

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017			79,800	75,810

R.H. Donnelley, Inc. bank term loan FRN Ser. B, 9s, 2014			394,808	177,663

Realogy Corp. bank term loan FRN Ser. B, 4.522s, 2016			470,436	382,425

ServiceMaster Co. (The) bank term loan FRN Ser. B, 2.83s, 2014			318,838	297,635

ServiceMaster Co. (The) bank term loan FRN Ser. DD, 2.72s, 2014			31,588	29,487

Six Flags Theme Parks bank term loan FRN Ser. B, 5 1/4s, 2016			295,097	291,409

Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014 (In default)(NON)			399,187	216,434

Univision Communications, Inc. bank term loan FRN 4.471s, 2017			358,919	322,130

				5,479,527
Consumer staples (0.2%)

Claire's Stores, Inc. bank term loan FRN 2.996s, 2014			307,428	259,393

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			154,613	142,785

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017			330,000	318,615

Rite Aid Corp. bank term loan FRN Ser. B, 1.98s, 2014			75,615	69,802

West Corp. bank term loan FRN Ser. B2, 2.702s, 2013			12,829	12,420

West Corp. bank term loan FRN Ser. B5, 4.577s, 2016			31,201	30,083

				833,098
Energy (0.1%)

EPCO Holdings, Inc. bank term loan FRN Ser. A, 1.222s, 2012			125,295	121,537

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016			194,949	191,172

Hercules Offshore, Inc. bank term loan FRN Ser. B, 7 1/2s, 2013			115,307	110,838

				423,547
Financials (0.1%)

AGFS Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			230,000	200,675

HUB International Holdings, Inc. bank term loan FRN 6 3/4s, 2014			90,390	88,074

				288,749
Health care (0.4%)

Ardent Health Services bank term loan FRN 6 1/2s, 2015			95,000	92,388

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			209,343	203,586

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			244,388	231,913

Grifols SA bank term loan FRN Ser. B, 6s, 2016 (Spain)			139,650	136,717

Health Management Associates, Inc. bank term loan FRN 1.996s, 2014			452,158	424,887

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018			363,175	338,207

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017			197,876	186,004

				1,613,702
Technology (—%)

First Data Corp. bank term loan FRN 4.217s, 2018			121,183	99,446

First Data Corp. bank term loan FRN Ser. B3, 2.967s, 2014			12,896	11,263

				110,709
Utilities and power (0.1%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.726s, 2017			645,637	431,568

				431,568

Total senior loans (cost $12,587,052)				$11,125,038

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			$186,000	$244,385

Meritor, Inc. cv. company guaranty sr. unsec. notes 4s, 2027			150,000	102,188

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			235,000	241,756

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036			140,000	127,750

Total convertible bonds and notes (cost $739,974)				$716,079

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.			163	$109,154

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			16,715	305,049

Total preferred stocks (cost $483,154)				$414,203

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

General Motors Co. Ser. B, $2.375 cv. pfd.			5,293	$184,924

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd. (In default)(NON)			627	564

Lucent Technologies Capital Trust I 7.75% cv. pfd.			236	195,865

Total convertible preferred stocks (cost $1,087,221)				$381,353

COMMON STOCKS (—%)(a)
			Shares	Value

Bohai Bay Litigation, LLC (Escrow)(F)			842	$2,627

Compton Petroleum Corp. (Canada)(NON)			6,624	39,577

Trump Entertainment Resorts, Inc.(F)			71	302

Total common stocks (cost $60,046)				$42,506

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	37	$426

Smurfit Kappa Group PLC 144A (Ireland)(F)	10/1/13	EUR 0.001	422	13,199

Total warrants (cost $16,076)				$13,625

SHORT-TERM INVESTMENTS (33.9%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.10%(e)			57,036,869	$57,036,869

U.S. Treasury Bills with an effective yield of 0.085%, April 5, 2012(SEGSF)			$4,000,000	3,997,922

U.S. Treasury Bills with an effective yield of 0.083%, February 9, 2012(SEGSF)			106,000	105,960

U.S. Treasury Bills with an effective yield of 0.070%, June 28, 2012(SEGSF)			273,000	272,854

U.S. Treasury Bills with an effective yield of 0.065%, December 1, 2011(SEG)(SEGSF)			18,673,000	18,669,804

U.S. Treasury Bills with effective yields ranging from 0.088% to 0.130%, May 3, 2012(SEG)(SEGSF)			21,546,000	21,531,491

U.S. Treasury Bills with effective yields ranging from 0.058% to 0.111%, July 26, 2012(SEG)(SEGSF)			20,652,000	20,634,716

U.S. Treasury Bills with effective yields ranging from 0.055% to 0.081%, November 17, 2011(SEG)(SEGSF)			24,405,000	24,399,239

U.S. Treasury Bills with effective yields ranging from 0.055% to 0.062%, October 20, 2011(SEG)(SEGSF)			7,124,000	7,123,070

Total short-term investments (cost $153,771,925)				$153,771,925

TOTAL INVESTMENTS

Total investments (cost $603,699,277)(b)				$596,576,452

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $241,883,510) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	10/19/11	$1,498,863	$1,621,293	$122,430
	Brazilian Real	Buy	10/19/11	431,794	490,509	(58,715)
	British Pound	Sell	10/19/11	1,020,779	1,042,012	21,233
	Canadian Dollar	Sell	10/19/11	1,025,653	1,081,256	55,603
	Chilean Peso	Buy	10/19/11	88,006	98,602	(10,596)
	Czech Koruna	Buy	10/19/11	346,730	393,444	(46,714)
	Euro	Buy	10/19/11	1,102,196	1,194,919	(92,723)
	Hungarian Forint	Buy	10/19/11	29,713	78,479	(48,766)
	Japanese Yen	Buy	10/19/11	1,266,035	1,271,750	(5,715)
	Mexican Peso	Sell	10/19/11	164,694	160,376	(4,318)
	Norwegian Krone	Buy	10/19/11	807,985	875,774	(67,789)
	Russian Ruble	Buy	10/19/11	20,183	21,987	(1,804)
	Singapore Dollar	Buy	10/19/11	283,863	349,982	(66,119)
	South African Rand	Sell	10/19/11	1,731	1,942	211
	South Korean Won	Buy	10/19/11	42,089	46,024	(3,935)
	Swedish Krona	Sell	10/19/11	2,324,462	2,487,405	162,943
	Swiss Franc	Buy	10/19/11	4,656,388	4,907,376	(250,988)
	Taiwan Dollar	Sell	10/19/11	812,295	850,287	37,992
	Turkish Lira	Sell	10/19/11	708,122	746,448	38,326
Barclays Bank PLC
	Australian Dollar	Sell	10/19/11	3,006,344	3,087,190	80,846
	Brazilian Real	Buy	10/19/11	131,875	149,145	(17,270)
	British Pound	Sell	10/19/11	1,024,528	1,038,564	14,036
	Canadian Dollar	Sell	10/19/11	1,069,697	1,085,418	15,721
	Chilean Peso	Buy	10/19/11	1,590	1,777	(187)
	Czech Koruna	Buy	10/19/11	303,211	349,291	(46,080)
	Euro	Sell	10/19/11	4,254,472	4,406,744	152,272
	Hungarian Forint	Sell	10/19/11	427,768	472,835	45,067
	Indian Rupee	Sell	10/19/11	1,995,782	2,071,673	75,891
	Indonesian Rupiah	Sell	10/19/11	343,503	329,301	(14,202)
	Japanese Yen	Buy	10/19/11	1,176,456	1,170,449	6,007
	Malaysian Ringgit	Sell	10/19/11	280,484	276,778	(3,706)
	Mexican Peso	Sell	10/19/11	932,336	999,800	67,464
	New Zealand Dollar	Buy	10/19/11	90,057	98,210	(8,153)
	Norwegian Krone	Sell	10/19/11	1,973,055	1,954,481	(18,574)
	Philippines Peso	Buy	10/19/11	676,540	698,629	(22,089)
	Philippines Peso	Sell	10/19/11	676,540	665,047	(11,493)
	Polish Zloty	Sell	10/19/11	966,840	1,015,695	48,855
	Russian Ruble	Buy	10/19/11	20,183	21,954	(1,771)
	Singapore Dollar	Buy	10/19/11	146,944	203,349	(56,405)
	South Korean Won	Sell	10/19/11	533,616	583,396	49,780
	Swedish Krona	Sell	10/19/11	1,397,353	1,489,002	91,649
	Swiss Franc	Sell	10/19/11	1,859,153	1,985,595	126,442
	Taiwan Dollar	Sell	10/19/11	364,078	354,507	(9,571)
	Thai Baht	Sell	10/19/11	32,468	15,262	(17,206)
	Turkish Lira	Buy	10/19/11	821,327	866,074	(44,747)
Citibank, N.A.
	Australian Dollar	Sell	10/19/11	115,342	124,859	9,517
	Brazilian Real	Sell	10/19/11	763,650	756,085	(7,565)
	British Pound	Sell	10/19/11	453,766	462,796	9,030
	Canadian Dollar	Sell	10/19/11	670,045	700,530	30,485
	Chilean Peso	Sell	10/19/11	251,599	281,287	29,688
	Czech Koruna	Sell	10/19/11	300,168	307,916	7,748
	Danish Krone	Buy	10/19/11	319,185	333,906	(14,721)
	Euro	Sell	10/19/11	4,000,057	4,202,969	202,912
	Hungarian Forint	Buy	10/19/11	143,055	195,512	(52,457)
	Japanese Yen	Sell	10/19/11	1,572,841	1,551,422	(21,419)
	Mexican Peso	Buy	10/19/11	318,646	353,807	(35,161)
	New Zealand Dollar	Buy	10/19/11	22,495	24,506	(2,011)
	Norwegian Krone	Buy	10/19/11	1,724,392	1,870,838	(146,446)
	Polish Zloty	Buy	10/19/11	680,963	743,980	(63,017)
	Singapore Dollar	Sell	10/19/11	468,003	458,222	(9,781)
	South African Rand	Sell	10/19/11	698,487	784,690	86,203
	South Korean Won	Buy	10/19/11	118,069	129,288	(11,219)
	Swedish Krona	Sell	10/19/11	211,436	176,733	(34,703)
	Swiss Franc	Sell	10/19/11	468,765	494,154	25,389
	Taiwan Dollar	Sell	10/19/11	746,921	780,970	34,049
	Turkish Lira	Buy	10/19/11	361,203	380,925	(19,722)
Credit Suisse AG
	Australian Dollar	Sell	10/19/11	2,991,043	3,071,026	79,983
	Brazilian Real	Sell	10/19/11	519,094	586,966	67,872
	British Pound	Buy	10/19/11	4,969,563	4,926,964	42,599
	Canadian Dollar	Sell	10/19/11	1,326,972	1,366,619	39,647
	Chilean Peso	Buy	10/19/11	11,799	13,202	(1,403)
	Czech Koruna	Buy	10/19/11	58,433	87,527	(29,094)
	Euro	Sell	10/19/11	1,435,244	1,356,697	(78,547)
	Hungarian Forint	Sell	10/19/11	780,604	793,351	12,747
	Indian Rupee	Sell	10/19/11	1,376,167	1,420,477	44,310
	Japanese Yen	Buy	10/19/11	8,415,719	8,362,060	53,659
	Malaysian Ringgit	Buy	10/19/11	107,279	151,486	(44,207)
	Mexican Peso	Sell	10/19/11	477,011	503,349	26,338
	Norwegian Krone	Sell	10/19/11	950,669	1,074,320	123,651
	Polish Zloty	Sell	10/19/11	1,269,392	1,341,985	72,593
	Russian Ruble	Sell	10/19/11	315,934	343,530	27,596
	South African Rand	Sell	10/19/11	778,425	872,022	93,597
	South Korean Won	Buy	10/19/11	96,765	51,493	45,272
	Swedish Krona	Buy	10/19/11	856,548	917,007	(60,459)
	Swiss Franc	Sell	10/19/11	1,012,878	1,095,517	82,639
	Taiwan Dollar	Sell	10/19/11	814,208	837,627	23,419
	Turkish Lira	Sell	10/19/11	181,837	191,700	9,863
Deutsche Bank AG
	Australian Dollar	Sell	10/19/11	2,408,717	2,599,000	190,283
	Brazilian Real	Buy	10/19/11	208,494	236,037	(27,543)
	British Pound	Sell	10/19/11	1,133,401	1,156,389	22,988
	Canadian Dollar	Buy	10/19/11	2,413,904	2,560,016	(146,112)
	Chilean Peso	Sell	10/19/11	53,191	59,621	6,430
	Czech Koruna	Sell	10/19/11	454,561	461,032	6,471
	Euro	Sell	10/19/11	488,568	549,006	60,438
	Hungarian Forint	Sell	10/19/11	388,101	429,380	41,279
	Malaysian Ringgit	Sell	10/19/11	183,504	159,285	(24,219)
	Mexican Peso	Sell	10/19/11	316,846	299,013	(17,833)
	New Zealand Dollar	Sell	10/19/11	550,863	600,531	49,668
	Norwegian Krone	Buy	10/19/11	289,931	314,641	(24,710)
	Peruvian New Sol	Sell	10/19/11	1,048,194	1,065,082	16,888
	Philippines Peso	Buy	10/19/11	675,352	697,073	(21,721)
	Philippines Peso	Sell	10/19/11	675,352	664,775	(10,577)
	Polish Zloty	Sell	10/19/11	662,074	651,629	(10,445)
	Singapore Dollar	Sell	10/19/11	480,784	474,432	(6,352)
	South Korean Won	Sell	10/19/11	784,241	857,798	73,557
	Swedish Krona	Sell	10/19/11	1,174,425	1,070,125	(104,300)
	Swiss Franc	Sell	10/19/11	522,238	550,374	28,136
	Taiwan Dollar	Sell	10/19/11	282,916	296,148	13,232
	Turkish Lira	Buy	10/19/11	96,235	101,398	(5,163)
Goldman Sachs International
	Australian Dollar	Sell	10/19/11	1,003,697	1,085,132	81,435
	British Pound	Buy	10/19/11	62,793	70,122	(7,329)
	Canadian Dollar	Buy	10/19/11	411,429	447,939	(36,510)
	Chilean Peso	Sell	10/19/11	426,907	449,540	22,633
	Euro	Sell	10/19/11	167,866	170,395	2,529
	Hungarian Forint	Sell	10/19/11	575,870	568,115	(7,755)
	Japanese Yen	Sell	10/19/11	1,226,606	1,219,367	(7,239)
	Norwegian Krone	Sell	10/19/11	2,262,131	2,453,813	191,682
	Polish Zloty	Sell	10/19/11	726,987	743,626	16,639
	South African Rand	Sell	10/19/11	42,776	45,763	2,987
	Swedish Krona	Sell	10/19/11	1,374,412	1,471,504	97,092
	Swiss Franc	Sell	10/19/11	1,327,745	1,397,604	69,859
HSBC Bank USA, National Association
	Australian Dollar	Sell	10/19/11	2,708,842	2,928,540	219,698
	British Pound	Sell	10/19/11	222,252	226,750	4,498
	Euro	Sell	10/19/11	4,677,155	4,735,361	58,206
	Indian Rupee	Sell	10/19/11	1,368,022	1,367,666	(356)
	Japanese Yen	Sell	10/19/11	300,669	298,837	(1,832)
	New Zealand Dollar	Sell	10/19/11	24,401	26,602	2,201
	Norwegian Krone	Sell	10/19/11	758,395	822,986	64,591
	Philippines Peso	Buy	10/19/11	675,352	695,760	(20,408)
	Philippines Peso	Sell	10/19/11	675,352	663,432	(11,920)
	Singapore Dollar	Buy	10/19/11	722,247	777,085	(54,838)
	South Korean Won	Sell	10/19/11	689,043	667,742	(21,301)
	Swiss Franc	Buy	10/19/11	2,462,040	2,590,375	(128,335)
	Taiwan Dollar	Sell	10/19/11	158,418	165,742	7,324
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	10/19/11	949,270	1,026,544	(77,274)
	Brazilian Real	Sell	10/19/11	405,302	457,803	52,501
	British Pound	Buy	10/19/11	3,394,891	3,401,238	(6,347)
	Canadian Dollar	Sell	10/19/11	2,128,000	2,239,635	111,635
	Chilean Peso	Buy	10/19/11	117,469	130,993	(13,524)
	Czech Koruna	Sell	10/19/11	336,320	309,059	(27,261)
	Euro	Sell	10/19/11	2,090,335	2,246,216	155,881
	Hungarian Forint	Sell	10/19/11	391,403	432,638	41,235
	Japanese Yen	Sell	10/19/11	848,628	850,572	1,944
	Malaysian Ringgit	Sell	10/19/11	431,087	414,132	(16,955)
	Mexican Peso	Sell	10/19/11	247,322	273,471	26,149
	New Zealand Dollar	Buy	10/19/11	434,270	473,498	(39,228)
	Norwegian Krone	Buy	10/19/11	469,131	469,492	(361)
	Peruvian New Sol	Sell	10/19/11	165,703	168,527	2,824
	Polish Zloty	Sell	10/19/11	1,850,091	1,949,224	99,133
	Russian Ruble	Sell	10/19/11	201,311	205,051	3,740
	Singapore Dollar	Sell	10/19/11	84,799	47,992	(36,807)
	South African Rand	Sell	10/19/11	727,561	765,748	38,187
	South Korean Won	Sell	10/19/11	741,999	811,293	69,294
	Swedish Krona	Buy	10/19/11	459,936	541,868	(81,932)
	Swiss Franc	Buy	10/19/11	1,547	1,629	(82)
	Taiwan Dollar	Sell	10/19/11	519,643	543,108	23,465
	Thai Baht	Sell	10/19/11	24,186	5,386	(18,800)
	Turkish Lira	Sell	10/19/11	646,203	679,677	33,474
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	10/19/11	4,001,422	4,084,917	83,495
	Brazilian Real	Sell	10/19/11	988,483	1,116,460	127,977
	British Pound	Buy	10/19/11	4,406,455	4,388,499	17,956
	Canadian Dollar	Sell	10/19/11	609,436	550,059	(59,377)
	Chilean Peso	Buy	10/19/11	22,332	24,994	(2,662)
	Czech Koruna	Buy	10/19/11	148,422	187,541	(39,119)
	Euro	Sell	10/19/11	1,376,873	1,358,873	(18,000)
	Hungarian Forint	Sell	10/19/11	633,805	629,386	(4,419)
	Indian Rupee	Sell	10/19/11	1,198,015	1,265,538	67,523
	Japanese Yen	Sell	10/19/11	566,614	563,190	(3,424)
	Malaysian Ringgit	Buy	10/19/11	401,285	440,883	(39,598)
	Mexican Peso	Sell	10/19/11	930,407	1,024,207	93,800
	New Zealand Dollar	Sell	10/19/11	59,174	64,509	5,335
	Norwegian Krone	Sell	10/19/11	4,740,818	5,150,216	409,398
	Polish Zloty	Sell	10/19/11	510,237	558,899	48,662
	Russian Ruble	Buy	10/19/11	10,896	11,874	(978)
	Singapore Dollar	Buy	10/19/11	110,208	154,396	(44,188)
	South African Rand	Sell	10/19/11	59,928	67,192	7,264
	South Korean Won	Sell	10/19/11	43,921	83,556	39,635
	Swedish Krona	Sell	10/19/11	2,369,860	2,439,703	69,843
	Swiss Franc	Sell	10/19/11	2,797,015	2,941,785	144,770
	Taiwan Dollar	Sell	10/19/11	1,344,345	1,381,089	36,744
	Turkish Lira	Sell	10/19/11	24,220	25,545	1,325
State Street Bank and Trust Co.
	Australian Dollar	Sell	10/19/11	2,399,807	2,418,721	18,914
	Brazilian Real	Sell	10/19/11	93,857	106,396	12,539
	British Pound	Sell	10/19/11	1,455,801	1,358,733	(97,068)
	Canadian Dollar	Sell	10/19/11	2,275,357	2,396,797	121,440
	Czech Koruna	Buy	10/19/11	368,430	413,128	(44,698)
	Euro	Sell	10/19/11	6,038,463	6,215,924	177,461
	Hungarian Forint	Buy	10/19/11	258,756	285,856	(27,100)
	Indonesian Rupiah	Sell	10/19/11	702,170	653,112	(49,058)
	Japanese Yen	Sell	10/19/11	3,638,003	3,636,826	(1,177)
	Malaysian Ringgit	Buy	10/19/11	140,523	172,443	(31,920)
	Mexican Peso	Sell	10/19/11	756,547	830,935	74,388
	Norwegian Krone	Sell	10/19/11	2,251,673	2,441,542	189,869
	Philippines Peso	Buy	10/19/11	316,767	326,878	(10,111)
	Philippines Peso	Sell	10/19/11	316,767	311,701	(5,066)
	Polish Zloty	Sell	10/19/11	747,664	766,073	18,409
	Russian Ruble	Buy	10/19/11	20,183	21,936	(1,753)
	Singapore Dollar	Buy	10/19/11	519,663	559,400	(39,737)
	South African Rand	Sell	10/19/11	350,381	392,071	41,690
	South Korean Won	Sell	10/19/11	7,513	27,272	19,759
	Swedish Krona	Buy	10/19/11	1,358,841	1,454,186	(95,345)
	Swiss Franc	Buy	10/19/11	1,562,404	1,645,988	(83,584)
	Taiwan Dollar	Sell	10/19/11	1,096,074	1,118,933	22,859
	Thai Baht	Buy	10/19/11	308,002	319,045	(11,043)
	Turkish Lira	Sell	10/19/11	8,485	8,940	455
UBS AG
	Australian Dollar	Sell	10/19/11	6,360,845	6,662,736	301,891
	Brazilian Real	Sell	10/19/11	227,107	257,170	30,063
	British Pound	Buy	10/19/11	5,488,778	5,458,175	30,603
	Canadian Dollar	Sell	10/19/11	3,035,117	3,047,608	12,491
	Czech Koruna	Sell	10/19/11	337,814	349,375	11,561
	Euro	Buy	10/19/11	2,060,680	1,934,745	125,935
	Hungarian Forint	Sell	10/19/11	425,092	469,647	44,555
	Indian Rupee	Sell	10/19/11	1,451,646	1,536,274	84,628
	Japanese Yen	Sell	10/19/11	885,836	880,659	(5,177)
	Mexican Peso	Buy	10/19/11	71,533	79,415	(7,882)
	New Zealand Dollar	Sell	10/19/11	100,199	109,259	9,060
	Norwegian Krone	Sell	10/19/11	2,600,198	2,635,559	35,361
	Polish Zloty	Sell	10/19/11	908,355	920,169	11,814
	Russian Ruble	Buy	10/19/11	10,896	11,862	(966)
	Singapore Dollar	Buy	10/19/11	534,204	574,769	(40,565)
	South African Rand	Sell	10/19/11	405,054	376,237	(28,817)
	South Korean Won	Sell	10/19/11	145,424	194,285	48,861
	Swedish Krona	Sell	10/19/11	398,147	523,525	125,378
	Swiss Franc	Sell	10/19/11	595,486	627,401	31,915
	Taiwan Dollar	Sell	10/19/11	507,613	530,991	23,378
	Thai Baht	Sell	10/19/11	32,468	14,235	(18,233)
	Turkish Lira	Buy	10/19/11	22,985	24,226	(1,241)
Westpac Banking Corp.
	Australian Dollar	Buy	10/19/11	290,049	303,510	(13,461)
	British Pound	Sell	10/19/11	3,356,778	3,271,024	(85,754)
	Canadian Dollar	Sell	10/19/11	131,462	138,459	6,997
	Euro	Sell	10/19/11	3,027,819	3,180,116	152,297
	Japanese Yen	Sell	10/19/11	2,725,956	2,709,413	(16,543)
	New Zealand Dollar	Sell	10/19/11	11,057	12,049	992
	Norwegian Krone	Buy	10/19/11	282,771	264,422	18,349
	Swedish Krona	Sell	10/19/11	253,559	271,495	17,936
	Swiss Franc	Sell	10/19/11	133,680	140,825	7,145

Total						$3,981,499

FUTURES CONTRACTS OUTSTANDING at 9/30/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	16	$1,773,712	Dec-11	$2,626
Canadian Government Bond 10 yr (Long)	57	7,256,581	Dec-11	123,956
Euro-Bobl 5 yr (Short)	4	655,594	Dec-11	7,779
Euro-Bund 10 yr (Long)	106	19,415,989	Dec-11	(68,843)
Euro-Schatz 2 yr (Short)	64	9,415,480	Dec-11	30,560
Euro-Swiss Franc 3 Month (Short)	21	5,800,282	Dec-11	(68,956)
Euro-Swiss Franc 3 Month (Short)	50	13,822,620	Jun-12	(195,760)
Euro-Swiss Franc 3 Month (Short)	50	13,814,336	Dec-12	(236,018)
Euro-Swiss Franc 3 Month (Short)	50	13,819,858	Mar-12	(160,499)
Japanese Government Bond 10 yr (Long)	25	46,127,651	Dec-11	(162,461)
Japanese Government Bond 10 yr Mini (Long)	17	3,136,900	Dec-11	(6,925)
U.K. Gilt 10 yr (Long)	12	2,436,924	Dec-11	52,214
U.S. Treasury Bond 20 yr (Short)	37	5,277,125	Dec-11	(129,646)
U.S. Treasury Bond 30 yr (Long)	54	8,565,750	Dec-11	861,056
U.S. Treasury Note 10 yr (Long)	632	82,219,250	Dec-11	429,044

Total				$478,127

WRITTEN OPTIONS OUTSTANDING at 9/30/11 (premiums received $45,834,231) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 5.35% versus the three month USD-LIBOR-BBA maturing August 8, 2026.		$31,805,305	Aug-16/5.35	$850,792
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 8, 2026.		31,805,305	Aug-16/4.35	4,276,223
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 5, 2026.		12,138,243	Aug-16/4.28	520,318
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 5, 2026.		12,138,243	Aug-16/4.28	1,580,885
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 3, 2026.		10,371,224	Aug-16/4.68	365,067
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 3, 2026.		10,371,224	Aug-16/4.68	1,603,391
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2, 2026.		8,642,686	Jul-16/4.67	305,087
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2, 2026.		8,642,686	Jul-16/4.67	1,330,974
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 1, 2026.		8,642,686	Jul-16/4.80	286,073
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 1, 2026.		8,642,686	Jul-16/4.80	1,403,572
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 28, 2026.		3,457,075	Jul-16/4.80	114,429
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 28, 2026.		3,457,075	Jul-16/4.80	561,429
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 27, 2026.		8,642,686	Jul-16/4.815	283,480
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 27, 2026.		8,642,686	Jul-16/4.815	1,412,215
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		2,749,676	Jun-16/4.89	43,445
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		2,749,676	Jun-16/4.39	219,974
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 13, 2025.		3,026,380	Feb-15/5.36	51,388
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 13, 2025.		3,026,380	Feb-15/5.36	651,065
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 5, 2024.		6,408,487	Aug-14/4.20	165,916
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 5, 2024.		6,408,487	Aug-14/4.20	878,539
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 31, 2024.		5,340,406	Jul-14/4.19	138,263
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 31, 2024.		5,340,406	Jul-14/4.19	730,301
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 30, 2024.		2,136,162	Jul-14/4.34	50,307
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 30, 2024.		5,340,406	Jul-14/4.35	124,966
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 30, 2024.		2,136,162	Jul-14/4.34	314,251
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 30, 2024.		5,340,406	Jul-14/4.35	789,365
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 29, 2024.		5,340,420	Jul-14/4.3725	122,883
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 29, 2024.		5,340,420	Jul-14/4.3725	798,446
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA August 14, 2022.		8,124,000	Aug-12/2.73	183,115
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 14, 2022.		8,124,000	Aug-12/2.73	456,244
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing December 16, 2016.		32,899,571	Dec-11/2.28	8,225
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing December 16, 2016.		32,899,571	Dec-11/2.28	1,490,680
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.47% versus the three month USD-LIBOR-BBA maturing October 11, 2016.		6,221,923	Oct-11/2.47	—
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 1.97% versus the three month USD-LIBOR-BBA maturing October 11, 2016.		6,221,923	Oct-11/1.97	212,105
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.86% versus the three month USD-LIBOR-BBA maturing July 1, 2026.		666,869	Jun-16/5.86	14,231
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing July 1, 2026.		666,869	Jun-16/4.86	111,367
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		2,794,314	Jun-16/5.12	42,222
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		2,794,314	Jun-16/4.12	199,123
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 17, 2021.		21,718,479	May-16/4.705	383,331
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 17, 2021.		21,718,479	May-16/4.705	1,994,625
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing December 9, 2016.		12,379,911	Dec-11/2.225	2,600
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing December 9, 2016.		12,379,911	Dec-11/2.225	532,831
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		12,679,200	May-16/5.11	191,583
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		12,679,200	May-16/4.11	899,589
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 15, 2022.		36,175,500	Aug-12/2.855	690,446
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 15, 2022.		36,175,500	Aug-12/2.855	2,323,914
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		12,421,759	May-16/4.60	231,293
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		12,421,759	May-16/4.60	1,091,127
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 23, 2021.		24,622,547	May-16/4.765	425,724
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 23, 2021.		24,622,547	May-16/4.765	2,313,777
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 1.29% versus the three month USD-LIBOR-BBA maturing December 14, 2016.		30,530,524	Dec-11/1.29	157,538
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 1.29% versus the three month USD-LIBOR-BBA maturing December 14, 2016.		30,530,524	Dec-11/1.29	248,213
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		12,483,891	May-16/4.86	203,987
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		12,483,891	May-16/4.36	988,849
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 10, 2045.		9,916,600	Aug-15/4.375	626,432
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 10, 2045.		9,916,600	Aug-15/4.375	3,073,551
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 7, 2045.		9,916,600	Aug-15/4.46	592,715
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 7, 2045.		9,916,600	Aug-15/4.46	3,199,690
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 26, 2026.		4,856,047	Jul-16/4.79	165,300
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 26, 2026.		4,856,047	Jul-16/4.79	787,311
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 22, 2026.		8,626,698	Jul-16/4.74	300,037
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 22, 2026.		8,626,698	Jul-16/4.74	1,371,041
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 10, 2026.		7,555,398	Jun-16/4.815	248,346
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 10, 2026.		7,555,398	Jun-16/4.815	1,241,805
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		2,732,218	Jun-16/4.575	51,639
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		2,732,218	Jun-16/4.575	237,484
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 11, 2025.		54,334,800	Sep-15/4.04	2,226,097
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 11, 2025.		54,334,800	Sep-15/4.04	6,440,304
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 12, 2025.		9,586,860	Feb-15/5.27	170,167
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 12, 2025.		9,586,860	Feb-15/5.27	1,997,614
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 24, 2024.		3,000,602	Jul-14/4.36	69,284
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 24, 2024.		3,000,602	Jul-14/4.36	446,310
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 23, 2024.		5,330,527	Jul-14/4.29	128,466
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 23, 2024.		5,330,527	Jul-14/4.29	766,636
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing September 12, 2018.		3,985,000	Sep-13/4.82	513,706
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 14, 2022.		19,678,500	May-12/5.51	5,764,817
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 12, 2022.		6,832,000	Apr-12/4.8675	1,981
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 12, 2022.		6,832,000	Apr-12/4.8675	1,621,780
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing September 12, 2018.		3,985,000	Sep-13/4.82	13,111
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 14, 2022.		19,678,500	May-12/5.51	3,149
Option on an interest rate swap with UBS AG for the obligation to pay a fixed rate of 0.722% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.	CHF	21,550,000	Jan-12/0.722	236,898

Total				$67,665,454

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America, N.A.
		$11,485,000		$742,505	8/8/21	4.70%	3 month USD-LIBOR-BBA	$(2,056,221)
		22,280,000		1,433,718	8/16/21	4.765%	3 month USD-LIBOR-BBA	(4,111,676)
		12,320,000		793,408	8/17/21	4.55%	3 month USD-LIBOR-BBA	(2,027,212)
		13,021,000		840,506	8/19/21	4.475%	3 month USD-LIBOR-BBA	(2,048,039)
		34,830,000		—	9/26/13	3 month USD-LIBOR-BBA	0.5075%	(44,904)
		4,087,000		—	9/30/21	3 month USD-LIBOR-BBA	2.1825%	28,079
		59,915,000		—	10/3/13	3 month USD-LIBOR-BBA	0.54875%	(33,552)
		7,115,000		—	8/2/21	2.97236%	3 month USD-LIBOR-BBA	(601,541)
	AUD	3,470,000		—	4/18/21	6.10%	6 month AUD-BBR-BBSW	(356,578)
	CAD	1,902,000		—	9/14/21	2.4075%	3 month CAD-BA-CDOR	356
	EUR	21,100,000		—	6/14/13	1 year EUR-EONIA-OIS-COMPOUND	1.711561%	539,160
	JPY	979,000,000		—	9/21/21	0.98375%	6 month JPY-LIBOR-BBA	43,082
	Barclays Bank PLC
		$1,984,000		—	9/15/20	2.032%	3 month USD-LIBOR-BBA	(8,370)
		16,362,500		—	9/19/20	2.12%	3 month USD-LIBOR-BBA	(184,404)
		7,175,500		—	9/19/41	3 month USD-LIBOR-BBA	3.035%	519,900
		9,507,000		—	9/20/20	2.136%	3 month USD-LIBOR-BBA	(119,363)
		46,670,300		(165,454)	9/21/16	3 month USD-LIBOR-BBA	1.23%	(200,749)
		36,125,200		14,396	9/21/13	0.5%	3 month USD-LIBOR-BBA	65,550
		49,058,100		—	9/22/13	0.4775%	3 month USD-LIBOR-BBA	91,806
		5,596,000		—	9/22/21	3 month USD-LIBOR-BBA	2.18%	40,606
		3,065,000		—	9/22/41	2.975%	3 month USD-LIBOR-BBA	(182,720)
		34,830,000		—	9/26/13	3 month USD-LIBOR-BBA	0.50625%	(46,025)
		36,270,000		—	9/27/13	3 month USD-LIBOR-BBA	0.5175%	(40,351)
		17,909,000		—	9/28/21	2.041%	3 month USD-LIBOR-BBA	107,636
		127,520,000		—	9/28/13	3 month USD-LIBOR-BBA	0.511043%	(161,778)
		149,876,500		28,262	6/17/13	0.64%	3 month USD-LIBOR-BBA	(445,670)
		16,848,500		62,517	6/17/41	4.04%	3 month USD-LIBOR-BBA	(4,873,493)
		4,723,000		—	9/29/41	3 month USD-LIBOR-BBA	2.857%	162,180
		4,970,000		—	9/29/21	3 month USD-LIBOR-BBA	2.155%	21,965
		50,283,000		—	9/30/13	3 month USD-LIBOR-BBA	0.53%	(45,633)
		2,748,000		—	9/30/21	2.165%	3 month USD-LIBOR-BBA	(14,454)
		560,000		—	9/30/21	3 month USD-LIBOR-BBA	2.225%	6,038
		5,200,000		—	6/20/41	3.91625%	3 month USD-LIBOR-BBA	(1,385,592)
		1,399,000		—	10/3/41	2.8175%	3 month USD-LIBOR-BBA	(35,870)
		29,120,000		—	10/3/13	3 month USD-LIBOR-BBA	0.543%	(19,656)
		3,908,000		—	10/4/21	2.089%	3 month USD-LIBOR-BBA	8,156
		7,765,400		(377,398)	8/25/41	3 month USD-LIBOR-BBA	4.47%	2,547,980
		11,843,800		—	3/10/18	3.06%	3 month USD-LIBOR-BBA	(1,094,453)
		35,790,000		—	6/27/41	3 month USD-LIBOR-BBA	3.88882%	9,307,337
		8,970,000		—	6/28/41	3.885%	3 month USD-LIBOR-BBA	(2,324,629)
		4,330,000		—	6/28/41	3 month USD-LIBOR-BBA	3.88%	1,117,586
		13,700,000		—	6/29/41	3 month USD-LIBOR-BBA	3.85488%	3,466,800
		7,400,000		—	6/30/41	3 month USD-LIBOR-BBA	3.92%	1,973,792
		9,738,700		—	7/5/41	4.08%	3 month USD-LIBOR-BBA	(2,913,390)
		8,792,000		—	7/13/41	3.948%	3 month USD-LIBOR-BBA	(2,378,827)
		6,852,000		—	7/14/41	3.88%	3 month USD-LIBOR-BBA	(1,754,746)
		2,983,000		—	7/20/21	3 month USD-LIBOR-BBA	3.014%	266,754
		523,000		—	7/20/41	3 month USD-LIBOR-BBA	3.888%	134,557
		11,138,346		(171,531)	9/21/21	3 month USD-LIBOR-BBA	3.14%	895,682
		21,641,000		—	7/22/21	3.049%	3 month USD-LIBOR-BBA	(2,001,900)
		12,822,700		(16,933)	3/30/31	4.17%	3 month USD-LIBOR-BBA	(3,192,034)
		95,510,300		225,573	7/22/20	3 month USD-LIBOR-BBA	2.86%	7,698,556
		3,699,000		—	7/25/21	3 month USD-LIBOR-BBA	3.111%	362,486
		2,619,000		—	7/25/21	3 month USD-LIBOR-BBA	3.126%	260,284
		4,826,000		—	7/25/41	3 month USD-LIBOR-BBA	3.97%	1,323,002
		3,742,000		—	7/28/41	3 month USD-LIBOR-BBA	3.9675%	1,022,939
		6,610,000		—	8/1/21	3.06%	3 month USD-LIBOR-BBA	(612,877)
		3,744,000		—	8/2/41	3.8925%	3 month USD-LIBOR-BBA	(962,558)
		2,232,000		—	8/2/21	3 month USD-LIBOR-BBA	3.0215%	198,818
		6,360,000		—	8/3/41	3.83375%	3 month USD-LIBOR-BBA	(1,555,879)
		5,418,000		—	8/4/41	3.6108%	3 month USD-LIBOR-BBA	(1,069,736)
		2,083,000		—	8/5/41	3 month USD-LIBOR-BBA	3.58%	397,549
		2,037,000		—	8/9/41	3.48375%	3 month USD-LIBOR-BBA	(346,743)
		6,980,000		—	8/9/41	3 month USD-LIBOR-BBA	3.49%	1,197,288
		1,074,000		—	8/9/41	3 month USD-LIBOR-BBA	3.575%	203,484
		3,831,000		—	8/9/21	2.747%	3 month USD-LIBOR-BBA	(241,805)
		5,568,000		—	8/17/41	3.343%	3 month USD-LIBOR-BBA	(778,747)
		14,809,000		—	8/17/21	3 month USD-LIBOR-BBA	2.39%	436,517
		95,015,628		—	8/18/13	0.439%	3 month USD-LIBOR-BBA	211,651
		165,309,704	(E)	—	3/21/13	3 month USD-LIBOR-BBA	0.44125%	(249,618)
		3,815,000		—	8/22/21	2.209%	3 month USD-LIBOR-BBA	(47,124)
		5,096,000		—	8/23/21	2.23667%	3 month USD-LIBOR-BBA	(75,638)
		2,466,000		—	8/31/21	2.348%	3 month USD-LIBOR-BBA	(60,907)
		3,305,000		—	8/31/21	2.3675%	3 month USD-LIBOR-BBA	(87,599)
		13,934,000		—	9/6/20	2.231%	3 month USD-LIBOR-BBA	(300,971)
		2,320,000		—	9/6/41	3.2375%	3 month USD-LIBOR-BBA	(269,303)
		6,192,000		—	9/8/21	3 month USD-LIBOR-BBA	2.17%	45,957
		6,192,000		—	9/8/21	3 month USD-LIBOR-BBA	2.18%	51,693
		846,000		—	9/8/41	2.958%	3 month USD-LIBOR-BBA	(48,286)
		5,088,000		—	9/8/21	3 month USD-LIBOR-BBA	2.186%	45,294
		3,740,000		—	9/12/20	2.032%	3 month USD-LIBOR-BBA	(16,473)
		844,000		—	9/12/41	3.012%	3 month USD-LIBOR-BBA	(57,520)
		6,892,000		—	9/12/21	2.178%	3 month USD-LIBOR-BBA	(54,045)
		6,200,000		—	9/13/21	2.145%	3 month USD-LIBOR-BBA	(29,410)
		692,000		—	9/13/41	2.975%	3 month USD-LIBOR-BBA	(41,720)
	AUD	23,920,000		—	3/21/16	5.57%	6 month AUD-BBR-BBSW	(1,096,487)
	AUD	18,180,000		—	3/21/21	6 month AUD-BBR-BBSW	5.88%	1,462,775
	AUD	5,350,000		—	4/21/21	6.0675%	6 month AUD-BBR-BBSW	(533,259)
	EUR	37,080,000		—	6/15/13	1 year EUR-EONIA-OIS-COMPOUND	1.67%	894,757
	EUR	46,350,000		—	6/15/13	1.95%	3 month EUR-EURIBOR-REUTERS	(1,088,000)
	EUR	3,379,000		—	9/29/21	6 month EUR-EURIBOR-REUTERS	2.532%	860
	EUR	2,000,000		—	10/4/21	2.542%	6 month EUR-EURIBOR-REUTERS	(2,522)
	GBP	5,361,000		—	9/26/21	6 month GBP-LIBOR-BBA	2.54%	(40,783)
	GBP	8,360,000		—	8/8/21	2.9785%	6 month GBP-LIBOR-BBA	(501,245)
	GBP	3,732,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(386,162)
	GBP	12,640,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.86%	1,045,595
	Citibank, N.A.
		$77,000		—	9/23/13	0.459%	3 month USD-LIBOR-BBA	171
		2,414,000		—	9/23/21	3 month USD-LIBOR-BBA	2.136%	7,545
		24,565,900		(11,331)	9/26/13	0.49%	3 month USD-LIBOR-BBA	28,998
		1,258,100		14,875	9/26/21	2.09%	3 month USD-LIBOR-BBA	16,585
		7,502,400		(159,373)	9/26/26	3 month USD-LIBOR-BBA	2.52%	(111,130)
		3,457,000		—	9/30/18	3 month USD-LIBOR-BBA	1.73625%	8,532
		25,743,000		—	10/3/13	3 month USD-LIBOR-BBA	0.55625%	(9,499)
		23,379,000		—	10/3/20	2.04%	3 month USD-LIBOR-BBA	(89,752)
		21,289,250		—	10/3/21	3 month USD-LIBOR-BBA	2.159%	94,098
		1,469,000		—	10/3/41	2.804%	3 month USD-LIBOR-BBA	(33,709)
		12,033,000		756,876	7/26/21	4.5475%	3 month USD-LIBOR-BBA	(2,019,618)
		24,066,000		1,514,353	7/26/21	4.52%	3 month USD-LIBOR-BBA	(3,977,514)
		148,000		—	8/8/41	3.5825%	3 month USD-LIBOR-BBA	(28,287)
		2,657,000		—	8/8/41	3.517%	3 month USD-LIBOR-BBA	(471,123)
		24,640,000		1,588,048	8/17/21	4.49%	3 month USD-LIBOR-BBA	(3,916,851)
	SEK	11,461,800		—	10/3/21	2.555%	3 month SEK-STIBOR-SIDE	(10,247)
	SEK	11,737,000		—	10/4/21	2.5%	3 month SEK-STIBOR-SIDE	(1,930)
	SEK	36,901,000		—	7/8/16	3.275%	3 month SEK-STIBOR-SIDE	(276,412)
	SEK	37,412,000		—	7/11/16	3.2825%	3 month SEK-STIBOR-SIDE	(281,986)
	Credit Suisse International
		$24,915,000		—	6/30/21	3 month USD-LIBOR-BBA	3.159%	2,622,179
		2,681,000		—	9/16/21	3 month USD-LIBOR-BBA	2.20375%	26,549
		37,050,900		—	9/21/13	0.50%	3 month USD-LIBOR-BBA	51,835
		22,236,000		—	9/29/13	3 month USD-LIBOR-BBA	0.52375%	(22,707)
		32,730,600		—	10/3/20	2.055%	3 month USD-LIBOR-BBA	(154,488)
		29,804,950		—	10/3/21	3 month USD-LIBOR-BBA	2.172%	167,206
		100,319,900		(199,512)	3/14/20	3 month USD-LIBOR-BBA	3.42%	11,854,233
		36,500,000	(E)	—	3/21/13	1.15625%	3 month USD-LIBOR-BBA	(204,035)
		41,477,100		(8,486)	2/24/15	2.04%	3 month USD-LIBOR-BBA	(1,761,602)
		920,000		292	2/24/19	3 month USD-LIBOR-BBA	3.35%	105,483
		620,000		—	8/18/41	3 month USD-LIBOR-BBA	3.3688%	90,034
		817,000		—	8/24/41	3.0775%	3 month USD-LIBOR-BBA	(68,078)
		48,345,500		—	8/31/21	2.43125%	3 month USD-LIBOR-BBA	(1,566,302)
		13,918,500		—	8/31/41	3 month USD-LIBOR-BBA	3.264%	1,713,118
		6,192,000		—	9/8/21	3 month USD-LIBOR-BBA	2.17%	45,957
		3,439,000		—	9/14/41	2.944%	3 month USD-LIBOR-BBA	(184,634)
	CHF	7,020,000		—	9/28/21	6 month CHF-LIBOR-BBA	1.405%	(38,977)
	GBP	8,363,000		—	8/15/21	6 month GBP-LIBOR-BBA	2.91%	413,531
	MXN	46,690,000		—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	51,761
	Deutsche Bank AG
		$2,806,000		—	9/14/21	2.145%	3 month USD-LIBOR-BBA	(13,051)
		3,466,000		—	9/14/41	3 month USD-LIBOR-BBA	2.95%	190,461
		11,490,000		—	9/19/14	3 month USD-LIBOR-BBA	0.6625%	(21,577)
		9,915,000		—	9/27/18	3 month USD-LIBOR-BBA	1.515%	(120,782)
		36,270,000		—	9/27/13	3 month USD-LIBOR-BBA	0.5175%	(39,989)
		1,732,000		—	9/29/21	3 month USD-LIBOR-BBA	2.165%	9,249
		4,087,000		—	9/30/21	3 month USD-LIBOR-BBA	2.1875%	29,960
		37,406,400		—	10/3/20	2.034%	3 month USD-LIBOR-BBA	(110,723)
		34,062,800		—	10/3/21	3 month USD-LIBOR-BBA	2.153%	131,482
		5,295,000		—	10/4/13	3 month USD-LIBOR-BBA	0.56125%	(1,743)
		3,455,000		—	10/4/14	3 month USD-LIBOR-BBA	0.7175%	(2,194)
		91,495,000		(49,912)	7/18/14	0.96%	3 month USD-LIBOR-BBA	(857,754)
		43,200,800		65,742	7/18/21	3 month USD-LIBOR-BBA	3.04%	4,039,962
		4,429,000		—	7/21/21	3 month USD-LIBOR-BBA	3.057%	413,315
		3,870,000		—	7/27/41	3.95%	3 month USD-LIBOR-BBA	(1,044,049)
		2,269,905		—	8/5/21	2.698%	3 month USD-LIBOR-BBA	(133,748)
		3,053,713		—	8/8/20	2.547%	3 month USD-LIBOR-BBA	(154,230)
		11,855,100		—	8/12/41	3.32%	3 month USD-LIBOR-BBA	(1,605,289)
		28,370,200		—	8/15/41	3.300791%	3 month USD-LIBOR-BBA	(3,719,732)
		7,146,100		—	8/16/21	3 month USD-LIBOR-BBA	2.4775%	269,024
		1,084,600		—	8/16/41	3.36%	3 month USD-LIBOR-BBA	(155,661)
		2,785,000		—	8/18/41	3.37%	3 month USD-LIBOR-BBA	(405,127)
		11,502,300		—	8/22/21	3 month USD-LIBOR-BBA	2.218%	151,623
		22,024,700		—	8/24/21	2.271%	3 month USD-LIBOR-BBA	(394,870)
		14,143,900		—	8/24/41	3 month USD-LIBOR-BBA	3.081%	1,188,950
		35,844,700		—	8/30/21	2.4075%	3 month USD-LIBOR-BBA	(1,073,645)
		12,798,400		—	8/30/41	3 month USD-LIBOR-BBA	3.2425%	1,506,481
		16,500,700		—	9/12/21	3 month USD-LIBOR-BBA	2.2125%	181,837
		9,343,500		—	9/12/41	3.065%	3 month USD-LIBOR-BBA	(741,032)
		15,886,401		270,863	7/21/21	3.55%	3 month USD-LIBOR-BBA	(1,936,056)
		10,871,164		(347,877)	8/25/41	3 month USD-LIBOR-BBA	4.09%	2,876,831
	EUR	32,270,000		—	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	(4,036,873)
	KRW	4,668,000,000		—	8/16/16	3 month KRW-CD-KSDA-BLOOMBERG	3.42%	(4,800)
	KRW	4,658,000,000		—	5/9/16	4.115%	3 month KRW-CD-KSDA-BLOOMBERG	(117,343)
	KRW	4,658,000,000		—	4/22/16	4.135%	3 month KRW-CD-KSDA-BLOOMBERG	(121,144)
	KRW	4,619,000,000		—	4/29/16	4.14%	3 month KRW-CD-KSDA-BLOOMBERG	(120,846)
	MXN	46,690,000		—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	66,368
	Goldman Sachs International
		$16,362,500		—	9/19/20	2.13375%	3 month USD-LIBOR-BBA	(203,132)
		7,175,500		—	9/19/41	3 month USD-LIBOR-BBA	3.05%	542,539
		609,000		—	9/20/41	3.065%	3 month USD-LIBOR-BBA	(47,928)
		110,730,000		—	6/8/18	2.52375%	3 month USD-LIBOR-BBA	(7,120,753)
		27,058,100		—	9/21/13	0.50%	3 month USD-LIBOR-BBA	37,855
		5,621,000		—	9/21/21	3 month USD-LIBOR-BBA	2.188%	45,361
		35,601,900		—	9/22/13	0.478%	3 month USD-LIBOR-BBA	65,481
		28,068,000		—	9/26/13	3 month USD-LIBOR-BBA	0.50625%	(36,753)
		9,985,000		—	9/26/21	3 month USD-LIBOR-BBA	1.93875%	(152,775)
		18,127,685		(658,941)	9/29/41	3 month USD-LIBOR-BBA	3.99%	4,281,784
		7,796,000		—	9/28/41	2.69625%	3 month USD-LIBOR-BBA	(4,556)
		36,706,000		—	9/28/13	3 month USD-LIBOR-BBA	0.5125%	(45,425)
		300,000		—	9/29/41	3 month USD-LIBOR-BBA	2.87%	11,121
		4,615,000		—	9/29/21	3 month USD-LIBOR-BBA	2.15125%	18,826
		4,310,000		—	10/3/13	3 month USD-LIBOR-BBA	0.558%	(1,595)
		643,000		—	7/1/41	3 month USD-LIBOR-BBA	4.02625%	185,272
		4,713,200		—	7/5/41	3 month USD-LIBOR-BBA	4.055%	1,385,050
		18,640,300		—	7/19/21	3 month USD-LIBOR-BBA	3.075%	1,773,748
		3,090,000		—	7/21/21	3.06125%	3 month USD-LIBOR-BBA	(289,559)
		2,933,000		—	7/21/41	3.935%	3 month USD-LIBOR-BBA	(783,426)
		7,000		—	7/25/41	3.9325%	3 month USD-LIBOR-BBA	(1,864)
		6,978,000		—	7/25/21	3 month USD-LIBOR-BBA	3.0675%	655,694
		23,702,200	(E)	—	3/19/13	1.09375%	3 month USD-LIBOR-BBA	(117,800)
		19,411,000		—	7/25/21	3 month USD-LIBOR-BBA	3.127%	1,930,908
		34,749,000		—	7/26/21	3.09125%	3 month USD-LIBOR-BBA	(3,339,051)
		12,542,000		—	7/26/41	3 month USD-LIBOR-BBA	3.93625%	3,347,664
		4,616,000		—	7/28/41	3.935%	3 month USD-LIBOR-BBA	(1,230,211)
		8,905,000		—	8/1/21	3 month USD-LIBOR-BBA	3.0625%	827,665
		3,454,000		—	8/2/41	3.8725%	3 month USD-LIBOR-BBA	(873,416)
		5,929,000		—	8/2/21	3.00125%	3 month USD-LIBOR-BBA	(517,085)
		4,144,000		—	8/2/41	3.81625%	3 month USD-LIBOR-BBA	(998,698)
		3,099,000		—	8/3/41	3.754%	3 month USD-LIBOR-BBA	(705,911)
		4,300,000		—	8/4/41	3.718%	3 month USD-LIBOR-BBA	(946,304)
		3,050,000		—	8/4/41	3.711%	3 month USD-LIBOR-BBA	(666,729)
		540,000		—	8/4/41	3 month USD-LIBOR-BBA	3.6225%	107,957
		3,086,000		—	8/5/41	3.593%	3 month USD-LIBOR-BBA	(597,432)
		3,725,000		—	8/5/21	2.722%	3 month USD-LIBOR-BBA	(227,744)
		2,037,000		—	8/9/41	3.48375%	3 month USD-LIBOR-BBA	(346,743)
		1,611,000		—	8/9/41	3 month USD-LIBOR-BBA	3.54%	293,320
		1,524,000		—	8/10/41	3.435%	3 month USD-LIBOR-BBA	(243,610)
		3,350,400		—	8/15/41	3.2475%	3 month USD-LIBOR-BBA	(401,632)
		3,987,000		—	8/15/41	3.365%	3 month USD-LIBOR-BBA	(576,744)
		14,292,200		—	8/16/21	3 month USD-LIBOR-BBA	2.47%	528,052
		2,470,000		—	8/18/21	2.3425%	3 month USD-LIBOR-BBA	(61,800)
		820,000		—	8/24/41	3 month USD-LIBOR-BBA	3.075%	67,892
		63,958,700		(182,815)	5/9/20	3 month USD-LIBOR-BBA	3.15%	6,805,641
		17,843,300		114,009	5/9/41	4.09%	3 month USD-LIBOR-BBA	(5,366,255)
		5,647,000		—	9/1/20	2.225%	3 month USD-LIBOR-BBA	(121,540)
		1,155,000		—	9/1/41	3 month USD-LIBOR-BBA	3.195%	124,187
		3,174,000		—	9/6/21	2.2575%	3 month USD-LIBOR-BBA	(49,636)
		120,539,600		(74,851)	5/20/13	0.71%	3 month USD-LIBOR-BBA	(663,415)
		2,559,000		—	9/13/41	3.023%	3 month USD-LIBOR-BBA	(180,134)
	EUR	16,110,000		—	6/21/13	1 year EUR-EONIA-OIS-COMPOUND	1.632%	370,016
	EUR	5,900,000		—	9/29/21	6 month EUR-EURIBOR-REUTERS	2.54%	8,829
	EUR	14,500,000		—	9/29/13	1.47%	6 month EUR-EURIBOR-REUTERS	11,774
	EUR	29,000,000		—	9/29/21	6 month EUR-EURIBOR-REUTERS	2.54%	43,396
	EUR	27,960,000		—	5/26/13	2.224%	6 month EUR-EURIBOR-REUTERS	(520,252)
	GBP	7,176,000	(E)	—	9/22/31	6 month GBP-LIBOR-BBA	4.06%	13,677
	GBP	3,732,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	(61,426)
	GBP	6,786,000	(E)	—	9/23/31	3.99%	6 month GBP-LIBOR-BBA	33,607
	GBP	6,515,000	(E)	—	8/9/31	4.605%	6 month GBP-LIBOR-BBA	(362,135)
	GBP	6,515,000	(E)	—	8/10/31	4.5175%	6 month GBP-LIBOR-BBA	(305,952)
	KRW	7,311,000,000		—	9/19/16	3.395%	3 month KRW-CD-KSDA-BLOOMBERG	14,290
	KRW	7,177,000,000		—	7/11/16	4.035%	3 month KRW-CD-KSDA-BLOOMBERG	(166,097)
	KRW	4,464,000,000		—	4/21/16	4.12%	3 month KRW-CD-KSDA-BLOOMBERG	(113,596)
	KRW	8,439,767,000		—	8/2/16	3 month KRW-CD-KSDA-BLOOMBERG	3.845%	131,891
	SEK	8,460,000		—	9/9/21	2.65%	3 month SEK-STIBOR-SIDE	(18,193)
	JPMorgan Chase Bank, N.A.
		$73,000,000	(E)	—	3/21/13	1.1685%	3 month USD-LIBOR-BBA	(416,830)
		30,600,000	(E)	—	3/22/13	1.185%	3 month USD-LIBOR-BBA	(179,928)
		34,169,000		—	9/27/13	3 month USD-LIBOR-BBA	0.51375%	(40,420)
		36,270,000		—	9/27/13	3 month USD-LIBOR-BBA	0.5175%	(39,989)
		7,826,000		(262,171)	9/8/41	3 month USD-LIBOR-BBA	4.0275%	1,946,864
		12,229,000		—	7/19/21	3.074%	3 month USD-LIBOR-BBA	(1,162,545)
		9,585,000		—	9/29/21	3 month USD-LIBOR-BBA	2.18%	64,419
		4,050,000		—	9/30/21	3 month USD-LIBOR-BBA	2.203%	35,482
		7,647,000		—	10/3/21	3 month USD-LIBOR-BBA	2.184%	51,388
		1,193,000		—	10/4/41	2.75%	3 month USD-LIBOR-BBA	(13,581)
		15,652,000		—	10/4/13	3 month USD-LIBOR-BBA	0.58%	662
		3,213,000		—	8/4/21	2.76%	3 month USD-LIBOR-BBA	(207,990)
		2,214,000		—	8/8/41	3.466%	3 month USD-LIBOR-BBA	(368,739)
		1,328,000		—	8/8/41	3.4275%	3 month USD-LIBOR-BBA	(210,384)
		1,546,000		—	8/9/41	3.485%	3 month USD-LIBOR-BBA	(263,553)
		2,603,000		—	8/19/41	3.217%	3 month USD-LIBOR-BBA	(294,477)
		62,555,100		(44,668)	8/19/16	3 month USD-LIBOR-BBA	1.19%	(83,145)
		3,564,000		—	8/19/21	3 month USD-LIBOR-BBA	2.296%	73,580
		880,000		—	8/23/41	3 month USD-LIBOR-BBA	3.088%	75,347
		12,740,000		—	8/23/21	3 month USD-LIBOR-BBA	2.243%	196,570
		2,450,000		—	8/30/21	3 month USD-LIBOR-BBA	2.4225%	76,771
		392,000		—	9/2/41	3.187%	3 month USD-LIBOR-BBA	(41,455)
		7,071,000		—	9/2/21	3 month USD-LIBOR-BBA	2.35%	173,236
		9,356,600		(479,526)	8/5/41	3 month USD-LIBOR-BBA	4.555%	3,231,590
		25,661,000		1,608,303	7/26/21	4.46%	3 month USD-LIBOR-BBA	(4,105,168)
		25,661,000		1,611,511	7/26/21	4.525%	3 month USD-LIBOR-BBA	(4,256,115)
		38,491,500		2,435,838	7/27/21	4.745%	3 month USD-LIBOR-BBA	(7,145,596)
		111,200,000		—	5/9/13	0.7475%	3 month USD-LIBOR-BBA	(639,245)
		16,999,000		—	9/14/21	3 month USD-LIBOR-BBA	2.124%	46,256
		21,194,000		—	9/14/21	2.1575%	3 month USD-LIBOR-BBA	(123,071)
		2,514,000		—	9/15/41	2.984%	3 month USD-LIBOR-BBA	(155,923)
		4,935,000		—	9/19/21	3 month USD-LIBOR-BBA	2.266%	75,992
	CAD	7,044,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	14,573
	CAD	11,384,000		—	9/21/21	3 month CAD-BA-CDOR	2.3911%	(23,551)
	CAD	4,790,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	9,910
	CAD	2,631,000		—	9/27/21	3 month CAD-BA-CDOR	2.415%	(949)
	EUR	37,080,000		—	6/13/13	1 year EUR-EONIA-OIS-COMPOUND	1.74%	940,706
	EUR	37,080,000		—	6/13/13	1.9865%	3 month EUR-EURIBOR-REUTERS	(903,447)
	JPY	816,000,000		—	2/22/21	1.36375%	6 month JPY-LIBOR-BBA	(420,322)
	JPY	1,820,030,000		—	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(263,652)
	JPY	1,814,990,000		—	9/16/15	6 month JPY-LIBOR-BBA	0.59125%	166,801
	JPY	424,200,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	174,611
	JPY	570,400,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(117,210)
	JPY	387,000,000		—	9/12/21	1.02375%	6 month JPY-LIBOR-BBA	(5,161)
	MXN	26,419,000		—	9/11/20	6.82%	1 month MXN-TIIE-BANXICO	(15,873)
	MXN	34,163,000		—	9/14/20	6.82%	1 month MXN-TIIE-BANXICO	(20,300)
	MXN	6,670,000		—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	10,925
	MXN	34,260,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	50,789
	MXN	91,248,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	135,272
	MXN	34,260,000		—	8/19/20	1 month MXN-TIIE-BANXICO	6.615%	(14,506)
	MXN	51,780,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	6,666
	UBS, AG
	AUD	8,345,000		—	9/27/21	6 month AUD-BBR-BBSW	4.79%	(20,225)
	AUD	7,457,000		—	9/27/16	4.46%	6 month AUD-BBR-BBSW	5,605
	CHF	38,072,000		—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(522,286)

	Total							$(30,177,952)
(E)	See Total return swap contracts note and/or Interest rate swap contracts note(s)regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/11 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$976,583	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	$(2,585)
	1,291,216	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(1,536)
	6,462,188	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	98,135
	1,878,044	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(4,971)
	1,406,239	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(3,944)
	7,851,813	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	61,235
	6,420,703	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	50,074
	4,628,292	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(12,982)
	1,928,581	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	3,829
	224,972	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,927)
	7,240,000	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(260,242)
	4,329,552	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(12,144)
	5,008,160	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	39,058
	4,293,368	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	8,524
	11,439,971	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(157,712)
	9,421,843	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(11,212)
	19,830,216	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(55,622)
	4,107,013	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(11,520)
	855,673	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(2,265)
	2,774,497	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(7,345)
	2,011,832	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(5,326)
	118,365	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,797
	7,849,361	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(164,681)
Citibank, N.A.
	2,634,966	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(7,391)
	6,061,373	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(17,002)
	4,123,466	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(11,566)
GBP	10,020,000	5/18/13	(3.38%)	GBP Non-revised UK Retail Price Index	189,489
Credit Suisse International
	$2,771,633	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(10,826)
	1,731,821	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(4,858)
	1,287,802	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(17,754)
	3,191,204	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	24,888
Deutsche Bank AG
	3,191,204	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	24,888
Goldman Sachs International
	4,140,000	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	90,790
	3,105,000	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	65,236
	5,369,005	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	88,805

Total					$(42,663)

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/11 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Bank of America, N.A.
	Ford Motor Credit Co., 7%, 10/1/13	Ba2	$—		$1,020,000	3/20/12	285 bp	$7,732
	Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	(23,679)		2,660,000	12/20/19	(100 bp)	421,364
	Ukraine (Government of), 7.65%, 6/11/13	B2	—		795,000	10/20/11	194 bp	4,864
	Deutsche Bank AG
	Federal Republic of Brazil, 12 1/4%, 3/6/30	Baa2	—		700,000	10/20/17	105 bp	(35,796)
	Russian Federation, 7 1/2%, 3/31/30	—	—		187,500	4/20/13	(112 bp)	2,257
	United Mexican States, 7.5%, 4/8/33	Baa1	—		1,095,000	3/20/14	56 bp	(23,451)
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR	405,000	9/20/13	715 bp	42,011
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	375,000	9/20/13	477 bp	14,234
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	375,000	9/20/13	535 bp	19,844
	Goldman Sachs International
	Lighthouse International Co, SA, 8%, 4/30/14	Ca	—	EUR	350,000	3/20/13	680 bp	(334,267)
	JPMorgan Chase Bank, N.A.
	DJ CDX NA HY Series 17 Version 1 Index	B+	354,967		$3,572,000	12/20/16	500 bp	(77,542)
	Republic of Argentina, 8.28%, 12/31/33	B3	—		520,000	6/20/14	235 bp	(90,853)
	Russian Federation, 7 1/2%, 3/31/30	Baa1	—		95,000	9/20/13	276 bp	717
	Morgan Stanley Capital Services, Inc.
	Dominican Republic, 8 5/8%, 4/20/27	—	—		850,000	11/20/11	(170 bp)	(5,668)
	Republic of Venezuela, 9 1/4%, 9/15/27	B2	—		680,000	10/20/12	339 bp	(16,000)

	Total							$(70,554)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2011.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Neuvo Sol
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD / $	United States Dollar
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through September 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $453,614,490.
(b)	The aggregate identified cost on a tax basis is $608,013,991, resulting in gross unrealized appreciation and depreciation of $33,260,274 and $44,697,813, respectively, or net unrealized depreciation of $11,437,539.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $47,887 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $302,049,097 and $266,620,631, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $311,670,636 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.
	IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	84.0%
	Russia	2.8
	Argentina	2.2
	Venezuela	1.2
	Ukraine	0.9
	Indonesia	0.8
	Luxembourg	0.8
	Netherlands	0.7
	Brazil	0.7
	United Kingdom	0.7
	Turkey	0.6
	Germany	0.6
	Philippines	0.5
	Other	3.5

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
	Futures contracts: The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”. The fund had an average number of contracts of approximately 2,500 on futures contracts for the reporting period.
	Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately $645,100,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately $942,600,000 on written options contracts for the reporting period.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $284,400,000 on forward currency contracts for the reporting period.
	Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors/industries, to gain exposure to rates of inflation in specific regions/countries and to hedge inflation in specific regions/countries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $217,400,000 on total return swap contracts for the reporting period.
	Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional amount on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Credit default contracts: The fund enters into credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The fund had an average notional amount of approximately $14,900,000 on credit default swap contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $18,994,299 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $93,034,063 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $89,799,217.
	TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
	Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
	Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer cyclicals	$—	$—	$302
Energy	39,577	—	2,627
Total common stocks	39,577	—	2,929
Asset-backed securities	—	41,874,447	—
Convertible bonds and notes	—	716,079	—
Convertible preferred stocks	—	381,353	—
Corporate bonds and notes	—	151,687,899	9,272
Foreign government and agency bonds and notes	—	41,070,029	—
Mortgage-backed securities	—	112,326,846	—
Preferred stocks	—	414,203	—
Purchased options outstanding	—	36,598,035	—
Senior loans	—	11,125,038	—
U.S. Government and Agency Mortgage Obligations	—	42,559,932	—
U.S. Treasury Obligations	—	3,985,263	—
Warrants	—	426	13,199
Short-term investments	57,036,869	96,735,056	—

Totals by level	$57,076,446	$539,474,606	$25,400

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$3,981,499	$—
Futures contracts	478,127	—	—
Written options	—	(67,665,454)	—
Interest rate swap contracts	—	(41,088,768)	—
Total return swap contracts	—	(42,663)	—
Credit default contracts	—	(401,842)	—

Totals by level	$478,127	$(105,217,228)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$536,702	$938,544
Foreign exchange contracts	7,486,500	3,505,001
Equity contracts	13,625	—
Interest rate contracts	139,055,862	210,776,585

Total	$147,092,689	$215,220,130

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Equity Income Fund

The fund's portfolio
9/30/11 (Unaudited)

COMMON STOCKS (88.6%)(a)
	Shares	Value

Aerospace and defense (2.4%)

Embraer SA ADR (Brazil)	28,800	$730,656

L-3 Communications Holdings, Inc.	18,500	1,146,445

Northrop Grumman Corp.(S)	110,290	5,752,726

		7,629,827
Auto components (1.0%)

Autoliv, Inc. (Sweden)(S)	25,540	1,238,690

TRW Automotive Holdings Corp.(NON)	61,510	2,013,222

		3,251,912
Automobiles (1.8%)

Ford Motor Co.(NON)	274,930	2,658,573

General Motors Co.(NON)	156,540	3,158,977

		5,817,550
Biotechnology (0.2%)

Dendreon Corp.(NON)(S)	65,960	593,640

		593,640
Capital markets (2.9%)

Invesco, Ltd.	30,740	476,777

State Street Corp.	272,520	8,764,243

		9,241,020
Chemicals (1.3%)

Ashland, Inc.(S)	71,250	3,144,975

Cabot Corp.	24,880	616,526

LyondellBasell Industries NV Class A (Netherlands)	20,410	498,616

		4,260,117
Commercial banks (3.9%)

Popular, Inc. (Puerto Rico)(NON)	375,762	563,643

U.S. Bancorp(S)	157,290	3,702,607

Wells Fargo & Co.(S)	347,152	8,373,306

		12,639,556
Commercial services and supplies (1.3%)

Avery Dennison Corp.(S)	131,980	3,310,058

R. R. Donnelley & Sons Co.	58,110	820,513

		4,130,571
Communications equipment (2.9%)

Cisco Systems, Inc.	428,200	6,632,818

Harris Corp.(S)	19,540	667,682

Qualcomm, Inc.	16,880	820,874

Tellabs, Inc.(S)	281,080	1,205,833

		9,327,207
Computers and peripherals (1.5%)

EMC Corp.(NON)	42,506	892,201

SanDisk Corp.(NON)(S)	94,710	3,821,549

		4,713,750
Consumer finance (2.2%)

Discover Financial Services(S)	313,951	7,202,036

		7,202,036
Containers and packaging (0.7%)

Sonoco Products Co.(S)	78,930	2,228,194

		2,228,194
Diversified financial services (0.6%)

Citigroup, Inc.	35,220	902,336

JPMorgan Chase & Co.	32,100	966,852

		1,869,188
Diversified telecommunication services (1.3%)

Verizon Communications, Inc.(S)	113,660	4,182,688

		4,182,688
Electric utilities (2.0%)

Entergy Corp.(S)	5,500	364,595

NV Energy, Inc.	196,230	2,886,543

Pepco Holdings, Inc.(S)	162,741	3,079,060

		6,330,198
Electrical equipment (0.4%)

Hubbell, Inc. Class B	24,580	1,217,693

		1,217,693
Energy equipment and services (0.2%)

National Oilwell Varco, Inc.	13,430	687,885

		687,885
Food and staples retail (1.3%)

CVS Caremark Corp.	120,910	4,060,158

		4,060,158
Health-care equipment and supplies (2.2%)

Baxter International, Inc.	60,720	3,408,821

Covidien PLC (Ireland)	57,552	2,538,043

Medtronic, Inc.	35,750	1,188,330

		7,135,194
Health-care providers and services (3.8%)

Aetna, Inc.	95,450	3,469,608

CIGNA Corp.	104,280	4,373,503

Lincare Holdings, Inc.(S)	93,490	2,103,525

Quest Diagnostics, Inc.(S)	47,500	2,344,600

		12,291,236
Hotels, restaurants, and leisure (0.2%)

Wyndham Worldwide Corp.	17,130	488,376

		488,376
Household durables (0.5%)

Jarden Corp.(S)	56,660	1,601,212

		1,601,212
Household products (2.9%)

Energizer Holdings, Inc.(NON)(S)	25,150	1,670,966

Kimberly-Clark Corp.(S)	109,090	7,746,481

		9,417,447
Independent power producers and energy traders (1.2%)

AES Corp. (The)(NON)	409,520	3,996,915

		3,996,915
Industrial conglomerates (1.3%)

Tyco International, Ltd.	101,765	4,146,924

		4,146,924
Insurance (8.2%)

Aflac, Inc.	32,390	1,132,031

Alterra Capital Holdings, Ltd. (Bermuda)(S)	29,400	557,718

Assurant, Inc.	93,160	3,335,128

Assured Guaranty, Ltd. (Bermuda)(S)	76,020	835,460

Everest Re Group, Ltd.	14,930	1,185,143

Hartford Financial Services Group, Inc. (The)(S)	197,200	3,182,808

MetLife, Inc.(S)	52,040	1,457,640

PartnerRe, Ltd.	36,790	1,923,013

Prudential Financial, Inc.(S)	64,930	3,042,620

Transatlantic Holdings, Inc.	53,551	2,598,295

Validus Holdings, Ltd.	189,793	4,729,642

XL Group PLC	135,869	2,554,337

		26,533,835
Leisure equipment and products (1.3%)

Hasbro, Inc.(S)	46,000	1,500,060

Mattel, Inc.	109,380	2,831,848

		4,331,908
Life sciences tools and services (0.2%)

Thermo Fisher Scientific, Inc.(NON)	11,460	580,334

		580,334
Machinery (1.7%)

Eaton Corp.	7,640	271,220

Ingersoll-Rand PLC(S)	91,060	2,557,875

Parker Hannifin Corp.	31,950	2,017,004

Stanley Black & Decker, Inc.	8,910	437,481

Timken Co.	2,040	66,953

		5,350,533
Media (7.3%)

Comcast Corp. Special Class A(S)	353,300	7,309,777

Interpublic Group of Companies, Inc. (The)(S)	915,590	6,592,248

McGraw-Hill Cos., Inc. (The)(S)	75,010	3,075,410

News Corp. Class A	70,360	1,088,469

Time Warner, Inc.(S)	183,810	5,508,786

		23,574,690
Multi-utilities (0.8%)

Ameren Corp.	88,140	2,623,928

		2,623,928
Office electronics (0.7%)

Xerox Corp.	343,900	2,396,983

		2,396,983
Oil, gas, and consumable fuels (12.4%)

Apache Corp.(S)	30,790	2,470,590

Chevron Corp.(S)	49,740	4,601,945

Exxon Mobil Corp.	35,710	2,593,617

Hess Corp.	68,980	3,618,691

Marathon Petroleum Corp.	76,500	2,070,090

Newfield Exploration Co.(NON)	30,750	1,220,468

Noble Energy, Inc.(S)	14,610	1,034,388

Royal Dutch Shell PLC ADR (United Kingdom)	125,410	7,715,223

Sunoco, Inc.(S)	61,160	1,896,572

Total SA (France)	293,650	12,968,979

Total SA ADR (France)	10	439

		40,191,002
Paper and forest products (1.2%)

International Paper Co.(S)	165,430	3,846,248

		3,846,248
Personal products (1.0%)

Avon Products, Inc.	166,230	3,258,108

		3,258,108
Pharmaceuticals (5.4%)

Johnson & Johnson(S)	20,160	1,284,394

Merck & Co., Inc.	26,070	852,750

Pfizer, Inc.	823,620	14,561,602

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	22,390	833,356

		17,532,102
Professional services (1.3%)

Dun & Bradstreet Corp. (The)(S)	67,440	4,131,374

		4,131,374
Real estate investment trusts (REITs) (1.6%)

Chimera Investment Corp.(R)(S)	387,260	1,072,710

CreXus Investment Corp.(R)	134,391	1,193,392

MFA Financial, Inc.(R)(S)	426,711	2,995,511

		5,261,613
Semiconductors and semiconductor equipment (1.0%)

Applied Materials, Inc.	168,980	1,748,943

Atmel Corp.(NON)	26,930	217,325

Intel Corp.(S)	3,430	73,162

Lam Research Corp.(NON)	33,130	1,258,277

		3,297,707
Software (0.4%)

BMC Software, Inc.(NON)	6,900	266,064

CA, Inc.	47,460	921,199

		1,187,263
Specialty retail (0.4%)

Staples, Inc.	102,990	1,369,767

		1,369,767
Tobacco (2.4%)

Philip Morris International, Inc.	122,430	7,637,183

		7,637,183
Wireless telecommunication services (1.4%)

Telephone and Data Systems, Inc.(S)	39,960	849,150

Vodafone Group PLC ADR (United Kingdom)	139,160	3,569,454

		4,418,604

Total common stocks (cost $278,091,845)		$285,983,676

CONVERTIBLE PREFERRED STOCKS (5.1%)(a)
	Shares	Value

Electric utilities (3.4%)

Great Plains Energy, Inc. $6.00 cv. pfd.	73,065	$4,383,900

PPL Corp. $4.375 cv. pfd.	122,870	6,671,841

		11,055,741
IT Services (0.9%)

Unisys Corp. Ser. A, 6.25% cv. pfd.	48,514	2,765,298

		2,765,298
Road and rail (0.8%)

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.	347,496	2,637,495

		2,637,495

Total convertible preferred stocks (cost $19,169,896)		$16,458,534

CONVERTIBLE BONDS AND NOTES (3.6%)(a)
	Principal amount	Value

Alliance Data Systems Corp. cv. sr. unsec. notes 4 3/4s, 2014	$4,425,000	$9,049,125

MGIC Investment Corp. cv. sr. notes 5s, 2017	2,408,000	1,369,670

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6s, 2029	814,000	1,153,845

Total convertible bonds and notes (cost $8,333,008)		$11,572,640

INVESTMENT COMPANIES (0.7%)(a)
	Shares	Value

Apollo Investment Corp.	148,880	$1,119,578

Ares Capital Corp.	77,160	1,062,493

Total investment Companies (cost $2,652,150)		$2,182,071

SHORT-TERM INVESTMENTS (19.4%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	56,786,459	$56,786,459

Putnam Money Market Liquidity Fund 0.10%(e)	5,844,497	5,844,497

Total short-term investments (cost $62,630,956)		$62,630,956

TOTAL INVESTMENTS

Total investments (cost $370,877,855)(b)		$378,827,877

Key to holding's abbreviations
ADR	American Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through September 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $322,934,118.
(b)	The aggregate identified cost on a tax basis is $375,015,342, resulting in gross unrealized appreciation and depreciation of $37,757,444 and $33,944,909, respectively, or net unrealized appreciation of $3,812,535.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $53,851,730. The fund received cash collateral of $56,786,459 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,533 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $63,620,082 and $59,804,139, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$40,435,415	$—	$—
Consumer staples	24,372,896	—	—
Energy	27,909,908	12,968,979	—
Financials	62,747,248	—	—
Health care	38,132,506	—	—
Industrials	26,606,922	—	—
Information technology	20,922,910	—	—
Materials	10,334,559	—	—
Telecommunication services	8,601,292	—	—
Utilities	12,951,041	—	—
Total common stocks	273,014,697	12,968,979	—
Convertible bonds and notes	—	11,572,640	—
Convertible preferred stocks	—	16,458,534	—
Investment Companies	2,182,071	—	—
Short-term investments	5,844,497	56,786,459	—

Totals by level	$281,041,265	$97,786,612	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

VT George Putnam Balanced Fund

The fund's portfolio
9/30/11 (Unaudited)

COMMON STOCKS (56.7%)(a)
		Shares	Value

Basic materials (1.5%)

Alcoa, Inc.		26,200	$250,734

Dow Chemical Co. (The)		8,400	188,664

E.I. du Pont de Nemours & Co.		20,500	819,385

Nucor Corp.		14,900	471,436

PPG Industries, Inc.		10,300	727,798

Weyerhaeuser Co.(R)		5,516	85,774

			2,543,791
Capital goods (3.6%)

Avery Dennison Corp.		4,800	120,384

Deere & Co.		3,800	245,366

Eaton Corp.		13,500	479,250

Emerson Electric Co.		5,500	227,205

Honeywell International, Inc.		19,500	856,245

Illinois Tool Works, Inc.		12,100	503,360

Ingersoll-Rand PLC		11,300	317,417

KBR, Inc.		4,400	103,972

Lockheed Martin Corp.		3,500	254,240

Northrop Grumman Corp.		12,700	662,432

Parker Hannifin Corp.		8,600	542,918

Raytheon Co.		13,400	547,658

Staples, Inc.		36,400	484,120

United Technologies Corp.		12,700	893,572

			6,238,139
Communication services (4.9%)

AT&T, Inc.		93,500	2,666,620

Comcast Corp. Class A		48,300	1,009,470

DIRECTV Class A(NON)		4,600	194,350

Qualcomm, Inc.		10,700	520,341

Time Warner Cable, Inc.		7,800	488,826

Verizon Communications, Inc.		77,440	2,849,791

Vodafone Group PLC ADR (United Kingdom)		24,600	630,990

			8,360,388
Conglomerates (2.0%)

3M Co.		6,000	430,740

General Electric Co.		137,500	2,095,500

Tyco International, Ltd.		19,800	806,850

			3,333,090
Consumer cyclicals (5.4%)

Bed Bath & Beyond, Inc.(NON)		5,300	303,743

Carnival Corp.		12,500	378,750

Clorox Co. (The)		3,200	212,256

Ford Motor Co.(NON)		17,600	170,192

Home Depot, Inc. (The)		12,300	404,301

Kimberly-Clark Corp.		13,500	958,635

Limited Brands, Inc.		3,300	127,083

Marriott International, Inc. Class A		12,218	332,818

News Corp. Class A		20,300	314,041

Omnicom Group, Inc.		7,200	265,248

Stanley Black & Decker, Inc.		4,300	211,130

Target Corp.		16,200	794,448

Time Warner, Inc.		41,300	1,237,761

TJX Cos., Inc. (The)		22,800	1,264,716

Viacom, Inc. Class B		24,200	937,508

Wal-Mart Stores, Inc.		7,400	384,060

Walt Disney Co. (The)		30,500	919,880

			9,216,570
Consumer staples (5.3%)

Avon Products, Inc.		15,000	294,000

Coca-Cola Co. (The)		6,400	432,384

Colgate-Palmolive Co.		4,000	354,720

CVS Caremark Corp.		33,100	1,111,498

General Mills, Inc.		11,200	430,864

Hertz Global Holdings, Inc.(NON)		27,200	242,080

Kellogg Co.		7,100	377,649

Kraft Foods, Inc. Class A		19,602	658,235

Lorillard, Inc.		2,700	298,890

Newell Rubbermaid, Inc.		32,700	388,149

PepsiCo, Inc.		6,000	371,400

Philip Morris International, Inc.		30,680	1,913,818

Procter & Gamble Co. (The)		31,500	1,990,170

SYSCO Corp.		8,700	225,330

			9,089,187
Energy (6.5%)

Anadarko Petroleum Corp.		3,300	208,065

Apache Corp.		1,300	104,312

Chevron Corp.		29,000	2,683,080

ConocoPhillips		8,400	531,888

Devon Energy Corp.		9,000	498,960

Exxon Mobil Corp.		44,000	3,195,720

Hess Corp.		6,700	351,482

National Oilwell Varco, Inc.		4,600	235,612

Newfield Exploration Co.(NON)		10,300	408,807

Noble Corp. (Switzerland)(NON)		13,400	393,290

Occidental Petroleum Corp.		13,900	993,850

Schlumberger, Ltd.		7,776	464,460

Total SA ADR (France)		22,100	969,527

Valero Energy Corp.		10,700	190,246

			11,229,299
Financials (10.5%)

ACE, Ltd.		1,900	115,140

Aflac, Inc.		10,800	377,460

Allstate Corp. (The)		28,100	665,689

American Express Co.		14,800	664,520

Bank of America Corp.		15,502	94,872

Bank of New York Mellon Corp. (The)		40,600	754,754

BB&T Corp.		12,700	270,891

Chubb Corp. (The)		11,100	665,889

Citigroup, Inc.		36,150	926,163

Comerica, Inc.		7,800	179,166

CreXus Investment Corp.(R)		15,500	137,640

Equity Residential Trust(R)		4,552	236,112

Fifth Third Bancorp		30,200	305,020

Goldman Sachs Group, Inc. (The)		13,380	1,265,079

JPMorgan Chase & Co.		87,000	2,620,440

Marsh & McLennan Cos., Inc.		29,800	790,892

MetLife, Inc.		12,900	361,329

Morgan Stanley		20,850	281,475

PNC Financial Services Group, Inc.		4,500	216,855

Progressive Corp. (The)		35,800	635,808

ProLogis, Inc.(R)		8,772	212,721

Prudential Financial, Inc.		26,800	1,255,848

RenaissanceRe Holdings, Ltd.		2,600	165,880

Simon Property Group, Inc.(R)		1,841	202,473

State Street Corp.		35,400	1,138,464

SunTrust Banks, Inc.		5,800	104,110

Travelers Cos., Inc. (The)		16,300	794,299

U.S. Bancorp		49,100	1,155,814

Wells Fargo & Co.		62,000	1,495,440

			18,090,243
Health care (9.9%)

Abbott Laboratories		5,600	286,384

Aetna, Inc.		24,900	905,115

Baxter International, Inc.		24,700	1,386,658

Bristol-Myers Squibb Co.		18,800	589,944

Celgene Corp.(NON)		8,700	538,704

CIGNA Corp.		7,800	327,132

Covidien PLC (Ireland)		17,625	777,263

Johnson & Johnson		47,400	3,019,854

McKesson Corp.		2,300	167,210

Medtronic, Inc.		15,700	521,868

Merck & Co., Inc.		48,900	1,599,519

Novartis AG ADR (Switzerland)		12,000	669,240

Pfizer, Inc.		163,648	2,893,297

Quest Diagnostics, Inc.		17,800	878,608

St. Jude Medical, Inc.		18,000	651,420

Stryker Corp.		13,800	650,394

Teva Pharmaceutical Industries, Ltd. ADR (Israel)		8,400	312,648

Thermo Fisher Scientific, Inc.(NON)		17,200	871,008

			17,046,266
Technology (3.9%)

Adobe Systems, Inc.(NON)		13,800	333,546

Apple, Inc.(NON)		600	228,708

Cisco Systems, Inc.		68,900	1,067,261

EMC Corp.(NON)		36,100	757,739

Hewlett-Packard Co.		30,000	673,500

IBM Corp.		3,600	630,108

Intel Corp.		32,600	695,358

Juniper Networks, Inc.(NON)		17,600	303,776

KLA-Tencor Corp.		6,300	241,164

Microsoft Corp.		29,000	721,810

Oracle Corp.		10,100	290,274

SanDisk Corp.(NON)		8,700	351,045

Texas Instruments, Inc.		8,700	231,855

Yahoo!, Inc.(NON)		13,900	182,924

			6,709,068
Transportation (0.3%)

FedEx Corp.		1,900	128,592

United Parcel Service, Inc. Class B		5,900	372,585

			501,177
Utilities and power (2.9%)

Ameren Corp.		25,900	771,043

American Electric Power Co., Inc.		17,000	646,340

Dominion Resources, Inc.		5,000	253,850

Duke Energy Corp.		9,400	187,906

Edison International		21,800	833,850

Entergy Corp.		14,620	969,160

Exelon Corp.		3,200	136,352

NextEra Energy, Inc.		6,200	334,924

PG&E Corp.		20,040	847,892

			4,981,317

Total common stocks (cost $89,716,985)			$97,338,535

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (10.9%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.5%)

Government National Mortgage Association Pass-Through Certificates
4 1/2s, May 20, 2041		$2,967,509	$3,226,586
4s, February 20, 2041		980,724	1,050,448

			4,277,034
U.S. Government Agency Mortgage Obligations (8.4%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, January 1, 2041		919,345	944,915

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, October 1, 2041		4,000,000	4,387,812
5 1/2s, with due dates from July 1, 2033 to November 1, 2038		1,889,254	2,055,443
5s, August 1, 2033		712,292	768,385
4 1/2s, TBA, October 1, 2041		5,000,000	5,304,688
3 1/2s, with due dates from December 1, 2040 to March 1, 2041		966,138	993,613

			14,454,856

Total U.S. government and agency mortgage obligations (cost $18,277,588)			$18,731,890

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.2%)(a)
		Principal amount	Value

Wells Fargo & Co.
3s, FDIC guaranteed notes, December 9, 2011		$132,000	$132,669
2 1/8s, FDIC guaranteed notes, June 15, 2012		168,000	170,072

Total U.S. Government Agency Obligations (cost $300,673)			$302,741

U.S. TREASURY OBLIGATIONS (6.2%)(a)
		Principal amount	Value

U.S. Treasury Bonds
4 1/2s, February 15, 2036		$100,000	$129,474
4 3/8s, May 15, 2041		600,000	774,958

U.S. Treasury Notes
3 1/8s, April 30, 2013		5,000,000	5,226,660
2s, January 31, 2016		50,000	52,574
1 1/2s, July 31, 2016		1,870,000	1,920,475
1 3/8s, May 15, 2013		1,600,000	1,628,594
1s, August 31, 2016		500,000	501,270
0 3/8s, August 31, 2012		400,000	400,750

Total U.S. treasury Obligations (cost $10,560,485)			$10,634,755

CORPORATE BONDS AND NOTES (17.2%)(a)
		Principal amount	Value

Basic materials (1.0%)

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019		$45,000	$56,644

ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)		235,000	267,720

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019		230,000	294,621

Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes 8 3/8s, 2017 (Indonesia)		209,000	223,891

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029		135,000	156,114

International Paper Co. sr. unsec. notes 9 3/8s, 2019		144,000	177,507

International Paper Co. sr. unsec. notes 8.7s, 2038		10,000	12,618

International Paper Co. sr. unsec. notes 7.95s, 2018		35,000	40,426

International Paper Co. sr. unsec. unsub. notes 7.3s, 2039		15,000	16,855

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)		40,000	53,831

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 5.2s, 2040 (Australia)		130,000	139,810

Sealed Air Corp. sr. notes 7 7/8s, 2017		95,000	99,937

Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)		6,000	7,455

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)		7,000	8,229

Teck Resources Limited sr. notes 9 3/4s, 2014 (Canada)		2,000	2,370

Teck Resources Limited sr. unsec. unsub. notes 7s, 2012 (Canada)		5,000	5,240

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018		30,000	33,216

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096		45,000	53,616

Xstrata Finance Canada, Ltd. 144A company guaranty 5.8s, 2016 (Canada)		95,000	104,450

			1,754,550
Capital goods (0.4%)

Allied Waste North America, Inc. company guaranty sr. unsec. notes 6 7/8s, 2017		250,000	267,188

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		104,000	131,199

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038		125,000	157,138

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019		40,000	45,661

United Technologies Corp. sr. unsec. notes 5.7s, 2040		15,000	18,288

			619,474
Communication services (1.6%)

American Tower Corp. sr. unsec. notes 7 1/4s, 2019		120,000	137,909

American Tower Corp. sr. unsec. unsub. notes 4 5/8s, 2015		85,000	90,128

AT&T, Inc. sr. unsec. bonds 6.55s, 2039		40,000	47,371

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018		75,000	86,571

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030		157,000	210,804

CenturyLink, Inc. sr. unsec. debs. bonds Ser. G, 6 7/8s, 2028		110,000	95,243

CenturyLink, Inc. sr. unsec. unsub. notes Ser. P, 7.6s, 2039		50,000	44,976

Comcast Cable Communications company guaranty sr. unsub. notes 8 7/8s, 2017		105,000	134,089

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037		20,000	23,975

Cox Communications, Inc. 144A notes 5 7/8s, 2016		34,000	39,066

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020		105,000	109,282

France Telecom notes 8 1/2s, 2031 (France)		70,000	96,943

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)		10,000	12,872

NBC Universal Media, LLC sr. unsec. unsub. notes 5.15s, 2020(FWC)		45,000	49,346

NBC Universal Media, LLC sr. unsec. unsub. notes 6.4s, 2040(FWC)		55,000	64,122

Qwest Corp. notes 6 3/4s, 2021		68,000	66,219

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)		10,000	14,534

Rogers Communications, Inc. sec. notes 6 3/8s, 2014 (Canada)		27,000	29,970

SBA Tower Trust 144A company guaranty asset backed notes 5.101s, 2017		175,000	189,669

TCI Communications, Inc. company guaranty 7 7/8s, 2026		305,000	393,763

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.175s, 2014 (Italy)		45,000	44,782

Telefonica Emisions SAU company guaranty sr. unsec. unsub. notes 6.221s, 2017 (Spain)		125,000	126,324

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038		90,000	106,137

Time Warner Cable, Inc. company guaranty sr. unsec. notes 7 1/2s, 2014		25,000	28,301

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039		60,000	68,623

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2041		50,000	48,564

Verizon Communications, Inc. sr. unsec. unsub. notes 8 3/4s, 2018		60,000	80,820

Verizon New Jersey, Inc. debs. 8s, 2022		110,000	139,846

Verizon Pennsylvania, Inc. debs. 8.35s, 2030		135,000	184,207

Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013		50,000	52,257

			2,816,713
Consumer cyclicals (0.9%)

Advance Auto Parts, Inc. company guaranty sr. unsec. notes 5 3/4s, 2020		65,000	72,297

CBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2030		110,000	138,869

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020		65,000	71,016

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040		60,000	66,824

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2019		120,000	135,012

Expedia, Inc. company guaranty sr. unsec. notes 7.456s, 2018		70,000	77,700

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020		80,000	80,387

Expedia, Inc. 144A company guaranty sr. notes 8 1/2s, 2016		115,000	125,925

FUEL Trust 144A company guaranty asset backed notes 4.207s, 2016		200,000	199,256

Grupo Televisa, S.A.B sr. unsec. bonds 6 5/8s, 2040 (Mexico)		90,000	94,950

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016		125,000	117,500

News America Holdings, Inc. company guaranty 7 3/4s, 2024		135,000	167,668

Owens Corning company guaranty sr. unsec. notes 9s, 2019		48,000	56,640

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023		20,000	25,609

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032		45,000	57,102

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021		10,000	10,514

Time Warner, Inc. debs. 9.15s, 2023		85,000	116,565

			1,613,834
Consumer staples (1.2%)

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018		60,000	79,511

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019		85,000	111,418

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039		25,000	37,746

Beam, Inc. sr. unsec. unsub. notes 3s, 2012		130,000	131,223

Campbell Soup Co. debs. 8 7/8s, 2021		110,000	159,663

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017		41,000	43,050

CVS Caremark Corp. jr. unsec. sub. bonds FRB 6.302s, 2037		272,000	263,160

CVS Pass-Through Trust 144A company guaranty notes 7.507s, 2032		169,605	199,871

CVS Pass-Through Trust 144A pass-through certificates 6.117s, 2013		21,065	22,006

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037		125,000	151,106

Diago Investment Corp. company guaranty 8s, 2022 (Canada)		230,000	307,539

General Mills, Inc. sr. unsec. notes 5.65s, 2019		20,000	23,739

H.J. Heinz Finance Co. 144A company guaranty 7 1/8s, 2039		55,000	76,667

Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040		5,000	6,129

Kroger Co. company guaranty 6 3/4s, 2012		60,000	61,858

Kroger Co. company guaranty 6.4s, 2017		55,000	65,214

McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038		75,000	100,851

McDonald's Corp. sr. unsec. notes 5.7s, 2039		90,000	113,702

Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011		45,000	45,000

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)		100,000	113,178

			2,112,631
Energy (1.0%)

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031		150,000	177,633

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4.742s, 2021 (United Kingdom)		100,000	109,751

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)		30,000	32,494

Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013		140,000	146,650

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020		55,000	58,694

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020		30,000	32,850

Ente Nazionale Idrocarburi (ENI) SpA 144A sr. unsec. notes 4.15s, 2020 (Italy)		130,000	130,698

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019		30,000	35,512

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031		55,000	67,635

Marathon Petroleum Corp. 144A sr. unsec. notes 6 1/2s, 2041		25,000	26,970

Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012		50,000	51,865

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040		15,000	18,960

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016		90,000	90,900

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041		60,000	68,621

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 3/4s, 2041 (Brazil)		35,000	36,225

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)		130,000	131,430

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)		70,000	69,440

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040		120,000	153,660

Spectra Energy Partners LP sr. unsec. notes 4.6s, 2021		40,000	41,135

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)		70,000	81,779

Weatherford Bermuda company guaranty sr. unsec. notes 9 5/8s, 2019		45,000	58,141

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037		30,000	32,417

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.35s, 2017		35,000	39,533

Weatherford International, Ltd. sr. notes 5 1/2s, 2016 (Switzerland)		65,000	70,794

			1,763,787
Financials (7.2%)

Aflac, Inc. sr. unsec. notes 6.9s, 2039		80,000	82,108

Aflac, Inc. sr. unsec. notes 6.45s, 2040		55,000	54,638

American Express Co. sr. unsec. notes 8 1/8s, 2019		150,000	189,317

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058		45,000	39,713

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018		105,000	104,287

AON Corp. jr. unsec. sub. notes 8.205s, 2027		200,000	232,636

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034		80,000	85,773

Bank Nederlandse Gemeenten 144A bonds 1 3/4s, 2015 (Netherlands)		2,000,000	2,025,818

BankAmerica Capital III bank guaranteed jr. unsec. FRN 0.819s, 2027		288,000	178,585

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)		120,000	126,970

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)		280,000	257,009

Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017		205,000	232,684

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018		44,000	51,867

Bosphorus Financial Services, Ltd. 144A sr. notes FRN 2.086s, 2012		49,875	49,742

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)		160,000	162,337

Capital One Capital III company guaranty 7.686s, 2036		41,000	40,078

Capital One Capital V company guaranty jr. unsec. sub. notes 10 1/4s, 2039		145,000	147,175

Citigroup, Inc. sub. notes 5s, 2014		205,000	201,056

Citigroup, Inc. unsec. sub. notes 6 1/8s, 2036		100,000	84,591

Citigroup, Inc. unsec. sub. notes 5 5/8s, 2012		50,000	50,913

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021		35,000	35,317

CNA Financial Corp. unsec. notes 6 1/2s, 2016		65,000	69,829

Commonwealth Bank of Australia 144A sr. unsec. notes 3 3/4s, 2014 (Australia)		185,000	193,287

Credit Suisse Guernsey sr. unsec. notes 5.3s, 2019		100,000	101,030

Credit Suisse Guernsey, Ltd. jr. unsec. sub. notes FRN 5.86s, 2017 (United Kingdom)		106,000	83,210

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)		95,000	100,637

Deutsche Bank AG/London sr. unsec. notes 3 7/8s, 2014 (United Kingdom)		95,000	96,957

Deutsche Bank Capital Funding Trust VII 144A jr. unsec. sub. bonds FRB 5.628s, perpetual maturity.		80,000	53,600

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)		15,000	16,125

Erac USA Finance Co. 144A sr. notes 4 1/2s, 2021		120,000	121,061

Fleet Capital Trust V bank guaranteed jr. sub. FRN 1.35s, 2028		279,000	168,293

GATX Financial Corp. notes 5.8s, 2016		80,000	89,337

GE Capital Trust I unsec. sub. bonds FRB 6 3/8s, 2067		215,000	207,206

General Electric Capital Corp. sr. unsec. notes 6.15s, 2037		145,000	154,983

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021		220,000	189,602

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019		210,000	230,736

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040		245,000	229,438

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)		135,000	87,254

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)		135,000	142,391

HSBC Finance Capital Trust IX FRN 5.911s, 2035		300,000	249,000

HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United Kingdom)		170,000	166,859

ING Bank NV 144A sr. unsec. notes FRN 1.397s, 2013 (Netherlands)		240,000	238,367

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019		45,000	39,150

JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036		18,000	17,956

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub. notes FRN 1.286s, 2047		488,000	327,683

JPMorgan Chase Capital XXV bonds Ser. Y, 6.8s, 2037		241,000	241,876

Liberty Mutual Group, Inc. 144A company guaranty jr. sub. notes FRB 10 3/4s, 2058		90,000	107,100

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097		300,000	283,500

Lloyds TSB Bank PLC bank guaranty sr. unsec. unsub. notes 6 3/8s, 2021 (United Kingdom)		20,000	19,719

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)		315,000	267,679

Loews Corp. notes 5 1/4s, 2016		35,000	38,059

Macquarie Bank Ltd. 144A unsec. sub. notes 6 5/8s, 2021 (Australia)		160,000	150,314

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039		130,000	195,748

Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038		295,000	274,101

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037		300,000	295,500

Nationwide Financial Services notes 5 5/8s, 2015		50,000	53,142

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031		60,000	65,289

Nordea Bank AB 144A jr. unsec. sub. notes FRN 5.424s, 2015 (Sweden)		100,000	93,000

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)		200,000	170,900

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033		56,000	58,314

OneBeacon US Holdings, Inc. company guaranty sr. unsec. notes 5 7/8s, 2013		16,000	16,399

Pacific LifeCorp 144A sr. notes 6s, 2020		30,000	32,068

Progressive Corp. (The) jr. unsec. sub. notes FRN 6.7s, 2037		305,000	302,713

Prudential Financial, Inc. sr. notes 7 3/8s, 2019		50,000	58,590

Prudential Financial, Inc. sr. notes 6.2s, 2015		50,000	54,881

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040		35,000	37,822

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)		100,000	95,498

Simon Property Group LP sr. unsec. unsub. notes 10.35s, 2019(R)		27,000	36,116

Simon Property Group LP sr. unsec. unsub. notes 5.65s, 2020(R)		63,000	69,453

Standard Chartered Bank 144A unsec. sub. notes 6.4s, 2017 (United Kingdom)		110,000	115,512

State Street Capital Trust IV company guaranty jr. unsec. sub. bonds FRB 1.347s, 2037		270,000	189,440

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)		40,000	44,891

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes 5.6s, 2019		70,000	75,560

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039		110,000	134,798

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017(R)		60,000	62,504

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015(R)		85,000	88,142

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017		295,000	326,895

WEA Finance LLC/ WT Finance Aust. Pty. Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2019		165,000	183,343

Westpac Capital Trust III 144A unsec. sub. notes FRN 5.819s, perpetual maturity (Australia)		140,000	136,353

Willis Group Holdings Ltd. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021 (United Kingdom)		110,000	114,816

			12,296,640
Government (0.4%)

International Bank for Reconstruction & Development unsec. unsub. bonds 7 5/8s, 2023	USD	500,000	743,191

			743,191
Health care (0.2%)

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037		$48,000	61,440

Coventry Health Care, Inc. sr. unsec. notes 5.45s, 2021		70,000	75,234

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037		50,000	62,749

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020		17,000	18,155

UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036		30,000	34,765

WellPoint, Inc. notes 7s, 2019		90,000	111,207

			363,550
Technology (0.3%)

Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018		43,000	46,446

Dell, Inc. sr. unsec. notes 5 7/8s, 2019		210,000	239,153

KLA-Tencor Corp. sr. unsec. notes 6.9s, 2018		145,000	165,684

Xerox Corp. sr. unsec. notes 4 1/2s, 2021		60,000	60,007

			511,290
Transportation (0.4%)

American Airlines 2011-2 Class A Pass Through Trust company guaranty secured airplanes 8 5/8s, 2021		50,000	49,625

Burlington Northern Santa Fe, LLC sr. unsec. notes 4.7s, 2019		21,000	23,394

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040		40,000	46,698

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041		85,000	95,181

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018		15,725	16,040

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017		70,890	70,890

Norfolk Southern Corp. sr. unsec. notes 6s, 2111		60,000	71,204

Northwest Airlines Corp. pass-through certificates Ser. 00-1, 7.15s, 2019		179,542	179,542

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022		101,504	106,198

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014		20,000	22,060

			680,832
Utilities and power (2.5%)

AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013		60,000	63,235

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035		55,000	62,360

Atmos Energy Corp. sr. unsub. notes 6.35s, 2017		185,000	220,433

Beaver Valley Funding Corp. sr. bonds 9s, 2017		86,000	92,296

Boardwalk Pipelines LP company guaranty 5 7/8s, 2016		120,000	134,394

Bruce Mansfield Unit pass-through certificates 6.85s, 2034		314,183	336,175

Commonwealth Edison Co. 1st mtge. 6.15s, 2017		30,000	35,066

Consolidated Natural Gas Co. sr. notes Ser. A, 5s, 2014		70,000	76,912

Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B, 2.669s, 2066		248,000	220,720

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017		90,000	106,460

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)		100,000	79,249

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032		75,000	98,635

Electricite de France 144A notes 6.95s, 2039 (France)		100,000	124,506

Electricite de France 144A sr. notes 5.6s, 2040 (France)		40,000	42,976

Electricite de France 144A sr. notes 4.6s, 2020 (France)		120,000	125,665

Energy Transfer Partners LP sr. unsec. unsub. notes 6.05s, 2041		130,000	121,526

Energy Transfer Partners LP sr. unsec. unsub. notes 4.65s, 2021		45,000	42,716

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 5.95s, 2041		65,000	69,715

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 3.2s, 2016		95,000	97,141

FirstEnergy Corp. notes Ser. B, 6.45s, 2011		27,000	27,147

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036		30,000	32,271

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016		10,000	10,275

ITC Holdings Corp. 144A notes 5 7/8s, 2016		36,000	40,764

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018		40,000	45,667

Kansas Gas & Electric Co. bonds 5.647s, 2021		45,786	47,658

KCP&L Greater Missouri Operations Co. sr. unsec. unsub. notes 11 7/8s, 2012		110,000	118,302

MidAmerican Funding, LLC sr. sec. bonds 6.927s, 2029		10,000	12,654

Nevada Power Co. mtge. sec. notes 7 1/8s, 2019		45,000	56,348

NiSource Finance Corp. company guaranty sr. unsec. notes 10 3/4s, 2016		55,000	71,311

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038		45,000	55,986

Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037		30,000	34,760

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016		37,000	42,362

Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012		55,120	55,174

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)		210,000	223,684

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067		99,000	98,505

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018		80,000	90,375

Spectra Energy Capital, LLC sr. notes 8s, 2019		110,000	137,871

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017		15,000	17,369

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019		160,000	211,231

Trans-Canada Pipelines, Ltd. jr. unsec. sub. notes FRN 6.35s, 2067 (Canada)		150,000	149,356

Union Electric Co. 1st mtge. sr. sec. bonds 6.7s, 2019		125,000	153,999

Wisconsin Energy Corp. jr. unsec. sub. notes FRN 6 1/4s, 2067		300,000	299,625

			4,182,874

Total corporate bonds and notes (cost $28,072,107)			$29,459,366

CONVERTIBLE PREFERRED STOCKS (1.6%)(a)
		Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.		14,503	$748,717

General Motors Co. Ser. B, $2.375 cv. pfd.		13,105	457,856

Hartford Financial Services Group, Inc. (The) $1.182 cv. pfd.		14,045	267,557

MetLife, Inc. $3.75 cv. pfd.		7,600	429,856

PPL Corp. $4.75 cv. pfd.		8,707	481,758

PPL Corp. $4.375 cv. pfd.		6,662	361,747

Total convertible preferred stocks (cost $3,169,349)			$2,747,491

INVESTMENT COMPANIES (0.8%)(a)
		Shares	Value

Utilities Select Sector SPDR Fund		39,600	$1,332,144

Total investment Companies (cost $1,024,889)			$1,332,144

MORTGAGE-BACKED SECURITIES (0.7%)(a)
		Principal amount	Value

CS First Boston Mortgage Securities Corp. Ser. 04-C1, Class B, 4.855s, 2037		$250,000	$251,554

Federal Home Loan Mortgage Corp.
Ser. T-56, Class A, IO, 0.524s, 2043		945,133	17,131
Ser. T-56, Class 3, IO, 0.472s, 2043		660,014	309
Ser. T-56, Class 1, IO, 0.292s, 2043		875,926	547
Ser. T-56, Class 2, IO, 0.121s, 2043		784,939	736

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G, 6.974s, 2036		25,525	22,207

GS Mortgage Securities Corp. II 144A Ser. 98-C1, Class F, 6s, 2030		124,556	124,867

JPMorgan Chase Commercial Mortgage Securities Corp. FRB Ser. 07-LD12, Class A3, 6.184s, 2051		88,000	93,359

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031		90,000	85,500
Ser. 99-C1, Class G, 6.41s, 2031		97,000	85,360
Ser. 98-C4, Class H, 5.6s, 2035		143,000	153,259

Morgan Stanley Capital I
FRB Ser. 07-HQ12, Class A2, 5.774s, 2049		240,254	244,525
FRB Ser. 07-HQ12, Class A2FL, 0.479s, 2049		110,607	96,770

PNC Mortgage Acceptance Corp. 144A Ser. 00-C1, Class J, 6 5/8s, 2033		146,000	5,840

Structured Adjustable Rate Mortgage Loan Trust 144A Ser. 04-NP2, Class A, 0.585s, 2034		53,912	40,434

Total mortgage-backed securities (cost $1,201,338)			$1,222,398

MUNICIPAL BONDS AND NOTES (0.2%)(a)
		Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34		$30,000	$36,148

IL State G.O. Bonds
4.421s, 1/1/15		65,000	67,807
4.071s, 1/1/14		185,000	190,876

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49		55,000	69,781

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40		40,000	45,138

Total municipal bonds and notes (cost $375,210)			$409,750

ASSET-BACKED SECURITIES (0.1%)(a)
		Principal amount	Value

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)		$14,822	$1

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.979s, 2032		63,124	25,250

Oakwood Mortgage Investors, Inc. Ser. 00-A, Class A3, 7.945s, 2022		131,285	102,778

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038		195,626	23,475

Total asset-backed securities (cost $211,383)			$151,504

FOREIGN GOVERNMENT BONDS AND NOTES (0.0%)(a)
		Principal amount	Value

Hungary (Republic of) sr. unsec. unsub. notes 7 5/8s, 2041		$34,000	$32,929

Total foreign government bonds and notes (cost $35,496)			$32,929

SHORT-TERM INVESTMENTS (10.9%)(a)
		Shares	Value

Putnam Money Market Liquidity Fund 0.10%(e)		18,763,434	$18,763,434

Total short-term investments (cost $18,763,434)			$18,763,434

TOTAL INVESTMENTS

Total investments (cost $171,708,937)(b)			$181,126,937

Key to holding's abbreviations
ADR	American Depository Receipts
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through September 30, 2011 reporting period).
(a)	Percentages indicated are based on net assets of $171,744,520
(b)	The aggregate identified cost on a tax basis is $172,872,313, resulting in gross unrealized appreciation and depreciation of $18,083,307 and $9,828,683, respectively, or net unrealized appreciation of $8,254,624.
(NON)	Non-income-producing security.
(FWC)	Forward commitment, in part or in entirety.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $15,039 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $88,647,860 and $85,942,310, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $9,712,188 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
The rates shown FRB and FRN are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	17.3%
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$2,543,791	$—	$—
Capital goods	6,238,139	—	—
Communication services	8,360,388	—	—
Conglomerates	3,333,090	—	—
Consumer cyclicals	9,216,570	—	—
Consumer staples	9,089,187	—	—
Energy	11,229,299	—	—
Financials	18,090,243	—	—
Health care	17,046,266	—	—
Technology	6,709,068	—	—
Transportation	501,177	—	—
Utilities and power	4,981,317	—	—
Total common stocks	97,338,535	—	—
Asset-backed securities	$—	$151,504	$—
Convertible preferred stocks	—	2,747,491	—
Corporate bonds and notes	—	29,459,366	—
Foreign government bonds and notes	—	32,929	—
Investment Companies	1,332,144	—	—
Mortgage-backed securities	—	1,222,398	—
Municipal bonds and notes	—	409,750	—
U.S. Government Agency Obligations	—	302,741	—
U.S. Government and Agency Mortgage Obligations	—	18,731,890	—
U.S. Treasury Obligations	—	10,634,755	—
Short-term investments	18,763,434	—	—

Totals by level	$117,434,113	$63,692,824	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Asset Allocation Fund

The fund's portfolio
9/30/11 (Unaudited)

COMMON STOCKS (44.1%)(a)
			Shares	Value

Basic materials (2.5%)

Agrium, Inc. (Canada)			123	$8,199

Albemarle Corp.(S)			5,200	210,080

Andersons, Inc. (The)(S)			2,119	71,326

Archer Daniels-Midland Co.			340	8,435

Arkema (France)			568	33,041

BASF SE (Germany)			3,006	182,696

BBMG Corp. (China)			61,000	45,097

BHP Billiton, Ltd. (Australia)			5,189	172,841

Black Earth Farming, Ltd. SDR (Sweden)(NON)			606	1,521

Boise, Inc.			6,671	34,489

Cambrex Corp.(NON)			3,771	19,006

Carillion PLC (United Kingdom)			12,299	63,572

CF Industries Holdings, Inc.			71	8,761

China Agri-Industries Holdings, Ltd. (China)			5,000	3,071

China BlueChemical, Ltd. (China)			6,000	4,587

China Shanshui Cement Group, Ltd. (China)			25,000	16,464

Compagnie de Saint-Gobain (France)			612	23,414

Cresud S.A.C.I.F. y A. ADR (Argentina)			247	2,673

Cytec Industries, Inc.			3,500	122,990

Domtar Corp. (Canada)(S)			1,500	102,255

First Quantum Minerals, Ltd. (Canada)			880	11,759

Fletcher Building, Ltd. (New Zealand)			9,581	55,742

Fortescue Metals Group, Ltd. (Australia)			8,232	34,212

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			14,500	441,525

Georgia Gulf Corp.(NON)			748	10,345

Gold Resource Corp.(S)			1,115	18,565

Golden Agri-Resources, Ltd. (Singapore)			12,000	5,517

GrainCorp, Ltd. (Australia)			716	4,936

Incitec Pivot, Ltd. (Australia)			2,057	6,393

Innophos Holdings, Inc.			1,796	71,607

Innospec, Inc.(NON)			988	23,919

International Flavors & Fragrances, Inc.			4,600	258,612

Intrepid Potash, Inc.(NON)			177	4,402

JSR Corp. (Japan)			2,700	46,439

K&S AG (Germany)			442	23,279

KapStone Paper and Packaging Corp.(NON)			3,552	49,337

Koninklijke DSM NV (Netherlands)			1,831	79,739

Koppers Holdings, Inc.			1,217	31,167

KWS Saat AG (Germany)			13	2,417

L.B. Foster Co. Class A			596	13,249

Lanxess AG (Germany)			633	30,479

Layne Christensen Co.(NON)			1,596	36,868

MeadWestvaco Corp.			9,542	234,352

Minerals Technologies, Inc.			502	24,734

Monsanto Co.			5,251	315,270

Mosaic Co. (The)			131	6,415

NewMarket Corp.			217	32,956

Nitto Denko Corp. (Japan)			4,800	189,198

Nufarm, Ltd. (Australia)(NON)			1,026	4,180

OM Group, Inc.(NON)(S)			2,366	61,445

Petronas Chemicals Group Bhd (Malaysia)			11,100	19,149

PolyOne Corp.			3,658	39,177

Potash Corp. of Saskatchewan, Inc. (Canada)			600	26,149

Potash Corp. of Saskatchewan, Inc. (Canada)			366	15,819

PPG Industries, Inc.(S)			5,500	388,630

PT Astra Agro Lestari Tbk (Indonesia)			1,500	3,245

Rare Element Resources, Ltd. (Canada)(NON)(S)			2,861	14,534

Rio Tinto PLC (United Kingdom)			4,700	207,954

Rio Tinto, Ltd. (Australia)			5,459	320,420

Sealed Air Corp.			5,700	95,190

Sinofert Holdings, Ltd. (China)			8,000	2,041

SLC Agricola SA (Brazil)			272	2,260

Sociedad Quimica y Minera de Chile SA ADR (Chile)			212	10,136

Syngenta AG (Switzerland)(NON)			1,002	259,864

Taiwan Fertilizer Co., Ltd. (Taiwan)			2,000	4,843

Uralkali (Russia)			4,885	33,764

Vale Fertilizantes SA (Preference) (Brazil)			634	8,185

Vallourec SA (France)			167	9,588

Vilmorin & Cie (France)			29	2,837

Viterra, Inc. (Canada)			597	5,896

voestalpine AG (Austria)			3,001	87,127

W.R. Grace & Co.(NON)			3,193	106,327

Weyerhaeuser Co.(R)			8,300	129,065

Wilmar International, Ltd. (Singapore)			2,000	7,941

Xstrata PLC (United Kingdom)			4,404	55,333

Yara International ASA (Norway)			198	7,580

Zijin Mining Group Co., Ltd. (China)			72,000	20,421

				5,147,051
Capital goods (3.0%)

ABB, Ltd. (Switzerland)(NON)			12,885	220,289

AGCO Corp.(NON)			298	10,302

Aisin Seiki Co., Ltd. (Japan)			3,000	99,727

American Axle & Manufacturing Holdings, Inc.(NON)(S)			1,556	11,872

Applied Industrial Technologies, Inc.			2,146	58,285

Autoliv, Inc. (Sweden)(S)			2,600	126,100

AZZ, Inc.			415	16,090

Canon, Inc. (Japan)			3,800	172,134

Cascade Corp.			1,064	35,527

Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd. (China)			9,400	10,333

Chart Industries, Inc.(NON)(S)			1,496	63,086

Chongqing Machinery & Electric Co., Ltd. (China)			108,000	15,224

CNH Global NV (Netherlands)(NON)			227	5,956

Deere & Co.(S)			179	11,558

Douglas Dynamics, Inc.			1,477	18,876

Dover Corp.			9,338	435,151

Duoyuan Global Water, Inc. ADR (China)(F)(NON)(S)			1,826	7,085

DXP Enterprises, Inc.(NON)			1,322	24,893

Embraer SA ADR (Brazil)			500	12,685

Emerson Electric Co.(S)			12,005	495,927

ESCO Technologies, Inc.			797	20,324

Esterline Technologies Corp.(NON)			468	24,261

European Aeronautic Defense and Space Co. NV (France)			4,036	113,422

Exide Technologies(NON)(S)			2,682	10,728

Faurecia (France)			532	11,366

Franklin Electric Co., Inc.			879	31,890

Generac Holdings, Inc.(NON)			653	12,283

Hitachi, Ltd. (Japan)			52,000	258,785

Honeywell International, Inc.			13,700	601,567

Invensys PLC (United Kingdom)			10,176	35,430

Kadant, Inc.(NON)			636	11,295

Lindsay Corp.			322	17,324

LMI Aerospace, Inc.(NON)			988	16,855

Lockheed Martin Corp.			6,918	502,524

LSB Industries, Inc.(NON)			1,217	34,891

Meritor, Inc.(NON)			961	6,785

Metso Corp. OYJ (Finland)			1,165	34,002

Mitsubishi Electric Corp. (Japan)			33,000	292,432

MTU Aero Engines Holding AG (Germany)			406	25,497

NACCO Industries, Inc. Class A			161	10,207

National Presto Industries, Inc.			208	18,077

Newport Corp.(NON)			931	10,064

Parker Hannifin Corp.			7,100	448,223

Polypore International, Inc.(NON)			1,012	57,198

Powell Industries, Inc.(NON)			789	24,435

Raytheon Co.(S)			10,741	438,985

Regal-Beloit Corp.(S)			4,600	208,748

Rheinmetall AG (Germany)			427	20,060

Schneider Electric SA (France)			822	44,330

SembCorp Industries, Ltd. (Singapore)			26,000	67,157

Singapore Technologies Engineering, Ltd. (Singapore)			11,000	23,339

SKF AB Class B (Sweden)			8,332	157,651

Societe BIC SA (France)			922	78,581

Standard Motor Products, Inc.			1,927	24,993

Tetra Tech, Inc.(NON)			1,720	32,233

Thomas & Betts Corp.(NON)			1,597	63,736

TriMas Corp.(NON)			3,038	45,114

United Technologies Corp.(S)			1,498	105,399

Valmont Industries, Inc.			866	67,496

Vinci SA (France)			855	36,775

Zebra Technologies Corp. Class A(NON)			878	27,165

				5,922,727
Communication services (2.6%)

ADTRAN, Inc.(S)			1,698	44,929

Allot Communications, Ltd. (Israel)(NON)			1,067	10,403

American Tower Corp. Class A(NON)			5,600	301,280

Aruba Networks, Inc.(NON)(S)			928	19,404

AT&T, Inc.(S)			17,931	511,392

BCE, Inc. (Canada)			941	35,414

British Sky Broadcasting Group PLC (United Kingdom)			1,457	14,986

BroadSoft, Inc.(NON)			568	17,239

BT Group PLC (United Kingdom)			84,442	226,771

China Mobile, Ltd. (China)			3,000	29,267

Cincinnati Bell, Inc.(NON)(S)			20,721	64,028

Deutsche Telekom AG (Germany)			5,525	65,101

DIRECTV Class A(NON)(S)			13,291	561,545

EchoStar Corp. Class A(NON)			5,937	134,236

France Telecom SA (France)			6,665	109,475

GeoEye, Inc.(NON)(S)			788	22,340

HSN, Inc.(NON)			679	22,495

IAC/InterActiveCorp.(NON)			14,400	569,520

InterDigital, Inc.			319	14,859

Iridium Communications, Inc.(NON)(S)			5,277	32,717

Kabel Deutschland Holding AG (Germany)(NON)			1,246	67,278

Loral Space & Communications, Inc.(NON)			636	31,864

MetroPCS Communications, Inc.(NON)			5,300	46,163

NeuStar, Inc. Class A(NON)			1,490	37,459

NII Holdings, Inc.(NON)			12,473	336,147

Nippon Telegraph & Telephone (NTT) Corp. (Japan)			5,600	269,297

NTELOS Holdings Corp.			1,818	32,233

NTT DoCoMo, Inc. (Japan)			71	129,501

Premiere Global Services, Inc.(NON)			2,179	13,989

Qualcomm, Inc.			3,039	147,787

Tele2 AB Class B (Sweden)			3,232	59,335

Telecity Group PLC (United Kingdom)(NON)			1,818	15,718

Telecom Corp. of New Zealand, Ltd. (New Zealand)			71,718	142,005

Telenet Group Holding NV (Belgium)(NON)			1,028	37,727

USA Mobility, Inc.			1,764	23,285

Verizon Communications, Inc.(S)			23,221	854,533

Virgin Media, Inc. (United Kingdom)			990	24,107

Vodafone Group PLC (United Kingdom)			39,567	102,362

				5,178,191
Conglomerates (0.6%)

3M Co.			1,007	72,293

General Electric Co.			40,845	622,478

Marubeni Corp. (Japan)			4,000	22,382

Mitsui & Co., Ltd. (Japan)			7,900	114,412

Siemens AG (Germany)			1,987	179,812

SPX Corp.			5,125	232,214

				1,243,591
Consumer cyclicals (5.7%)

99 Cents Only Stores(NON)			1,527	28,127

Advance America Cash Advance Centers, Inc.			1,882	13,852

Advance Auto Parts, Inc.			4,600	267,260

Aeropostale, Inc.(NON)(S)			440	4,756

Alliance Data Systems Corp.(NON)(S)			463	42,920

AMERCO(NON)			130	8,119

ANN, Inc.(NON)			1,981	45,246

Apollo Tyres, Ltd. (India)			20,824	23,307

Arbitron, Inc.			519	17,169

Asahi Diamond Industrial Co., Ltd. (Japan)			2,400	33,372

Ascena Retail Group, Inc.(NON)			1,300	35,191

Audiovox Corp. Class A(NON)			5,792	31,798

Bayerische Motoren Werke (BMW) AG (Germany)			641	42,544

Big Lots, Inc.(NON)			1,697	59,107

Brunswick Corp.			2,009	28,206

Bunzl PLC (United Kingdom)			4,607	54,819

Burberry Group PLC (United Kingdom)			9,125	165,478

Cash America International, Inc.			642	32,845

Cato Corp. (The) Class A			639	14,416

Christian Dior SA (France)			706	79,114

Coach, Inc.			6,155	319,014

Compass Group PLC (United Kingdom)			9,529	77,197

Conn's, Inc.(NON)(S)			3,236	23,234

Ctrip.com Int'l, Ltd. ADR (China)(NON)			700	22,512

Daimler AG (Registered Shares) (Germany)			1,651	73,253

Deluxe Corp.(S)			2,119	39,413

Digital Generation, Inc.(NON)(S)			1,007	17,069

Dillards, Inc. Class A			658	28,610

Dongfeng Motor Group Co., Ltd. (China)			6,000	7,954

DSW, Inc. Class A			1,992	91,991

Dun & Bradstreet Corp. (The)(S)			4,600	281,796

Elders, Ltd. (Australia)(NON)			6,143	1,699

Expedia, Inc.			10,700	275,525

Express, Inc.			1,063	21,568

EZCORP, Inc. Class A(NON)			2,670	76,202

FelCor Lodging Trust, Inc.(NON)(R)			6,174	14,385

Fiat Industrial SpA (Italy)(NON)			2,246	16,775

Fiat SpA (Italy)			10,451	56,578

Finish Line, Inc. (The) Class A			2,919	58,351

First Cash Financial Services, Inc.(NON)			238	9,984

Foot Locker, Inc.			13,600	273,224

GameStop Corp. Class A(NON)(S)			12,455	287,711

Genesco, Inc.(NON)(S)			685	35,298

Genting Bhd (Malaysia)			3,200	9,057

Global Payments, Inc.			1,580	63,816

GNC Holdings, Inc. Class A(NON)			3,277	65,933

GOME Electrical Appliances Holdings, Ltd. (China)			49,000	11,155

Gordmans Stores, Inc.(NON)			580	6,943

Harman International Industries, Inc.			4,900	140,042

Healthcare Services Group, Inc.			2,095	33,813

Helen of Troy, Ltd. (Bermuda)(NON)			427	10,726

Hillenbrand, Inc.			2,337	43,001

Iconix Brand Group, Inc.(NON)(S)			1,392	21,994

Indofood Agri Resources, Ltd. (Singapore)(NON)			1,000	928

Industria de Diseno Textil (Inditex) SA (Spain)			1,189	101,994

Interpublic Group of Companies, Inc. (The)			27,300	196,560

Intersections, Inc.			954	12,259

JB Hi-Fi, Ltd. (Australia)(S)			877	12,735

Jos. A. Bank Clothiers, Inc.(NON)			638	29,750

Kimberly-Clark Corp.(S)			8,800	624,888

Kingfisher PLC (United Kingdom)			26,601	102,153

Knology, Inc.(NON)			4,908	63,706

La-Z-Boy, Inc.(NON)(S)			3,451	25,572

Leapfrog Enterprises, Inc.(NON)			6,918	23,314

LG Corp. (South Korea)			366	18,245

Limited Brands, Inc.(S)			11,900	458,269

LS Corp. (South Korea)			257	15,536

M6-Metropole Television (France)			2,264	36,882

Maidenform Brands, Inc.(NON)(S)			1,525	35,700

MasTec, Inc.(NON)			2,090	36,805

Media Nusantara Citra Tbk PT (Indonesia)			79,500	9,106

Men's Wearhouse, Inc. (The)			819	21,360

Moody's Corp.(S)			3,671	111,782

National CineMedia, Inc.			2,533	36,754

News Corp. Class A			11,800	182,546

Next PLC (United Kingdom)			6,837	268,107

Nissan Motor Co., Ltd. (Japan)			17,600	155,626

Nu Skin Enterprises, Inc. Class A(S)			925	37,481

Omnicom Group, Inc.			10,800	397,872

OPAP SA (Greece)			4,662	47,381

Perry Ellis International, Inc.(NON)(S)			1,872	35,194

Peugeot SA (France)			5,859	124,867

Porsche Automobil Holding SE (Preference) (Germany)			1,187	56,917

PPR SA (France)			313	40,445

PVH Corp.			361	21,025

R. R. Donnelley & Sons Co.			10,600	149,672

Randstad Holding NV (Netherlands)			595	19,012

Rent-A-Center, Inc.			730	20,039

Select Comfort Corp.(NON)(S)			1,822	25,453

Signet Jewelers, Ltd. (Bermuda)(NON)			669	22,612

Sinclair Broadcast Group, Inc. Class A			5,780	41,443

Sonic Automotive, Inc. Class A			7,655	82,597

Sony Corp. (Japan)			8,700	167,062

Sotheby's Holdings, Inc. Class A			510	14,061

Steven Madden, Ltd.(NON)			2,656	79,946

Suzuki Motor Corp. (Japan)			5,800	127,661

Swire Pacific, Ltd. (Hong Kong)			15,500	159,208

Time Warner, Inc.(S)			16,896	506,373

TJX Cos., Inc. (The)			10,100	560,247

TNS, Inc.(NON)			2,269	42,657

Town Sports International Holdings, Inc.(NON)			2,751	19,972

Trump Entertainment Resorts, Inc.(F)			34	145

TRW Automotive Holdings Corp.(NON)			3,400	111,282

TUI Travel PLC (United Kingdom)			23,343	53,888

Valeo SA (France)			2,541	106,883

ValueClick, Inc.(NON)(S)			761	11,841

VF Corp.(S)			3,226	392,024

Viacom, Inc. Class B			7,624	295,354

Volkswagen AG (Preference) (Germany)			691	91,573

Wal-Mart Stores, Inc.(S)			19,297	1,001,514

Walt Disney Co. (The)			3,200	96,512

Warnaco Group, Inc. (The)(NON)			1,158	53,372

Williams-Sonoma, Inc.(S)			7,200	221,688

WPP PLC (Ireland)			7,291	67,362

Yamada Denki Co., Ltd. (Japan)			280	19,560

				11,446,241
Consumer staples (4.7%)

AFC Enterprises(NON)			6,884	81,438

Ajinomoto Co., Inc. (Japan)			4,000	47,333

American Greetings Corp. Class A(S)			1,276	23,606

Anheuser-Busch InBev NV (Belgium)			3,171	168,451

Associated British Foods PLC (United Kingdom)			1,434	24,639

Avis Budget Group, Inc.(NON)(S)			4,494	43,457

Beacon Roofing Supply, Inc.(NON)(S)			2,410	38,536

BRF - Brasil Foods SA ADR (Brazil)			343	6,013

Brinker International, Inc.			2,524	52,802

British American Tobacco (BAT) PLC (United Kingdom)			2,061	87,515

Bunge, Ltd.(S)			139	8,102

Carlsberg A/S Class B (Denmark)			302	17,944

CEC Entertainment, Inc.			300	8,541

Chaoda Modern Agriculture Holdings, Ltd. (China)			10,000	1,330

Cheesecake Factory, Inc. (The)(NON)(S)			649	15,998

Chiquita Brands International, Inc.(NON)(S)			120	1,001

Coca-Cola Bottling Co. Consolidated			291	16,139

Coca-Cola Co. (The)			7,100	479,676

Core-Mark Holding Co., Inc.(NON)			742	22,727

Corn Products International, Inc.			143	5,611

Costco Wholesale Corp.			1,900	156,028

CVS Caremark Corp.			9,500	319,010

Danone (France)			1,120	69,042

Darling International, Inc.(NON)(S)			1,303	16,405

DeNA Co., Ltd. (Japan)			800	33,488

DineEquity, Inc.(NON)			1,477	56,850

Domino's Pizza, Inc.(NON)(S)			1,985	54,091

Dr. Pepper Snapple Group, Inc.(S)			12,800	496,384

Elizabeth Arden, Inc.(NON)			2,315	65,839

Energizer Holdings, Inc.(NON)			2,682	178,192

Genuine Parts Co.			7,000	355,600

Geo Group, Inc. (The)(NON)			2,178	40,424

Glanbia PLC (Ireland)			430	2,560

Heineken Holding NV (Netherlands)			1,697	65,571

Henkel AG & Co. KGaA (Germany)			538	28,635

Imperial Tobacco Group PLC (United Kingdom)			470	15,901

IOI Corp. Bhd (Malaysia)			3,700	5,345

Jack in the Box, Inc.(NON)(S)			1,218	24,263

Japan Tobacco, Inc. (Japan)			47	219,405

Kao Corp. (Japan)			3,600	100,198

Kerry Group PLC Class A (Ireland)			4,616	161,880

Koninklijke Ahold NV (Netherlands)			16,529	194,677

Kroger Co. (The)			11,500	252,540

Kuala Lumpur Kepong Bhd (Malaysia)			900	5,871

Lawson, Inc. (Japan)			700	39,588

Lincoln Educational Services Corp.			883	7,143

Lorillard, Inc.			2,400	265,680

Maple Leaf Foods, Inc. (Canada)			278	3,030

McDonald's Corp.			2,514	220,779

MEIJI Holdings Co., Ltd. (Japan)			1,400	66,351

MWI Veterinary Supply, Inc.(NON)(S)			324	22,298

Nestle SA (Switzerland)			2,665	146,658

Nippon Meat Packers, Inc. (Japan)			16,000	207,950

Olam International, Ltd. (Singapore)			18,545	31,647

Omega Protein Corp.(NON)			1,608	14,601

Papa John's International, Inc.(NON)			602	18,301

PepsiCo, Inc.			4,980	308,262

Philip Morris International, Inc.			12,561	783,555

Prestige Brands Holdings, Inc.(NON)			2,649	23,973

Procter & Gamble Co. (The)(S)			11,524	728,086

PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Indonesia)			13,500	3,093

Rakuten, Inc. (Japan)			42	49,075

Reckitt Benckiser Group PLC (United Kingdom)			6,400	324,156

Safeway, Inc.(S)			22,680	377,168

Sally Beauty Holdings, Inc.(NON)			1,698	28,187

Shutterfly, Inc.(NON)(S)			238	9,801

Smithfield Foods, Inc.(NON)			156	3,042

Spartan Stores, Inc.			1,240	19,195

Spectrum Brands Holdings, Inc.(NON)			766	18,093

Suedzucker AG (Germany)			1,062	30,184

Tate & Lyle PLC (United Kingdom)			488	4,730

Tesco PLC (United Kingdom)			5,227	30,631

Tyson Foods, Inc. Class A			274	4,757

Unilever NV (Netherlands)			4,621	146,612

Unilever PLC (United Kingdom)			857	26,895

USANA Health Sciences, Inc.(NON)			572	15,730

W.W. Grainger, Inc.(S)			3,800	568,252

Walgreen Co.(S)			8,400	276,276

WM Morrison Supermarkets PLC (United Kingdom)			10,822	48,888

Wolseley PLC (Switzerland)			9,079	226,418

Yamazaki Baking Co., Inc. (Japan)			10,000	151,899

Zhongpin, Inc. (China)(NON)			2,600	19,760

				9,339,802
Energy (4.4%)

BG Group PLC (United Kingdom)			8,822	168,298

BP PLC (United Kingdom)			27,978	168,116

Cairn Energy PLC (United Kingdom)(NON)			1,951	8,471

Caltex Australia, Ltd. (Australia)			7,791	80,498

Cameron International Corp.(NON)			12,000	498,480

Canadian Natural Resources, Ltd. (Canada)			1,700	50,104

Chevron Corp.(S)			7,601	703,245

Cimarex Energy Co.			6,600	367,620

Clayton Williams Energy, Inc.(NON)(S)			461	19,735

Compagnie Generale de Geophysique-Veritas (France)(NON)			5,495	96,652

Complete Production Services, Inc.(NON)			2,006	37,813

Compton Petroleum Corp. (Canada)(NON)			2,107	12,589

ConocoPhillips(S)			3,548	224,659

Contango Oil & Gas Co.(NON)			578	31,622

CVR Energy, Inc.(NON)			1,984	41,942

Deepocean Group (Shell) (acquired 06/09/11, cost $19,306) (Norway)(RES)			1,331	18,634

Energy Partners, Ltd.(NON)			2,102	23,269

ENI SpA (Italy)			7,603	133,812

Exxon Mobil Corp.(S)			26,604	1,932,249

First Solar, Inc.(NON)(S)			390	24,652

Gazprom OAO ADR (Russia)			3,000	28,650

Halliburton Co.			18,878	576,157

Helix Energy Solutions Group, Inc.(NON)			4,084	53,500

Hidili Industry International Development, Ltd. (China)			31,000	8,763

Inpex Corp. (Japan)			15	92,490

Marathon Oil Corp.			9,900	213,642

Marathon Petroleum Corp.			4,950	133,947

Murphy Oil Corp.			8,200	362,112

Nexen, Inc. (Canada)			1,475	23,029

Occidental Petroleum Corp.			1,195	85,443

Oceaneering International, Inc.(S)			13,300	470,022

Peabody Energy Corp.			10,700	362,516

Petrofac, Ltd. (United Kingdom)			3,137	58,144

Petroleo Brasileiro SA ADR (Brazil)			635	14,256

Petroquest Energy, Inc.(NON)(S)			1,400	7,700

Rosetta Resources, Inc.(NON)(S)			2,646	90,546

Royal Dutch Shell PLC Class B (United Kingdom)			9,563	297,568

Schlumberger, Ltd.			2,100	125,433

Stallion Oilfield Holdings, Ltd.			143	4,719

Statoil ASA (Norway)			11,517	247,020

Stone Energy Corp.(NON)			3,762	60,982

Swift Energy Co.(NON)(S)			1,123	27,334

Technip SA (France)			889	71,264

TETRA Technologies, Inc.(NON)			2,082	16,073

Total SA (France)			1,680	74,197

Tullow Oil PLC (United Kingdom)			3,888	79,027

Unit Corp.(NON)			688	25,401

Vaalco Energy, Inc.(NON)			3,901	18,959

Valero Energy Corp.			27,300	485,394

W&T Offshore, Inc.			1,957	26,928

Walter Energy, Inc.			1,449	86,954

Western Refining, Inc.(NON)			1,658	20,659

				8,891,289
Financials (6.6%)

3i Group PLC (United Kingdom)			10,878	31,702

ACE, Ltd.(S)			946	57,328

Affiliated Managers Group(NON)			2,700	210,735

Aflac, Inc.			5,400	188,730

Agree Realty Corp.(R)(S)			1,196	26,049

AIA Group, Ltd. (Hong Kong)			28,600	80,974

Allianz SE (Germany)			1,220	114,996

Allied World Assurance Co. Holdings AG			5,177	278,057

American Capital Agency Corp.(R)			838	22,710

American Equity Investment Life Holding Co.(S)			3,800	33,250

American Express Co.			5,000	224,500

American Financial Group, Inc.			944	29,330

American Safety Insurance Holdings, Ltd.(NON)			1,937	35,641

Annaly Capital Management, Inc.(R)(S)			15,700	261,091

Anworth Mortgage Asset Corp.(R)			3,150	21,420

Arch Capital Group, Ltd.(NON)			2,804	91,621

Arlington Asset Investment Corp. Class A			817	19,649

Ashford Hospitality Trust, Inc.(R)			3,030	21,271

Aspen Insurance Holdings, Ltd.			1,231	28,362

Assurant, Inc.			6,100	218,380

Assured Guaranty, Ltd. (Bermuda)(S)			6,474	71,149

Australia & New Zealand Banking Group, Ltd. (Australia)			16,142	300,540

AvalonBay Communities, Inc.(R)			800	91,240

Aviva PLC (United Kingdom)			3,732	17,666

AXA SA (France)			3,812	49,579

Banca Monte dei Paschi di Siena SpA (Italy)			52,067	29,021

Banco Bradesco SA ADR (Brazil)(S)			3,459	51,159

Banco Latinoamericano de Exportaciones SA Class E (Panama)			2,681	40,832

Banco Santander Central Hispano SA (Spain)			2,728	22,339

Bank of America Corp.			43,204	264,408

Bank of Marin Bancorp.			502	16,586

Bank of the Ozarks, Inc.(S)			2,680	56,092

Barclays PLC (United Kingdom)			85,233	209,615

Barratt Developments PLC (United Kingdom)(NON)			15,538	18,848

Berkshire Hathaway, Inc. Class B(NON)			5,400	383,616

BNP Paribas SA (France)			4,984	197,610

Broadridge Financial Solutions, Inc.			15,900	320,226

Cardtronics, Inc.(NON)			1,357	31,102

CBL & Associates Properties, Inc.(R)(S)			3,030	34,421

CBOE Holdings, Inc.			1,272	31,126

CFS Retail Property Trust (Australia)(R)			13,849	23,288

Cheung Kong Holdings, Ltd. (Hong Kong)			4,000	42,710

China Construction Bank Corp. (China)			141,000	84,162

Chubb Corp. (The)(S)			2,700	161,973

Citigroup, Inc.			16,679	427,316

Citizens & Northern Corp.			1,505	22,364

CNO Financial Group, Inc.(NON)			5,239	28,343

Commerzbank AG (Germany)(NON)			9,545	24,069

CommonWealth REIT(R)			5,421	102,836

Community Bank System, Inc.(S)			1,105	25,072

CubeSmart(R)			2,051	17,495

DBS Group Holdings, Ltd. (Singapore)			3,000	26,920

Deutsche Bank AG (Germany)			2,768	96,605

Dexus Property Group (Australia)			22,964	18,159

DFC Global Corp.(NON)			1,252	27,356

DnB NOR ASA (Norway)			2,473	24,783

E*Trade Financial Corp.(NON)			3,537	32,222

East West Bancorp, Inc.			3,447	51,395

Education Realty Trust, Inc.(R)			2,016	17,317

Endurance Specialty Holdings, Ltd. (Bermuda)			4,600	157,090

Equity Residential Trust(R)			1,800	93,366

Extra Space Storage, Inc.(R)			1,029	19,170

Fifth Third Bancorp			16,000	161,600

Financial Institutions, Inc.			1,558	22,217

First Financial Bancorp			1,771	24,440

First Industrial Realty Trust(NON)(R)			2,114	16,912

Flagstone Reinsurance Holdings SA (Luxembourg)			2,838	21,995

Flushing Financial Corp.			2,725	29,430

Glimcher Realty Trust(R)			4,415	31,258

Goldman Sachs Group, Inc. (The)			2,053	194,111

Hang Lung Group, Ltd. (Hong Kong)			22,000	111,767

Hartford Financial Services Group, Inc. (The)			14,600	235,644

Heartland Financial USA, Inc.			1,046	14,832

Henderson Land Development Co., Ltd. (Hong Kong)			4,000	17,750

Home Bancshares, Inc.			1,158	24,573

HSBC Holdings PLC (London Exchange) (United Kingdom)			34,037	259,882

Hudson City Bancorp, Inc.			22,100	125,086

Huntington Bancshares, Inc.			25,800	123,840

Industrial and Commercial Bank of China, Ltd. (China)			36,000	17,407

ING Groep NV GDR (Netherlands)(NON)			10,258	72,317

Interactive Brokers Group, Inc. Class A			1,444	20,115

International Bancshares Corp.			1,954	25,695

Intesa Sanpaolo SpA (Italy)			83,609	130,860

Invesco Mortgage Capital, Inc.(R)			1,148	16,221

Israel Corp., Ltd. (The) (Israel)			174	112,507

JPMorgan Chase & Co.			20,543	618,755

Julius Baer Group, Ltd. (Switzerland)(NON)			503	16,781

KB Financial Group, Inc. (South Korea)			3	98

Kinnevik Investment AB Class B (Sweden)			5,276	98,154

Lexington Realty Trust(R)			4,473	29,253

Lloyds Banking Group PLC (United Kingdom)(NON)			312,429	165,971

LSR Group OJSC GDR (Russia)			3,209	11,668

LTC Properties, Inc.(R)			1,681	42,563

Macquarie Group, Ltd. (Australia)			709	15,205

Maiden Holdings, Ltd. (Bermuda)			2,577	19,044

MainSource Financial Group, Inc.			2,315	20,187

MarketAxess Holdings, Inc.			303	7,884

Merchants Bancshares, Inc.			721	19,308

MFA Financial, Inc.(R)			2,668	18,729

Mission West Properties(R)			2,225	16,888

Mitsubishi Estate Co., Ltd. (Japan)			3,000	48,581

Mitsubishi UFJ Financial Group, Inc. (Japan)			15,900	71,505

Mizuho Financial Group, Inc. (Japan)			108,040	156,137

Morgan Stanley			15,300	206,550

Nasdaq OMX Group, Inc. (The)(NON)(S)			9,200	212,888

National Australia Bank, Ltd. (Australia)			5,523	117,638

National Bank of Canada (Canada)			608	40,702

National Financial Partners Corp.(NON)(S)			1,262	13,806

National Health Investors, Inc.(R)			1,768	74,486

Nelnet, Inc. Class A			1,391	26,123

Newcastle Investment Corp.(R)			6,018	24,493

Omega Healthcare Investors, Inc.(R)(S)			1,266	20,167

Oriental Financial Group (Puerto Rico)			1,962	18,973

ORIX Corp. (Japan)			1,220	95,130

Persimmon PLC (United Kingdom)			6,109	43,233

Ping An Insurance (Group) Co. of China, Ltd. (China)			6,000	33,548

PNC Financial Services Group, Inc.			9,600	462,624

Popular, Inc. (Puerto Rico)(NON)			9,421	14,132

Portfolio Recovery Associates, Inc.(NON)			308	19,164

Protective Life Corp.			1,204	18,819

Prudential PLC (United Kingdom)			10,552	90,482

PS Business Parks, Inc.(R)			830	41,118

Rayonier, Inc.(R)(S)			12,000	441,480

RenaissanceRe Holdings, Ltd.			1,981	126,388

Republic Bancorp, Inc. Class A			552	9,776

Rossi Residencial SA (Brazil)			6,600	30,760

Saul Centers, Inc.(R)			608	20,556

Sberbank of Russia ADR (Russia)(NON)			5,557	48,472

Sberbank OJSC (Russia)			6,733	14,560

SCOR (France)			944	20,385

Simon Property Group, Inc.(R)			1,500	164,970

Soho China, Ltd. (China)			35,000	21,754

Southside Bancshares, Inc.			1,817	32,724

Standard Chartered PLC (United Kingdom)			5,481	109,597

Starwood Property Trust, Inc.(R)			893	15,324

State Street Corp.			3,100	99,696

Swiss Life Holding AG (Switzerland)(NON)			1,045	114,348

Swiss Re AG (Switzerland)(NON)			770	35,877

Symetra Financial Corp.			2,551	20,791

Tokio Marine Holdings, Inc. (Japan)			7,100	180,080

Transatlantic Holdings, Inc.			404	19,602

Travelers Cos., Inc. (The)			2,400	116,952

U.S. Bancorp(S)			13,100	308,374

Universal Health Realty Income Trust(R)			392	13,175

Urstadt Biddle Properties, Inc. Class A(R)			1,253	20,010

Virginia Commerce Bancorp, Inc.(NON)(S)			3,751	22,018

Warsaw Stock Exchange (Poland)			1,062	13,584

Washington Banking Co.			1,468	14,284

Webster Financial Corp.(S)			1,179	18,039

Wells Fargo & Co.(S)			14,085	339,730

Westfield Retail Trust (Australia) R			35,661	82,934

Westpac Banking Corp. (Australia)			6,463	124,534

Wheelock and Co., Ltd. (Hong Kong)			12,000	35,091

World Acceptance Corp.(NON)			469	26,241

				13,180,334
Health care (5.6%)

Abbott Laboratories			3,500	178,990

Aetna, Inc.			11,722	426,095

Air Methods Corp.(NON)			234	14,899

Akorn, Inc.(NON)(S)			1,636	12,777

Allergan, Inc.(S)			7,400	609,612

Amedisys, Inc.(NON)			374	5,543

AmerisourceBergen Corp.(S)			9,200	342,884

AmSurg Corp.(NON)			1,064	23,940

Astellas Pharma, Inc. (Japan)			2,600	98,143

AstraZeneca PLC (United Kingdom)			7,613	337,695

AVEO Pharmaceuticals, Inc.(NON)			1,076	16,560

Bayer AG (Germany)			364	20,038

BioMarin Pharmaceuticals, Inc.(NON)(S)			838	26,707

BioMerieux (France)			819	71,511

Biotest AG (Preference) (Germany)			447	21,802

Cardinal Health, Inc.			10,000	418,800

Centene Corp.(NON)			1,212	34,748

Coloplast A/S Class B (Denmark)			401	57,975

Computer Programs & Systems, Inc.			464	30,694

Conmed Corp.(NON)			2,141	49,264

Cooper Companies, Inc. (The)			649	51,368

Cubist Pharmaceuticals, Inc.(NON)(S)			1,808	63,859

Elan Corp. PLC ADR (Ireland)(NON)(S)			9,839	103,605

Eli Lilly & Co.			11,563	427,484

Endo Pharmaceuticals Holdings, Inc.(NON)			1,946	54,469

Forest Laboratories, Inc.(NON)(S)			15,025	462,620

Gentiva Health Services, Inc.(NON)			746	4,118

Gilead Sciences, Inc.(NON)			16,000	620,800

GlaxoSmithKline PLC (United Kingdom)			14,274	295,247

Greatbatch, Inc.(NON)			1,099	21,991

Grifols SA (Spain)(NON)			1,739	32,584

Health Net, Inc.(NON)			5,700	135,147

HealthSpring, Inc.(NON)			836	30,481

Healthways, Inc.(NON)			1,188	11,678

Hi-Tech Pharmacal Co., Inc.(NON)			1,010	33,936

Human Genome Sciences, Inc.(NON)(S)			1,200	15,228

Humana, Inc.			5,400	392,742

Impax Laboratories, Inc.(NON)			2,146	38,435

InterMune, Inc.(NON)			770	15,554

ISTA Pharmaceuticals, Inc.(NON)			4,837	16,688

Jazz Pharmaceuticals, Inc.(NON)			3,138	130,290

Johnson & Johnson(S)			10,710	682,334

Kensey Nash Corp.(NON)			1,141	27,955

Kindred Healthcare, Inc.(NON)(S)			1,748	15,068

Laboratory Corp. of America Holdings(NON)(S)			3,300	260,865

Lincare Holdings, Inc.(S)			892	20,070

Magellan Health Services, Inc.(NON)			1,177	56,849

Medco Health Solutions, Inc.(NON)			8,900	417,321

Medicines Co. (The)(NON)			1,229	18,288

Medicis Pharmaceutical Corp. Class A			1,100	40,128

Merck & Co., Inc.			9,818	321,147

Metropolitan Health Networks, Inc.(NON)			2,873	13,043

Mitsubishi Tanabe Pharma (Japan)			5,200	96,453

Molina Healthcare, Inc.(NON)(S)			1,726	26,649

Momenta Pharmaceuticals, Inc.(NON)			714	8,211

Neurocrine Biosciences, Inc.(NON)			2,761	16,511

Novartis AG (Switzerland)			5,466	305,392

Omnicare, Inc.			2,348	59,710

Onyx Pharmaceuticals, Inc.(NON)			615	18,456

OraSure Technologies, Inc.(NON)			8,468	67,405

Orion Oyj Class B (Finland)			2,238	45,126

Par Pharmaceutical Cos., Inc.(NON)			3,286	87,473

Pfizer, Inc.			28,523	504,287

Questcor Pharmaceuticals, Inc.(NON)			749	20,418

Roche Holding AG (Switzerland)			640	103,078

RTI Biologics, Inc.(NON)			7,511	24,711

Salix Pharmaceuticals, Ltd.(NON)			662	19,595

Sanofi (France)			6,091	400,601

Sanofi CVR (France)(NON)			16,600	17,596

Sciclone Pharmaceuticals, Inc.(NON)(S)			2,304	8,778

Sequenom, Inc.(NON)(S)			3,435	17,484

Sirona Dental Systems, Inc.(NON)			501	21,247

SonoSite, Inc.(NON)			1,585	48,089

Spectrum Pharmaceuticals, Inc.(NON)			1,359	10,369

STAAR Surgical Co.(NON)(S)			2,656	20,717

Suzuken Co., Ltd. (Japan)			1,900	51,027

Synthes, Inc. (Switzerland)			535	86,600

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			2,263	84,229

Thoratec Corp.(NON)			660	21,542

United Therapeutics Corp.(NON)(S)			405	15,183

UnitedHealth Group, Inc.			15,721	725,053

Viropharma, Inc.(NON)(S)			3,670	66,317

Waters Corp.(NON)			6,300	475,587

Watson Pharmaceuticals, Inc.(NON)			1,210	82,583

WellCare Health Plans, Inc.(NON)			473	17,965

				11,204,511
Technology (6.3%)

Acacia Research - Acacia Technologies (Tracking Stock)(NON)(S)			1,382	49,738

Accenture PLC Class A(S)			8,900	468,852

Acme Packet, Inc.(NON)			348	14,821

Actuate Corp.(NON)			6,578	36,311

Aixtron SE (Germany)(S)			1,223	17,824

Altek Corp. (Taiwan)			14,282	14,212

Amdocs, Ltd. (United Kingdom)(NON)			6,818	184,904

Amkor Technologies, Inc.(NON)			2,291	9,989

Analog Devices, Inc.			6,600	206,250

Anixter International, Inc.			965	45,780

Apple, Inc.(NON)			5,672	2,162,053

Applied Materials, Inc.			48,100	497,835

Asustek Computer, Inc. (Taiwan)			3,660	27,334

Baidu, Inc. ADR (China)(NON)			200	21,382

Brooks Automation, Inc.			2,017	16,439

CA, Inc.			10,100	196,041

CACI International, Inc. Class A(NON)			414	20,675

Cavium, Inc.(NON)			349	9,426

Ceva, Inc.(NON)(S)			989	24,043

Cirrus Logic, Inc.(NON)			1,669	24,601

Cisco Systems, Inc.			21,500	333,035

Coherent, Inc.(NON)			247	10,611

Computershare, Ltd. (Australia)			2,984	21,302

Cypress Semiconductor Corp.(NON)			1,507	22,560

Dell, Inc.(NON)			27,927	395,167

DST Systems, Inc.			970	42,515

EnerSys(NON)			1,721	34,454

Entegris, Inc.(NON)			5,404	34,478

Entropic Communications, Inc.(NON)			7,282	30,075

F-Secure OYJ (Finland)			3,804	9,924

F5 Networks, Inc.(NON)(S)			266	18,899

Fair Isaac Corp.			1,999	43,638

Fairchild Semiconductor Intl., Inc.(NON)			3,370	36,396

FEI Co.(NON)(S)			1,862	55,786

Fujitsu, Ltd. (Japan)			37,000	174,404

Gemalto NV (Netherlands)			611	29,178

Google, Inc. Class A(NON)			876	450,597

GT Advanced Technologies, Inc.(NON)			1,947	13,668

Harris Corp.(S)			11,000	375,870

Hewlett-Packard Co.(S)			15,859	356,035

Hollysys Automation Technologies, Ltd. (China)(NON)(S)			2,500	14,600

Hon Hai Precision Industry Co., Ltd. (Taiwan)			4,600	10,269

IBM Corp.(S)			5,472	957,764

Infineon Technologies AG (Germany)			9,670	71,334

Infospace, Inc.(NON)			1,443	12,063

Integrated Silicon Solutions, Inc.(NON)			942	7,357

Intel Corp.(S)			18,953	404,267

KEMET Corp.(NON)			1,734	12,398

Konami Corp. (Japan)			2,100	70,549

L-3 Communications Holdings, Inc.			6,100	378,017

Lenovo Group, Ltd. (China)			100,000	66,885

Lexmark International, Inc. Class A(NON)			671	18,137

LTX-Credence Corp.(NON)			1,892	10,009

Magma Design Automation, Inc.(NON)(S)			5,792	26,354

Manhattan Associates, Inc.(NON)			517	17,102

Microsoft Corp.			54,311	1,351,801

MicroStrategy, Inc.(NON)			353	40,267

Monotype Imaging Holdings, Inc.(NON)			2,351	28,518

Murata Manufacturing Co., Ltd. (Japan)			600	32,391

Nanometrics, Inc.(NON)(S)			1,141	16,545

NIC, Inc.			1,636	18,732

Nokia OYJ (Finland)			3,210	18,213

Nova Measuring Instruments, Ltd. (Israel)(NON)			3,437	18,457

Novellus Systems, Inc.(NON)(S)			6,100	166,286

Omnivision Technologies, Inc.(NON)(S)			1,178	16,539

Oracle Corp.			10,982	315,623

Pace PLC (United Kingdom)			10,154	15,015

PC-Tel, Inc.(NON)			1,141	7,017

Photronics, Inc.(NON)			3,817	19,009

Plantronics, Inc.			619	17,611

Polycom, Inc.(NON)(S)			1,939	35,619

QLogic Corp.(NON)			21,420	271,606

RF Micro Devices, Inc.(NON)			6,839	43,359

Rohm Co., Ltd. (Japan)			600	31,203

Samsung Electronics Co., Ltd. (South Korea)			51	35,726

SanDisk Corp.(NON)(S)			500	20,175

SAP AG (Germany)			1,180	60,252

Seagate Technology			13,900	142,892

Silicon Graphics International Corp.(NON)			1,118	13,327

Skyworks Solutions, Inc.(NON)			1,102	19,770

Skyworth Digital Holdings, Ltd. (China)			78,000	26,411

Sourcefire, Inc.(NON)(S)			1,345	35,992

STEC, Inc.(NON)			3,510	35,591

Synchronoss Technologies, Inc.(NON)(S)			911	22,693

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			6,000	13,595

Tech Data Corp.(NON)			1,690	73,059

TeleCommunication Systems, Inc. Class A(NON)			5,340	18,423

Telefonaktiebolaget LM Ericsson Class B (Sweden)			3,762	36,190

Tencent Holdings, Ltd. (China)			1,000	20,519

Teradata Corp.(NON)			7,400	396,122

Teradyne, Inc.(NON)(S)			24,000	264,240

TIBCO Software, Inc.(NON)			2,131	47,713

Trend Micro, Inc. (Japan)			1,700	53,094

TTM Technologies, Inc.(NON)(S)			2,255	21,445

Unimicron Technology Corp. (Taiwan)			22,000	30,837

Unisys Corp.(NON)(S)			490	7,688

Verint Systems, Inc.(NON)			1,225	32,205

Websense, Inc.(NON)(S)			566	9,792

Western Digital Corp.(NON)			6,200	159,464

Zix Corp.(NON)			1,460	3,898

				12,679,131
Transportation (0.5%)

AirAsia Bhd (Malaysia)			31,900	29,045

Alaska Air Group, Inc.(NON)			949	53,419

Alexander & Baldwin, Inc.			1,357	49,571

Central Japan Railway Co. (Japan)			28	244,109

ComfortDelgro Corp., Ltd. (Singapore)			49,000	48,762

Deutsche Post AG (Germany)			2,052	26,270

Genesee & Wyoming, Inc. Class A(NON)			1,483	68,989

Hitachi Transport System, Ltd. (Japan)			2,000	37,036

International Consolidated Airlines Group SA (United Kingdom)(NON)			14,335	33,808

United Continental Holdings, Inc.(NON)(S)			15,700	304,266

US Airways Group, Inc.(NON)(S)			3,469	19,080

Wabtec Corp.			461	24,373

Yangzijiang Shipbuilding Holdings, Ltd. (China)			180,000	120,090

				1,058,818
Utilities and power (1.6%)

AES Corp. (The)(NON)			23,361	228,003

Alliant Energy Corp.			3,481	134,645

Ameren Corp.			3,300	98,241

American Electric Power Co., Inc.			3,849	146,339

Atco, Ltd. Class I (Canada)			714	42,341

Centrica PLC (United Kingdom)			15,980	73,593

China Resources Power Holdings Co., Ltd. (China)			18,000	27,175

China WindPower Group, Ltd. (China)(NON)			360,000	16,718

Chubu Electric Power, Inc. (Japan)			1,500	28,223

CMS Energy Corp.(S)			6,700	132,593

DPL, Inc.			7,405	223,187

Electric Power Development Co. (Japan)			1,900	56,022

Enel SpA (Italy)			20,877	92,523

Energias de Portugal (EDP) SA (Portugal)			52,203	160,603

Entergy Corp.(S)			3,000	198,870

Exelon Corp.			12,800	545,408

Fortum OYJ (Finland)			2,095	49,282

GDF Suez (France)			876	26,213

International Power PLC (United Kingdom)			3,088	14,655

NRG Energy, Inc.(NON)			7,100	150,591

Public Power Corp. SA (Greece)			1,874	15,017

Red Electrica Corp. SA (Spain)			4,807	219,733

RWE AG (Germany)			1,019	37,585

TECO Energy, Inc.(S)			21,100	361,443

Toho Gas Co., Ltd. (Japan)			8,000	52,551

Tokyo Gas Co., Ltd. (Japan)			4,000	18,643

Westar Energy, Inc.			4,902	129,511

				3,279,708

Total common stocks (cost $90,080,628)				$88,571,394

CORPORATE BONDS AND NOTES (17.6%)(a)
			Principal amount	Value

Basic materials (1.3%)

Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013			$30,000	$30,728

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019			20,000	25,175

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			15,000	15,787

ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)			110,000	125,316

Associated Materials, LLC company guaranty sr. notes 9 1/8s, 2017			55,000	44,550

Atkore International, Inc. 144A sr. notes 9 7/8s, 2018			55,000	49,775

BHP Billiton Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 6 1/2s, 2019 (Canada)			70,000	86,018

Catalyst Paper Corp. 144A company guaranty sr. notes 11s, 2016 (Canada)			5,000	3,250

Celanese US Holdings, LLC company guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)			20,000	20,675

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			40,000	39,400

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			45,000	47,025

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019			75,000	96,072

Dynacast International, LLC/Dynacast Finance, Inc. 144A notes 9 1/4s, 2019			15,000	14,063

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			95,000	99,163

E.I. du Pont de Nemours & Co. sr. unsec. notes FRN 0.778s, 2014			15,000	15,046

Exopack Holding Corp. 144A sr. notes 10s, 2018			30,000	28,050

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			80,000	80,000

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			35,000	33,075

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			55,000	50,875

Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes 8 3/8s, 2017 (Indonesia)			307,000	328,874

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			20,000	14,650

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			35,000	28,875

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			25,000	23,938

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			45,000	43,763

International Paper Co. sr. unsec. notes 7.95s, 2018			80,000	92,402

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			50,000	67,810

Lyondell Chemical Co. sr. notes 11s, 2018			105,000	113,400

Lyondell Chemical Co. 144A company guaranty sr. notes 8s, 2017			103,000	110,983

Momentive Performance Materials, Inc. notes 9s, 2021			70,000	47,950

NewPage Corp. company guaranty sr. notes 11 3/8s, 2014 (In default)(NON)			35,000	25,988

Nexeo Solutions, LLC/Nexeo Solutions Finance Corp. 144A company guaranty sr. sub. notes 8 3/8s, 2018			30,000	29,625

Norbord, Inc. sr. unsub. plants equip. 7 1/4s, 2012 (Canada)			10,000	9,725

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			75,000	73,500

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015			45,000	44,213

Old All, Inc. company guaranty sr. unsec. notes 9s, 2014 (In default)(F)(NON)			55,000	—

Pregis Corp. company guaranty sr. sub. notes 12 3/8s, 2013			25,000	22,750

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			62,000	83,438

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 3 1/2s, 2020 (Australia)			25,000	24,583

Sealed Air Corp. 144A sr. unsec. notes 8 3/8s, 2021(FWC)			15,000	15,150

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			40,000	38,400

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			5,000	4,550

Solutia, Inc. company guaranty sr. unsec. notes 8 3/4s, 2017			45,000	47,925

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			50,000	52,500

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2012			5,000	5,113

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			45,000	44,775

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)			45,000	52,902

Thompson Creek Metals Co., Inc. 144A company guaranty sr. notes 7 3/8s, 2018 (Canada)			20,000	18,000

TPC Group, LLC 144A sr. notes 8 1/4s, 2017			50,000	49,000

Tube City IMS Corp. company guaranty sr. unsec. sub. notes 9 3/4s, 2015			45,000	42,975

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019			30,000	20,700

Xstrata Finance Canada, Ltd. 144A company guaranty 5.8s, 2016 (Canada)			35,000	38,482

				2,520,982
Capital goods (0.9%)

Allied Waste North America, Inc. company guaranty sr. unsec. notes 6 7/8s, 2017			100,000	106,875

Allison Transmission 144A company guaranty 11s, 2015			50,000	51,750

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			70,000	71,400

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 5 1/4s, 2014			25,000	23,500

American Axle & Manufacturing, Inc. 144A company guaranty sr. notes 9 1/4s, 2017			42,000	43,680

BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			10,000	10,475

Berry Plastics Corp. company guaranty notes FRN 4.222s, 2014			25,000	21,000

Berry Plastics Corp. company guaranty sr. notes 9 1/2s, 2018			25,000	21,250

Berry Plastics Corp. notes 9 3/4s, 2021			30,000	25,500

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			125,000	141,748

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			35,000	35,350

Crown Americas, LLC/Crown Americas Capital Corp. III 144A sr. notes 6 1/4s, 2021			20,000	20,000

Graham Packaging Co., LP/GPC Capital Corp. company guaranty sr. unsec. notes 8 1/4s, 2017			20,000	20,125

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			55,000	66,264

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			40,000	44,246

John Deere Capital Corp. notes Ser. MTN, 5 1/4s, 2012			65,000	67,966

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			80,000	79,600

Kratos Defense & Security Solutions, Inc. 144A company guaranty sr. notes 10s, 2017			5,000	4,975

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			159,000	200,583

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			70,000	64,400

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			30,000	30,150

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			20,000	21,138

Ryerson Holding Corp. sr. disc. notes zero %, 2015			15,000	6,638

Ryerson, Inc. company guaranty sr. notes 12s, 2015			89,000	89,000

Staples, Inc. sr. unsec. notes 9 3/4s, 2014			70,000	81,133

Tenneco, Inc. company guaranty sr. unsec. notes 8 1/8s, 2015			20,000	20,400

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			20,000	20,100

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			35,000	33,950

Terex Corp. sr. unsec. sub. notes 8s, 2017			70,000	61,950

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			65,000	63,700

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			34,000	35,360

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			55,000	55,963

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017			107,000	123,722

				1,763,891
Communication services (2.0%)

Adelphia Communications Corp. escrow bonds zero %, 2012			55,000	88

AMC Networks, Inc. 144A company guaranty sr. unsec notes 7 3/4s, 2021			15,000	15,375

American Tower Corp. sr. unsec. notes 7s, 2017			75,000	84,810

AT&T, Inc. company guaranty sr. unsec. unsub. notes 5.35s, 2040			10,000	10,453

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018			45,000	51,943

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038			30,000	34,268

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030			112,000	150,383

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			20,000	20,200

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			105,000	109,331

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			15,000	15,263

CCH II, LLC/CCH II Capital company guaranty sr. unsec. notes 13 1/2s, 2016			37,895	43,200

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			5,000	5,088

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			45,000	42,300

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			55,000	53,350

CenturyLink, Inc. sr. unsec. unsub. notes Ser. L, 7 7/8s, 2012			105,000	109,468

Cequel Communications Holdings I LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017			95,000	94,050

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 7s, 2015			20,000	19,750

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			50,000	44,000

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			115,000	97,463

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			156,000	187,003

Cox Communications, Inc. 144A notes 5 7/8s, 2016			27,000	31,023

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			55,000	47,850

Cricket Communications, Inc. company guaranty sr. unsec. unsub. notes 10s, 2015			110,000	109,175

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			15,000	15,450

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			15,000	15,612

CSC Holdings LLC sr. notes 6 3/4s, 2012			1,000	1,018

CSC Holdings LLC sr. unsec. unsub. notes 8 1/2s, 2014			10,000	10,788

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Germany)			143,000	190,735

EH Holding Corp. 144A sr. notes 6 1/2s, 2019			40,000	38,500

EH Holding Corp. 144A sr. unsec. notes 7 5/8s, 2021			55,000	52,938

Equinix, Inc. sr. unsec. notes 7s, 2021			25,000	24,875

France Telecom notes 8 1/2s, 2031 (France)			70,000	96,943

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			70,000	67,900

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			30,000	29,100

Intelsat Jackson Holding Co. company guaranty sr. unsec. notes 11 1/4s, 2016 (Bermuda)			55,000	55,721

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 7 1/2s, 2021 (Bermuda)			50,000	46,500

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			86,562	74,443

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			205,000	177,838

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			35,000	30,100

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			30,000	38,616

Level 3 Escrow, Inc. 144A sr. unsec. notes 8 1/8s, 2019			10,000	8,838

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2014			90,000	88,875

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			30,000	27,900

Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			25,000	24,875

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			85,000	82,875

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			75,000	82,125

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			15,000	15,300

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			45,000	47,250

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			40,000	41,900

Qwest Communications International, Inc. company guaranty 7 1/2s, 2014			15,000	15,000

Qwest Corp. notes 6 3/4s, 2021			131,000	127,569

Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012			79,000	81,666

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			25,000	24,125

Rogers Communications, Inc. sec. notes 6 3/8s, 2014 (Canada)			93,000	103,231

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			5,000	5,250

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			75,000	78,563

Sprint Capital Corp. company guaranty 6 7/8s, 2028			215,000	160,713

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			90,000	83,700

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			25,000	21,500

Time Warner Cable, Inc. company guaranty sr. unsec. notes 7 1/2s, 2014			20,000	22,641

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 8 1/4s, 2014			120,000	136,853

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			25,000	28,593

Verizon Communications, Inc. sr. unsec. unsub. notes 8 3/4s, 2018			90,000	121,230

Verizon New Jersey, Inc. debs. 8s, 2022			45,000	57,210

Verizon Pennsylvania, Inc. debs. 8.35s, 2030			50,000	68,225

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Netherlands)			100,000	85,000

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			15,000	15,113

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2013			5,000	5,263

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			65,000	65,813

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			30,000	28,950

				4,099,057
Consumer cyclicals (2.7%)

Academy Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			5,000	4,650

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			40,000	30,800

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			50,000	38,500

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			45,000	35,100

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			65,000	58,825

AMC Entertainment, Inc. sr. sub. notes 8s, 2014			20,000	19,300

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			53,000	51,278

American Media, Inc. 144A notes 13 1/2s, 2018			3,167	2,692

Ameristar Casinos, Inc. 144A sr. notes 7 1/2s, 2021			40,000	38,700

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016(PIK)			15,000	14,775

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			15,000	15,300

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015			20,000	13,500

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018			25,000	15,750

Beazer Homes USA, Inc. sr. unsec. notes 9 1/8s, 2019			15,000	9,525

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014			60,000	48,000

Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s, 2018			10,000	8,825

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			40,000	40,800

Building Materials Corp. 144A sr. notes 7s, 2020			15,000	14,963

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			20,000	19,400

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			15,000	14,250

Burlington Coat Factory Warehouse Corp. 144A company guaranty sr. unsec. notes 10s, 2019			35,000	29,750

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			40,000	23,800

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			210,000	211,838

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021			70,000	72,279

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			5,000	5,163

Cengage Learning Acquisitions, Inc. 144A sr. notes 10 1/2s, 2015			55,000	35,200

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			35,000	27,563

Cenveo Corp. 144A company guaranty sr. unsec. notes 10 1/2s, 2016			50,000	40,000

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			65,000	71,016

Cinemark USA, Inc. company guaranty sr. unsec. notes 8 5/8s, 2019			25,000	25,750

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			5,000	4,725

CityCenter Holdings LLC/CityCenter Finance Corp. 144A company guaranty sr. notes 10 3/4s, 2017(PIK)			63,335	57,477

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			45,000	33,413

Clear Channel Communications, Inc. company guaranty unsec. unsub. notes 10 3/4s, 2016			15,000	7,763

Clear Channel Communications, Inc. sr. unsec. notes 5 1/2s, 2014			40,000	22,600

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017			115,000	117,588

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015			30,000	30,150

Cumulus Media, Inc. 144A sr. notes 7 3/4s, 2019			50,000	42,125

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 7 5/8s, 2016			25,000	26,875

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 5s, 2021			80,000	84,622

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2019			40,000	45,004

DISH DBS Corp. company guaranty 6 5/8s, 2014			5,000	5,056

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			85,000	86,700

DISH DBS Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			40,000	38,200

Echostar DBS Corp. sr. notes 6 3/8s, 2011			35,000	35,000

Expedia, Inc. company guaranty sr. unsec. notes 7.456s, 2018			30,000	33,300

FelCor Lodging Escrow, LP 144A sr. notes 6 3/4s, 2019(R)			60,000	53,700

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			61,000	63,440

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			100,000	111,500

General Motors Financial Co., Inc. 144A sr. notes 6 3/4s, 2018			30,000	29,400

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015			50,000	45,250

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			35,000	33,950

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			110,000	124,463

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			85,000	91,375

Isle of Capri Casinos, Inc. company guaranty 7s, 2014			51,000	46,346

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			35,000	31,938

Jarden Corp. company guaranty sr. unsec. sub. notes 7 1/2s, 2017			115,000	117,300

Johnson Controls, Inc. sr. unsec. notes 5.7s, 2041			10,000	11,239

Lamar Media Corp. company guaranty sr. sub. notes 7 7/8s, 2018			15,000	15,000

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			163,000	153,220

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016			65,000	65,650

Liberty Interactive, LLC debs. 8 1/4s, 2030			50,000	47,375

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			40,000	40,450

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			70,000	63,000

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			45,000	49,155

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			40,000	2,300

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			50,000	45,125

McClatchy Co. (The) company guaranty sr. notes 11 1/2s, 2017			20,000	17,350

MGM Resorts International company guaranty sr. notes 9s, 2020			10,000	10,388

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			15,000	12,750

MGM Resorts International company guaranty sr. unsec. notes 6 5/8s, 2015			20,000	16,950

MGM Resorts International sr. notes 10 3/8s, 2014			5,000	5,456

MGM Resorts International sr. notes 6 3/4s, 2012			95,000	93,100

Michaels Stores, Inc. company guaranty 11 3/8s, 2016			30,000	30,375

MTR Gaming Group, Inc. 144A notes 11 1/2s, 2019			105,000	84,525

Navistar International Corp. sr. notes 8 1/4s, 2021			65,000	66,625

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			35,000	30,450

News America Holdings, Inc. company guaranty 7 3/4s, 2024			50,000	62,099

News America Holdings, Inc. debs. 7 3/4s, 2045			85,000	103,317

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018			35,000	35,700

Nortek, Inc. 144A company guaranty sr. notes 8 1/2s, 2021			15,000	12,075

Nortek, Inc. 144A company guaranty sr. unsec. notes 10s, 2018			50,000	46,250

Owens Corning company guaranty sr. unsec. notes 9s, 2019			110,000	129,800

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019			25,000	26,500

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016			65,000	64,350

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			25,000	25,125

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			25,000	25,688

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			5,000	5,038

Pinnacle Entertainment, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2015			70,000	67,375

Ply Gem Industries, Inc. company guaranty sr. notes 8 1/4s, 2018			5,000	4,075

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			40,000	38,400

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			30,000	24,000

QVC Inc. 144A sr. notes 7 3/8s, 2020			25,000	26,625

Realogy Corp. company guaranty sr. unsec. unsub. notes 11 1/2s, 2017			60,000	39,900

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			15,000	11,325

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			55,000	54,450

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A sr. notes 8 5/8s, 2017			55,000	51,838

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			55,000	44,963

Scotts Miracle-Gro Co. (The) 144A sr. notes 6 5/8s, 2020			40,000	39,200

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014			15,000	14,138

Sealy Mattress Co. 144A company guaranty sr. sec. notes 10 7/8s, 2016			52,000	54,860

Sears Holdings Corp. company guaranty 6 5/8s, 2018			35,000	28,875

Standard Pacific Corp. company guaranty sr. unsec. unsub. notes 7s, 2015			5,000	4,700

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			15,000	15,075

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023			5,000	6,402

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021			65,000	68,343

Time Warner, Inc. company guaranty sr. unsec. notes 3.15s, 2015			85,000	87,916

Time Warner, Inc. debs. 9.15s, 2023			40,000	54,854

Toys R Us - Delaware, Inc. 144A company guaranty sr. notes 7 3/8s, 2016			10,000	9,625

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			90,000	95,175

Travelport LLC company guaranty 11 7/8s, 2016			10,000	3,950

Travelport LLC company guaranty 9 7/8s, 2014			35,000	22,925

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			30,000	17,550

TRW Automotive, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2014		EUR	50,000	67,254

Universal City Development Partners, Ltd. company guaranty sr. unsec. notes 8 7/8s, 2015			$58,000	62,930

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			40,000	31,200

Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014 (In default)(F)(NON)(PIK)			44,015	1,497

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			142,000	188,306

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040			10,000	11,427

Walt Disney Co. sr. unsec. notes 2 3/4s, 2021			30,000	29,516

Walt Disney Co. sr. unsec. unsub. notes 4 3/8s, 2041			10,000	10,540

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company guaranty 1st mtge. notes 7 3/4s, 2020			25,000	26,250

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013			75,000	84,000

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			50,000	50,500

Yankee Candle Co. company guaranty sr. notes Ser. B, 8 1/2s, 2015			75,000	72,000

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			30,000	25,500

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			82,000	83,640

				5,484,076
Consumer staples (1.6%)

ACCO Brands Corp. company guaranty sr. notes 10 5/8s, 2015			30,000	32,250

AE Escrow Corp. 144A sr. unsec. notes 9 3/4s, 2020			15,000	14,400

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			50,000	66,260

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			5,000	6,554

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			60,000	69,905

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			10,000	9,900

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2016			30,000	28,950

Bunge Ltd., Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			4,000	4,984

Bunge Ltd., Finance Corp. company guaranty unsec. unsub. notes 4.1s, 2016			41,000	41,912

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			30,000	30,900

Central Garden & Pet Co. company guaranty sr. sub. notes 8 1/4s, 2018			35,000	33,425

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016(PIK)			25,000	22,125

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			35,000	25,200

Claire's Stores, Inc. 144A company guaranty sr. unsec. notes 9 5/8s, 2015			33,413	25,728

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			60,000	63,000

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			95,000	99,750

CVS Caremark Corp. jr. unsec. sub. bonds FRB 6.302s, 2037			38,000	36,765

CVS Pass-Through Trust 144A company guaranty notes 7.507s, 2032			77,534	91,370

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037			70,000	84,620

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			50,000	49,625

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018			10,000	10,125

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			50,000	47,125

Del Monte Foods Co. 144A company guaranty sr. unsec. notes 7 5/8s, 2019			10,000	8,450

Delhaize Group company guaranty sr. unsec. bond 5 7/8s, 2014 (Belgium)			50,000	54,598

Diageo Capital PLC company guaranty 5 3/4s, 2017 (United Kingdom)			55,000	64,245

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			45,000	44,663

Dole Food Co. sr. notes 13 7/8s, 2014			13,000	14,853

Dole Food Co. 144A sr. notes 8s, 2016			35,000	35,788

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			40,000	40,000

General Mills, Inc. sr. unsec. notes 5.65s, 2019			25,000	29,674

Diageo Investment Corp. company guaranty 8s, 2022 (Canada)			40,000	53,485

H.J. Heinz Co. sr. unsec. notes 5.35s, 2013			76,000	81,719

Hertz Corp. company guaranty sr. unsec. notes 8 7/8s, 2014			4,000	4,000

Hertz Corp. company guaranty sr. unsec. notes 7 1/2s, 2018			15,000	14,325

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	50,000	65,698

JBS USA LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014			$55,000	58,850

JBS USA LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			125,000	103,125

Kraft Foods, Inc. sr. unsec. notes 6 1/2s, 2017			4,000	4,746

Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			135,000	165,476

Kroger Co. company guaranty 6.4s, 2017			137,000	162,441

Landry's Restaurants, Inc. company guaranty sr. notes 11 5/8s, 2015			10,000	10,050

Landry's Restaurants, Inc. 144A company guaranty sr. notes 11 5/8s, 2015			15,000	15,075

Libbey Glass, Inc. sr. notes 10s, 2015			18,000	18,855

McDonald's Corp. sr. unsec. bond 6.3s, 2037			51,000	69,041

McDonald's Corp. sr. unsec. notes 5.7s, 2039			59,000	74,538

Michael Foods, Inc. company guaranty sr. unsec notes 9 3/4s, 2018			20,000	20,650

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			58,000	77,174

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. company guaranty sr. unsec. notes 9 1/4s, 2015			75,000	74,438

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			50,000	51,000

Reddy Ice Corp. company guaranty sr. notes 11 1/4s, 2015			50,000	45,625

Revlon Consumer Products Corp. company guaranty notes 9 3/4s, 2015			90,000	94,275

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			40,000	38,200

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			123,000	97,170

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			15,000	15,638

Roadhouse Financing, Inc. notes 10 3/4s, 2017			30,000	27,825

RSC Equipment Rental, Inc. 144A sr. sec. notes 10s, 2017			20,000	21,000

Service Corporation International sr. notes 7s, 2019			20,000	20,200

Service Corporation International sr. unsec. unsub. notes 6 3/4s, 2016			105,000	107,625

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014			85,000	96,475

Spectrum Brands, Inc. sr. notes 9 1/2s, 2018			25,000	26,625

Spectrum Brands, Inc. sr. unsec. sub. bonds 12s, 2019			28,573	30,930

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			35,000	33,863

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014			45,000	51,975

United Rentals North America, Inc. company guaranty sr. unsec. sub. notes 8 3/8s, 2020			20,000	18,300

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			25,000	25,938

Wendy's Co. (The) company guaranty sr. unsec. unsub. notes 10s, 2016			85,000	89,463

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			20,000	19,450

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			25,000	23,500

				3,195,907
Energy (1.9%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			30,000	27,975

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			35,000	32,725

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			175,000	207,239

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			20,000	21,823

Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017			5,000	5,609

Apache Corp. sr. unsec. unsub. notes 3 5/8s, 2021			90,000	94,100

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			40,000	38,400

Arch Coal, Inc. 144A company guaranty sr. unsec. notes 7s, 2019			40,000	38,000

Arch Western Finance, LLC company guaranty sr. notes 6 3/4s, 2013			19,000	18,953

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015			20,000	13,925

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			145,000	151,065

Brigham Exploration Co. company guaranty sr. unsec notes 6 7/8s, 2019			10,000	9,750

Brigham Exploration Co. company guaranty sr. unsec. notes 8 3/4s, 2018			35,000	37,450

Carrizo Oil & Gas, Inc. company guaranty sr. unsec notes 8 5/8s, 2018			65,000	63,700

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			35,000	35,000

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 7/8s, 2017			75,000	72,750

Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013			45,000	47,138

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			15,000	14,250

Complete Production Services, Inc. company guaranty 8s, 2016			65,000	65,000

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			45,000	43,650

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			90,000	94,725

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			50,000	52,250

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2021			5,000	4,825

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			55,000	56,375

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			55,000	58,025

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			25,000	24,125

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			100,000	89,500

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 9 1/8s, 2017			20,000	20,200

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			25,000	21,250

Forbes Energy Services Ltd. 144A company guaranty sr. unsec. notes 9s, 2019			30,000	27,750

Frac Tech Services, LLC/Frac Tech Finance, Inc. 144A company guaranty sr. notes 7 1/8s, 2018			45,000	45,675

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Russia)			100,000	98,000

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Netherlands)			200,000	222,330

Goodrich Petroleum Corp. 144A sr. notes 8 7/8s, 2019			70,000	67,550

Helix Energy Solutions Group, Inc. 144A sr. unsec. notes 9 1/2s, 2016			110,000	111,650

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017			25,000	23,625

Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014			10,000	9,850

Inergy LP/Inergy Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021			50,000	45,500

James River Escrow, Inc. 144A sr. notes 7 7/8s, 2019			15,000	12,600

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			10,000	12,297

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			40,000	38,500

Laredo Petroleum, Inc. 144A sr. notes 9 1/2s, 2019			35,000	36,750

Marathon Petroleum Corp. 144A sr. unsec. notes 6 1/2s, 2041			25,000	26,970

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			35,000	33,513

Milagro Oil & Gas 144A notes 10 1/2s, 2016			45,000	36,000

Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012			15,000	15,560

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016			30,000	30,300

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			20,000	19,775

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014			55,000	55,275

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			85,000	97,213

Offshore Group Investments, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			35,000	36,050

Offshore Group Investments, Ltd. 144A company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			10,000	10,300

OPTI Canada, Inc. company guaranty sr. sec. notes 8 1/4s, 2014 (Canada) (In default)(NON)			15,000	9,450

OPTI Canada, Inc. company guaranty sr. sec. notes 7 7/8s, 2014 (Canada) (In default)(NON)			35,000	22,050

Peabody Energy Corp. company guaranty 7 3/8s, 2016			65,000	71,419

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			5,000	5,256

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			340,000	231,625

Petroleum Development Corp. company guaranty sr. unsec. notes 12s, 2018			60,000	64,200

Plains Exploration & Production Co. company guaranty 7 3/4s, 2015			5,000	5,150

Plains Exploration & Production Co. company guaranty 7s, 2017			100,000	100,000

Quicksilver Resources, Inc. company guaranty 7 1/8s, 2016			10,000	8,800

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			60,000	64,800

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			20,000	21,300

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			55,000	56,100

Sabine Pass LNG LP sec. notes 7 1/2s, 2016			100,000	92,500

SandRidge Energy, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021			10,000	9,200

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			20,000	18,800

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			95,000	100,834

SM Energy Co. 144A sr. unsec. notes 6 5/8s, 2019			20,000	19,900

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			40,000	46,731

Total Capital SA company guaranty sr. unsec. unsub. notes 3s, 2015 (France)			100,000	105,762

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			10,000	9,950

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			10,000	9,961

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Switzerland)			35,000	49,608

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037			15,000	16,208

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.35s, 2017			25,000	28,238

Weatherford International, Ltd. sr. notes 5 1/2s, 2016 (Switzerland)			20,000	21,783

Whiting Petroleum Corp. company guaranty 7s, 2014			60,000	63,900

Williams Cos., Inc. (The) notes 7 3/4s, 2031			4,000	4,802

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			11,000	13,041

				3,844,178
Financials (3.6%)

Abbey National Treasury Service bank guaranty sr. unsec. unsub. notes FRN 1.832s, 2014 (United Kingdom)			50,000	47,636

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			35,000	31,063

Aflac, Inc. sr. unsec. notes 6.9s, 2039			75,000	76,976

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			35,000	30,489

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			25,000	24,719

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			25,000	23,141

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			20,000	18,100

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.526s, 2014			24,000	20,604

Ally Financial, Inc. unsec. sub. notes 8s, 2018			30,000	27,300

American Express Co. sr. unsec. notes 8 1/8s, 2019			145,000	183,006

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058			50,000	44,125

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			149,000	147,988

American International Group, Inc. sr. unsec. unsub. notes 4 1/4s, 2014			105,000	102,383

Bank of Montreal sr. unsec. bond 2 1/8s, 2013 (Canada)			65,000	66,450

Bank of New York Mellon Corp. (The) sr. unsec. notes 4.3s, 2014			90,000	97,106

Bank of New York Mellon Corp. (The) sr. unsec. notes 2.95s, 2015			20,000	20,773

BankAmerica Capital III bank guaranteed jr. unsec. FRN 0.819s, 2027			43,000	26,664

Barclays Bank PLC jr. unsec. sub. notes FRN 6.278s, 2049 (United Kingdom)			35,000	22,969

Barclays Bank PLC 144A jr. unsec. sub. notes FRN 6.86s, 2049 (United Kingdom)			90,000	64,800

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018			22,000	25,933

Bosphorus Financial Services, Ltd. 144A sr. notes FRN 2.086s, 2012			12,500	12,467

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			65,000	65,949

Capital One Capital III company guaranty 7.686s, 2036			31,000	30,303

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037			40,000	38,200

Capital One Capital V company guaranty jr. unsec. sub. notes 10 1/4s, 2039			65,000	65,975

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			15,000	14,400

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			45,000	50,738

CIT Group, Inc. 144A bonds 7s, 2017			230,000	223,100

CIT Group, Inc. 144A bonds 7s, 2016			95,000	92,150

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			50,000	49,750

Citigroup, Inc. sr. notes 6 1/2s, 2013			195,000	205,198

Citigroup, Inc. sub. notes 5s, 2014			120,000	117,691

Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032			19,000	18,365

CNO Financial Group, Inc. 144A company guaranty sr. notes 9s, 2018			40,000	41,400

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019			40,000	38,800

Credit Suisse First Boston USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2011			130,000	130,623

Credit Suisse Guernsey, Ltd. jr. unsec. sub. notes FRN 5.86s, 2017 (United Kingdom)			54,000	42,390

Deutsche Bank AG London sr. unsec. notes 2 3/8s, 2013 (United Kingdom)			5,000	4,973

Deutsche Bank AG/London sr. unsec. notes 3 7/8s, 2014 (United Kingdom)			125,000	127,575

Deutsche Bank Capital Funding Trust VII 144A jr. unsec. sub. bonds FRB 5.628s, perpetual maturity			55,000	36,850

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)			57,000	61,273

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			30,000	29,925

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017			30,000	33,825

Fleet Capital Trust V bank guaranteed jr. sub. FRN 1.35s, 2028			29,000	17,493

GATX Financial Corp. notes 5.8s, 2016			25,000	27,918

GE Capital Trust I unsec. sub. bonds FRB 6 3/8s, 2067			135,000	130,106

General Electric Capital Corp. sr. unsec. FRN Ser. MTN, 0.478s, 2016			65,000	60,390

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			150,000	171,236

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			170,000	186,787

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			169,000	152,799

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)			60,000	63,285

HSBC Finance Capital Trust IX FRN 5.911s, 2035			100,000	83,000

HSBC Finance Corp. 144A sr. unsec. sub. notes 6.676s, 2021			221,000	217,204

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015			35,000	32,375

HUB International Holdings, Inc. 144A sr. unsec. unsub. notes 9s, 2014			5,000	4,800

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			95,000	94,644

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			5,000	4,350

JPMorgan Chase & Co. sr. notes 6s, 2018			270,000	300,681

JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036			119,000	118,707

Lehman Brothers E-Capital Trust I FRN zero %, 2065 (In default)(NON)			285,000	29

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017			54,000	55,080

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			100,000	94,500

Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s, 2012			95,000	96,868

Merrill Lynch & Co., Inc. sr. unsec. notes 6.4s, 2017			70,000	67,868

Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN, 6 7/8s, 2018			318,000	318,114

MetLife, Inc. sr. unsec. 6 3/4s, 2016			55,000	63,257

Metropolitan Life Global Funding I 144A notes 3.65s, 2018			100,000	102,501

MPT Operating Partnership LP/MPT Finance Corp. 144A company guaranty sr. notes 6 7/8s, 2021(R)			20,000	19,000

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			40,000	41,000

Nationwide Financial Services notes 5 5/8s, 2015			25,000	26,571

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031			45,000	48,967

Nuveen Investments, Inc. company guaranty sr. unsec. unsub. notes 10 1/2s, 2015			50,000	46,125

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			45,000	42,919

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			90,000	93,719

OneBeacon US Holdings, Inc. company guaranty sr. unsec. notes 5 7/8s, 2013			9,000	9,224

Progressive Corp. (The) jr. unsec. sub. notes FRN 6.7s, 2037			85,000	84,363

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/4s, 2017			25,000	24,375

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			25,000	21,625

Prudential Financial, Inc. jr. unsec. sub. notes FRN 8 7/8s, 2038			30,000	32,087

Residential Capital LLC company guaranty jr. notes 9 5/8s, 2015			50,000	38,750

Royal Bank of Scotland PLC (The) bank guaranty sr. unsec. unsub. notes 3.95s, 2015 (United Kingdom)			75,000	70,518

Sabra Health Care LP/Sabra Capital Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018(R)			15,000	13,950

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			21,000	20,231

Simon Property Group LP sr. unsec. notes 6 1/8s, 2018(R)			41,000	46,099

Simon Property Group LP sr. unsec. unsub. notes 5 1/4s, 2016(R)			22,000	23,965

Simon Property Group LP sr. unsec. unsub. notes 4 3/8s, 2021(R)			40,000	40,637

SLM Corp. sr. notes Ser. MTN, 8s, 2020			40,000	39,488

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			25,000	26,004

Springleaf Finance Corp. sr. unsec. notes Ser. MTNI, 4 7/8s, 2012			140,000	130,900

State Street Capital Trust IV company guaranty jr. unsec. sub. bonds FRB 1.347s, 2037			75,000	52,622

USI Holdings Corp. 144A company guaranty sr. unsec. notes FRN 4.161s, 2014			5,000	4,350

Ventas Realty LP/Capital Corp. company guaranty 9s, 2012(R)			90,000	93,035

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017(R)			40,000	41,669

Vnesheconombank Via VEB Finance PLC 144A bank guaranteed bonds 6.8s, 2025 (Russia)			300,000	282,750

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015(R)			70,000	72,587

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			100,000	96,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			392,000	395,920

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			20,000	22,515

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			15,000	15,243

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			80,000	83,237

Westpac Capital Trust III 144A unsec. sub. notes FRN 5.819s, perpetual maturity (Australia)			60,000	58,437

Willis Group North America, Inc. company guaranty 6.2s, 2017			10,000	10,920

				7,268,439
Health care (0.9%)

Abbott Laboratories sr. unsec. notes 5 7/8s, 2016			90,000	105,947

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			38,000	48,640

Amgen, Inc. sr. unsec. notes 3.45s, 2020			125,000	128,912

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			71,000	95,269

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			35,000	32,988

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017			25,000	25,750

Capella Healthcare, Inc. 144A company guaranty sr. notes 9 1/4s, 2017			50,000	47,500

CDRT Merger Sub, Inc. 144A company guaranty sr. unsec. notes 8 1/8s, 2019			35,000	32,375

CHS/Community Health Systems, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2015			95,000	93,338

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			80,000	82,877

DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			10,000	9,600

DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s, 2018			35,000	33,600

Endo Pharmaceuticals Holdings, Inc. 144A company guaranty sr. unsec. notes 7s, 2019			25,000	25,094

Giant Funding Corp. 144A sr. notes 8 1/4s, 2018 (Spain)			65,000	65,000

HCA, Inc. sr. notes 6 1/2s, 2020			145,000	141,013

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			40,000	36,600

Health Management Associates, Inc. sr. notes 6 1/8s, 2016			55,000	54,038

IASIS Healthcare, LLC/IASIS Capital Corp. 144A sr. notes 8 3/8s, 2019			75,000	60,750

Johnson & Johnson sr. unsec. notes 4.85s, 2041			115,000	135,891

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			35,000	34,650

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			15,000	18,825

Select Medical Corp. company guaranty 7 5/8s, 2015			15,000	12,994

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			15,000	14,250

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)			16,477	15,818

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			35,000	34,650

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			6,000	6,495

Tenet Healthcare Corp. sr. notes 9s, 2015			100,000	105,500

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			30,000	31,725

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC company guaranty sr. unsec. unsub. notes 3s, 2015 (Netherland Antilles)			50,000	52,383

United Surgical Partners International, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2017			20,000	20,000

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			105,000	115,868

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			5,000	4,425

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			20,000	18,100

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			5,000	4,606

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016			2,000	1,300

WellPoint, Inc. notes 7s, 2019			35,000	43,247

				1,790,018
Miscellaneous (—%)

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 7 1/4s, 2021			25,000	24,250

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 6 1/2s, 2016			55,000	54,313

				78,563
Technology (0.9%)

Advanced Micro Devices, Inc. sr. unsec. notes 8 1/8s, 2017			5,000	5,000

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			50,000	49,000

Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029			30,000	24,900

Avaya, Inc. company guaranty sr. unsec. notes 10 1/8s, 2015(PIK)			40,000	29,300

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			75,000	54,750

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			20,000	17,000

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			75,000	60,375

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			30,000	24,750

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			135,000	141,911

Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018			38,000	41,045

Dell, Inc. sr. unsec. notes 5 7/8s, 2019			70,000	79,718

Eagle Parent Inc. 144A sr. notes 8 5/8s, 2019 (Canada)			50,000	45,250

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			15,000	15,600

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			25,000	26,000

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015(PIK)			268,922	223,878

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			35,000	27,650

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			20,000	17,750

First Data Corp. 144A sr. bonds 12 5/8s, 2021			65,000	48,100

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			24,000	24,000

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			13,000	13,520

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			50,000	51,375

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014			35,000	38,263

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			20,000	22,316

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			15,000	14,850

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			95,000	96,188

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015(F)			24,000	23,640

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041			25,000	30,726

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			85,000	94,139

Oracle Corp. 144A notes 3 7/8s, 2020			65,000	69,466

Oracle Corp. 144A sr. notes 5 3/8s, 2040			35,000	40,531

Pitney Bowes, Inc. sr. unsec. unsub. notes Ser. MTN, 5 1/4s, 2037			50,000	50,745

Seagate HDD Cayman 144A company guaranty sr. unsec. notes 7 3/4s, 2018 (Cayman Islands)			35,000	34,300

SunGard Data Systems, Inc. company guaranty 10 1/4s, 2015			7,000	7,070

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			35,000	32,550

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			45,000	44,100

Xerox Corp. sr. unsec. notes 6 3/4s, 2039			55,000	65,233

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			21,000	22,708

				1,707,697
Transportation (0.3%)

AMGH Merger Sub, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			45,000	45,225

Burlington Northern Santa Fe Corp. sr. unsec. unsub. notes 5 3/4s, 2040			35,000	40,861

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			70,000	78,384

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			70,112	73,618

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 8s, 2018 (Mexico)			25,000	27,156

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 6 1/8s, 2021 (Mexico)			10,000	9,900

Northwest Airlines Corp. pass-through certificates Ser. 00-1, 7.15s, 2019			80,794	80,794

RailAmerica, Inc. company guaranty sr. notes 9 1/4s, 2017			56,000	60,620

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			55,000	48,950

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			16,015	15,454

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			50,000	33,500

				514,462
Utilities and power (1.5%)

AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013			64,000	67,451

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			85,000	85,425

AES Corp. (The) 144A sr. notes 7 3/8s, 2021			30,000	28,350

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035			25,000	28,346

Arizona Public Services Co. sr. unsec. notes 5.05s, 2041			35,000	38,145

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019			5,000	6,751

Beaver Valley Funding Corp. sr. bonds 9s, 2017			18,000	19,318

Boardwalk Pipelines LP company guaranty 5 7/8s, 2016			66,000	73,917

Bruce Mansfield Unit pass-through certificates 6.85s, 2034			36,849	39,428

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			40,000	39,200

Calpine Corp. 144A sr. notes 7 1/4s, 2017			95,000	91,675

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			10,000	11,615

Commonwealth Edison Co. 1st mtge. 6.15s, 2017			15,000	17,533

Commonwealth Edison Co. 1st mtge. 5.9s, 2036			98,000	117,393

Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B, 2.669s, 2066			165,000	146,850

Dominion Resources, Inc. unsub. notes 5.7s, 2012			91,000	94,985

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s, 2019			130,000	78,650

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016			15,000	10,050

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013			10,000	9,300

Edison Mission Energy sr. unsec. notes 7.2s, 2019			60,000	34,200

El Paso Corp. sr. notes Ser. GMTN, 7 3/4s, 2032			35,000	40,539

El Paso Corp. sr. unsec. notes 7s, 2017			120,000	134,420

Electricite de France 144A notes 6 1/2s, 2019 (France)			60,000	70,132

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			15,000	14,550

Energy Future Intermediate Holding Co., LLC sr. notes 9 3/4s, 2019			66,000	63,360

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			24,000	23,400

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			50,000	51,375

Energy Transfer Partners LP sr. unsec. unsub. notes 5.65s, 2012			60,000	61,843

Energy Transfer Partners LP sr. unsec. unsub. notes 4.65s, 2021			40,000	37,970

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 5.95s, 2041			50,000	53,627

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 3.2s, 2016			35,000	35,789

FirstEnergy Corp. notes Ser. B, 6.45s, 2011			3,000	3,016

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			70,000	65,450

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			10,000	9,400

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			35,000	35,963

ITC Holdings Corp. 144A notes 5 7/8s, 2016			76,000	86,056

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			35,000	39,959

Kansas Gas & Electric Co. bonds 5.647s, 2021			15,520	16,154

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020			70,000	82,647

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			39,000	46,713

MidAmerican Funding, LLC sr. sec. bonds 6.927s, 2029			130,000	164,508

Nevada Power Co. mtge. sec. notes 7 1/8s, 2019			40,000	50,087

NRG Energy, Inc. company guaranty 7 3/8s, 2017			20,000	20,600

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			120,000	109,800

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			25,000	26,097

NV Energy, Inc. sr. unsec. unsub. notes 6 3/4s, 2017			40,000	40,429

Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034			110,000	131,288

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016			76,000	87,014

Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012			8,289	8,297

PSEG Power, LLC company guaranty sr. unsec. notes 5.32s, 2016			37,000	40,920

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			25,000	30,356

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067			98,000	97,510

Spectra Energy Capital, LLC sr. notes 8s, 2019			45,000	56,402

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			5,000	5,649

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty sr. unsec. notes 10 1/2s, 2016(PIK)			76,596	32,170

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 15s, 2021			30,000	18,300

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			35,000	28,000

Trans-Canada Pipelines, Ltd. jr. unsec. sub. notes FRN 6.35s, 2067 (Canada)			30,000	29,871

Union Electric Co. sr. sec. notes 6.4s, 2017			50,000	59,417

West Penn Power Co. 144A 1st mtge. 5.95s, 2017			25,000	29,692

				3,077,352

Total corporate bonds and notes (cost $35,159,278)				$35,344,622

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (13.5%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (5.0%)

Government National Mortgage Association Pass-Through Certificates
6 1/2s, with due dates from May 20, 2037 to November 20, 2039			$2,201,372	$2,455,905
4 1/2s, TBA, October 1, 2041			7,000,000	7,605,938

				10,061,843
U.S. Government Agency Mortgage Obligations (8.5%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
3 1/2s, with due dates from December 1, 2040 to January 1, 2041			959,861	986,557

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, October 1, 2041			8,000,000	8,683,125
4 1/2s, TBA, October 1, 2041			1,000,000	1,060,938
4s, TBA, October 1, 2041			1,000,000	1,048,125
4s, TBA, October 1, 2026			5,000,000	5,271,875

				17,050,620

Total U.S. government and agency mortgage obligations (cost $26,944,057)				$27,112,463

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 4 1/4s, November 15, 2013(SEGSF)			$20,000	$21,661

Total U.S. treasury Obligations (cost $20,031)				$21,661

FOREIGN GOVERNMENT BONDS AND NOTES (9.9%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$40,000	$32,000

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			150,000	143,030

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			840,000	711,992

Argentina (Republic of) sr. unsec. unsub. bonds FRB 0.439s, 2012			1,470,000	171,035

Brazil (Federal Republic of) notes 10s, 2012		BRL	853	462,470

Canada (Government of) bonds 5s, 2037		CAD	600,000	802,494

Canada (Government of) notes 4s, 2017		CAD	1,900,000	2,063,284

Indonesia (Republic of) 144A sr. unsec. notes 4 7/8s, 2021			$200,000	202,000

Switzerland (Government of) bonds 2 1/2s, 2016		CHF	600,000	727,826

Switzerland (Government of) bonds 2s, 2021		CHF	300,000	363,509

Ukraine (Government of) 144A bonds 7 3/4s, 2020			$100,000	90,000

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			400,000	385,000

United Kingdom (Government of) bonds 4 1/4s, 2027		GBP	1,600,000	2,882,041

United Kingdom (Government of) bonds 4s, 2060		GBP	20,000	33,910

United Kingdom (Government of) bonds 2 3/4s, 2015		GBP	2,300,000	3,804,456

United Kingdom Treasury bonds 4s, 2022		GBP	2,000,000	3,558,183

United Kingdom Treasury bonds 3 3/4s, 2019		GBP	1,900,000	3,336,343

Total foreign government bonds and notes (cost $19,484,825)				$19,769,573

MORTGAGE-BACKED SECURITIES (4.8%)(a)
			Principal amount	Value

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.801s, 2049			$98,000	$102,514
Ser. 07-2, Class A2, 5.634s, 2049			106,607	107,594
Ser. 07-1, Class XW, IO, 0.463s, 2049			1,637,287	18,971

Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.876s, 2035			537,237	1,340
Ser. 07-5, Class XW, IO, 0.587s, 2051			2,802,299	45,913
Ser. 04-5, Class XC, IO, 0.473s, 2041			1,445,394	25,936
Ser. 04-4, Class XC, IO, 0.458s, 2042			989,521	20,643

Banc of America Funding Corp. FRB Ser. 06-A, Class 3A2, 2.846s, 2036			410,854	197,210

Bear Stearns Alt-A Trust FRB Ser. 06-3, Class 36A1, 5.935s, 2036			148,996	90,888

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-PW16, Class A2, 5.853s, 2040			20,316	21,012
Ser. 04-PR3I, Class X1, IO, 0.314s, 2041			481,070	8,502

Bear Stearns Commercial Mortgage Securities, Inc. 144A Ser. 06-PW14, Class X1, IO, 0.255s, 2038			1,538,159	23,611

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.21s, 2049			6,897,447	85,390

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.552s, 2049			1,656,834	23,858
Ser. 07-CD4, Class XC, IO, 0.17s, 2049			9,010,358	79,291

Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031			29,018	29,906
Ser. 98-C2, Class F, 5.44s, 2030			275,856	284,350

Commercial Mortgage Pass-Through Certificates FRB Ser. 07-C9, Class A2, 5.811s, 2049			66,208	66,375

Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-C8, Class XS, IO, 0.237s, 2046			7,478,471	90,718
Ser. 05-LP5, Class XC, IO, 0.23s, 2043			5,830,397	56,036
Ser. 05-C6, Class XC, IO, 0.103s, 2044			5,580,364	32,314

Countrywide Alternative Loan Trust FRB Ser. 05-84, Class 4A1, 5.736s, 2036			353,281	208,436

Credit Suisse Mortgage Capital Certificates
FRB Ser. 08-C1, Class A2, 6.418s, 2041			59,000	60,805
FRB Ser. 07-C4, Class A2, 5.991s, 2039			125,576	126,266
Ser. 07-C2, Class A2, 5.448s, 2049			28,703	28,800
Ser. 07-C1, Class AAB, 5.336s, 2040			61,000	63,666
Ser. 06-C5, Class AX, IO, 0.211s, 2039			3,155,262	46,622

Credit Suisse Mortgage Capital Certificates 144A Ser. 07-C2, Class AX, IO, 0.272s, 2049			7,870,505	50,804

CS First Boston Mortgage Securities Corp.
Ser. 05-C5, Class AJ, 5.1s, 2038			80,000	72,437
Ser. 05-C5, Class AM, 5.1s, 2038			55,000	56,530

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			69,000	71,968
FRB Ser. 03-CK2, Class G, 5.744s, 2036			84,000	81,454
Ser. 02-CP3, Class AX, IO, 1.617s, 2035			1,235,236	8,053
Ser. 04-C4, Class AX, IO, 0.413s, 2039			528,865	11,961

DLJ Commercial Mortgage Corp. 144A
Ser. 99-CG2, Class B3, 6.1s, 2032			2,419	2,419
Ser. 99-CG2, Class B4, 6.1s, 2032			130,000	127,415

Federal National Mortgage Association Grantor Trust
IFB Ser. 06-8, Class HP, 23.707s, 2036			68,220	108,862
IFB Ser. 05-45, Class DA, 23.56s, 2035			91,516	145,356
IFB Ser. 07-53, Class SP, 23.34s, 2037			71,215	102,848
IFB Ser. 05-75, Class GS, 19.546s, 2035			45,523	65,337
Ser. 06-46, Class OC, PO, zero %, 2036			51,668	46,471

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.872s, 2037			52,373	77,662
IFB Ser. 3072, Class SM, 22.957s, 2035			55,276	87,307
IFB Ser. 3072, Class SB, 22.81s, 2035			51,219	80,544
IFB Ser. 3249, Class PS, 21.519s, 2036			60,489	87,574
IFB Ser. 3065, Class DC, 19.173s, 2035			72,024	108,236
IFB Ser. 2990, Class LB, 16.36s, 2034			76,041	102,673
IFB Ser. 3287, Class SE, IO, 6.471s, 2037			227,314	31,683
IFB Ser. 3835, Class SC, IO, 6.421s, 2038			805,902	136,254
IFB Ser. 3861, Class PS, IO, 6.371s, 2037			1,139,731	177,015
IFB Ser. 3708, Class SQ, IO, 6.321s, 2040			363,645	50,139
IFB Ser. 3708, Class SA, IO, 6.221s, 2040			626,065	84,575
Ser. 3934, Class AS, IO, 4 1/2s, 2041(FWC)			692,000	139,914
Ser. 3934, Class BS, IO, 4 1/2s, 2041(FWC)			1,480,000	274,262
Ser. 3327, Class IF, IO, zero %, 2037			5,398	2
Ser. 3124, Class DO, PO, zero %, 2036			21,090	18,266
FRB Ser. 3326, Class YF, zero %, 2037			1,768	1,684
FRB Ser. 3003, Class XF, zero %, 2035			3,227	3,223

Federal National Mortgage Association
IFB Ser. 11-101, Class SC, IO, 6.3s, 2040			207,000	39,460
IFB Ser. 404, Class S13, IO, 6.165s, 2040			440,380	60,035
IFB Ser. 11-101, Class BS, IO, 5.85s, 2039			820,000	127,116
IFB Ser. 11-101, Class SA, IO, 5.7s, 2041			109,000	19,552

First Union National Bank-Bank of America Commercial Mortgage 144A Ser. 01-C1, Class 3, IO, 1.538s, 2033			145,829	1

First Union-Lehman Brothers Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029			131,000	137,671
Ser. 97-C2, Class G, 7 1/2s, 2029			40,000	42,575

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.168s, 2043			3,145,560	22,378
Ser. 05-C3, Class XC, IO, 0.122s, 2045			28,868,961	141,924
Ser. 07-C1, Class XC, IO, 0.102s, 2049			10,716,431	54,482

GMAC Commercial Mortgage Securities, Inc.
Ser. 04-C3, Class AJ, 4.915s, 2041			75,000	69,110
Ser. 97-C1, Class X, IO, 1.324s, 2029			71,511	2,323
Ser. 05-C1, Class X1, IO, 0.308s, 2043			2,607,637	35,623

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G, 6.974s, 2036			9,886	8,601

Government National Mortgage Association
Ser. 11-140, Class CI, 6s, 2040(FWC)			1,270,000	165,100
IFB Ser. 11-35, Class AS, IO, 5.87s, 2037			486,218	62,544
Ser. 10-150, Class WI, IO, 5s, 2038			503,511	64,006
FRB Ser. 07-35, Class UF, zero %, 2037			2,911	2,843

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class AJ, 4.859s, 2042			61,000	56,221

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2, 5.506s, 2038			108,014	109,533

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030			42,479	42,585
Ser. 04-C1, Class X1, IO, 1.163s, 2028			48,154	—
Ser. 03-C1, Class X1, IO, 0.999s, 2040			582,405	3,987
Ser. 06-GG6, Class XC, IO, 0.143s, 2038			2,115,742	3,703

IndyMac Indx Mortgage Loan Trust FRB Ser. 06-AR3, Class 2A1A, 2.741s, 2036			570,474	273,828

JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, 0.435s, 2037			415,520	185,145

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029			18,071	18,255
FRB Ser. 07-LD12, Class A3, 6.184s, 2051			391,000	414,810
Ser. 06-LDP9, Class A2S, 5.298s, 2047			182,000	182,551
Ser. 06-LDP8, Class X, IO, 0.744s, 2045			2,026,127	42,318
Ser. 07-LDPX, Class X, IO, 0.516s, 2049			3,409,508	38,756

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032			12,375	12,353
Ser. 05-CB12, Class X1, IO, 0.138s, 2037			2,584,318	20,739

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031			35,110	33,355
Ser. 99-C1, Class G, 6.41s, 2031			37,135	32,679
Ser. 98-C4, Class H, 5.6s, 2035			50,000	53,587

LB-UBS Commercial Mortgage Trust Ser. 06-C6, Class AM, 5.413s, 2039			123,000	117,222

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.886s, 2038			1,361,916	32,020
Ser. 05-C3, Class XCL, IO, 0.386s, 2040			3,785,025	69,247
Ser. 06-C7, Class XCL, IO, 0.382s, 2038			2,402,997	33,805
Ser. 05-C2, Class XCL, IO, 0.338s, 2040			2,708,352	19,492
Ser. 05-C5, Class XCL, IO, 0.254s, 2040			4,681,327	69,162
Ser. 06-C6, Class XCL, IO, 0.241s, 2039			7,657,043	136,073
Ser. 06-C1, Class XCL, IO, 0.169s, 2041			4,682,505	48,197
Ser. 05-C7, Class XCL, IO, 0.157s, 2040			3,251,734	18,099

Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1, 0.857s, 2027			110,938	90,533

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.022s, 2050			128,000	134,729
Ser. 05-MCP1, Class XC, IO, 0.233s, 2043			2,510,518	26,991

Merrill Lynch Mortgage Trust 144A Ser. 04-KEY2, Class XC, IO, 0.436s, 2039			625,029	15,223

Merrill Lynch/Countrywide Commercial Mortgage Trust Ser. 07-6, Class A2, 5.331s, 2051			212,000	213,402

Mezz Cap Commercial Mortgage Trust 144A
Ser. 05-C3, Class X, IO, 6.119s, 2044			113,039	6,782
Ser. 06-C4, Class X, IO, 3.604s, 2045			480,036	24,002

Morgan Stanley Capital I
FRB Ser. 06-T23, Class A2, 5.922s, 2041			125,133	125,758
FRB Ser. 07-HQ12, Class A2, 5.774s, 2049			214,868	218,689
Ser. 07-IQ14, Class A2, 5.61s, 2049			65,132	66,183
FRB Ser. 07-HQ12, Class A2FL, 0.479s, 2049			98,821	86,459

Morgan Stanley Capital I 144A Ser. 05-HQ5, Class X1, IO, 0.171s, 2042			1,076,882	5,632

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 10.236s, 2043			79,143	80,811

Salomon Brothers Mortgage Securities VII 144A Ser. 02-KEY2, Class X1, IO, 2.035s, 2036			926,048	7,594

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4, Class AJ, 5.947s, 2039			181,000	163,336

Vericrest Opportunity Loan Transferee 144A Ser. 10-NPL1, Class M, 6s, 2039			191,647	190,689

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class A2, 5.926s, 2049			38,951	39,322
Ser. 07-C30, Class APB, 5.294s, 2043			140,000	147,024
Ser. 07-C30, Class A3, 5.246s, 2043			89,000	90,222
Ser. 07-C34, IO, 0.544s, 2046			1,615,456	26,073

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 03-C3, Class IOI, IO, 1.254s, 2035			601,212	6,241
Ser. 05-C18, Class XC, IO, 0.142s, 2042			3,132,530	24,841
Ser. 06-C26, Class XC, IO, 0.09s, 2045			1,475,921	4,383
Ser. 06-C23, Class XC, IO, 0.07s, 2045			2,538,292	11,397

Wachovia Mortgage Loan Trust, LLC FRB Ser. 06-AMN1, Class A2, 0.385s, 2036			428,793	175,805

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036			10,000	4,800
Ser. 05-C1A, Class C, 4.9s, 2036			13,000	13,103

Washington Mutual Mortgage Pass-Through Certificates FRB Ser. 07-HY1, Class A3A, 0.465s, 2037			393,027	222,557

Total mortgage-backed securities (cost $9,149,756)				$9,705,542

INVESTMENT COMPANIES (3.5%)(a)
			Shares	Value

Financial Select Sector SPDR Fund(S)			32,900	$389,207

Gladstone Investment Corp.			2,612	17,762

Market Vectors Gold Miners ETF (Exchange-traded fund)			429	23,677

SPDR S&P 500 ETF Trust(S)			57,730	6,533,304

Total investment Companies (cost $7,722,822)				$6,963,950

ASSET-BACKED SECURITIES (1.6%)(a)
			Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C, 0.385s, 2036			$75,000	$28,454

Ace Securities Corp. 144A Ser. 03-MH1, Class M2, 6 1/2s, 2030			22,892	22,835

Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A5, 8.32s, 2030			161,837	111,263
Ser. 00-A, Class A4, 8.29s, 2030			344,969	236,200
Ser. 00-A, Class A2, 7.575s, 2030			355,084	224,590

Conseco Finance Securitizations Corp. FRB Ser. 02-1, Class M1A, 2.272s, 2033			356,000	309,501

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.979s, 2032			46,759	18,703

Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019			72,676	36,233
Ser. 96-6, Class M1, 7.95s, 2027			173,000	179,920
Ser. 97-6, Class A9, 7.55s, 2029			20,789	21,993
Ser. 97-2, Class M1, 7.54s, 2028			185,621	135,503
Ser. 97-6, Class M1, 7.21s, 2029			73,000	63,303
Ser. 93-3, Class B, 6.85s, 2018			4,647	4,225
Ser. 99-2, Class A7, 6.44s, 2030			104,873	111,462

Greenpoint Manufactured Housing Ser. 00-3, Class IA, 8.45s, 2031			504,606	503,975

GSAA Home Equity Trust FRB Ser. 06-3, Class A2, 0.425s, 2036			202,635	88,146

Mid-State Trust Ser. 11, Class B, 8.221s, 2038			31,327	31,307

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.395s, 2036			59,241	24,572
FRB Ser. 06-2, Class A2C, 0.385s, 2036			82,000	42,377

Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022			48,834	38,230
Ser. 95-B, Class B1, 7.55s, 2021			12,959	9,737
Ser. 98-A, Class M, 6.825s, 2028			31,000	30,161
Ser. 01-E, Class A4, 6.81s, 2031			256,840	223,932
Ser. 01-C, Class A3, 6.61s, 2021			410,080	226,569
Ser. 99-B, Class A3, 6.45s, 2017			26,468	25,153
Ser. 01-E, Class A3, 5.69s, 2031			127,270	104,679
Ser. 02-C, Class A1, 5.41s, 2032			200,939	193,404

Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030			39,099	37,535

Residential Asset Mortgage Products, Inc. FRB Ser. 07-RZ1, Class A2, 0.395s, 2037			109,631	62,460

SG Mortgage Securities Trust FRB Ser. 06-OPT2, Class A3D, 0.445s, 2036			139,000	40,271

Total asset-backed securities (cost $3,480,769)				$3,186,693

COMMODITY LINKED NOTES (1.3%)(a)
			Principal amount	Value

Citigroup Funding, Inc.144A notes zero %, 2011 (Indexed to the 1 Yr Dow Jones-UBS Ex-Energy 3-Month Forward Total Return Index)			$2,100,000	$2,177,391

UBS AG/Jersey Branch 144A zero %, 2012 (Indexed to the UBS Bloomberg CMCI Composite Index) (Jersey)			712,000	522,676

Total commodity Linked Notes (cost $2,812,000)				$2,700,067

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B2, 3.218s, 2015			$14,523	$12,133

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2 1/2s, 2014			14,656	11,547

First Data Corp. bank term loan FRN 4.217s, 2018			99,303	81,491

First Data Corp. bank term loan FRN Ser. B3, 2.967s, 2014			10,568	9,229

Goodman Global, Inc. bank term loan FRN 9s, 2017			35,000	35,058

Health Management Associates, Inc. bank term loan FRN 1.996s, 2014			8,317	7,816

INEOS Group Holdings, Ltd. bank term loan FRN Ser. C2, 8s, 2014			39,600	39,105

INEOS U.S. Finance, LLC bank term loan FRN Ser. B2, 7 1/2s, 2013			39,576	39,081

Intelsat Jackson Holdings SA bank term loan FRN 3.246s, 2014 (Luxembourg)			85,000	78,838

National Bedding Co., LLC bank term loan FRN Ser. B, 3 7/8s, 2013			6,348	6,237

Polypore, Inc. bank term loan FRN Ser. B, 2.22s, 2014			16,967	16,331

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.726s, 2017			130,971	64,690

Univision Communications, Inc. bank term loan FRN 4.471s, 2017			17,604	15,799

West Corp. bank term loan FRN Ser. B2, 2.702s, 2013			3,623	3,507

West Corp. bank term loan FRN Ser. B5, 4.577s, 2016			8,811	8,495

Total senior loans (cost $492,368)				$429,357

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.(S)			690	$35,621

Entertainment Properties Trust Ser. C, $1.438 cum. cv. pfd.			1,280	23,258

General Motors Co. Ser. B, $2.375 cv. pfd.			943	32,946

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd. (In default)(NON)			140	126

Lucent Technologies Capital Trust I 7.75% cv. pfd.			35	29,048

Total convertible preferred stocks (cost $271,350)				$120,999

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.			83	$55,581

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			2,540	46,355

Total preferred stocks (cost $110,524)				$101,936

MUNICIPAL BONDS AND NOTES (—%)(a)
			Principal amount	Value

IL State G.O. Bonds
4.421s, 1/1/15			$20,000	$20,864
4.071s, 1/1/14			50,000	51,588

Total municipal bonds and notes (cost $70,000)				$72,452

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			$6,000	$7,883

Meritor, Inc. cv. company guaranty sr. unsec. notes 4s, 2027			25,000	17,031

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			22,000	22,633

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036			20,000	18,250

Total convertible bonds and notes (cost $74,497)				$65,797

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$0.01	7,932	$1,904

Total warrants (cost $1,586)				$1,904

SHORT-TERM INVESTMENTS (29.5%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)			26,499,090	$26,499,090

Putnam Money Market Liquidity Fund 0.10%(e)			19,052,203	19,052,203

SSgA Prime Money Market Fund 0.02%(i)(P)			2,655,000	2,655,000

U.S. Treasury Bills with an effective yield of 0.170%, January 26, 2012(SEG)			$32,000	31,978

U.S. Treasury Bills with effective yields ranging from 0.088% to 0.124%, May 3, 2012(SEG)(SEGSF)			2,235,000	2,233,498

U.S. Treasury Bills with effective yields ranging from 0.067% to 0.074%, February 9, 2012(SEG)(SEGSF)			269,000	268,917

U.S. Treasury Bills with an effective yield of 0.065%, December 1, 2011(SEG)(SEGSF)			3,055,000	3,054,477

U.S. Treasury Bills with effective yields ranging from 0.051% to 0.070%, November 17, 2011(SEG)(SEGSF)			2,103,000	2,102,673

U.S. Treasury Bills with effective yields ranging from 0.054% to 0.058%, October 20, 2011(SEG)(SEGSF)			3,200,000	3,199,585

Total short-term investments (cost $59,097,421)				$59,097,421

TOTAL INVESTMENTS

Total investments (cost $254,971,912)(b)				$253,265,831

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $100,298,334) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	10/19/11	$704,544	$762,093	$(57,549)
	Brazilian Real	Sell	10/19/11	4,072	4,625	553
	British Pound	Sell	10/19/11	693,380	707,803	14,423
	Canadian Dollar	Sell	10/19/11	920,905	970,829	49,924
	Chilean Peso	Sell	10/19/11	9,192	10,299	1,107
	Czech Koruna	Sell	10/19/11	29,893	28,681	(1,212)
	Euro	Sell	10/19/11	3,763,892	3,909,954	146,062
	Hungarian Forint	Buy	10/19/11	123,352	136,742	(13,390)
	Japanese Yen	Buy	10/19/11	119,157	119,897	(740)
	Mexican Peso	Sell	10/19/11	159,057	174,525	15,468
	Norwegian Krone	Sell	10/19/11	527,931	572,224	44,293
	Russian Ruble	Buy	10/19/11	13,795	15,028	(1,233)
	Singapore Dollar	Sell	10/19/11	139,215	144,588	5,373
	South African Rand	Buy	10/19/11	86,578	97,124	(10,546)
	South Korean Won	Sell	10/19/11	265,405	290,218	24,813
	Swedish Krona	Sell	10/19/11	379,680	406,295	26,615
	Swiss Franc	Buy	10/19/11	10,606	11,178	(572)
	Taiwan Dollar	Buy	10/19/11	193,260	203,601	(10,341)
	Turkish Lira	Sell	10/19/11	33,081	34,871	1,790
Barclays Bank PLC
	Australian Dollar	Sell	10/19/11	301,380	318,825	17,445
	Brazilian Real	Sell	10/19/11	273,744	309,592	35,848
	British Pound	Buy	10/19/11	216,652	221,746	(5,094)
	Canadian Dollar	Buy	10/19/11	161,335	169,948	(8,613)
	Chilean Peso	Buy	10/19/11	37,406	41,797	(4,391)
	Czech Koruna	Buy	10/19/11	103,213	106,936	(3,723)
	Euro	Buy	10/19/11	270,115	297,183	(27,068)
	Hong Kong Dollar	Buy	10/19/11	537,146	536,608	538
	Hungarian Forint	Sell	10/19/11	81,560	90,152	8,592
	Indian Rupee	Sell	10/19/11	163,791	170,508	6,717
	Japanese Yen	Buy	10/19/11	954,914	950,332	4,582
	Malaysian Ringgit	Sell	10/19/11	53,092	55,265	2,173
	Mexican Peso	Sell	10/19/11	28,246	31,347	3,101
	New Zealand Dollar	Buy	10/19/11	13,040	14,220	(1,180)
	Norwegian Krone	Sell	10/19/11	352,660	362,074	9,414
	Philippines Peso	Buy	10/19/11	144,693	149,417	(4,724)
	Philippines Peso	Sell	10/19/11	144,693	145,823	1,130
	Polish Zloty	Sell	10/19/11	199,771	218,613	18,842
	Russian Ruble	Sell	10/19/11	58,160	63,265	5,105
	Singapore Dollar	Sell	10/19/11	94,902	99,433	4,531
	South Korean Won	Sell	10/19/11	35,960	39,315	3,355
	Swedish Krona	Buy	10/19/11	142,424	152,672	(10,248)
	Swiss Franc	Sell	10/19/11	202,730	214,620	11,890
	Taiwan Dollar	Sell	10/19/11	79,819	83,495	3,676
	Thai Baht	Sell	10/19/11	2,169	201	(1,968)
	Turkish Lira	Buy	10/19/11	84,635	89,246	(4,611)
Citibank, N.A.
	Australian Dollar	Sell	10/19/11	320,652	346,595	25,943
	Brazilian Real	Sell	10/19/11	81,272	92,257	10,985
	British Pound	Buy	10/19/11	3,268,524	3,333,562	(65,038)
	Canadian Dollar	Sell	10/19/11	880,308	926,952	46,644
	Chilean Peso	Buy	10/19/11	2,563	2,866	(303)
	Czech Koruna	Buy	10/19/11	9,242	10,792	(1,550)
	Danish Krone	Sell	10/19/11	274,012	286,649	12,637
	Euro	Sell	10/19/11	547,475	572,107	24,632
	Hungarian Forint	Buy	10/19/11	112,554	124,475	(11,921)
	Japanese Yen	Buy	10/19/11	1,470,713	1,463,081	7,632
	Mexican Peso	Buy	10/19/11	192,155	212,678	(20,523)
	New Zealand Dollar	Sell	10/19/11	57,496	62,635	5,139
	Norwegian Krone	Sell	10/19/11	718	779	61
	Polish Zloty	Sell	10/19/11	189,281	206,797	17,516
	Singapore Dollar	Buy	10/19/11	161,715	179,319	(17,604)
	South African Rand	Buy	10/19/11	53,436	60,031	(6,595)
	South Korean Won	Buy	10/19/11	83,784	91,744	(7,960)
	Swedish Krona	Buy	10/19/11	99,906	106,973	(7,067)
	Swiss Franc	Sell	10/19/11	741,540	781,701	40,161
	Taiwan Dollar	Sell	10/19/11	227,149	237,504	10,355
	Turkish Lira	Buy	10/19/11	70,404	74,248	(3,844)
Credit Suisse AG
	Australian Dollar	Sell	10/19/11	958,470	1,018,188	59,718
	Brazilian Real	Sell	10/19/11	4,759	5,381	622
	British Pound	Buy	10/19/11	456,578	456,101	477
	Canadian Dollar	Sell	10/19/11	273,073	284,034	10,961
	Chilean Peso	Buy	10/19/11	10,733	12,010	(1,277)
	Czech Koruna	Buy	10/19/11	79,345	86,732	(7,387)
	Euro	Sell	10/19/11	221,674	223,628	1,954
	Hungarian Forint	Sell	10/19/11	100,394	103,125	2,731
	Indian Rupee	Sell	10/19/11	281,357	297,311	15,954
	Japanese Yen	Sell	10/19/11	1,255,503	1,247,498	(8,005)
	Malaysian Ringgit	Sell	10/19/11	79,356	81,736	2,380
	Mexican Peso	Sell	10/19/11	76,457	81,774	5,317
	Norwegian Krone	Sell	10/19/11	416,774	457,228	40,454
	Polish Zloty	Sell	10/19/11	234,244	256,341	22,097
	Russian Ruble	Buy	10/19/11	5,609	6,099	(490)
	Singapore Dollar	Buy	10/19/11	43,624	44,152	(528)
	South African Rand	Sell	10/19/11	23,212	23,187	(25)
	South Korean Won	Sell	10/19/11	131,117	149,413	18,296
	Swedish Krona	Sell	10/19/11	507,937	543,790	35,853
	Swiss Franc	Sell	10/19/11	397,175	393,900	(3,275)
	Taiwan Dollar	Sell	10/19/11	309,132	321,705	12,573
	Turkish Lira	Buy	10/19/11	6,605	6,964	(359)
Deutsche Bank AG
	Australian Dollar	Buy	10/19/11	530,708	574,750	(44,042)
	Brazilian Real	Buy	10/19/11	110,936	125,591	(14,655)
	British Pound	Buy	10/19/11	9,997	10,200	(203)
	Canadian Dollar	Buy	10/19/11	306,202	324,524	(18,322)
	Chilean Peso	Sell	10/19/11	75,516	84,644	9,128
	Czech Koruna	Buy	10/19/11	43,427	43,034	393
	Euro	Sell	10/19/11	735,468	761,372	25,904
	Hungarian Forint	Sell	10/19/11	119,600	132,320	12,720
	Malaysian Ringgit	Buy	10/19/11	30,928	36,031	(5,103)
	Mexican Peso	Buy	10/19/11	115,633	128,306	(12,673)
	New Zealand Dollar	Sell	10/19/11	118,271	128,935	10,664
	Norwegian Krone	Sell	10/19/11	215,325	233,676	18,351
	Philippines Peso	Buy	10/19/11	144,209	148,847	(4,638)
	Philippines Peso	Sell	10/19/11	144,209	145,500	1,291
	Polish Zloty	Sell	10/19/11	229,120	237,591	8,471
	Singapore Dollar	Buy	10/19/11	147,404	163,487	(16,083)
	South Korean Won	Sell	10/19/11	171,204	187,262	16,058
	Swedish Krona	Buy	10/19/11	217,767	254,381	(36,614)
	Swiss Franc	Buy	10/19/11	917,203	966,619	(49,416)
	Taiwan Dollar	Sell	10/19/11	98,614	103,226	4,612
	Turkish Lira	Sell	10/19/11	59,341	62,525	3,184
Goldman Sachs International
	Australian Dollar	Buy	10/19/11	321,717	347,820	(26,103)
	British Pound	Buy	10/19/11	197,283	201,896	(4,613)
	Canadian Dollar	Sell	10/19/11	583,010	612,533	29,523
	Chilean Peso	Buy	10/19/11	45,252	50,679	(5,427)
	Euro	Sell	10/19/11	3,521,553	3,663,287	141,734
	Hungarian Forint	Buy	10/19/11	16,866	26,271	(9,405)
	Japanese Yen	Sell	10/19/11	2,271,153	2,257,749	(13,404)
	Norwegian Krone	Sell	10/19/11	287,282	311,625	24,343
	Polish Zloty	Sell	10/19/11	58,303	63,707	5,404
	South African Rand	Buy	10/19/11	31,386	35,191	(3,805)
	Swedish Krona	Sell	10/19/11	117,100	125,350	8,250
	Swiss Franc	Sell	10/19/11	66,288	69,776	3,488
HSBC Bank USA, National Association
	Australian Dollar	Sell	10/19/11	1,266,746	1,369,484	102,738
	British Pound	Sell	10/19/11	3,563,433	3,635,548	72,115
	Euro	Sell	10/19/11	467,903	466,545	(1,358)
	Indian Rupee	Sell	10/19/11	74,092	78,470	4,378
	Japanese Yen	Sell	10/19/11	258,276	256,788	(1,488)
	New Zealand Dollar	Sell	10/19/11	262,621	286,300	23,679
	Norwegian Krone	Buy	10/19/11	592,164	642,598	(50,434)
	Philippines Peso	Buy	10/19/11	144,209	148,566	(4,357)
	Philippines Peso	Sell	10/19/11	144,209	145,311	1,102
	Singapore Dollar	Buy	10/19/11	366,825	394,677	(27,852)
	South Korean Won	Buy	10/19/11	72,734	83,337	(10,603)
	Swiss Franc	Buy	10/19/11	412,642	386,666	25,976
	Taiwan Dollar	Sell	10/19/11	112,682	117,891	5,209
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	10/19/11	515,407	557,362	(41,955)
	Brazilian Real	Sell	10/19/11	64,140	72,448	8,308
	British Pound	Buy	10/19/11	906,908	920,408	(13,500)
	Canadian Dollar	Sell	10/19/11	15,128	19,043	3,915
	Chilean Peso	Sell	10/19/11	10,246	11,426	1,180
	Czech Koruna	Sell	10/19/11	121,169	122,997	1,828
	Euro	Buy	10/19/11	1,284,554	1,333,335	(48,781)
	Hong Kong Dollar	Sell	10/19/11	1,045,166	1,044,240	(926)
	Hungarian Forint	Sell	10/19/11	147	163	16
	Japanese Yen	Buy	10/19/11	1,231,274	1,223,102	8,172
	Malaysian Ringgit	Sell	10/19/11	7,169	3,633	(3,536)
	Mexican Peso	Sell	10/19/11	73,829	81,775	7,946
	New Zealand Dollar	Buy	10/19/11	96,996	105,758	(8,762)
	Norwegian Krone	Buy	10/19/11	192,581	204,336	(11,755)
	Polish Zloty	Buy	10/19/11	254,012	285,361	(31,349)
	Russian Ruble	Buy	10/19/11	13,795	14,994	(1,199)
	Singapore Dollar	Sell	10/19/11	752,478	805,249	52,771
	South African Rand	Buy	10/19/11	107,614	123,368	(15,754)
	South Korean Won	Buy	10/19/11	57,614	65,640	(8,026)
	Swedish Krona	Buy	10/19/11	530,424	567,873	(37,449)
	Swiss Franc	Buy	10/19/11	36,790	38,757	(1,967)
	Taiwan Dollar	Sell	10/19/11	94,071	96,557	2,486
	Thai Baht	Buy	10/19/11	720	3,025	(2,305)
	Turkish Lira	Sell	10/19/11	86,891	91,248	4,357
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/19/11	435,316	478,817	(43,501)
	Brazilian Real	Sell	10/19/11	61,655	69,637	7,982
	British Pound	Sell	10/19/11	6,775,100	6,929,708	154,608
	Canadian Dollar	Buy	10/19/11	154,250	172,907	(18,657)
	Chilean Peso	Sell	10/19/11	1,394	1,560	166
	Czech Koruna	Buy	10/19/11	66,985	74,308	(7,323)
	Euro	Buy	10/19/11	2,533,951	2,656,944	(122,993)
	Hungarian Forint	Sell	10/19/11	12,826	5,942	(6,884)
	Indian Rupee	Sell	10/19/11	149,762	155,575	5,813
	Japanese Yen	Buy	10/19/11	1,315,128	1,307,181	7,947
	Malaysian Ringgit	Buy	10/19/11	69,777	76,328	(6,551)
	Mexican Peso	Sell	10/19/11	112,530	123,923	11,393
	New Zealand Dollar	Sell	10/19/11	16,090	17,540	1,450
	Norwegian Krone	Sell	10/19/11	174,604	189,682	15,078
	Polish Zloty	Sell	10/19/11	47,813	47,951	138
	Russian Ruble	Buy	10/19/11	5,612	6,116	(504)
	Singapore Dollar	Sell	10/19/11	304,068	325,623	21,555
	South African Rand	Sell	10/19/11	220,001	246,665	26,664
	South Korean Won	Sell	10/19/11	58,802	65,092	6,290
	Swedish Krona	Buy	10/19/11	448,224	480,754	(32,530)
	Swiss Franc	Sell	10/19/11	504,782	530,909	26,127
	Taiwan Dollar	Buy	10/19/11	227,540	238,360	(10,820)
	Turkish Lira	Buy	10/19/11	62,188	65,590	(3,402)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/19/11	504,657	541,335	(36,678)
	Brazilian Real	Sell	10/19/11	405,673	459,869	54,196
	British Pound	Sell	10/19/11	143,550	136,539	(7,011)
	Canadian Dollar	Sell	10/19/11	739,845	771,290	31,445
	Czech Koruna	Sell	10/19/11	82,561	89,925	7,364
	Euro	Buy	10/19/11	1,307,365	1,367,099	(59,734)
	Hungarian Forint	Sell	10/19/11	142,624	157,561	14,937
	Indonesian Rupiah	Sell	10/19/11	79,501	73,947	(5,554)
	Japanese Yen	Buy	10/19/11	254,267	252,981	1,286
	Japanese Yen	Sell	10/19/11	254,247	254,245	(2)
	Malaysian Ringgit	Buy	10/19/11	28,455	32,864	(4,409)
	Mexican Peso	Sell	10/19/11	168,424	185,934	17,510
	Norwegian Krone	Sell	10/19/11	727,193	788,512	61,319
	Philippines Peso	Buy	10/19/11	144,209	148,812	(4,603)
	Philippines Peso	Sell	10/19/11	144,209	148,369	4,160
	Polish Zloty	Buy	10/19/11	124,823	136,312	(11,489)
	Russian Ruble	Buy	10/19/11	13,795	14,993	(1,198)
	Singapore Dollar	Buy	10/19/11	177,558	191,135	(13,577)
	South African Rand	Sell	10/19/11	47,290	53,051	5,761
	South Korean Won	Buy	10/19/11	15,946	15,303	643
	Swedish Krona	Buy	10/19/11	564,243	603,834	(39,591)
	Swiss Franc	Sell	10/19/11	373,311	393,282	19,971
	Taiwan Dollar	Sell	10/19/11	205,742	215,254	9,512
	Thai Baht	Buy	10/19/11	28,795	29,943	(1,148)
	Turkish Lira	Sell	10/19/11	40,814	43,001	2,187
UBS AG
	Australian Dollar	Sell	10/19/11	230,393	215,701	(14,692)
	Brazilian Real	Buy	10/19/11	258,622	292,857	(34,235)
	British Pound	Sell	10/19/11	6,448,482	6,584,654	136,172
	Canadian Dollar	Sell	10/19/11	1,597,173	1,670,802	73,629
	Czech Koruna	Sell	10/19/11	63,736	71,781	8,045
	Euro	Buy	10/19/11	2,053,971	2,113,197	(59,226)
	Hungarian Forint	Sell	10/19/11	4,007	4,427	420
	Indian Rupee	Buy	10/19/11	173,731	183,859	(10,128)
	Japanese Yen	Sell	10/19/11	1,039,104	1,030,254	(8,850)
	Mexican Peso	Buy	10/19/11	111,572	123,867	(12,295)
	New Zealand Dollar	Sell	10/19/11	21,580	23,531	1,951
	Norwegian Krone	Buy	10/19/11	1,030,213	1,118,869	(88,656)
	Polish Zloty	Buy	10/19/11	47,298	59,866	(12,568)
	Russian Ruble	Buy	10/19/11	5,612	6,110	(498)
	Singapore Dollar	Buy	10/19/11	172,201	185,277	(13,076)
	South African Rand	Sell	10/19/11	200,709	225,096	24,387
	South Korean Won	Buy	10/19/11	119,776	127,155	(7,379)
	Swedish Krona	Sell	10/19/11	903,101	978,116	75,015
	Swiss Franc	Sell	10/19/11	692,155	729,252	37,097
	Taiwan Dollar	Buy	10/19/11	174,166	182,187	(8,021)
	Thai Baht	Sell	10/19/11	2,160	97	(2,063)
	Turkish Lira	Sell	10/19/11	3,813	4,019	206
Westpac Banking Corp.
	Australian Dollar	Sell	10/19/11	1,813,317	1,960,895	147,578
	British Pound	Sell	10/19/11	660,265	654,968	(5,297)
	Canadian Dollar	Buy	10/19/11	350,629	369,291	(18,662)
	Euro	Sell	10/19/11	551,299	577,324	26,025
	Japanese Yen	Sell	10/19/11	1,157,851	1,150,824	(7,027)
	New Zealand Dollar	Buy	10/19/11	73,586	80,189	(6,603)
	Norwegian Krone	Sell	10/19/11	317,134	349,104	31,970
	Swedish Krona	Sell	10/19/11	276,587	296,152	19,565
	Swiss Franc	Buy	10/19/11	309,343	325,877	(16,534)

Total						$962,923

FUTURES CONTRACTS OUTSTANDING at 9/30/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 3 yr (Short)	9	$931,967	Dec-11	$2,579
Australian Government Treasury Bond 10 yr (Long)	12	1,330,284	Dec-11	(7,286)
Canadian Government Bond 10 yr (Short)	27	3,437,328	Dec-11	(55,428)
Euro STOXX 50 Index (Long)	45	1,302,009	Dec-11	30,640
Euro STOXX 50 Index (Short)	113	3,269,490	Dec-11	(17,060)
Euro-Bobl 5 yr (Long)	1	163,899	Dec-11	(594)
Euro-Bund 10 yr (Long)	3	549,509	Dec-11	(6,559)
Euro-Schatz 2 yr (Short)	7	1,029,818	Dec-11	2,983
Euro-Swiss Franc 3 Month (Short)	7	1,933,427	Dec-11	(51,436)
Euro-Swiss Franc 3 Month (Short)	17	4,699,691	Jun-12	(56,997)
Euro-Swiss Franc 3 Month (Short)	17	4,696,874	Dec-12	(70,803)
Euro-Swiss Franc 3 Month (Short)	17	4,698,752	Mar-12	(45,069)
FTSE 100 Index (Long)	39	3,101,529	Dec-11	(96,134)
FTSE 100 Index (Short)	33	2,624,371	Dec-11	115,606
Japanese Government Bond 10 yr (Short)	1	1,845,106	Dec-11	3,412
Japanese Government Bond 10 yr Mini (Long)	37	6,827,372	Dec-11	(20,806)
MSCI EAFE Index Mini (Long)	10	673,300	Dec-11	(6,170)
OMXS 30 Index (Short)	66	877,862	Oct-11	(33,170)
Russell 2000 Index Mini (Long)	66	4,233,900	Dec-11	(377,125)
Russell 2000 Index Mini (Short)	26	1,667,900	Dec-11	164,138
S&P 500 Index (Long)	2	563,000	Dec-11	(9,658)
S&P 500 Index E-Mini (Long)	353	19,873,900	Dec-11	(1,187,669)
S&P 500 Index E-Mini (Short)	329	18,522,700	Dec-11	988,097
S&P Mid Cap 400 Index E-Mini (Long)	58	4,517,620	Dec-11	(431,446)
S&P/TSX 60 Index (Short)	4	509,349	Dec-11	44,174
SGX MSCI Singapore Index (Short)	9	422,914	Oct-11	3,329
SPI 200 Index (Short)	18	1,746,271	Dec-11	42,705
Tokyo Price Index (Short)	57	5,601,284	Dec-11	(97,937)
U.K. Gilt 10 yr (Short)	62	12,590,775	Dec-11	(228,805)
U.S. Treasury Bond 20 yr (Long)	71	10,126,375	Dec-11	405,357
U.S. Treasury Bond 20 yr (Short)	30	4,278,750	Dec-11	(46,932)
U.S. Treasury Bond 30 yr (Long)	9	1,427,625	Dec-11	143,491
U.S. Treasury Bond 30 yr (Short)	1	158,625	Dec-11	(15,955)
U.S. Treasury Note 2 yr (Long)	82	18,056,656	Dec-11	(17,031)
U.S. Treasury Note 2 yr (Short)	26	5,725,281	Dec-11	6,451
U.S. Treasury Note 5 yr (Long)	39	4,776,891	Dec-11	5,246
U.S. Treasury Note 5 yr (Short)	15	1,837,266	Dec-11	9,768
U.S. Treasury Note 10 yr (Long)	80	10,407,500	Dec-11	44,848
U.S. Treasury Note 10 yr (Short)	41	5,333,844	Dec-11	(45,563)

Total				$(912,809)

WRITTEN OPTIONS OUTSTANDING at 9/30/11 (premiums received $155,904) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 14, 2022.	$1,966,000	May-12/5.51	$575,939
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 14, 2022.	1,966,000	May-12/5.51	315

Total			$576,254

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Barclays Bank PLC
		$945,000		$—	8/31/13	0.509%	3 month USD-LIBOR-BBA	$938
	Citibank, N.A.
		4,888,300		2,421	9/26/13	3 month USD-LIBOR-BBA	0.49%	(5,604)
		5,600,000		—	7/8/13	3 month USD-LIBOR-BBA	0.675%	16,901
		100,000		—	7/8/41	3 month USD-LIBOR-BBA	4.0425%	29,097
		9,891,000		—	7/15/13	0.6375%	3 month USD-LIBOR-BBA	(21,590)
		6,000,000		—	8/5/13	3 month USD-LIBOR-BBA	0.5725%	3,707
		2,900,000		—	8/5/16	1.505%	3 month USD-LIBOR-BBA	(45,490)
		200,000		—	8/5/41	3.5875%	3 month USD-LIBOR-BBA	(38,487)
		600,000		—	8/5/21	2.725%	3 month USD-LIBOR-BBA	(36,848)
		6,300,000		—	9/9/13	3 month USD-LIBOR-BBA	0.525%	(4,933)
		1,900,000		—	9/9/16	1.1925%	3 month USD-LIBOR-BBA	3,490
		2,500,000		—	9/9/21	2.225%	3 month USD-LIBOR-BBA	(31,060)
		500,000		—	9/9/41	3 month USD-LIBOR-BBA	3.05%	38,184
	Credit Suisse International
		2,047,700		(588)	5/27/21	3.21%	3 month USD-LIBOR-BBA	(231,248)
		7,000,000		—	5/6/13	3 month USD-LIBOR-BBA	0.75375%	41,453
		6,266,100		(635)	5/27/13	3 month USD-LIBOR-BBA	0.72%	30,673
	MXN	5,250,000		—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	5,820
	Deutsche Bank AG
		$10,503,300		(27,689)	3/10/19	3.58%	3 month USD-LIBOR-BBA	(1,387,359)
		25,564,300		38,903	7/18/21	3 month USD-LIBOR-BBA	3.04%	2,390,669
		1,437,400		(2,204)	7/18/21	3.04%	3 month USD-LIBOR-BBA	(134,437)
		18,175,100		26,507	7/18/25	3 month USD-LIBOR-BBA	3.47%	2,461,172
		7,235,900		1,190	5/13/13	3 month USD-LIBOR-BBA	0.75%	42,806
	MXN	5,250,000		—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	7,463
	Goldman Sachs International
		$20,071,300		(105,406)	9/15/21	2.15%	3 month USD-LIBOR-BBA	(206,391)
		8,840,000		3,543	7/20/16	1.79%	3 month USD-LIBOR-BBA	(267,145)
		479,000		—	7/25/21	3 month USD-LIBOR-BBA	3.127%	47,649
		193,000		—	8/1/21	3 month USD-LIBOR-BBA	3.0625%	17,938
		21,937,300		(39,393)	8/11/16	1.44%	3 month USD-LIBOR-BBA	(305,397)
		1,478,700		4,274	5/9/21	3.3%	3 month USD-LIBOR-BBA	(176,907)
		1,750,900		11,187	5/9/41	4.09%	3 month USD-LIBOR-BBA	(526,572)
		1,878,700		5,332	5/9/20	3.15%	3 month USD-LIBOR-BBA	(199,944)
		3,974,000		2,364	5/20/13	3 month USD-LIBOR-BBA	0.71%	21,768
	JPMorgan Chase Bank, N.A.
		784,800		2,415	2/18/41	4.43%	3 month USD-LIBOR-BBA	(284,510)
		8,600,000		—	6/10/13	3 month USD-LIBOR-BBA	0.5775%	16,691
		200,000		—	6/10/41	3.933%	3 month USD-LIBOR-BBA	(54,186)
		114,000		—	8/8/21	3 month USD-LIBOR-BBA	2.675%	6,446
		4,521,500		512	8/19/13	3 month USD-LIBOR-BBA	0.44%	(9,499)
	CAD	500,000		—	9/22/21	3 month CAD-BA-CDOR	2.27%	(6,337)
	JPY	56,400,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	23,216
	JPY	75,800,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(15,576)
	MXN	750,000		—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	1,228
	MXN	8,485,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	12,579
	MXN	1,330,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	172

	Total							$1,230,540
(E)	See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/11 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
baskets	60,074	7/30/12	3 month USD-LIBOR-BBA	A basket (GDX) of common stocks	$(174,345)
Barclays Bank PLC
	$270,038	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(321)
	453,737	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,273)
	27,486	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(46)
	222,539	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(624)
	41,672	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(69)
	46,504	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(123)
	150,959	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(400)
	109,463	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(290)
	388,454	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(8,150)
	31,480	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	434
Citibank, N.A.
units	43	4/11/12	3 month USD-LIBOR-BBA minus 0.05%	Russell 1000 Total Return Index	5,668
	87,457	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(245)
baskets	154	4/11/12	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL1) of common stocks	(1,492,219)
units	3,437	4/11/12	3 month USD-LIBOR-BBA minus 0.05%	Russell 2000 Total Return Index	1,818,483
units	143	4/11/12	(3 month USD-LIBOR-BBA)	Russell 2000 Total Return Index	78,413
Credit Suisse International
	$710,350	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	(847)
JPMorgan Chase Bank, N.A.
shares	122,265	10/20/11	(3 month USD-LIBOR-BBA plus 5 bp)	iShares MSCI Emerging Markets Index	(1,451,451)

Total					$(1,227,405)

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/11 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Barclays Bank PLC
	DJ CDX NA HY Series 17 Version 1 Index	B+	$16,988		$180,000	12/20/16	500 bp	$(4,808)
	Credit Suisse International
	DJ CDX NA HY Series 17 Version 1 Index	B+	438,244		4,410,000	12/20/16	500 bp	(95,734)
	Deutsche Bank AG
	DJ CDX NA HY Series 17 Version 1 Index	B+	776,265		7,393,000	12/20/16	500 bp	(118,904)
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR	90,000	9/20/13	715 bp	9,336
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	125,000	9/20/13	477 bp	4,745
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	125,000	9/20/13	535 bp	6,615
	Goldman Sachs International
	CSC Holdings, Inc., 7 5/8%, 7/15/18	Ba3	—		$65,000	9/20/13	495 bp	2,798
	Lighthouse International Co, SA, 8%, 4/30/14	Ca	—	EUR	110,000	3/20/13	680 bp	(105,055)
	JPMorgan Chase Bank, N.A.
	DJ CDX NA HY Series 17 Version 1 Index	B+	296,336		$2,982,000	12/20/16	500 bp	(64,734)
	Morgan Stanley Capital Services, Inc.
	DJ iTraxx Europe Crossover Series 12 Version 1	—	(3,736)	EUR	314,000	12/20/14	(500 bp)	16,703

	Total							$(349,038)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2011.

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GDR	Global Depository Receipts
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNI	Medium Term Notes Class I
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SDR	Swedish Depository Receipts
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through September 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $200,619,075.
(b)	The aggregate identified cost on a tax basis is $257,334,250, resulting in gross unrealized appreciation and depreciation of $11,208,398 and $15,276,817, respectively, or net unrealized depreciation of $4,068,419.
(NON)	Non-income-producing security.
(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $18,634, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $25,297,118. Certain of these securities were sold prior to the close of the reporting period. The fund received cash collateral of $26,499,090 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $18,339 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $111,500,424 and $130,163,026, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.
(P)	The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $99,938,788 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	ADR, SDR or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
	The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.
	The dates shown on debt obligations are the original maturity dates.
	IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):
	United States	78.5%
	United Kingdom	7.2
	Japan	2.1
	Canada	1.8
	Britain	1.3
	Switzerland	1.2
	France	1.1
	Australia	0.8
	Germany	0.7
	Netherlands	0.5
	Argentina	0.5
	Russia	0.5
	Other	3.8

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
	Futures contracts: The fund uses futures contracts to equitize cash and to manage exposure to market risk.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”. Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Options contracts: The fund uses options contracts to hedge against changes in values of securities it owns, to generate additional income for the portfolio and to enhance the return on securities it owns, owned or expects to own.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately $29,800,000 on written options contracts for the reporting period. The fund did not have any activity on purchased options contracts during the reporting period.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $139,700,000 on forward currency contracts for the reporting period.
	Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to credit risk, to gain exposure to specific markets/countries and to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $22,000,000 on total return swap contracts for the reporting period.
	Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $154,000,000 on interest rate swap contracts for the reporting period.
	Credit default contracts: The fund enters into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding notional on credit default swap contracts at the reporting period are indicative of the volume of activity during the period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $330,244 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $4,953,846 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $3,441,517.
	TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
	Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
	TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
	Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$3,099,388	$2,047,663	$—
Capital goods	4,199,108	1,716,534	7,085
Communication services	3,909,368	1,268,823	—
Conglomerates	926,985	316,606	—
Consumer cyclicals	8,990,663	2,455,433	145
Consumer staples	6,781,660	2,558,142	—
Energy	7,283,616	1,607,673	—
Financials	9,278,911	3,901,423	—
Health care	9,181,239	2,023,272	—
Technology	11,802,394	876,737	—
Transportation	519,698	539,120	—
Utilities and power	2,391,172	888,536	—
Total common stocks	68,364,202	20,199,962	7,230
Asset-backed securities	—	3,186,693	—
Commodity linked notes	—	2,700,067	—
Convertible bonds and notes	—	65,797	—
Convertible preferred stocks	—	120,999	—
Corporate bonds and notes	—	35,319,485	25,137
Foreign government bonds and notes	—	19,769,573	—
Investment Companies	6,963,950	—	—
Mortgage-backed securities	—	9,705,542	—
Municipal bonds and notes	—	72,452	—
Preferred stocks	—	101,936	—
Senior loans	—	429,357	—
U.S. Government and Agency Mortgage Obligations	—	27,112,463	—
U.S. Treasury Obligations	—	21,661	—
Warrants	—	—	1,904
Short-term investments	21,707,203	37,390,218	—

Totals by level	$97,035,355	$156,196,205	$34,271

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$962,923	$—
Futures contracts	(912,809)	—	—
Written options	—	(576,254)	—
Interest rate swap contracts	—	1,307,807	—
Total return swap contracts	—	(1,227,405)	—
Credit default contracts	—	(1,873,135)	—

Totals by level	$(912,809)	$(1,406,064)	$—

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$43,933	$1,917,068
Foreign exchange contracts	2,645,708	1,682,785
Equity contracts	3,293,157	5,374,384
Interest rate contracts	5,776,300	5,101,830

Total	$11,759,098	$14,076,067

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Equity Fund

The fund's portfolio
9/30/11 (Unaudited)

COMMON STOCKS (99.1%)(a)
	Shares	Value

Airlines (0.3%)

Qantas Airways, Ltd. (Australia)(NON)	417,257	$560,073

		560,073
Automobiles (2.9%)

Dongfeng Motor Group Co., Ltd. (China)	844,000	1,118,901

Fiat SpA (Italy)	129,176	699,309

Ford Motor Co.(NON)	68,800	665,296

Nissan Motor Co., Ltd. (Japan)	220,900	1,953,289

Porsche Automobil Holding SE (Preference) (Germany)	18,647	894,135

		5,330,930
Beverages (2.1%)

Anheuser-Busch InBev NV (Belgium)	30,980	1,645,735

Carlsberg A/S Class B (Denmark)	14,213	844,494

Coca-Cola Enterprises, Inc.	57,500	1,430,600

		3,920,829
Building products (0.5%)

Owens Corning, Inc.(NON)	37,800	819,504

		819,504
Chemicals (6.7%)

Agrium, Inc. (Canada)	13,700	915,302

BASF SE (Germany)	34,627	2,104,524

CF Industries Holdings, Inc.	25,400	3,134,106

K&S AG (Germany)	16,200	853,198

Lanxess AG (Germany)	16,637	801,078

LyondellBasell Industries NV Class A (Netherlands)	19,500	476,385

Monsanto Co.	39,100	2,347,564

Potash Corp. of Saskatchewan, Inc. (Canada)	39,300	1,698,546

		12,330,703
Commercial banks (5.0%)

Banco Santander Brasil (Brazil)	265,100	1,930,712

China Construction Bank Corp. (China)	743,000	443,493

Sberbank of Russia ADR (Russia)(NON)	135,011	1,177,663

Standard Chartered PLC (United Kingdom)	23,453	468,963

Wells Fargo & Co.(S)	213,302	5,144,844

		9,165,675
Communications equipment (2.4%)

Cisco Systems, Inc.	46,800	724,932

Juniper Networks, Inc.(NON)	73,500	1,268,610

Nokia Corp. ADR (Finland)(S)	342,900	1,940,814

Qualcomm, Inc.	9,300	452,259

		4,386,615
Computers and peripherals (2.6%)

Asustek Computer, Inc. (Taiwan)	213,500	1,594,493

Gemalto NV (Netherlands)	20,244	966,729

Lenovo Group, Ltd. (China)	3,238,000	2,165,738

		4,726,960
Construction and engineering (0.5%)

KBR, Inc.	38,600	912,118

		912,118
Consumer finance (1.0%)

Capital One Financial Corp.(S)	47,000	1,862,610

		1,862,610
Diversified financial services (1.7%)

JPMorgan Chase & Co.	82,000	2,469,840

ORIX Corp. (Japan)	7,720	601,970

		3,071,810
Diversified telecommunication services (3.4%)

AT&T, Inc.(S)	36,700	1,046,684

CenturyLink, Inc.	29,300	970,416

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	38,600	1,856,226

Verizon Communications, Inc.(S)	65,600	2,414,080

		6,287,406
Electrical equipment (2.2%)

Mitsubishi Electric Corp. (Japan)	312,000	2,764,812

Schneider Electric SA (France)	22,694	1,223,865

		3,988,677
Electronic equipment, instruments, and components (2.4%)

Hitachi, Ltd. (Japan)	194,000	965,466

TE Connectivity, Ltd. (Switzerland)	33,000	928,620

Unimicron Technology Corp. (Taiwan)	1,026,000	1,438,104

Vishay Intertechnology, Inc.(NON)(S)	124,805	1,043,370

		4,375,560
Energy equipment and services (2.4%)

National Oilwell Varco, Inc.	29,500	1,510,990

Oceaneering International, Inc.(S)	48,640	1,718,938

Oil States International, Inc.(NON)(S)	24,200	1,232,264

		4,462,192
Food products (1.2%)

Corn Products International, Inc.	45,660	1,791,698

Suedzucker AG (Germany)	14,631	415,846

		2,207,544
Gas utilities (0.5%)

Tokyo Gas Co., Ltd. (Japan)	203,000	946,134

		946,134
Health-care equipment and supplies (1.3%)

Edwards Lifesciences Corp.(NON)	9,800	698,544

St. Jude Medical, Inc.	19,500	705,705

Stryker Corp.	19,500	919,035

		2,323,284
Health-care providers and services (2.9%)

Aetna, Inc.	67,600	2,457,260

UnitedHealth Group, Inc.	61,900	2,854,828

		5,312,088
Hotels, restaurants, and leisure (2.1%)

Compass Group PLC (United Kingdom)	243,537	1,972,956

Home Inns & Hotels Management, Inc. ADR (China)(NON)(S)	14,400	371,088

SJM Holdings, Ltd. (Hong Kong)	270,000	468,798

TUI Travel PLC (United Kingdom)	475,563	1,097,858

		3,910,700
Household durables (0.9%)

Beam, Inc.	10,800	448,848

Garmin, Ltd.(S)	14,000	444,780

Persimmon PLC (United Kingdom)	99,295	702,705

		1,596,333
Household products (1.0%)

Reckitt Benckiser Group PLC (United Kingdom)	36,314	1,839,280

		1,839,280
Independent power producers and energy traders (1.0%)

Electric Power Development Co. (Japan)	60,600	1,786,801

		1,786,801
Industrial conglomerates (0.8%)

Siemens AG ADR (Germany)	8,200	736,278

Tyco International, Ltd.	17,400	709,050

		1,445,328
Insurance (2.4%)

Allied World Assurance Co. Holdings AG	11,500	617,665

AON Corp.	11,200	470,176

AXA SA (France)	61,857	804,508

Marsh & McLennan Cos., Inc.(S)	37,200	987,288

Prudential Financial, Inc.	21,000	984,060

Swiss Re AG (Switzerland)(NON)	10,547	491,421

		4,355,118
Internet and catalog retail (0.7%)

Blue Nile, Inc.(NON)	13,100	462,168

Priceline.com, Inc.(NON)	1,800	809,028

		1,271,196
Internet software and services (1.5%)

Open Text Corp. (Canada)(NON)	18,000	938,160

Telecity Group PLC (United Kingdom)(NON)	214,683	1,856,046

		2,794,206
IT Services (2.0%)

Accenture PLC Class A(S)	68,500	3,608,580

		3,608,580
Leisure equipment and products (0.6%)

Sankyo Co., Ltd. (Japan)	21,200	1,144,362

		1,144,362
Machinery (1.8%)

ANDRITZ AG (Austria)	10,037	824,354

Fiat Industrial SpA (Italy)(NON)	60,644	452,943

Metso Corp. OYJ (Finland)	43,107	1,258,138

Pall Corp.	17,200	729,280

		3,264,715
Media (0.5%)

Fuji Media Holdings, Inc. (Japan)	631	905,573

		905,573
Metals and mining (4.0%)

BHP Billiton, Ltd. (Australia)	23,283	775,537

First Quantum Minerals, Ltd. (Canada)	40,700	543,836

Fortescue Metals Group, Ltd. (Australia)	327,679	1,361,824

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	19,600	596,820

Newcrest Mining, Ltd. (Australia)	62,624	2,068,976

Rio Tinto PLC (United Kingdom)	24,034	1,063,399

Xstrata PLC (United Kingdom)	76,311	958,799

		7,369,191
Oil, gas, and consumable fuels (9.9%)

Apache Corp.	6,600	529,584

BG Group PLC (United Kingdom)	179,323	3,420,964

Canadian Natural Resources, Ltd. (Canada)	29,000	848,830

Exxon Mobil Corp.(S)	27,200	1,975,536

Gazprom OAO (Russia)(NON)	381,668	1,850,823

Inpex Corp. (Japan)	250	1,541,501

Lukoil OAO ADR (Russia)	22,308	1,123,018

Newfield Exploration Co.(NON)	13,300	527,877

Noble Energy, Inc.	7,700	545,160

Occidental Petroleum Corp.	14,200	1,015,300

Royal Dutch Shell PLC Class A (United Kingdom)	92,113	2,864,794

Sunoco, Inc.(S)	39,700	1,231,097

Tullow Oil PLC (United Kingdom)	27,980	568,715

		18,043,199
Pharmaceuticals (5.6%)

Astellas Pharma, Inc. (Japan)	57,700	2,178,025

Eli Lilly & Co.	33,800	1,249,586

Pfizer, Inc.	175,303	3,099,357

Sanofi (France)	40,009	2,631,367

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	26,100	971,442

		10,129,777
Real estate investment trusts (REITs) (0.1%)

CommonWealth REIT	13,248	251,315

		251,315
Real estate management and development (0.9%)

Henderson Land Development Co., Ltd. (Hong Kong)	370,000	1,641,903

		1,641,903
Road and rail (1.6%)

Canadian National Railway Co. (Canada)	28,000	1,878,199

Seino Holdings Co., Ltd. (Japan)	121,000	982,946

		2,861,145
Semiconductors and semiconductor equipment (0.8%)

Samsung Electronics Co., Ltd. (South Korea)	2,044	1,431,849

		1,431,849
Software (4.2%)

Adobe Systems, Inc.(NON)(S)	41,900	1,012,723

BMC Software, Inc.(NON)	13,200	508,992

Intuit, Inc.(NON)	23,640	1,121,482

Konami Corp. (Japan)	59,600	2,002,259

Nuance Communications, Inc.(NON)(S)	58,200	1,184,952

Oracle Corp.	31,500	905,310

Salesforce.com, Inc.(NON)	7,700	879,956

		7,615,674
Specialty retail (3.2%)

Cia Hering (Brazil)	27,000	450,179

Industria de Diseno Textil (Inditex) SA (Spain)	28,509	2,445,548

Kingfisher PLC (United Kingdom)	289,997	1,113,639

Signet Jewelers, Ltd. (Bermuda)(NON)	13,600	459,680

Yamada Denki Co., Ltd. (Japan)	18,240	1,274,216

		5,743,262
Textiles, apparel, and luxury goods (1.0%)

Christian Dior SA (France)	7,908	886,161

Hanesbrands, Inc.(NON)(S)	39,300	982,893

		1,869,054
Tobacco (4.6%)

British American Tobacco (BAT) PLC (United Kingdom)	56,371	2,393,649

Japan Tobacco, Inc. (Japan)	505	2,357,442

Philip Morris International, Inc.	58,500	3,649,230

		8,400,321
Trading companies and distributors (2.9%)

Mitsui & Co., Ltd. (Japan)	165,000	2,389,610

Noble Group, Ltd. (Hong Kong)	427,000	426,899

W.W. Grainger, Inc.(S)	17,100	2,557,134

		5,373,643
Wireless telecommunication services (3.0%)

China Mobile, Ltd. (China)	134,500	1,312,118

NTT DoCoMo, Inc. (Japan)	1,978	3,607,801

Vodafone Group PLC ADR (United Kingdom)	19,600	502,742

		5,422,661

Total common stocks (cost $199,662,304)		$181,065,898

SHORT-TERM INVESTMENTS (16.6%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	23,641,600	$23,641,600

Putnam Money Market Liquidity Fund 0.10%(e)	5,061,873	5,061,873

SSgA Prime Money Market Fund 0.02%(i)(P)	310,000	310,000

U.S. Treasury Bills with an effective yield of 0.079%, June 28, 2012	$120,000	119,928

U.S. Treasury Bills with an effective yield of 0.079%, October 20, 2011(SEGSF)	20,000	19,997

U.S. Treasury Bills with an effective yield of 0.076%, November 17, 2011(SEGSF)	169,000	168,978

U.S. Treasury Bills with effective yields ranging from 0.088% to 0.127%, May 3, 2012(SEGSF)	331,000	330,790

U.S. Treasury Bills with effective yields ranging from 0.068% to 0.082%, July 26, 2012(SEGSF)	740,000	739,531

Total short-term investments (cost $30,392,697)		$30,392,697

TOTAL INVESTMENTS

Total investments (cost $230,055,001)(b)		$211,458,595

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $123,257,406) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	10/19/11	$3,654,331	$3,952,825	$298,494
	British Pound	Sell	10/19/11	133,240	136,012	2,772
	Canadian Dollar	Sell	10/19/11	1,254,970	1,323,004	68,034
	Euro	Sell	10/19/11	1,377,276	1,434,589	57,313
	Norwegian Krone	Sell	10/19/11	818,289	886,942	68,653
	Swedish Krona	Sell	10/19/11	143,038	153,065	10,027
	Swiss Franc	Buy	10/19/11	1,315,151	1,386,039	(70,888)
Barclays Bank PLC
	British Pound	Sell	10/19/11	244,144	249,048	4,904
	Euro	Sell	10/19/11	965,328	1,005,721	40,393
	Hong Kong Dollar	Sell	10/19/11	2,643,731	2,641,083	(2,648)
	Japanese Yen	Sell	10/19/11	930,052	925,600	(4,452)
	Norwegian Krone	Buy	10/19/11	16,404	17,815	(1,411)
	Swedish Krona	Buy	10/19/11	724,739	776,624	(51,885)
	Swiss Franc	Buy	10/19/11	476,941	501,959	(25,018)
Citibank, N.A.
	Australian Dollar	Buy	10/19/11	1,124,365	1,215,335	(90,970)
	British Pound	Buy	10/19/11	675,886	689,334	(13,448)
	Canadian Dollar	Buy	10/19/11	1,067,112	1,124,395	(57,283)
	Danish Krone	Sell	10/19/11	448,645	469,335	20,690
	Euro	Buy	10/19/11	3,721,758	3,877,770	(156,012)
	Hong Kong Dollar	Sell	10/19/11	2,931,902	2,928,962	(2,940)
	Norwegian Krone	Sell	10/19/11	626,152	679,329	53,177
	Singapore Dollar	Sell	10/19/11	884,269	951,573	67,304
	Swedish Krona	Sell	10/19/11	235,575	252,239	16,664
	Swiss Franc	Buy	10/19/11	3,708,914	3,909,788	(200,874)
Credit Suisse AG
	Australian Dollar	Sell	10/19/11	929,707	1,005,341	75,634
	British Pound	Sell	10/19/11	800,066	816,257	16,191
	Canadian Dollar	Buy	10/19/11	872,552	919,075	(46,523)
	Euro	Buy	10/19/11	1,480,330	1,543,024	(62,694)
	Japanese Yen	Sell	10/19/11	127,032	126,222	(810)
	Norwegian Krone	Buy	10/19/11	2,624,446	2,849,021	(224,575)
	Swedish Krona	Buy	10/19/11	19,022	20,365	(1,343)
	Swiss Franc	Buy	10/19/11	1,022,269	1,076,168	(53,899)
Deutsche Bank AG
	Australian Dollar	Sell	10/19/11	2,555,533	2,757,414	201,881
	British Pound	Sell	10/19/11	744,302	747,629	3,327
	Canadian Dollar	Sell	10/19/11	23,937	25,219	1,282
	Euro	Buy	10/19/11	3,007,222	3,132,385	(125,163)
	Swedish Krona	Buy	10/19/11	338,025	362,287	(24,262)
	Swiss Franc	Buy	10/19/11	309,012	325,660	(16,648)
Goldman Sachs International
	Australian Dollar	Buy	10/19/11	1,324,058	1,431,486	(107,428)
	British Pound	Sell	10/19/11	55,139	56,236	1,097
	Euro	Sell	10/19/11	442,542	461,126	18,584
	Japanese Yen	Sell	10/19/11	2,681,537	2,677,433	(4,104)
	Norwegian Krone	Sell	10/19/11	3,874,085	4,202,356	328,271
	Swedish Krona	Sell	10/19/11	255,255	273,238	17,983
HSBC Bank USA, National Association
	Australian Dollar	Sell	10/19/11	3,601,357	3,893,442	292,085
	British Pound	Buy	10/19/11	2,607,322	2,660,087	(52,765)
	Euro	Sell	10/19/11	4,845,558	5,047,198	201,640
	Hong Kong Dollar	Sell	10/19/11	1,131,489	1,130,418	(1,071)
	Norwegian Krone	Buy	10/19/11	2,108,562	2,288,143	(179,581)
	Swiss Franc	Sell	10/19/11	560,353	589,562	29,209
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	10/19/11	5,374,774	5,812,299	(437,525)
	British Pound	Buy	10/19/11	446,894	462,598	(15,704)
	Canadian Dollar	Sell	10/19/11	981,034	1,033,749	52,715
	Euro	Sell	10/19/11	2,684,775	2,797,809	113,034
	Hong Kong Dollar	Sell	10/19/11	824,033	823,303	(730)
	Japanese Yen	Sell	10/19/11	2,641,232	2,625,407	(15,825)
	Norwegian Krone	Buy	10/19/11	178,073	193,032	(14,959)
	Singapore Dollar	Buy	10/19/11	1,876,833	2,016,940	(140,107)
	Swedish Krona	Sell	10/19/11	34,023	36,425	2,402
	Swiss Franc	Sell	10/19/11	2,138,777	2,253,129	114,352
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/19/11	4,758,358	5,138,507	(380,149)
	British Pound	Buy	10/19/11	491,567	501,317	(9,750)
	Canadian Dollar	Buy	10/19/11	601,106	633,706	(32,600)
	Euro	Sell	10/19/11	1,138,829	1,186,584	47,755
	Israeli Shekel	Buy	10/19/11	294,788	298,399	(3,611)
	Japanese Yen	Sell	10/19/11	2,778,078	2,761,290	(16,788)
	Swedish Krona	Buy	10/19/11	503,273	539,798	(36,525)
	Swiss Franc	Buy	10/19/11	1,254,497	1,321,493	(66,996)
State Street Bank and Trust Co.
	Australian Dollar	Sell	10/19/11	338,568	379,729	41,161
	Canadian Dollar	Sell	10/19/11	122,079	128,594	6,515
	Euro	Buy	10/19/11	1,118,030	1,156,062	(38,032)
	Israeli Shekel	Buy	10/19/11	294,761	297,939	(3,178)
	Norwegian Krone	Sell	10/19/11	854,908	926,996	72,088
	Swedish Krona	Buy	10/19/11	1,600,133	1,712,408	(112,275)
UBS AG
	Australian Dollar	Sell	10/19/11	749,480	810,436	60,956
	British Pound	Sell	10/19/11	309,124	315,326	6,202
	Canadian Dollar	Buy	10/19/11	317,884	334,812	(16,928)
	Euro	Buy	10/19/11	446,836	481,269	(34,433)
	Israeli Shekel	Sell	10/19/11	979,069	991,222	12,153
	Norwegian Krone	Buy	10/19/11	2,200,017	2,387,298	(187,281)
	Swedish Krona	Sell	10/19/11	64,172	68,713	4,541
	Swiss Franc	Buy	10/19/11	1,699,730	1,790,828	(91,098)
Westpac Banking Corp.
	Australian Dollar	Buy	10/19/11	1,388,072	1,500,178	(112,106)
	British Pound	Sell	10/19/11	1,913,473	1,951,910	38,437
	Canadian Dollar	Buy	10/19/11	1,388,730	1,462,642	(73,912)
	Euro	Sell	10/19/11	2,273,364	2,368,847	95,483
	Japanese Yen	Sell	10/19/11	1,862,537	1,851,234	(11,303)

Total						$(867,107)

Key to holding's abbreviations
ADR	American Depository Receipts
OAO	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through September 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $182,755,469.
(b)	The aggregate identified cost on a tax basis is $231,003,919, resulting in gross unrealized appreciation and depreciation of $6,321,131 and $25,866,455, respectively, or net unrealized depreciation of $19,545,324.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $22,354,682. Certain of these securities were sold prior to the close of the reporting period. The fund received cash collateral of $23,641,600 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,530 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $59,136,233 and $58,347,029, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.
(P)	The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $2,566,154 to cover certain derivatives contracts.
	ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	43.0%
	Japan	15.6
	United Kingdom	11.1
	Canada	3.6
	Germany	3.1
	France	3.0
	China	2.9
	Australia	2.5
	Russia	2.2
	Finland	1.7
	Taiwan	1.6
	Hong Kong	1.4
	Spain	1.3
	Brazil	1.3
	Belgium	0.9
	Netherlands	0.8
	South Korea	0.8
	Switzerland	0.8
	Italy	0.6
	Israel	0.5
	Denmark	0.5
	Other	1.0

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $175,076 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,885,849 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $984,498.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$5,093,960	$16,677,450	$—
Consumer staples	6,871,528	9,496,446	—
Energy	12,986,399	9,518,992	—
Financials	14,718,510	5,629,921	—
Health care	12,955,757	4,809,392	—
Industrials	8,341,563	10,883,640	—
Information technology	16,518,760	12,420,684	—
Materials	9,712,559	9,987,335	—
Telecommunication services	4,933,922	6,776,145	—
Utilities	—	2,732,935	—
Total common stocks	92,132,958	88,932,940	—
Short-term investments	5,371,873	25,020,824	—

Totals by level	$97,504,831	$113,953,764	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(867,107)	$—

Totals by level	$—	$(867,107)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$2,563,403	$3,430,510

Total	$2,563,403	$3,430,510

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Health Care Fund

The fund's portfolio
9/30/11 (Unaudited)

COMMON STOCKS (99.3%)(a)
	Shares	Value

Biotechnology (21.3%)

Acorda Therapeutics, Inc.(NON)	27,500	$548,900

Actelion NV (Switzerland)(NON)	8,348	278,030

Amarin Corp. PLC ADR (Ireland)(NON)(S)	66,900	615,480

Amgen, Inc.	22,200	1,219,890

Amylin Pharmaceuticals, Inc.(NON)	30,900	285,207

Anthera Pharmaceuticals, Inc.(NON)(S)	42,657	203,474

Arqule, Inc.(NON)(S)	62,995	318,125

AVEO Pharmaceuticals, Inc.(NON)	32,485	499,944

BioMarin Pharmaceuticals, Inc.(NON)(S)	31,600	1,007,092

Celgene Corp.(NON)(S)	85,700	5,306,544

Cephalon, Inc.(NON)	3,100	250,170

Chelsea Therapeutics International, Ltd.(NON)(S)	57,426	209,605

Codexis, Inc.(NON)	29,178	133,343

CSL, Ltd. (Australia)	27,204	777,943

Cubist Pharmaceuticals, Inc.(NON)(S)	9,800	346,136

Dendreon Corp.(NON)(S)	107,600	968,400

Dyax Corp.(NON)(S)	107,156	135,017

Human Genome Sciences, Inc.(NON)(S)	125,600	1,593,864

Ironwood Pharmaceuticals, Inc.(NON)	31,594	341,215

Momenta Pharmaceuticals, Inc.(NON)	22,600	259,900

Onyx Pharmaceuticals, Inc.(NON)	30,400	912,304

Pharmasset, Inc.(NON)	9,396	773,949

Spectrum Pharmaceuticals, Inc.(NON)	58,100	443,303

Synta Pharmaceuticals Corp.(NON)(S)	96,100	312,325

United Therapeutics Corp.(NON)(S)	53,400	2,001,966

Vertex Pharmaceuticals, Inc.(NON)	12,800	570,112

		20,312,238
Food and staples retail (1.7%)

CVS Caremark Corp.	48,500	1,628,630

		1,628,630
Health-care equipment and supplies (14.8%)

Baxter International, Inc.	89,400	5,018,916

China Kanghui Holdings, Inc. ADR (China)(NON)(S)	10,210	199,095

China Medical Technologies, Inc. ADR (China)(NON)(S)	99,000	495,000

Covidien PLC (Ireland)	83,100	3,664,710

Edwards Lifesciences Corp.(NON)(S)	8,530	608,018

Medtronic, Inc.	33,600	1,116,864

Microport Scientific Corp. (China)	72,000	37,572

Smith & Nephew PLC (United Kingdom)	32,107	289,189

St. Jude Medical, Inc.	22,600	817,894

Stryker Corp.	24,800	1,168,824

West Pharmaceutical Services, Inc.(S)	20,200	749,420

		14,165,502
Health-care providers and services (14.6%)

Aetna, Inc.(S)	97,600	3,547,760

AmerisourceBergen Corp.(S)	52,300	1,949,221

Cardinal Health, Inc.	16,400	686,832

CIGNA Corp.	53,300	2,235,402

Express Scripts, Inc.(NON)(S)	24,300	900,801

Fresenius Medical Care AG & Co. KGaA (Germany)	8,036	545,346

Fresenius Medical Care AG & Co., KGaA ADR (Germany)(S)	2,213	149,444

McKesson Corp.	6,959	505,919

Medco Health Solutions, Inc.(NON)	11,000	515,790

Quest Diagnostics, Inc.(S)	29,800	1,470,928

Sinopharm Group Co. (China)	34,800	91,532

WellPoint, Inc.(S)	20,700	1,351,296

		13,950,271
Health-care technology (0.2%)

MedAssets, Inc.(NON)	17,700	170,097

		170,097
Life sciences tools and services (4.7%)

Agilent Technologies, Inc.(NON)	5,800	181,250

Complete Genomics, Inc.(NON)(S)	26,000	152,620

Life Technologies Corp.(NON)	45,900	1,763,937

Sequenom, Inc.(NON)(S)	29,600	150,664

ShangPharma Corp. ADR (China)(NON)	55,112	459,634

Thermo Fisher Scientific, Inc.(NON)	25,900	1,311,576

WuXi PharmaTech (Cayman), Inc. ADR (China)(NON)	36,858	429,027

		4,448,708
Personal products (0.2%)

Synutra International, Inc.(NON)(S)	37,276	198,308

		198,308
Pharmaceuticals (41.8%)

Abbott Laboratories	63,000	3,221,820

Astellas Pharma, Inc. (Japan)	34,300	1,294,736

Auxilium Pharmaceuticals, Inc.(NON)(S)	117,100	1,755,329

Bayer AG (Germany)	2,790	153,585

Endocyte, Inc.(NON)	25,600	271,360

GlaxoSmithKline PLC (United Kingdom)	128,623	2,660,466

Hospira, Inc.(NON)	29,400	1,087,800

Johnson & Johnson(S)	110,900	7,065,439

Merck & Co., Inc.(S)	111,300	3,640,623

Mitsubishi Tanabe Pharma (Japan)	35,700	662,186

Novartis AG (Switzerland)	65,286	3,647,607

Pfizer, Inc.	458,515	8,106,544

Roche Holding AG (Switzerland)	418	67,323

Sanofi (France)	38,476	2,530,542

Sanofi CVR (France)(NON)	238,700	253,022

Sihuan Pharmaceutical Holdings Group, Ltd. (China)(NON)	204,000	73,028

Somaxon Pharmaceuticals, Inc.(NON)(S)	211,300	189,304

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	76,806	2,858,719

Warner Chilcott PLC Class A (Ireland)(NON)	10,000	143,000

Watson Pharmaceuticals, Inc.(NON)(S)	4,500	307,125

		39,989,558

Total common stocks (cost $94,442,581)		$94,863,312

SHORT-TERM INVESTMENTS (18.4%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	16,664,620	$16,664,620

Putnam Money Market Liquidity Fund 0.10%(e)	490,979	490,979

U.S. Treasury Bills with an effective yield of 0.072%, July 26, 2012(SEGSF)	$10,000	9,994

U.S. Treasury Bills with an effective yield of 0.065%, December 1, 2011 (SGSF)	40,000	39,993

U.S. Treasury Bills with an effective yield of 0.053%, November 17, 2011 (SGSF)	390,000	389,954

Total short-term investments (cost $17,595,540)		$17,595,540

TOTAL INVESTMENTS

Total investments (cost $112,038,121)(b)		$112,458,852

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $14,435,309) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Euro	Buy	10/19/11	$3,620,447	$3,771,107	$(150,660)
Citibank, N.A.
	British Pound	Buy	10/19/11	3,144,344	3,206,910	(62,566)
	Danish Krone	Buy	10/19/11	1,690,690	1,768,662	(77,972)
Credit Suisse AG
	Japanese Yen	Buy	10/19/11	2,233,874	2,219,630	14,244
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/19/11	1,744,751	1,886,258	(141,507)
JPMorgan Chase Bank, N.A.
	Swiss Franc	Buy	10/19/11	1,502,414	1,582,742	(80,328)

Total						$(498,789)

Key to holding's abbreviations
ADR	American Depository Receipts
CVR	Contingent Value Rights

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through September 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $95,579,026.
(b)	The aggregate identified cost on a tax basis is $113,013,483, resulting in gross unrealized appreciation and depreciation of $11,539,161 and $12,093,792, respectively, or net unrealized depreciation of $554,631.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $15,949,794. Certain of these securities were sold prior to the close of the reporting period. The fund received cash collateral of $16,664,620 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,531 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $19,342,954 and $22,090,974, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $370,290 to cover certain derivatives contracts.
	ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	76.6%
	Ireland	4.6
	Switzerland	4.2
	United Kingdom	3.1
	Israel	3.0
	France	2.9
	Japan	2.0
	China	1.9
	Germany	0.9
	Australia	0.8
		100.0
*	Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $513,033 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $439,993.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer staples	$1,826,938	$—	$—
Health care	79,927,289	13,109,085	—
Total common stocks	81,754,227	13,109,085	—
Short-term investments	490,979	17,104,561	—

Totals by level	$82,245,206	$30,213,646	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(498,789)	$—

Totals by level	$—	$(498,789)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$14,244	$513,033

Total	$14,244	$513,033

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Utilities Fund

The fund's portfolio
9/30/11 (Unaudited)

COMMON STOCKS (96.9%)(a)
	Shares	Value

Electric utilities (40.3%)

American Electric Power Co., Inc.(S)	86,994	$3,307,512

Cheung Kong Infrastructure Holdings, Ltd. (Hong Kong)	101,000	588,348

E.ON AG (Germany)	319,176	6,972,583

EDF (France)	91,710	2,669,369

Edison International	107,615	4,116,274

Enel SpA (Italy)	326,022	1,444,863

Entergy Corp.(S)	56,614	3,752,942

Fortum OYJ (Finland)	138,477	3,257,494

Great Plains Energy, Inc.(S)	85,600	1,652,080

Iberdrola SA (Spain)	246,298	1,669,613

ITC Holdings Corp.(S)	16,900	1,308,567

Kansai Electric Power, Inc. (Japan)	34,800	598,770

Kyushu Electric Power Co., Inc. (Japan)	137,600	2,218,383

Northeast Utilities	34,104	1,147,600

NV Energy, Inc.	133,658	1,966,109

Pepco Holdings, Inc.(S)	36,100	683,012

Pinnacle West Capital Corp.(S)	33,897	1,455,537

Power Assets Holdings, Ltd. (Hong Kong)	148,000	1,126,271

PPL Corp.(S)	164,747	4,701,879

SSE PLC (United Kingdom)	186,244	3,731,479

Terna SPA (Italy)	308,250	1,145,348

		49,514,033
Gas utilities (7.9%)

Questar Corp.(S)	60,000	1,062,600

Snam Rete Gas SpA (Italy)	731,176	3,380,874

Tokyo Gas Co., Ltd. (Japan)	858,000	3,998,929

UGI Corp.	46,000	1,208,420

		9,650,823
Independent power producers and energy traders (11.1%)

AES Corp. (The)(NON)	391,107	3,817,204

Calpine Corp.(NON)	176,500	2,485,120

Electric Power Development Co. (Japan)	143,700	4,237,018

International Power PLC (United Kingdom)	662,135	3,142,385

		13,681,727
Multi-utilities (32.4%)

AGL Energy, Ltd. (Australia)	107,997	1,484,672

Alliant Energy Corp.	38,258	1,479,819

Ameren Corp.(S)	221,728	6,600,843

Centrica PLC (United Kingdom)	1,089,989	5,019,769

CMS Energy Corp.(S)	140,867	2,787,758

Dominion Resources, Inc.	12,700	644,779

GDF Suez (France)	177,468	5,310,466

National Grid PLC (United Kingdom)	403,345	4,006,505

OGE Energy Corp.(S)	28,900	1,381,131

PG&E Corp.(S)	148,879	6,299,070

Sempra Energy	62,537	3,220,656

Wisconsin Energy Corp.	50,308	1,574,137

		39,809,605
Oil, gas, and consumable fuels (1.6%)

EQT Corp.	37,300	1,990,328

		1,990,328
Water utilities (3.6%)

American Water Works Co., Inc.	83,412	2,517,374

Severn Trent PLC (United Kingdom)	40,234	964,558

United Utilities Group PLC (United Kingdom)	96,399	935,361

		4,417,293

Total common stocks (cost $103,164,144)		$119,063,809

CONVERTIBLE PREFERRED STOCKS (1.8%)(a)
	Shares	Value

Great Plains Energy, Inc. $6.00 cv. pfd.	11,115	$666,900

PPL Corp. $4.75 cv. pfd.	28,398	1,571,261

Total convertible preferred stocks (cost $2,165,745)		$2,238,161

SHORT-TERM INVESTMENTS (12.0%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	13,341,550	$13,341,550

Putnam Money Market Liquidity Fund 0.10%(e)	794,050	794,050

SSgA Prime Money Market Fund 0.02% (i)(P)	30,000	30,000

U.S. Treasury Bills with an effective yield of 0.068%, July 26, 2012(SEGSF)	$130,000	129,927

U.S. Treasury Bills with effective yields ranging from 0.070% to 0.101%, November 17, 2011(SEGSF)	320,000	319,940

U.S. Treasury Bills with an effective yield of 0.083%, October 20, 2011	110,000	109,985

Total short-term investments (cost $14,725,452)		$14,725,452

TOTAL INVESTMENTS

Total investments (cost $120,055,341)(b)		$136,027,422

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $50,587,446) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	10/19/11	$448,487	$485,120	$36,633
	British Pound	Sell	10/19/11	863,172	881,126	17,954
	Euro	Buy	10/19/11	1,106,490	1,152,535	(46,045)
Barclays Bank PLC
	British Pound	Sell	10/19/11	41,706	42,544	838
	Euro	Buy	10/19/11	3,456,876	3,601,528	(144,652)
	Hong Kong Dollar	Buy	10/19/11	342,620	342,277	343
	Japanese Yen	Sell	10/19/11	1,821,228	1,811,928	(9,300)
Citibank, N.A.
	British Pound	Sell	10/19/11	1,971,268	2,010,492	39,224
	Euro	Sell	10/19/11	275,214	286,750	11,536
	Hong Kong Dollar	Buy	10/19/11	1,326,131	1,324,337	1,794
Credit Suisse AG
	British Pound	Buy	10/19/11	2,873,958	2,932,120	(58,162)
	Euro	Buy	10/19/11	3,575,227	3,726,643	(151,416)
	Japanese Yen	Sell	10/19/11	239,620	238,092	(1,528)
Deutsche Bank AG
	Euro	Sell	10/19/11	1,009,206	1,051,210	42,004
Goldman Sachs International
	Australian Dollar	Sell	10/19/11	767,686	829,973	62,287
	Euro	Buy	10/19/11	1,464,362	1,525,856	(61,494)
	Japanese Yen	Buy	10/19/11	1,113,180	1,101,353	11,827
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/19/11	409,555	442,772	(33,217)
	British Pound	Buy	10/19/11	960,485	979,923	(19,438)
	Euro	Sell	10/19/11	1,041,276	1,084,607	43,331
	Hong Kong Dollar	Buy	10/19/11	1,650,893	1,649,330	1,563
JPMorgan Chase Bank, N.A.
	British Pound	Sell	10/19/11	429,711	438,300	8,589
	Canadian Dollar	Buy	10/19/11	1,997,783	2,105,130	(107,347)
	Euro	Sell	10/19/11	2,217,140	2,310,485	93,345
	Hong Kong Dollar	Buy	10/19/11	914,879	914,068	811
	Japanese Yen	Buy	10/19/11	446,409	443,734	2,675
Royal Bank of Scotland PLC (The)
	British Pound	Sell	10/19/11	5,197,930	5,301,026	103,096
	Euro	Sell	10/19/11	786,861	819,858	32,997
	Japanese Yen	Buy	10/19/11	691,492	687,313	4,179
State Street Bank and Trust Co.
	Australian Dollar	Sell	10/19/11	333,145	360,340	27,195
	Euro	Sell	10/19/11	3,371,400	3,516,859	145,459
UBS AG
	Australian Dollar	Buy	10/19/11	480,446	519,521	(39,075)
	British Pound	Sell	10/19/11	339,270	346,078	6,808
	Euro	Buy	10/19/11	3,041,842	3,159,004	(117,162)
Westpac Banking Corp.
	British Pound	Buy	10/19/11	802,097	818,209	(16,112)
	Euro	Buy	10/19/11	555,392	578,719	(23,327)
	Japanese Yen	Buy	10/19/11	772,978	768,286	4,692

Total						$(129,095)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through September 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $122,814,281.
(b)	The aggregate identified cost on a tax basis is $120,994,870, resulting in gross unrealized appreciation and depreciation of $25,197,024 and $10,164,472, respectively, or net unrealized appreciation of $15,032,552.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $12,939,916. The fund received cash collateral of $13,341,550 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $968 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $25,633,953 and $24,839,903, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.
(P)	The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $389,520 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):
	United States	52.7%
	United Kingdom	14.5
	Japan	9.0
	France	6.5
	Germany	5.7
	Italy	4.9
	Finland	2.7
	Hong Kong	1.4
	Spain	1.4
	Australia	1.2

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $557,743 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $449,909.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Energy	$1,990,328	$—	$—
Utilities	59,170,423	57,903,058	—
Total common stocks	61,160,751	57,903,058	—
Convertible preferred stocks	—	2,238,161	—
Short-term investments	824,050	13,901,402	—

Totals by level	$61,984,801	$74,042,621	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(129,095)	$—

Totals by level	$—	$(129,095)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$699,180	$828,275

Total	$699,180	$828,275

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Growth and Income Fund

The fund's portfolio
9/30/11 (Unaudited)

COMMON STOCKS (99.1%)(a)
	Shares	Value

Aerospace and defense (4.2%)

Embraer SA ADR (Brazil)	194,900	$4,944,613

General Dynamics Corp.	46,800	2,662,452

Honeywell International, Inc.	279,600	12,277,236

L-3 Communications Holdings, Inc.	48,700	3,017,939

Northrop Grumman Corp. (S)	167,700	8,747,232

Precision Castparts Corp.	10,000	1,554,600

Safran SA (France)	131,950	4,060,258

United Technologies Corp.	100,400	7,064,144

		44,328,474
Airlines (0.4%)

Delta Air Lines, Inc. (NON)	154,100	1,155,750

United Continental Holdings, Inc. (NON)(S)	180,400	3,496,152

		4,651,902
Automobiles (0.4%)

Ford Motor Co. (NON)	79,600	769,732

General Motors Co. (NON)	192,000	3,874,560

		4,644,292
Beverages (0.5%)

Coca-Cola Enterprises, Inc.	234,100	5,824,408

		5,824,408
Biotechnology (0.5%)

Amgen, Inc.	79,100	4,346,545

Cubist Pharmaceuticals, Inc. (NON)	17,800	628,696

Dendreon Corp. (NON)(S)	76,800	691,200

		5,666,441
Building products (0.1%)

Owens Corning, Inc. (NON)(S)	58,000	1,257,440

		1,257,440
Capital markets (3.4%)

Bank of New York Mellon Corp. (The)(S)	160,200	2,978,118

Blackstone Group LP (The)	131,400	1,574,172

Goldman Sachs Group, Inc. (The)	119,169	11,267,429

KKR & Co. LP	177,198	1,842,859

Legg Mason, Inc. (S)	86,900	2,234,199

Morgan Stanley	443,164	5,982,714

State Street Corp.	321,800	10,349,088

		36,228,579
Chemicals (1.7%)

Celanese Corp. Ser. A	41,700	1,356,501

Dow Chemical Co. (The)(S)	272,600	6,122,596

E.I. du Pont de Nemours & Co. (S)	84,700	3,385,459

Huntsman Corp.	396,800	3,837,056

LyondellBasell Industries NV Class A (Netherlands)	140,900	3,442,187

		18,143,799
Commercial banks (5.0%)

Fifth Third Bancorp	627,800	6,340,780

First Horizon National Corp.	470,100	2,801,796

PNC Financial Services Group, Inc.	61,800	2,978,142

SunTrust Banks, Inc. (S)	160,300	2,877,385

U.S. Bancorp	282,300	6,645,342

Wells Fargo & Co. (S)	1,293,020	31,187,642

		52,831,087
Communications equipment (2.3%)

Cisco Systems, Inc.	1,129,700	17,499,053

Harris Corp. (S)	45,398	1,551,250

Juniper Networks, Inc. (NON)(S)	134,000	2,312,840

Qualcomm, Inc.	53,400	2,596,842

		23,959,985
Computers and peripherals (2.5%)

Apple, Inc. (NON)	23,300	8,881,494

Hewlett-Packard Co.	485,410	10,897,455

SanDisk Corp. (NON)	113,600	4,583,760

Seagate Technology	192,000	1,973,760

		26,336,469
Construction and engineering (0.6%)

Fluor Corp. (S)	48,400	2,253,020

KBR, Inc.	184,100	4,350,283

		6,603,303
Consumer finance (0.2%)

Discover Financial Services	84,600	1,940,724

		1,940,724
Diversified consumer services (0.1%)

Apollo Group, Inc. Class A(NON)(S)	37,700	1,493,297

		1,493,297
Diversified financial services (5.6%)

Bank of America Corp.	2,301,145	14,083,007

Citigroup, Inc.	748,350	19,172,727

JPMorgan Chase & Co.	875,158	26,359,759

		59,615,493
Diversified telecommunication services (5.8%)

AT&T, Inc. (S)	646,900	18,449,588

CenturyLink, Inc.	229,100	7,587,792

Verizon Communications, Inc. (S)	965,200	35,519,360

		61,556,740
Electric utilities (2.5%)

American Electric Power Co., Inc.	161,341	6,134,185

Edison International	166,900	6,383,925

Entergy Corp. (S)	84,022	5,569,818

Great Plains Energy, Inc. (S)	220,900	4,263,370

PPL Corp. (S)	154,900	4,420,846

		26,772,144
Electrical equipment (0.4%)

Cooper Industries PLC	33,800	1,558,856

Emerson Electric Co. (S)	75,400	3,114,774

		4,673,630
Electronic equipment, instruments, and components (0.2%)

Jabil Circuit, Inc.	140,000	2,490,600

		2,490,600
Energy equipment and services (2.2%)

Baker Hughes, Inc.	39,000	1,800,240

Halliburton Co.	54,600	1,666,392

National Oilwell Varco, Inc.	122,800	6,289,816

Schlumberger, Ltd.	124,189	7,417,809

Transocean, Ltd. (Switzerland)(S)	103,300	4,931,542

Weatherford International, Ltd. (Switzerland)(NON)	131,947	1,611,073

		23,716,872
Food and staples retail (1.0%)

CVS Caremark Corp.	187,100	6,282,818

Wal-Mart Stores, Inc. (S)	87,880	4,560,972

		10,843,790
Health-care equipment and supplies (2.6%)

Baxter International, Inc.	278,700	15,646,218

Boston Scientific Corp. (NON)(S)	412,530	2,438,052

Covidien PLC (Ireland)	142,254	6,273,401

Stryker Corp.	72,300	3,407,499

		27,765,170
Health-care providers and services (2.4%)

Aetna, Inc.	279,800	10,170,730

CIGNA Corp.	195,900	8,216,046

Lincare Holdings, Inc. (S)	83,600	1,881,000

WellPoint, Inc. (S)	76,300	4,980,864

		25,248,640
Hotels, restaurants, and leisure (0.7%)

Carnival Corp.	97,600	2,957,280

Wyndham Worldwide Corp.	159,139	4,537,053

		7,494,333
Household durables (0.6%)

D.R. Horton, Inc. (S)	164,400	1,486,176

Fortune Brands Home & Security, Inc. (NON)	90,164	1,118,033

Fortune Brands, Inc.	19,800	1,070,784

Newell Rubbermaid, Inc.	181,600	2,155,592

		5,830,585
Household products (2.3%)

Colgate-Palmolive Co.	27,800	2,465,304

Energizer Holdings, Inc. (NON)(S)	35,300	2,345,332

Kimberly-Clark Corp. (S)	41,300	2,932,713

Procter & Gamble Co. (The)	269,300	17,014,374

		24,757,723
Independent power producers and energy traders (0.6%)

AES Corp. (The)(NON)	528,700	5,160,112

Calpine Corp. (NON)	109,300	1,538,944

		6,699,056
Industrial conglomerates (4.1%)

General Electric Co.	2,025,270	30,865,115

Tyco International, Ltd.	316,175	12,884,131

		43,749,246
Insurance (6.5%)

ACE, Ltd. (S)	125,500	7,605,300

Aflac, Inc.	242,500	8,475,375

Allstate Corp. (The)	407,100	9,644,199

Assured Guaranty, Ltd. (Bermuda)	418,967	4,604,447

Chubb Corp. (The)(S)	140,117	8,405,619

Everest Re Group, Ltd.	51,100	4,056,318

Hartford Financial Services Group, Inc. (The)(S)	354,100	5,715,174

Marsh & McLennan Cos., Inc.	101,100	2,683,194

MetLife, Inc. (S)	328,413	9,198,848

Prudential Financial, Inc. (S)	92,600	4,339,236

XL Group PLC	217,600	4,090,880

		68,818,590
IT Services (0.6%)

IBM Corp. (S)	21,400	3,745,642

Unisys Corp. (NON)(S)	159,188	2,497,660

		6,243,302
Leisure equipment and products (0.3%)

Hasbro, Inc.	102,600	3,345,786

		3,345,786
Machinery (1.7%)

Deere & Co. (S)	16,000	1,033,120

Eaton Corp.	39,500	1,402,250

Illinois Tool Works, Inc. (S)	95,400	3,968,640

Ingersoll-Rand PLC(S)	104,700	2,941,023

Lonking Holdings, Ltd. (China)(S)	2,093,000	661,832

Parker Hannifin Corp.	59,663	3,766,525

Stanley Black & Decker, Inc.	77,200	3,790,520

		17,563,910
Media (4.5%)

Comcast Corp. Class A	676,700	14,143,030

DISH Network Corp. Class A(NON)	166,500	4,172,490

Interpublic Group of Companies, Inc. (The)	480,800	3,461,760

News Corp. Class A	211,900	3,278,093

Time Warner Cable, Inc.	61,048	3,825,878

Time Warner, Inc.	364,900	10,936,053

Viacom, Inc. Class B	79,300	3,072,082

Walt Disney Co. (The)	168,500	5,081,960

		47,971,346
Metals and mining (1.3%)

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	181,352	5,522,168

Newmont Mining Corp. (S)	29,200	1,836,680

Nucor Corp.	97,100	3,072,244

Rio Tinto PLC (United Kingdom)	35,480	1,569,835

Steel Dynamics, Inc.	160,400	1,591,168

		13,592,095
Multiline retail (0.6%)

Target Corp.	122,100	5,987,784

		5,987,784
Multi-utilities (1.5%)

Ameren Corp.	220,000	6,549,400

CMS Energy Corp. (S)	94,100	1,862,239

PG&E Corp. (S)	167,200	7,074,232

		15,485,871
Oil, gas, and consumable fuels (11.2%)

Apache Corp.	127,203	10,206,769

BP PLC ADR (United Kingdom)	103,150	3,720,621

Chevron Corp. (S)	237,600	21,982,752

ConocoPhillips(S)	106,400	6,737,248

CONSOL Energy, Inc.	65,800	2,232,594

Exxon Mobil Corp.	343,918	24,978,764

Hess Corp.	116,600	6,116,836

Newfield Exploration Co. (NON)	97,000	3,849,930

Nexen, Inc. (Canada)	181,200	2,806,788

Noble Energy, Inc.	103,100	7,299,480

Nordic American Tanker Shipping (Norway)(S)	48,700	686,670

Occidental Petroleum Corp.	169,086	12,089,649

Petroleo Brasileiro SA ADR (Brazil)	117,300	2,633,385

Royal Dutch Shell PLC ADR (United Kingdom)(S)	74,626	4,590,992

Sunoco, Inc. (S)	136,900	4,245,269

Total SA ADR (France)(S)	85,400	3,746,498

		117,924,245
Paper and forest products (0.3%)

International Paper Co. (S)	154,300	3,587,475

		3,587,475
Personal products (0.2%)

Avon Products, Inc.	104,300	2,044,280

		2,044,280
Pharmaceuticals (8.0%)

Abbott Laboratories	81,600	4,173,024

Johnson & Johnson	375,100	23,897,621

Merck & Co., Inc.	653,525	21,376,803

Pfizer, Inc.	1,802,416	31,866,715

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	85,900	3,197,198

		84,511,361
Real estate investment trusts (REITs) (0.5%)

Chimera Investment Corp. (S)	622,700	1,724,879

CreXus Investment Corp.	124,700	1,107,336

MFA Financial, Inc.	334,900	2,350,998

		5,183,213
Road and rail (0.2%)

Hertz Global Holdings, Inc. (NON)(S)	216,300	1,925,070

		1,925,070
Semiconductors and semiconductor equipment (2.2%)

Advanced Micro Devices, Inc. (NON)(S)	471,200	2,393,696

First Solar, Inc. (NON)(S)	29,800	1,883,658

Intel Corp.	204,300	4,357,719

KLA-Tencor Corp. (S)	64,000	2,449,920

Lam Research Corp. (NON)	111,200	4,223,376

Marvell Technology Group, Ltd. (NON)	196,600	2,856,598

Novellus Systems, Inc. (NON)(S)	85,900	2,341,634

Texas Instruments, Inc.	106,700	2,843,555

		23,350,156
Software (2.1%)

Microsoft Corp.	672,300	16,733,547

Oracle Corp.	199,300	5,727,882

		22,461,429
Specialty retail (2.1%)

American Eagle Outfitters, Inc.	221,800	2,599,496

Best Buy Co., Inc. (S)	214,300	4,993,190

Lowe's Cos., Inc.	448,800	8,679,792

Office Depot, Inc. (NON)(S)	838,900	1,728,134

OfficeMax, Inc. (NON)(S)	173,800	842,930

Signet Jewelers, Ltd. (Bermuda)(NON)	32,400	1,095,120

Staples, Inc.	138,500	1,842,050

		21,780,712
Textiles, apparel, and luxury goods (0.3%)

Hanesbrands, Inc. (NON)(S)	108,000	2,701,080

		2,701,080
Tobacco (1.7%)

Altria Group, Inc.	103,400	2,772,154

Lorillard, Inc.	48,300	5,346,810

Philip Morris International, Inc.	157,700	9,837,326

		17,956,290
Wireless telecommunication services (0.4%)

Vodafone Group PLC ADR (United Kingdom)	156,100	4,003,965

		4,003,965

Total common stocks (cost $1,041,895,459)		$1,051,562,182

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
	Principal amount	Value

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	$1,880,000	$2,470,132

Total convertible bonds and notes (cost $1,880,000)		$2,470,132

SHORT-TERM INVESTMENTS (14.1%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	140,053,111	$140,053,111

Putnam Money Market Liquidity Fund 0.10%(e)	9,540,637	9,540,637

Total short-term investments (cost $149,593,748)		$149,593,748

TOTAL INVESTMENTS

Total investments (cost $1,193,369,207)(b)		$1,203,626,062

Key to holding's abbreviations
ADR	American Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through September 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $1,060,704,343.
(b)	The aggregate identified cost on a tax basis is $1,234,183,469, resulting in gross unrealized appreciation and depreciation of $115,049,454 and $145,606,861, respectively, or net unrealized depreciation of $30,557,407.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $132,456,185. The fund received cash collateral of $140,053,111 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $7,616 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $169,847,234 and $172,296,214, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $1,189,282 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$101,249,215	$—	$—
Consumer staples	61,426,491	—	—
Energy	141,641,117	—	—
Financials	224,617,686	—	—
Health care	143,191,612	—	—
Industrials	120,030,885	4,722,090	—
Information technology	104,841,941	—	—
Materials	33,753,534	1,569,835	—
Telecommunication services	65,560,705	—	—
Utilities	48,957,071	—	—
Total common stocks	1,045,270,257	6,291,925	—
Convertible bonds and notes	—	2,470,132	—
Short-term investments	9,540,637	140,053,111	—

Totals by level	$1,054,810,894	$148,815,168	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Growth Opportunities Fund

The fund's portfolio
9/30/11 (Unaudited)

COMMON STOCKS (99.1%)(a)
			Shares	Value

Aerospace and defense (5.2%)

Embraer SA ADR (Brazil)			4,860	$123,298

Goodrich Corp.			1,640	197,915

Honeywell International, Inc.			3,560	156,320

Northrop Grumman Corp.			1,140	59,462

Precision Castparts Corp.			2,627	408,393

Safran SA (France)			2,875	88,467

United Technologies Corp.(S)			2,000	140,720

				1,174,575
Air freight and logistics (0.8%)

United Parcel Service, Inc. Class B			2,870	181,241

				181,241
Airlines (0.2%)

Delta Air Lines, Inc.(NON)			6,840	51,300

				51,300
Auto components (0.7%)

Lear Corp.			3,650	156,585

				156,585
Automobiles (0.6%)

Ford Motor Co.(NON)			13,520	130,738

				130,738
Beverages (2.6%)

Coca-Cola Co. (The)			2,700	182,412

Coca-Cola Enterprises, Inc.			9,220	229,394

PepsiCo, Inc.			2,670	165,273

				577,079
Biotechnology (1.4%)

Celgene Corp.(NON)			3,780	234,058

Dendreon Corp.(NON)(S)			3,219	28,971

Human Genome Sciences, Inc.(NON)(S)			3,227	40,951

				303,980
Capital markets (1.2%)

Apollo Global Management, LLC. Class A			2,684	27,484

Invesco, Ltd.			4,230	65,607

Morgan Stanley			3,760	50,760

State Street Corp.			3,790	121,886

				265,737
Chemicals (4.0%)

Agrium, Inc. (Canada)			1,204	80,259

Albemarle Corp.			3,640	147,056

Celanese Corp. Ser. A			6,779	220,521

Huntsman Corp.			9,430	91,188

LyondellBasell Industries NV Class A (Netherlands)			5,230	127,769

Monsanto Co.			3,870	232,355

				899,148
Communications equipment (4.9%)

ADTRAN, Inc.(S)			3,120	82,555

Cisco Systems, Inc.			13,981	216,566

F5 Networks, Inc.(NON)(S)			580	41,209

Juniper Networks, Inc.(NON)			5,610	96,829

Polycom, Inc.(NON)(S)			7,580	139,245

Qualcomm, Inc.			10,920	531,040

				1,107,444
Computers and peripherals (12.0%)

Apple, Inc.(NON)			5,019	1,913,134

EMC Corp.(NON)(S)			16,350	343,187

Hewlett-Packard Co.			4,670	104,842

SanDisk Corp.(NON)(S)			7,950	320,783

				2,681,946
Diversified financial services (1.3%)

CME Group, Inc.			790	194,656

JPMorgan Chase & Co.			3,010	90,661

				285,317
Diversified telecommunication services (0.2%)

Iridium Communications, Inc.(NON)(S)			8,396	52,055

				52,055
Electrical equipment (0.8%)

Cooper Industries PLC			2,030	93,624

GrafTech International, Ltd.(NON)(S)			7,400	93,980

				187,604
Electronic equipment, instruments, and components (0.7%)

TE Connectivity, Ltd. (Switzerland)			5,930	166,870

				166,870
Energy equipment and services (3.9%)

Cameron International Corp.(NON)			2,830	117,558

National Oilwell Varco, Inc.			3,870	198,221

Oil States International, Inc.(NON)			1,960	99,803

Schlumberger, Ltd.			6,650	397,205

Technip SA (France)			790	63,328

				876,115
Food and staples retail (0.9%)

Costco Wholesale Corp.			2,540	208,585

				208,585
Food products (0.6%)

Mead Johnson Nutrition Co. Class A			2,000	137,660

				137,660
Health-care equipment and supplies (3.6%)

Baxter International, Inc.			7,020	394,103

Covidien PLC (Ireland)			6,220	274,302

St. Jude Medical, Inc.			1,860	67,313

Stryker Corp.			1,560	73,523

				809,241
Health-care providers and services (3.0%)

Aetna, Inc.			7,740	281,349

CIGNA Corp.			2,190	91,849

Express Scripts, Inc.(NON)(S)			4,550	168,669

Quest Diagnostics, Inc.			2,485	122,660

				664,527
Hotels, restaurants, and leisure (3.3%)

Carnival Corp.(S)			5,260	159,378

Las Vegas Sands Corp.(NON)			2,460	94,316

McDonald's Corp.			2,560	224,819

Starbucks Corp.			7,240	269,980

				748,493
Household durables (0.3%)

Beam, Inc.(WIS)			930	50,294

NVR, Inc.(NON)			37	22,347

				72,641
Household products (1.8%)

Colgate-Palmolive Co.			1,770	156,964

Procter & Gamble Co. (The)(S)			4,070	257,143

				414,107
Independent power producers and energy traders (0.6%)

AES Corp. (The)(NON)			14,530	141,813

				141,813
Industrial conglomerates (1.6%)

General Electric Co.			5,700	86,868

Tyco International, Ltd.			6,660	271,395

				358,263
Insurance (0.9%)

Aflac, Inc.			2,784	97,301

Hartford Financial Services Group, Inc. (The)			6,950	112,173

				209,474
Internet and catalog retail (3.3%)

Amazon.com, Inc.(NON)			2,120	458,408

Priceline.com, Inc.(NON)			635	285,407

				743,815
Internet software and services (3.0%)

Baidu, Inc. ADR (China)(NON)			1,620	173,194

Google, Inc. Class A(NON)			954	490,719

				663,913
IT Services (2.4%)

Accenture PLC Class A(S)			2,570	135,388

Mastercard, Inc. Class A			960	304,474

Western Union Co. (The)			6,010	91,893

				531,755
Leisure equipment and products (0.5%)

Hasbro, Inc.			3,110	101,417

				101,417
Life sciences tools and services (2.1%)

Agilent Technologies, Inc.(NON)			3,370	105,313

Thermo Fisher Scientific, Inc.(NON)			7,040	356,506

				461,819
Machinery (3.4%)

Eaton Corp.			5,740	203,770

Pall Corp.			840	35,616

Parker Hannifin Corp.			4,520	285,348

Stanley Black & Decker, Inc.			1,790	87,889

Timken Co.			4,300	141,126

				753,749
Media (2.5%)

DISH Network Corp. Class A(NON)			2,260	56,636

Interpublic Group of Companies, Inc. (The)(S)			24,160	173,952

Time Warner, Inc.(S)			5,650	169,331

Walt Disney Co. (The)			5,630	169,801

				569,720
Metals and mining (0.9%)

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			4,190	127,586

Teck Resources Limited Class B (Canada)			2,669	77,908

				205,494
Multiline retail (1.6%)

Kohl's Corp.			3,650	179,215

Target Corp.			3,605	176,789

				356,004
Oil, gas, and consumable fuels (4.4%)

Alpha Natural Resources, Inc.(NON)			3,350	59,262

Anadarko Petroleum Corp.			1,360	85,748

Hess Corp.			2,890	151,609

Kosmos Energy, Ltd.(NON)(S)			4,948	57,941

Linn Energy, LLC (Units)			5,200	185,432

Newfield Exploration Co.(NON)			1,730	68,664

Noble Energy, Inc.			2,650	187,620

Occidental Petroleum Corp.			2,670	190,905

				987,181
Personal products (0.5%)

Estee Lauder Cos., Inc. (The) Class A			1,220	107,165

				107,165
Pharmaceuticals (1.0%)

Merck & Co., Inc.(S)			3,910	127,896

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			2,850	106,077

				233,973
Real estate investment trusts (REITs) (0.2%)

ProLogis, Inc.(R)(S)			1,446	35,066

				35,066
Real estate management and development (0.8%)

BR Malls Participacoes SA (Brazil)			5,452	55,595

CB Richard Ellis Group, Inc. Class A(NON)(S)			9,620	129,485

				185,080
Road and rail (1.0%)

Hertz Global Holdings, Inc.(NON)(S)			6,680	59,452

Kansas City Southern(NON)(S)			1,805	90,178

Swift Transportation Co.(NON)			10,210	65,752

				215,382
Semiconductors and semiconductor equipment (3.3%)

Advanced Micro Devices, Inc.(NON)(S)			20,190	102,565

First Solar, Inc.(NON)(S)			1,142	72,186

Intel Corp.(S)			3,050	65,057

KLA-Tencor Corp.(S)			1,350	51,678

Lam Research Corp.(NON)			2,340	88,873

Marvell Technology Group, Ltd.(NON)			5,910	85,872

Novellus Systems, Inc.(NON)(S)			3,540	96,500

Texas Instruments, Inc.			6,520	173,758

				736,489
Software (5.4%)

Adobe Systems, Inc.(NON)(S)			3,460	83,628

BMC Software, Inc.(NON)			3,572	137,736

Microsoft Corp.			8,090	201,360

Oracle Corp.			21,330	613,024

Salesforce.com, Inc.(NON)(S)			1,160	132,565

Synchronoss Technologies, Inc.(NON)(S)			1,660	41,351

				1,209,664
Specialty retail (2.3%)

Bed Bath & Beyond, Inc.(NON)			2,930	167,918

Lowe's Cos., Inc.			1,880	36,359

Office Depot, Inc.(NON)(S)			4,770	9,826

TJX Cos., Inc. (The)			3,180	176,395

Williams-Sonoma, Inc.(S)			3,870	119,157

				509,655
Textiles, apparel, and luxury goods (0.2%)

Iconix Brand Group, Inc.(NON)(S)			2,671	42,202

				42,202
Tobacco (1.7%)

Philip Morris International, Inc.			5,960	371,785

				371,785
Wireless telecommunication services (1.4%)

American Tower Corp. Class A(NON)			3,462	186,256

NII Holdings, Inc.(NON)			4,389	118,284

				304,540

Total common stocks (cost $20,442,334)				$22,188,406

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

Novellus Systems, Inc. 144A cv. sr. notes 2 5/8s, 2041			$19,000	$16,338

Total convertible bonds and notes (cost $19,000)				$16,338

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	12,850	$5,654

Total warrants (cost $12,979)				$5,654

PURCHASED OPTIONS OUTSTANDING (—%)(a)
			Contract
	Expiration date/strike price		amount	Value

Best Buy Co., Inc. (Call)	Jan-12/$35.00		6,971	$888

JPMorgan Chase & Co. (Call)	Jan-12/45.00		2,090	121

JPMorgan Chase & Co. (Call)	Jan-12/50.00		3,597	50

Total purchased options outstanding (cost $23,722)				$1,059

SHORT-TERM INVESTMENTS (13.5%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills with an effective yield of 0.062%, February 9, 2012			$10,000	$9,997

Putnam Cash Collateral Pool, LLC 0.16%(d)			2,802,797	2,802,797

Putnam Money Market Liquidity Fund 0.10%(e)			202,420	202,420

Total short-term investments (cost $3,015,214)				$3,015,214

TOTAL INVESTMENTS

Total investments (cost $23,513,249)(b)				$25,226,671

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $178,674) (Unaudited)

		Contract	Delivery		Aggregate	Unrealized
Counterparty	Currency	type	date	Value	face value	appreciation

UBS AG
	Euro	Sell	10/19/11	$171,489	$178,674	$7,185

Total						$7,185

WRITTEN OPTIONS OUTSTANDING at 9/30/11 (premiums received $3,276) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Best Buy Co., Inc. (Call)	$6,971	Jan-12/40.00	$357

Total			$357

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/11 (Unaudited)

		Upfront		Fixed payments	Total return
Swap counterparty /		premium	Termination	received (paid) by	received by	Unrealized
Notional amount		received (paid)	date	fund per annum	or paid by fund	depreciation

Goldman Sachs International
Baskets	1,144	$—	9/26/12	(1 month USD-LIBOR-BBA plus 35 bp)	A basket (GSCBPBNK) of common stocks	$(497)

Total						$(497)

Key to holding's abbreviations
ADR	American Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through September 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $22,393,485.
(b)	The aggregate identified cost on a tax basis is $24,216,579, resulting in gross unrealized appreciation and depreciation of $3,710,724 and $2,700,632, respectively, or net unrealized appreciation of $1,010,092.
(NON)	Non-income-producing security.
(WIS)	When-issued security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $2,637,927. The fund received cash collateral of $2,802,797 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $246 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $3,376,394 and $3,667,986, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $477 to cover certain derivatives contracts.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund uses options contracts to enhance the return on a security owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 17,000 on purchased options contracts for the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $137,000 on forward currency contracts for the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $168,000 on total return swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$3,431,270	$—	$—
Consumer staples	1,816,381	—	—
Energy	1,799,968	63,328	—
Financials	980,674	—	—
Health care	2,473,540	—	—
Industrials	2,833,647	88,467	—
Information technology	7,098,081	—	—
Materials	1,104,642	—	—
Telecommunication services	356,595	—	—
Utilities	141,813	—	—
Total common stocks	22,036,611	151,795	—
Convertible bonds and notes	—	16,338	—
Purchased options outstanding	—	1,059	—
Warrants	5,654	—	—
Short-term investments	202,420	2,812,794	—

Totals by level	$22,244,685	$2,981,986	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$7,185	$—
Written options	—	(357)	—
Total return swap contracts	—	(497)	—

Totals by level	$—	$6,331	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$7,185	$—
Equity contracts	6,713	(854)

Total	$13,898	$(854)

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT High Yield Fund

The fund's portfolio
9/30/11 (Unaudited)

CORPORATE BONDS AND NOTES (86.2%)(a)
			Principal amount	Value

Advertising and marketing services (0.4%)

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			$960,000	$739,200

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			795,000	620,100

				1,359,300
Automotive (1.9%)

Chrysler Group, LLC/CG Co-Issuer, Inc. 144A company guaranty sr. notes 8 1/4s, 2021			965,000	745,462

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			1,100,000	1,226,500

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			885,000	854,836

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021			1,045,000	1,039,774

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021			230,000	227,585

General Motors Escrow notes 8 1/4s, 2023 (In default)(NON)			820,000	10,250

General Motors Financial Co., Inc. 144A sr. notes 6 3/4s, 2018			515,000	504,700

Motors Liquidation Co. (Escrow) notes 8 3/8s, 2033 (In default)(NON)			765,000	9,563

Navistar International Corp. sr. notes 8 1/4s, 2021			1,145,000	1,173,624

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014		EUR	450,000	605,283

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			$500,000	525,000

				6,922,577
Basic materials (6.8%)

Associated Materials, LLC company guaranty sr. notes 9 1/8s, 2017			1,015,000	822,150

Atkore International, Inc. 144A sr. notes 9 7/8s, 2018			1,050,000	950,250

Catalyst Paper Corp. 144A company guaranty sr. notes 11s, 2016 (Canada)			95,000	61,750

Celanese US Holdings, LLC company guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)			370,000	382,488

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			715,000	704,275

CEMEX SAB de CV 144A company guaranty sr. notes 9s, 2018 (Mexico)			155,000	105,013

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			845,000	883,025

Dynacast International, LLC/Dynacast Finance, Inc. 144A notes 9 1/4s, 2019			230,000	215,625

Edgen Murray Corp. company guaranty sr. notes 12 1/4s, 2015			330,000	295,763

Exopack Holding Corp. 144A sr. notes 10s, 2018			390,000	364,650

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			1,010,000	1,010,000

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			615,000	581,175

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			830,000	767,750

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			485,000	355,263

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			575,000	474,375

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			645,000	617,588

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			515,000	500,838

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)			470,000	462,950

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)		EUR	450,000	418,473

Lyondell Chemical Co. sr. notes 11s, 2018			$2,720,000	2,937,600

Lyondell Chemical Co. 144A company guaranty sr. notes 8s, 2017			946,000	1,019,314

Momentive Performance Materials, Inc. notes 9s, 2021			1,325,000	907,625

NewPage Corp. company guaranty sr. notes 11 3/8s, 2014 (In default)(NON)			605,000	449,213

Nexeo Solutions, LLC/Nexeo Solutions Finance Corp. 144A company guaranty sr. sub. notes 8 3/8s, 2018			260,000	256,750

Norbord, Inc. sr. unsub. plants equip. 7 1/4s, 2012 (Canada)			150,000	145,875

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			1,380,000	1,352,399

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015			830,000	815,475

Old All, Inc. company guaranty sr. unsec. notes 9s, 2014 (In default)(F)(NON)			1,320,000	1

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)		EUR	290,000	402,782

Pregis Corp. company guaranty notes FRN 6.605s, 2013		EUR	130,000	157,215

Pregis Corp. company guaranty sr. sub. notes 12 3/8s, 2013			$515,000	468,650

Rhodia SA 144A sr. notes 6 7/8s, 2020 (France)			330,000	379,500

Sealed Air Corp. 144A sr. unsec. notes 8 3/8s, 2021(FWC)			280,000	282,800

Smurfit Kappa Acquisition company guaranty sr. bonds 7 1/4s, 2017 (Ireland)		EUR	50,000	63,596

Smurfit Kappa Funding PLC sr. sub. notes 7 3/4s, 2015 (Ireland)		EUR	15,000	18,696

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			$560,000	537,600

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			170,000	154,700

Solutia, Inc. company guaranty sr. unsec. notes 8 3/4s, 2017			390,000	415,350

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			1,370,000	1,438,500

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			460,000	457,700

Styrolution Group GmbH 144A sr. notes 7 5/8s, 2016 (Germany)		EUR	245,000	242,873

TPC Group, LLC 144A sr. notes 8 1/4s, 2017			$950,000	931,000

Tube City IMS Corp. company guaranty sr. unsec. sub. notes 9 3/4s, 2015			780,000	744,900

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019			505,000	348,450

				24,901,965
Broadcasting (2.1%)

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			440,000	326,700

Clear Channel Communications, Inc. company guaranty unsec. unsub. notes 10 3/4s, 2016			470,000	243,225

Clear Channel Communications, Inc. sr. unsec. notes 5 1/2s, 2014			385,000	217,525

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017			925,000	945,813

Cumulus Media, Inc. 144A sr. notes 7 3/4s, 2019			895,000	754,038

DISH DBS Corp. company guaranty 7 1/8s, 2016			415,000	420,187

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			1,025,000	1,045,500

DISH DBS Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			735,000	701,925

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015			805,000	728,525

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. company guaranty sr. notes 8 7/8s, 2017			735,000	725,812

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			735,000	573,300

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			5,000	4,688

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013			285,000	319,200

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			755,000	762,550

				7,768,988
Building materials (1.6%)

Building Materials Corp. 144A sr. notes 7s, 2020			700,000	698,250

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			330,000	320,100

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			290,000	275,500

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			855,000	771,638

Nortek, Inc. 144A company guaranty sr. notes 8 1/2s, 2021			310,000	249,550

Nortek, Inc. 144A company guaranty sr. unsec. notes 10s, 2018			630,000	582,750

Owens Corning company guaranty sr. unsec. notes 9s, 2019			1,510,000	1,781,800

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A sr. notes 8 5/8s, 2017			1,055,000	994,338

				5,673,926
Cable television (2.5%)

Adelphia Communications Corp. escrow bonds zero %, 2012			290,000	464

Adelphia Communications Corp. escrow bonds zero %, 2011			80,000	128

Adelphia Communications Corp. escrow bonds zero %, 2011			130,000	208

Adelphia Communications Corp. escrow bonds zero %, 2012			755,000	1,208

AMC Networks, Inc. 144A company guaranty sr. unsec notes 7 3/4s, 2021			315,000	322,874

Atlantic Broadband Finance, LLC company guaranty 9 3/8s, 2014			520,000	516,100

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			320,000	323,200

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			1,405,000	1,462,955

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			250,000	254,375

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			345,000	351,038

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			965,000	907,100

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			975,000	945,750

Cequel Communications Holdings I LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017			2,055,000	2,034,450

CSC Holdings LLC sr. unsec. unsub. notes 8 1/2s, 2014			40,000	43,150

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			395,000	387,100

Mediacom Broadband, LLC/Mediacom Broadband Corp. sr. unsec. unsub. notes 8 1/2s, 2015			250,000	248,750

Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			205,000	203,975

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)		CAD	515,000	486,912

Videotron Ltee sr. notes 6 7/8s, 2021 (Canada)		CAD	485,000	459,849

Virgin Media Finance PLC company guaranty sr. notes Ser. 1, 9 1/2s, 2016 (United Kingdom)			$275,000	297,000

				9,246,586
Capital goods (5.2%)

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			1,190,000	1,213,800

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 5 1/4s, 2014			420,000	394,800

American Axle & Manufacturing, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			50,000	47,000

American Axle & Manufacturing, Inc. 144A company guaranty sr. notes 9 1/4s, 2017			737,000	766,480

ARD Finance SA 144A sr. notes 11 1/8s, 2018 (Luxembourg)(PIK)			230,000	186,300

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	165,000	206,010

Ardagh Packaging Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)		EUR	250,000	312,136

BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			$220,000	230,450

Berry Plastics Corp. company guaranty notes FRN 4.222s, 2014			350,000	294,000

Berry Plastics Corp. company guaranty sr. notes 9 1/2s, 2018			485,000	412,250

Berry Plastics Corp. notes 9 3/4s, 2021			560,000	476,000

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			725,000	732,250

Crown Americas, LLC/Crown Americas Capital Corp. III 144A sr. notes 6 1/4s, 2021			165,000	165,000

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	200,000	259,516

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			$1,000,000	995,000

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			1,990,000	2,510,442

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020			105,000	103,425

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			1,020,000	938,400

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			510,000	512,550

Reynolds Group DL Escrow, Inc./Reynolds Group Escrow, LLC 144A company guaranty sr. notes 8 3/4s, 2016			445,000	446,113

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 7 1/8s, 2019			590,000	548,700

Reynolds Group Issuer, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			365,000	310,250

Reynolds Group Issuer, Inc. 144A sr. notes 6 7/8s, 2021 (New Zealand)			170,000	153,000

Reynolds Group Issuer, Inc. 144A sr. unsec. notes 8 1/4s, 2021 (New Zealand)			240,000	189,600

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. notes 7 7/8s, 2019			250,000	241,250

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. unsec. notes 9 7/8s, 2019			250,000	220,000

Ryerson Holding Corp. sr. disc. notes zero %, 2015			325,000	143,812

Ryerson, Inc. company guaranty sr. notes 12s, 2015			1,000,000	1,000,000

Tenneco, Inc. company guaranty sr. unsec. notes 8 1/8s, 2015			600,000	612,000

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			330,000	331,650

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			300,000	291,000

Terex Corp. sr. unsec. sub. notes 8s, 2017			745,000	659,325

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			1,235,000	1,210,300

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			670,000	696,800

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			950,000	966,624

				18,776,233
Coal (2.2%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			570,000	531,525

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			610,000	570,350

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			875,000	840,000

Arch Coal, Inc. 144A company guaranty sr. unsec. notes 7s, 2019			760,000	722,000

Arch Western Finance, LLC company guaranty sr. notes 6 3/4s, 2013			185,000	184,538

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			1,560,000	1,641,900

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			920,000	961,400

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2021			130,000	125,450

James River Escrow, Inc. 144A sr. notes 7 7/8s, 2019			310,000	260,400

Peabody Energy Corp. company guaranty 7 3/8s, 2016			1,875,000	2,060,155

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			80,000	84,100

				7,981,818
Commercial and consumer services (1.7%)

ARAMARK Holdings Corp. 144A sr. notes 8 5/8s, 2016(PIK)			335,000	329,975

Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s, 2018			210,000	185,325

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015			430,000	432,150

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			1,610,000	1,730,750

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			1,015,000	954,100

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			430,000	441,825

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			1,245,000	1,017,787

Travelport LLC company guaranty 11 7/8s, 2016			495,000	195,525

Travelport LLC company guaranty 9 7/8s, 2014			295,000	193,225

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			1,365,000	798,524

				6,279,186
Consumer (1.1%)

Jarden Corp. company guaranty sr. unsec. notes 8s, 2016			360,000	380,250

Jarden Corp. company guaranty sr. unsec. sub. notes 7 1/2s, 2017			855,000	872,100

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020		EUR	135,000	166,204

Scotts Miracle-Gro Co. (The) 144A sr. notes 6 5/8s, 2020			$650,000	637,000

Yankee Candle Co. company guaranty sr. notes Ser. B, 8 1/2s, 2015			1,330,000	1,276,800

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			675,000	573,750

				3,906,104
Consumer staples (7.3%)

ACCO Brands Corp. company guaranty sr. notes 10 5/8s, 2015			585,000	628,875

AE Escrow Corp. 144A sr. unsec. notes 9 3/4s, 2020			225,000	216,000

Archibald Candy Corp. company guaranty sub. notes 10s, 2011 (In default)(F)(NON)			172,499	5,520

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			195,000	193,050

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2016			775,000	747,874

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			545,000	561,350

Central Garden & Pet Co. company guaranty sr. sub. notes 8 1/4s, 2018			620,000	592,100

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016(PIK)			445,000	393,825

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			640,000	460,800

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			1,065,000	1,118,250

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			675,000	708,750

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			900,000	893,250

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018			200,000	202,500

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			760,000	716,300

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			1,095,000	1,086,787

Dole Food Co. sr. notes 13 7/8s, 2014			226,000	258,205

Dole Food Co. 144A sr. notes 8s, 2016			195,000	199,388

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			760,000	760,000

Hertz Corp. company guaranty sr. unsec. notes 8 7/8s, 2014			38,000	38,000

Hertz Corp. company guaranty sr. unsec. notes 7 1/2s, 2018			295,000	281,725

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	760,000	998,604

JBS USA LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014			$340,000	363,800

JBS USA LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			1,920,000	1,584,000

Landry's Restaurants, Inc. company guaranty sr. notes 11 5/8s, 2015			140,000	140,700

Landry's Restaurants, Inc. 144A company guaranty sr. notes 11 5/8s, 2015			325,000	326,625

Libbey Glass, Inc. sr. notes 10s, 2015			450,000	471,375

Michael Foods, Inc. company guaranty sr. unsec notes 9 3/4s, 2018			375,000	387,188

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. company guaranty sr. unsec. notes 9 1/4s, 2015			495,000	491,288

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			985,000	1,004,700

Reddy Ice Corp. company guaranty sr. notes 11 1/4s, 2015			895,000	816,688

Revlon Consumer Products Corp. company guaranty notes 9 3/4s, 2015			570,000	597,074

Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019			295,000	307,538

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			410,000	391,550

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			1,240,000	979,600

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			235,000	244,988

Roadhouse Financing, Inc. notes 10 3/4s, 2017			245,000	227,238

Service Corporation International sr. notes 7s, 2019			345,000	348,450

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014			560,000	635,600

Spectrum Brands, Inc. sr. notes 9 1/2s, 2018			485,000	516,525

Spectrum Brands, Inc. sr. unsec. sub. bonds 12s, 2019			821,010	888,743

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			620,000	599,850

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014			845,000	975,975

United Rentals North America, Inc. company guaranty sr. unsec. sub. notes 8 3/8s, 2020			320,000	292,800

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			510,000	529,125

Wendy's Co. (The) company guaranty sr. unsec. unsub. notes 10s, 2016			1,140,000	1,199,850

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			650,000	632,125

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			450,000	423,000

				26,437,548
Energy (oil field) (1.4%)

Complete Production Services, Inc. company guaranty 8s, 2016			670,000	670,000

Frac Tech Services, LLC/Frac Tech Finance, Inc. 144A company guaranty sr. notes 7 1/8s, 2018			800,000	812,000

Helix Energy Solutions Group, Inc. 144A sr. unsec. notes 9 1/2s, 2016			2,065,000	2,095,974

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			700,000	673,750

Offshore Group Investments, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			685,000	705,550

Offshore Group Investments, Ltd. 144A company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			185,000	190,550

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			155,000	154,225

				5,302,049
Entertainment (0.7%)

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			1,035,000	936,675

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			135,000	139,388

Cinemark USA, Inc. company guaranty sr. unsec. notes 8 5/8s, 2019			365,000	375,950

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			170,000	160,650

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			745,000	737,550

Universal City Development Partners, Ltd. company guaranty sr. unsec. notes 8 7/8s, 2015			234,000	253,890

				2,604,103
Financials (9.2%)

ABN Amro North American Holding Preferred Capital Repackage Trust I 144A jr. sub. bonds FRB 6.523s, perpetual maturity			1,385,000	1,024,900

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			450,000	399,375

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			635,000	553,154

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			965,000	954,144

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			425,000	393,389

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			430,000	389,150

Ally Financial, Inc. unsec. sub. notes 8s, 2018			475,000	432,250

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058			1,025,000	904,562

BAC Capital Trust VI bank guaranty jr. unsec. sub. notes 5 5/8s, 2035			600,000	429,638

BankAmerica Capital II bank guaranty jr. unsec. sub. notes 8s, 2026			225,000	209,250

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037			725,000	692,375

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			255,000	244,800

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			500,000	563,750

CIT Group, Inc. sr. bonds 7s, 2017			448	435

CIT Group, Inc. sr. bonds 7s, 2016			462	448

CIT Group, Inc. sr. bonds 7s, 2015			477	473

CIT Group, Inc. 144A bonds 7s, 2017			3,946,000	3,827,620

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			690,000	686,550

CNO Financial Group, Inc. 144A company guaranty sr. notes 9s, 2018			425,000	439,875

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019			$785,000	761,450

Dresdner Funding Trust I 144A bonds 8.151s, 2031			1,030,000	623,150

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			565,000	563,588

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017			581,000	655,078

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB 6.071s, perpetual maturity (Jersey)			1,115,000	669,000

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)			895,000	763,043

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			300,000	193,898

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015			335,000	309,875

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			1,500,000	1,494,375

ING Groep NV jr. unsec. sub. notes 5.775s, perpetual maturity (Netherlands)			285,000	208,763

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			85,000	73,950

Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015			200,000	212,500

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017			620,000	632,400

Liberty Mutual Group, Inc. 144A company guaranty jr. sub. notes FRB 10 3/4s, 2058			160,000	190,400

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			350,000	306,250

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. notes FRN 7s, 2037			120,000	101,400

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			885,000	907,125

NB Capital Trust IV jr. unsec. sub. notes 8 1/4s, 2027			215,000	199,413

Nuveen Investments, Inc. company guaranty sr. unsec. unsub. notes 10 1/2s, 2015			670,000	618,075

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			855,000	815,456

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/4s, 2017			835,000	814,125

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			430,000	371,950

Regions Financing Trust II company guaranty jr. unsec. sub. bonds FRB 6 5/8s, 2047			1,185,000	959,850

Residential Capital LLC company guaranty jr. notes 9 5/8s, 2015			1,515,000	1,174,124

Royal Bank of Scotland Group PLC jr. unsec. sub. bonds FRB 7.648s, perpetual maturity (United Kingdom)			1,915,000	1,263,900

Sabra Health Care LP/Sabra Capital Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018(R)			85,000	79,050

SLM Corp. sr. notes Ser. MTN, 8s, 2020			655,000	646,614

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			2,250,000	2,340,377

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017			2,100,000	1,512,000

Springleaf Finance Corp. sr. unsec. notes Ser. MTNI, 5.85s, 2013			475,000	406,125

Springleaf Finance Corp. sr. unsec. notes Ser. MTNI, 4 7/8s, 2012			450,000	420,750

USI Holdings Corp. 144A company guaranty sr. unsec. notes FRN 4.161s, 2014			215,000	187,050

Ventas Realty LP/Capital Corp. company guaranty 9s, 2012(R)			700,000	723,608

				33,344,850
Gaming and lottery (3.2%)

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			951,000	920,093

Ameristar Casinos, Inc. 144A sr. notes 7 1/2s, 2021			460,000	445,050

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			2,322,000	1,381,590

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2015			230,000	197,800

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			1,620,000	1,634,174

Isle of Capri Casinos, Inc. company guaranty 7s, 2014			1,355,000	1,231,356

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			635,000	579,438

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			1,445,000	83,088

MTR Gaming Group, Inc. 144A notes 11 1/2s, 2019			1,975,000	1,589,874

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019			225,000	238,500

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			240,000	241,800

Pinnacle Entertainment, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2015			1,075,000	1,034,688

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company guaranty 1st mtge. notes 7 3/4s, 2020			465,000	488,250

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			1,575,000	1,606,500

				11,672,201
Health care (5.6%)

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			655,000	617,338

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017			525,000	540,750

Capella Healthcare, Inc. 144A company guaranty sr. notes 9 1/4s, 2017			880,000	836,000

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	155,000	199,405

CDRT Merger Sub, Inc. 144A company guaranty sr. unsec. notes 8 1/8s, 2019			$670,000	619,750

CHS/Community Health Systems, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2015			1,360,000	1,336,200

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	320,000	393,041

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$1,705,000	1,500,400

DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			215,000	206,400

DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s, 2018			645,000	619,200

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec. notes 8 3/4s, 2016 (Ireland)			1,195,000	1,236,824

Endo Pharmaceuticals Holdings, Inc. 144A company guaranty sr. unsec. notes 7s, 2019			480,000	481,800

Giant Funding Corp. 144A sr. notes 8 1/4s, 2018 (Spain)			840,000	840,000

HCA, Inc. company guaranty sr. notes 9 7/8s, 2017			208,000	224,640

HCA, Inc. sr. notes 6 1/2s, 2020			2,590,000	2,518,774

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			740,000	677,100

Health Management Associates, Inc. sr. notes 6 1/8s, 2016			1,065,000	1,046,363

IASIS Healthcare, LLC/IASIS Capital Corp. 144A sr. notes 8 3/8s, 2019			1,440,000	1,166,400

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			635,000	628,650

Select Medical Corp. company guaranty 7 5/8s, 2015			225,000	194,906

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			1,275,000	1,211,250

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)			174,488	167,508

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			100,000	99,000

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			250,000	270,625

Tenet Healthcare Corp. sr. notes 9s, 2015			1,110,000	1,171,050

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			655,000	692,662

United Surgical Partners International, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2017			390,000	390,000

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			130,000	115,050

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			320,000	289,600

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			130,000	119,763

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016			32,000	20,800

				20,431,249
Homebuilding (1.0%)

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015			685,000	462,375

Beazer Homes USA, Inc. sr. unsec. notes 9 1/8s, 2019			275,000	174,625

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			1,305,000	1,174,500

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			465,000	446,400

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			545,000	436,000

Realogy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			145,000	124,700

Realogy Corp. company guaranty sr. unsec. unsub. notes 11 1/2s, 2017			1,030,000	684,950

Standard Pacific Corp. company guaranty sr. unsec. unsub. notes 7s, 2015			160,000	150,400

				3,653,950
Household furniture and appliances (0.1%)

Sealy Mattress Co. 144A company guaranty sr. sec. notes 10 7/8s, 2016			287,000	302,785

				302,785
Lodging/Tourism (1.2%)

CityCenter Holdings LLC/CityCenter Finance Corp. 144A company guaranty sr. notes 10 3/4s, 2017(PIK)			1,155,863	1,048,946

FelCor Lodging Escrow, LP 144A sr. notes 6 3/4s, 2019(R)			1,155,000	1,033,725

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			947,000	984,880

MGM Resorts International company guaranty sr. notes 9s, 2020			175,000	181,781

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			295,000	250,750

MGM Resorts International company guaranty sr. unsec. notes 6 5/8s, 2015			390,000	330,525

MGM Resorts International sr. notes 10 3/8s, 2014			155,000	169,144

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			325,000	326,625

				4,326,376
Media (0.2%)

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			210,000	161,700

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018			650,000	663,000

				824,700
Miscellaneous (0.4%)

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 7 1/4s, 2021			460,000	446,200

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 6 1/2s, 2016			985,000	972,688

				1,418,888
Oil and gas (8.6%)

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			750,000	888,165

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			535,000	583,768

Anadarko Petroleum Corp. sr. unsec. notes 6.2s, 2040			365,000	379,993

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015			365,000	254,131

Brigham Exploration Co. company guaranty sr. unsec. notes 6 7/8s, 2019(FWC)			200,000	195,000

Brigham Exploration Co. company guaranty sr. unsec. notes 8 3/4s, 2018			630,000	674,100

Carrizo Oil & Gas, Inc. company guaranty sr. unsec notes 8 5/8s, 2018			1,320,000	1,293,600

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			605,000	605,000

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 7/8s, 2017			1,060,000	1,028,200

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			315,000	287,438

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			320,000	304,000

Comstock Resources, Inc. company guaranty sr. unsub. notes 8 3/8s, 2017			640,000	614,400

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			855,000	829,350

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			1,625,000	1,665,624

Denbury Resources, Inc. company guaranty sr. sub. notes 9 3/4s, 2016			155,000	167,400

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			682,000	719,510

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			400,000	386,000

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			1,755,000	1,570,725

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 9 1/8s, 2017			220,000	222,200

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			445,000	378,250

Forbes Energy Services Ltd. 144A company guaranty sr. unsec. notes 9s, 2019			570,000	527,250

Goodrich Petroleum Corp. 144A sr. notes 8 7/8s, 2019			1,315,000	1,268,975

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017			450,000	425,250

Inergy LP/Inergy Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(FWC)			990,000	900,900

Laredo Petroleum, Inc. 144A sr. notes 9 1/2s, 2019			715,000	750,750

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			630,000	603,224

Milagro Oil & Gas 144A notes 10 1/2s, 2016			865,000	692,000

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			330,000	326,288

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018			265,000	276,925

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014			1,120,000	1,125,600

OPTI Canada, Inc. company guaranty sr. sec. notes 8 1/4s, 2014 (Canada) (In default)(NON)			245,000	154,350

OPTI Canada, Inc. company guaranty sr. sec. notes 7 7/8s, 2014 (Canada) (In default)(NON)			650,000	409,500

Petrohawk Energy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			140,000	157,150

Petroleum Development Corp. company guaranty sr. unsec. notes 12s, 2018			1,030,000	1,102,100

Plains Exploration & Production Co. company guaranty 7 3/4s, 2015			245,000	252,350

Plains Exploration & Production Co. company guaranty 7s, 2017			1,600,000	1,600,000

Quicksilver Resources, Inc. company guaranty 7 1/8s, 2016			290,000	255,200

Quicksilver Resources, Inc. company guaranty sr. unsec. notes 8 1/4s, 2015			355,000	337,250

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			515,000	556,200

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			340,000	362,100

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			980,000	999,600

Sabine Pass LNG LP sec. notes 7 1/2s, 2016			1,360,000	1,258,000

SandRidge Energy, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021			690,000	634,800

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			274,000	257,560

SandRidge Energy, Inc. 144A sr. unsec. notes 9 7/8s, 2016			485,000	499,550

SM Energy Co. 144A sr. unsec. notes 6 5/8s, 2019			390,000	388,050

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			230,000	229,104

Whiting Petroleum Corp. company guaranty 7s, 2014			685,000	729,525

Williams Cos., Inc. (The) notes 7 3/4s, 2031			704,000	845,144

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			337,000	399,519

				31,371,068
Publishing (0.4%)

American Media, Inc. 144A notes 13 1/2s, 2018			116,844	99,317

Cengage Learning Acquisitions, Inc. 144A sr. notes 10 1/2s, 2015			560,000	358,400

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			705,000	555,188

Cenveo Corp. 144A company guaranty sr. unsec. notes 10 1/2s, 2016			220,000	176,000

McClatchy Co. (The) company guaranty sr. notes 11 1/2s, 2017			385,000	333,988

Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014 (In default)(F)(NON)(PIK)			837,116	28,462

				1,551,355
Regional Bells (0.8%)

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 7s, 2015			375,000	370,313

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			880,000	774,400

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			795,000	771,150

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			550,000	533,500

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			270,000	259,874

Qwest Communications International, Inc. company guaranty 7 1/2s, 2014			180,000	180,000

				2,889,237
Retail (2.8%)

Academy Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			100,000	93,000

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			265,000	270,300

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014			1,335,000	1,068,000

Burlington Coat Factory Warehouse Corp. 144A company guaranty sr. unsec. notes 10s, 2019			640,000	544,000

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			700,000	707,875

Michaels Stores, Inc. company guaranty 11 3/8s, 2016			1,195,000	1,209,937

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			640,000	556,800

Neiman-Marcus Group, Inc. company guaranty sr. unsec. sub. notes 10 3/8s, 2015			470,000	474,700

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016			825,000	816,750

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			445,000	447,225

QVC Inc. 144A sr. notes 7 1/2s, 2019			1,005,000	1,070,324

QVC Inc. 144A sr. notes 7 3/8s, 2020			470,000	500,550

Sears Holdings Corp. company guaranty 6 5/8s, 2018			615,000	507,375

Toys R Us - Delaware, Inc. 144A company guaranty sr. notes 7 3/8s, 2016			195,000	187,688

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017			805,000	784,875

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			875,000	925,313

				10,164,712
Technology (4.5%)

Advanced Micro Devices, Inc. sr. unsec. notes 8 1/8s, 2017			400,000	400,000

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			570,000	558,600

Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029			145,000	120,350

Avaya, Inc. company guaranty sr. unsec. notes 10 1/8s, 2015(PIK)			390,000	285,675

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			1,440,000	1,051,200

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			470,000	399,500

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			1,015,300	817,317

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			1,020,000	841,500

Eagle Parent Inc. 144A sr. notes 8 5/8s, 2019 (Canada)			875,000	791,875

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			235,000	244,400

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			465,000	483,600

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015(PIK)			1,089,277	906,823

First Data Corp. company guaranty sr. unsec. sub. notes 11 1/4s, 2016			1,585,000	1,069,874

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			560,000	442,400

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			395,000	350,563

First Data Corp. 144A sr. bonds 12 5/8s, 2021			1,025,000	758,500

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			702,000	702,000

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			336,000	349,440

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			800,000	822,000

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			295,000	292,050

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021			150,000	153,000

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015(F)			648,000	638,280

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)			1,105,000	1,154,724

Seagate HDD Cayman 144A company guaranty sr. unsec. notes 7 3/4s, 2018 (Cayman Islands)			485,000	475,300

SunGard Data Systems, Inc. company guaranty 10 1/4s, 2015			305,000	308,050

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			635,000	590,550

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019(FWC)			970,000	950,600

Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016			280,000	298,200

				16,256,371
Telecommunications (6.9%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			890,000	754,275

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			735,000	619,238

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			310,000	319,300

Digicel Group, Ltd. 144A sr. notes 10 1/2s, 2018 (Jamaica)			300,000	295,500

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			515,000	484,100

EH Holding Corp. 144A sr. notes 6 1/2s, 2019			775,000	745,938

EH Holding Corp. 144A sr. unsec. notes 7 5/8s, 2021			1,145,000	1,102,063

Equinix, Inc. sr. unsec. notes 7s, 2021			495,000	492,525

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 7 1/2s, 2021 (Bermuda)			555,000	516,150

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			3,229,218	2,777,127

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			1,560,000	1,353,300

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			625,000	537,500

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2014			975,000	962,813

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			1,500,000	1,462,500

Nextel Communications, Inc. company guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015			410,000	388,475

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			480,000	525,600

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			285,000	290,700

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			505,000	530,250

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			925,000	968,938

Qwest Corp. notes 6 3/4s, 2021			815,000	793,656

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			555,000	535,575

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			585,000	614,250

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			785,000	822,288

Sprint Capital Corp. company guaranty 6 7/8s, 2028			2,535,000	1,894,913

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			1,425,000	1,325,250

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			440,000	378,400

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Netherlands)			1,215,000	1,037,306

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Netherlands)			750,000	637,500

Wind Acquisition Holding company guaranty sr. notes Ser. REGS, 12 1/4s, 2017 (Luxembourg)(PIK)		EUR	85,000	92,758

Wind Acquisition Holdings Finance SA 144A company guaranty sr. notes 12 1/4s, 2017 (Italy)(PIK)			$245,654	191,610

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			260,000	261,950

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2013			305,000	321,013

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			890,000	901,125

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			260,000	250,900

				25,184,786
Telephone (0.6%)

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			1,465,000	1,274,550

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			685,000	687,569

Level 3 Escrow, Inc. 144A sr. unsec. notes 8 1/8s, 2019			140,000	123,725

				2,085,844
Textiles (0.4%)

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			575,000	557,750

Hanesbrands, Inc. sr. unsec. notes 8s, 2016			650,000	687,375

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016			80,000	80,800

				1,325,925
Transportation (0.9%)

AMGH Merger Sub, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			1,095,000	1,100,475

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 8s, 2018 (Mexico)			325,000	353,031

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 6 1/8s, 2021 (Mexico)			165,000	163,350

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			1,080,000	961,200

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			930,000	623,100

				3,201,156
Utilities and power (4.5%)

AES Corp. (The) sr. unsec. notes 8s, 2020			380,000	380,000

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			730,000	733,650

AES Corp. (The) 144A sr. notes 7 3/8s, 2021			510,000	481,950

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			895,000	814,450

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			705,000	690,900

Calpine Corp. 144A sr. notes 7 1/4s, 2017			1,345,000	1,297,925

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			1,055,000	1,225,415

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s, 2019			1,550,000	937,750

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016			525,000	351,750

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013			120,000	111,600

Edison Mission Energy sr. unsec. notes 7.2s, 2019			550,000	313,500

Edison Mission Energy sr. unsec. notes 7s, 2017			30,000	17,850

El Paso Natural Gas Co. debs. 8 5/8s, 2022			360,000	461,257

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			300,000	291,000

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			460,000	448,500

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			1,080,000	1,109,700

GenOn Americas Generation, Inc. sr. unsec. notes 9 1/8s, 2031			215,000	180,600

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			1,285,000	1,201,475

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			195,000	183,300

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			170,000	174,675

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			2,290,000	2,095,350

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			480,000	501,054

PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015			340,000	374,850

Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s, 2028			140,000	163,875

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty sr. unsec. notes 10 1/2s, 2016(PIK)			1,384,643	581,550

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 15s, 2021			910,000	555,100

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			625,000	500,000

				16,179,026

Total corporate bonds and notes (cost $331,565,593)				$313,344,862

SENIOR LOANS (5.8%)(a)(c)
			Principal amount	Value

Basic materials (0.4%)

American Rock Salt Co., LLC / American Rock Capital Corp. bank term loan FRN 5 1/2s, 2017			$29,413	$27,868

Exopack, LLC bank term loan FRN Ser. B, 6 1/2s, 2017			339,150	315,410

INEOS Group Holdings, Ltd. bank term loan FRN Ser. C2, 8s, 2014			536,086	529,385

INEOS U.S. Finance, LLC bank term loan FRN Ser. B2, 7 1/2s, 2013			533,559	526,889

				1,399,552
Broadcasting (0.6%)

Clear Channel Communications, Inc. bank term loan FRN Ser. A, 3.621s, 2014			360,000	299,925

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.871s, 2016			1,507,649	1,070,619

Univision Communications, Inc. bank term loan FRN 4.471s, 2017			907,542	814,519

				2,185,063
Building materials (0.1%)

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017			219,450	208,478

				208,478
Capital goods (0.1%)

SRAM Corp. bank term loan FRN 8 1/2s, 2018			345,000	341,553

				341,553
Commercial and consumer services (0.1%)

Compucom Systems, Inc. bank term loan FRN 3.73s, 2014			378,757	356,032

				356,032
Consumer cyclicals (1.5%)

Caesars Entertainment Corp. bank term loan FRN Ser. B, 9 1/4s, 2017			275,000	259,531

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017			1,159,788	1,117,746

Ceasars Entertainment Operating Co., Inc. bank term loan FRN Ser. B, 9 1/2s, 2016			280,013	276,372

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.23s, 2014			378,401	96,492

GateHouse Media, Inc. bank term loan FRN Ser. DD, 2.23s, 2014			141,194	36,005

Golden Nugget, Inc. bank term loan FRN Ser. B, 3.23s, 2014(PIK)			407,269	328,191

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.23s, 2014(PIK)			231,747	186,750

Goodman Global, Inc. bank term loan FRN 9s, 2017			455,000	455,758

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016			477,444	471,974

KAR Auction Services, Inc. bank term loan FRN Ser. B, 5s, 2017			269,325	260,572

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			615,000	569,473

Six Flags Theme Parks bank term loan FRN Ser. B, 5 1/4s, 2016			953,019	941,107

Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014 (In default)(NON)			676,625	366,858

				5,366,829
Consumer staples (0.6%)

Claire's Stores, Inc. bank term loan FRN 2.996s, 2014			882,066	744,243

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			239,400	221,086

Huish Detergents, Inc. bank term loan FRN 4.48s, 2014			245,000	207,025

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017			940,000	907,570

RiteAid Corp. bank term loan FRN Ser. B, 1.98s, 2014			80,341	74,165

				2,154,089
Energy (0.1%)

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016			551,665	540,977

				540,977
Financials (0.6%)

AGFS Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			660,000	575,850

CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016			265,732	262,854

HUB International Holdings, Inc. bank term loan FRN 6 3/4s, 2014			451,950	440,369

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2014			700,000	662,500

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.746s, 2017			412,749	382,412

				2,323,985
Gaming and lottery (0.1%)

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B2, 3.218s, 2015			405,000	338,344

				338,344
Health care (0.4%)

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			876,650	852,542

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			698,250	662,610

				1,515,152
Homebuilding (0.3%)

Realogy Corp. bank term loan FRN Ser. A, 13 1/2s, 2017			1,210,000	1,180,960

				1,180,960
Publishing (0.2%)

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2 1/2s, 2014			758,524	597,609

				597,609
Retail (0.1%)

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B, 6 1/4s, 2017			232,063	222,614

				222,614
Telecommunications (—%)

Level 3 Financing, Inc. bank term loan FRN Ser. B, 11 1/2s, 2014			75,000	78,000

				78,000
Utilities and power (0.6%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.726s, 2017			3,334,778	2,229,092

				2,229,092

Total senior loans (cost $23,476,887)				$21,038,329

COMMON STOCKS (2.3%)(a)
			Shares	Value

Alliance HealthCare Services, Inc.(NON)			46,579	$53,100

Alpha Natural Resources, Inc.(NON)			9,175	162,306

Avis Budget Group, Inc.(NON)			23,540	227,632

Bohai Bay Litigation, LLC (Escrow)(F)			2,670	8,329

Brigham Exploration Co.(NON)			20,800	525,408

Cincinnati Bell, Inc.(NON)			225,755	697,583

CIT Group, Inc.(NON)			6,665	202,416

Compton Petroleum Corp. (Canada)(NON)			38,617	230,729

CONSOL Energy, Inc.			10,840	367,801

Deepocean Group (Shell) (acquired 06/09/11, cost $373,240) (Norway)(RES)			25,740	360,360

DineEquity, Inc.(NON)			7,342	282,594

FelCor Lodging Trust, Inc.(NON)(R)			59,595	138,856

Fortescue Metals Group, Ltd. (Australia)			64,240	266,980

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			11,984	364,913

General Motors Co.(NON)			25,893	522,521

Harry & David Holdings, Inc.(F)			925	69,375

Interpublic Group of Companies, Inc. (The)			41,465	298,548

Jarden Corp.			13,085	369,782

L-3 Communications Holdings, Inc.			6,490	402,185

LyondellBasell Industries NV Class A (Netherlands)			12,133	296,409

NII Holdings, Inc.(NON)			17,390	468,661

Quicksilver Resources, Inc.(NON)			31,575	239,339

Sealy Corp.(NON)			201,201	297,777

Spectrum Brands Holdings, Inc.(NON)			22,594	533,670

Stallion Oilfield Holdings, Ltd.(NON)			5,032	166,056

Terex Corp.(NON)			15,379	157,789

Trump Entertainment Resorts, Inc.(F)			913	3,880

TRW Automotive Holdings Corp.(NON)			5,435	177,888

Vantage Drilling Co.(NON)			260,792	325,990

Verso Paper Corp.(NON)			3,972	6,633

Total common stocks (cost $12,077,190)				$8,225,510

CONVERTIBLE PREFERRED STOCKS (1.6%)(a)
			Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.			12,347	$637,414

Crown Castle International Corp. $3.125 cum. cv. pfd.			11,043	647,893

Entertainment Properties Trust Ser. C, $1.438 cum. cv. pfd.			34,307	623,358

General Motors Co. Ser. B, $2.375 cv. pfd.			17,091	597,117

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.			18,312	845,831

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd. (In default)(NON)			1,120	1,008

Lucent Technologies Capital Trust I 7.75% cv. pfd.			639	530,330

MetLife, Inc. $3.75 cv. pfd.			10,405	588,507

Nielsen Holdings NV $3.125 cv. pfd.			8,730	467,601

PPL Corp. $4.75 cv. pfd.			12,650	699,925

Unisys Corp. Ser. A, 6.25% cv. pfd.			4,066	231,762

Total convertible preferred stocks (cost $7,582,865)				$5,870,746

CONVERTIBLE BONDS AND NOTES (0.6%)(a)
			Principal amount	Value

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040			$629,000	$305,694

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			402,000	528,188

Meritor, Inc. cv. company guaranty sr. unsec. notes 4s, 2027			430,000	292,938

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			420,000	432,075

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036			380,000	346,750

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			237,000	276,846

Total convertible bonds and notes (cost $2,409,813)				$2,182,491

PREFERRED STOCKS (0.4%)(a)
			Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.			774	$518,314

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			47,700	870,525

Total preferred stocks (cost $1,471,856)				$1,388,839

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	USD	37	$426

General Motors Co.	7/10/19	USD	5,756	45,645

General Motors Co.	7/10/16	USD	5,756	67,000

Smurfit Kappa Group PLC 144A (Ireland)(F)	10/1/13	EUR 0.001	$432	13,512

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	USD	192,571	46,217

Total warrants (cost $263,659)				$172,800

SHORT-TERM INVESTMENTS (1.7%)(a)
			Shares	Value

Putnam Money Market Liquidity Fund 0.10%(e)			6,085,490	$6,085,490

Total short-term investments (cost $6,085,490)				$6,085,490

TOTAL INVESTMENTS

Total investments (cost $384,933,353)(b)				$358,309,067

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $9,417,852) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Canadian Dollar	Sell	10/19/11	$248,945	$262,441	$13,496
	Euro	Sell	10/19/11	1,098,976	1,144,708	45,732
Barclays Bank PLC
	Euro	Sell	10/19/11	450,057	468,889	18,832
Citibank, N.A.
	Euro	Buy	10/19/11	214,294	223,277	(8,983)
Credit Suisse AG
	Euro	Sell	10/19/11	546,536	569,682	23,146
Deutsche Bank AG
	Euro	Sell	10/19/11	1,491,065	1,553,124	62,059
Goldman Sachs International
	Euro	Sell	10/19/11	785,117	818,087	32,970
HSBC Bank USA, National Association
	Euro	Sell	10/19/11	207,048	215,664	8,616
JPMorgan Chase Bank, N.A.
	Canadian Dollar	Sell	10/19/11	259,860	273,823	13,963
	Euro	Buy	10/19/11	59,310	61,807	(2,497)
Royal Bank of Scotland PLC (The)
	Euro	Buy	10/19/11	973,244	1,014,056	(40,812)
State Street Bank and Trust Co.
	Euro	Sell	10/19/11	387,392	404,679	17,287
UBS AG
	Euro	Sell	10/19/11	898,772	935,709	36,937
Westpac Banking Corp.
	Australian Dollar	Sell	10/19/11	421,855	455,925	34,070
	Canadian Dollar	Sell	10/19/11	446,760	470,538	23,778
	Euro	Sell	10/19/11	523,456	545,443	21,987

Total						$300,581

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
Key to holding's abbreviations
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
MTN	Medium Term Notes
MTNI	Medium Term Notes Class I

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through September 30, 2011(the reporting period).
(a)	Percentages indicated are based on net assets of $363,547,139.
(b)	The aggregate identified cost on a tax basis is $385,153,831, resulting in gross unrealized appreciation and depreciation of $8,761,113 and $35,605,877, respectively, or net unrealized depreciation of $26,844,764.
(NON)	Non-income-producing security.
(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $360,360, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $60 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $97,306,643 and $101,212,927, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $280,932 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $49,795 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$667,955	$266,980	$—
Capital goods	157,789	—	—
Communication services	1,166,244	—	—
Consumer cyclicals	1,805,372	—	3,880
Consumer staples	1,043,896	—	69,375
Energy	1,851,573	526,416	8,329
Financials	202,416	—	—
Health care	53,100	—	—
Technology	402,185	—	—
Total common stocks	7,350,530	793,396	81,584
Convertible bonds and notes	$—	$2,182,491	$—
Convertible preferred stocks	—	5,870,746	—
Corporate bonds and notes	—	312,672,599	672,263
Preferred stocks	—	1,388,839	—
Senior loans	—	21,038,329	—
Warrants	112,645	426	59,729
Short-term investments	6,085,490	—	—

Totals by level	$13,548,665	$343,946,826	$813,576

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts		300,581

Totals by level	$—	$300,581	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$352,873	$52,292
Equity contracts	172,800	—

Total	$525,673	$52,292

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Income Fund

The fund's portfolio
9/30/11 (Unaudited)

CORPORATE BONDS AND NOTES (33.2%)(a)
		Principal amount	Value

Basic materials (2.0%)

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019		$155,000	$195,109

ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)		380,000	432,909

ArcelorMittal sr. unsec. unsub. notes 7s, 2039 (France)		435,000	387,964

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		275,000	270,875

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2018		400,000	446,500

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019		220,000	281,811

Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes 8 3/8s, 2017 (Indonesia)		1,029,000	1,102,316

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029		70,000	80,948

Georgia-Pacific, LLC 144A company guaranty sr. notes 5.4s, 2020		545,000	554,437

International Paper Co. sr. unsec. notes 9 3/8s, 2019		307,000	378,435

International Paper Co. sr. unsec. notes 8.7s, 2038		145,000	182,960

International Paper Co. sr. unsec. notes 7.95s, 2018		492,000	568,274

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)		270,000	363,357

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 5.2s, 2040 (Australia)		365,000	392,543

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029		595,000	760,189

Sealed Air Corp. sr. notes 7 7/8s, 2017		245,000	257,733

Sealed Air Corp. 144A notes 5 5/8s, 2013		215,000	224,640

Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)		75,000	93,188

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)		111,000	130,492

Teck Resources Limited sr. notes 9 3/4s, 2014 (Canada)		2,000	2,370

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018		355,000	393,056

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096		85,000	101,274

Xstrata Finance Canada, Ltd. 144A company guaranty 5.8s, 2016 (Canada)		305,000	335,340

			7,936,720
Capital goods (0.4%)

Allied Waste North America, Inc. company guaranty sr. unsec. notes 6 7/8s, 2017		435,000	464,906

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		458,000	577,780

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038		205,000	257,706

Republic Services, Inc. company guaranty sr. unsec. notes 5.7s, 2041		115,000	130,055

Republic Services, Inc. company guaranty sr. unsec. notes 3.8s, 2018		110,000	114,439

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019		210,000	239,719

			1,784,605
Communication services (3.0%)

American Tower Corp. sr. unsec. notes 7 1/4s, 2019		545,000	626,335

American Tower Corp. sr. unsec. notes 7s, 2017		505,000	571,055

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018		195,000	225,085

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038		510,000	582,551

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030		410,000	550,508

CenturyLink, Inc. sr. unsec. debs. bonds Ser. G, 6 7/8s, 2028		450,000	389,630

CenturyLink, Inc. sr. unsec. unsub. notes Ser. P, 7.6s, 2039		190,000	170,908

Comcast Cable Communications company guaranty sr. unsub. notes 8 7/8s, 2017		90,000	114,933

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037		205,000	245,741

Cox Communications, Inc. 144A bonds 8 3/8s, 2039		245,000	333,130

Cox Communications, Inc. 144A notes 5 7/8s, 2016		125,000	143,624

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020		635,000	660,898

France Telecom notes 8 1/2s, 2031 (France)		115,000	159,264

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020		275,000	266,750

Frontier Communications Corp. sr. unsec. notes 7 7/8s, 2015		85,000	85,213

NBC Universal Media LLC sr. unsec. unsub. notes 5.15s, 2020		255,000	279,628

NBCUniversal Media LLC sr. unsec. unsub. notes 6.4s, 2040		325,000	378,904

Qwest Corp. notes 6 3/4s, 2021		723,000	704,065

Rogers Communications, Inc. company guaranty notes 6.8s, 2018 (Canada)		295,000	356,845

Rogers Communications, Inc. sec. notes 6 3/8s, 2014 (Canada)		475,000	527,257

SBA Tower Trust 144A company guaranty asset backed notes 5.101s, 2017		950,000	1,029,632

TCI Communications, Inc. company guaranty 7 7/8s, 2026		615,000	793,981

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.175s, 2014 (Italy)		75,000	74,637

Telefonica Emisones SAU company guaranty 6.221s, 2017 (Spain)		140,000	141,482

Telefonica Emisones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)		465,000	441,555

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038		575,000	678,098

Time Warner Cable, Inc. company guaranty sr. unsec. 6 3/4s, 2018		40,000	46,364

Time Warner Cable, Inc. company guaranty sr. unsec. notes 7 1/2s, 2014		260,000	294,332

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039		125,000	142,965

Verizon Communications, Inc. sr. unsec. notes 7.35s, 2039		230,000	310,284

Verizon Communications, Inc. sr. unsec. unsub. notes 8 3/4s, 2018		45,000	60,615

Verizon New Jersey, Inc. debs. 8s, 2022		40,000	50,853

Verizon Pennsylvania, Inc. debs. 8.35s, 2030		405,000	552,620

Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013		255,000	266,512

			12,256,254
Consumer cyclicals (2.5%)

Advance Auto Parts, Inc. company guaranty sr. unsec. notes 5 3/4s, 2020		360,000	400,412

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018		210,000	214,200

CBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2030		520,000	656,473

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020		385,000	420,635

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040		270,000	300,706

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 5s, 2021		85,000	89,910

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2019		475,000	534,421

DISH DBS Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021		535,000	510,925

Expedia, Inc. company guaranty sr. unsec. notes 7.456s, 2018		170,000	188,700

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020		495,000	497,392

Expedia, Inc. 144A company guaranty sr. notes 8 1/2s, 2016		725,000	793,875

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018		200,000	193,183

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021		245,000	242,427

FUEL Trust 144A company guaranty asset backed notes 4.207s, 2016		550,000	547,954

Grupo Televisa, S.A.B sr. unsec. bonds 6 5/8s, 2040 (Mexico)		180,000	189,900

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)		320,000	348,800

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016		682,000	641,080

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		275,000	278,094

News America Holdings, Inc. company guaranty 7 3/4s, 2024		420,000	521,634

News America Holdings, Inc. debs. 7 3/4s, 2045		230,000	279,563

Omnicom Group, Inc. sr. unsec. unsub. notes 4.45s, 2020		65,000	65,569

Owens Corning company guaranty sr. unsec. notes 9s, 2019		261,000	307,980

QVC Inc. 144A sr. notes 7 1/8s, 2017		220,000	229,900

Sears Holdings Corp. company guaranty 6 5/8s, 2018		239,000	197,175

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023		175,000	224,077

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032		460,000	583,706

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021		40,000	42,058

Time Warner, Inc. debs. 9.15s, 2023		325,000	445,689

			9,946,438
Consumer staples (2.8%)

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018		140,000	185,527

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019		575,000	753,712

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039		806,000	1,216,946

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)		470,000	518,375

Beam, Inc. sr. unsec. unsub. notes 3s, 2012		460,000	464,329

Campbell Soup Co. debs. 8 7/8s, 2021		345,000	500,760

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017		208,000	218,400

CVS Caremark Corp. jr. unsec. sub. bonds FRB 6.302s, 2037		790,000	764,325

CVS Pass-Through Trust 144A company guaranty notes 7.507s, 2032		775,338	913,698

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037		750,000	906,638

General Mills, Inc. sr. unsec. notes 5.65s, 2019		85,000	100,891

H.J. Heinz Finance Co. 144A company guaranty 7 1/8s, 2039		275,000	383,335

Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040		1,616,000	1,980,811

Kroger Co. company guaranty 6 3/4s, 2012		20,000	20,619

Kroger Co. company guaranty 6.4s, 2017		200,000	237,141

McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038		220,000	295,829

McDonald's Corp. sr. unsec. bond 6.3s, 2037		345,000	467,040

McDonald's Corp. sr. unsec. notes 5.7s, 2039		145,000	183,186

Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011		235,000	235,000

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014		260,000	300,300

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)		555,000	628,139

			11,275,001
Energy (2.2%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019		280,000	261,800

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031		565,000	669,084

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4.742s, 2021 (United Kingdom)		605,000	663,996

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)		185,000	200,379

Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013		420,000	439,950

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021		197,000	187,150

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020		310,000	330,818

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020		230,000	251,850

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019		155,000	183,477

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031		185,000	227,498

Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012		90,000	93,357

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040		150,000	189,597

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016		280,000	282,800

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014		121,000	121,605

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041		360,000	411,728

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020		185,000	194,481

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 3/4s, 2041 (Brazil)		215,000	222,525

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)		825,000	834,075

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040		710,000	909,152

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company guaranty sr. notes 5 1/2s, 2014 (Qatar)		500,000	541,250

Spectra Energy Partners LP sr. unsec. notes 4.6s, 2021		225,000	231,383

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)		430,000	502,357

Weatherford Bermuda company guaranty sr. unsec. notes 9 5/8s, 2019 (Switzerland)		405,000	523,266

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037		95,000	102,653

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.35s, 2017		115,000	129,894

Weatherford International, Ltd. company guaranty 6 1/2s, 2036 (Switzerland)		185,000	193,894

Weatherford International, Ltd. sr. notes 5 1/2s, 2016 (Switzerland)		195,000	212,383

			9,112,402
Financials (12.9%)

Aflac, Inc. sr. unsec. notes 6.9s, 2039		460,000	472,119

Aflac, Inc. sr. unsec. notes 6.45s, 2040		320,000	317,894

American Express Bank FSB notes Ser. BKN1, 5.55s, 2012		350,000	364,918

American Express Bank FSB sr. unsec. FRN Ser. BKNT, 0.542s, 2017		570,000	517,599

American Express Co. sr. unsec. notes 8 1/8s, 2019		800,000	1,009,690

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058		275,000	242,688

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018		615,000	610,823

AON Corp. jr. unsec. sub. notes 8.205s, 2027		1,065,000	1,238,788

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034		485,000	519,996

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)		900,000	859,340

BankAmerica Capital III bank guaranteed jr. unsec. FRN 0.819s, 2027		465,000	288,340

Barclays Bank PLC 144A jr. unsec. sub. notes FRN 6.86s, 2049 (United Kingdom)		225,000	162,000

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)		1,115,000	1,179,759

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)		600,000	550,733

Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017		455,000	516,445

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018		715,000	842,835

Bosphorus Financial Services, Ltd. 144A sr. notes FRN 2.086s, 2012		113,125	112,824

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)		965,000	979,095

Capital One Capital III company guaranty 7.686s, 2036		475,000	464,313

Capital One Capital V company guaranty jr. unsec. sub. notes 10 1/4s, 2039		580,000	588,700

Citigroup, Inc. sr. notes 6 1/2s, 2013		50,000	52,615

Citigroup, Inc. sr. unsec. sub. FRN 0.607s, 2016		812,000	658,295

Citigroup, Inc. sub. notes 5s, 2014		405,000	397,207

Citigroup, Inc. unsec. sub. notes 6 1/8s, 2036		200,000	169,181

Citigroup, Inc. unsec. sub. notes 5 5/8s, 2012		320,000	325,843

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021		255,000	257,310

CNA Financial Corp. unsec. notes 6 1/2s, 2016		350,000	376,001

Commonwealth Bank of Australia 144A sr. unsec. notes 5s, 2019 (Australia)		75,000	77,871

Commonwealth Bank of Australia 144A sr. unsec. notes 3 3/4s, 2014 (Australia)		40,000	41,792

Credit Suisse Guernsey, Ltd. jr. unsec. sub. notes FRN 5.86s, 2017 (United Kingdom)		861,000	675,885

Deutsche Bank Capital Funding Trust VII 144A jr. unsec. sub. bonds FRB 5.628s, Perpetual Maturity		830,000	556,100

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)		185,000	198,870

Duke Realty LP sr. unsec. notes 6 1/4s, 2013(R)		22,000	23,075

Erac USA Finance, LLC 144A sr. notes 4 1/2s, 2021		725,000	731,410

FIA Card Services, NA sub. notes Ser. BKNT, 7 1/8s, 2012		350,000	355,968

Fleet Capital Trust V bank guaranteed jr. sub. FRN 1.35s, 2028		675,000	407,160

GATX Financial Corp. notes 5.8s, 2016		235,000	262,429

GE Capital Trust I unsec. sub. bonds FRB 6 3/8s, 2067		565,000	544,519

General Electric Capital Corp. sr. unsec. 5 5/8s, 2018		90,000	98,387

General Electric Capital Corp. sr. unsec. FRN Ser. MTN, 0.478s, 2016		100,000	92,908

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032		425,000	485,168

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021		1,060,000	913,535

Glen Meadow Pass-Through Trust 144A jr. sub. notes FRN 6.505s, 2067		975,000	680,063

Goldman Sachs Group, Inc. (The) sr. unsec. 6.15s, 2018		230,000	238,343

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019		40,000	43,950

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		1,200,000	1,084,966

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB 8 1/8s, 2038		400,000	373,232

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040		330,000	309,039

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB 6.071s, Perpetual Maturity (Jersey)		900,000	540,000

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)		410,000	432,445

HSBC Finance Capital Trust IX FRN 5.911s, 2035		1,300,000	1,079,000

HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United Kingdom)		1,005,000	986,431

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016		350,000	349,563

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019		260,000	226,200

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017		405,000	425,779

JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036		337,000	336,170

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub. notes FRN 1.286s, 2047		2,137,000	1,434,955

JPMorgan Chase Capital XXV bonds Ser. Y, 6.8s, 2037		45,000	45,164

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. notes FRN 7s, 2037		220,000	185,900

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097		900,000	850,500

Lloyds TSB Bank PLC bank guaranty sr. unsec. unsub. notes 6 3/8s, 2021 (United Kingdom)		170,000	167,607

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)		1,150,000	977,242

Loews Corp. notes 5 1/4s, 2016		210,000	228,353

Macquarie Bank Ltd. 144A unsec. sub. notes 6 5/8s, 2021 (Australia)		545,000	512,007

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039		755,000	1,136,847

Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038		875,000	813,012

Merrill Lynch & Co., Inc. sr. unsec. notes 6.4s, 2017		360,000	349,036

Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN, 6 7/8s, 2018		125,000	125,045

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037		1,500,000	1,477,500

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036		85,000	75,343

Metropolitan Life Global Funding I 144A notes 3.65s, 2018		230,000	235,752

Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016		445,000	439,303

MPT Operating Partnership LP/MPT Finance Corp. 144A company guaranty sr. notes 6 7/8s, 2021(R)		355,000	337,250

Nationwide Financial Services notes 5 5/8s, 2015		260,000	276,337

Nationwide Health Properties, Inc. unsec. notes 6 1/4s, 2013(R)		195,000	203,626

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031		205,000	223,071

Nordea Bank AB 144A jr. unsec. sub. notes FRN 5.424s, 2015 (Sweden)		295,000	274,350

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)		600,000	512,700

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)		704,000	671,440

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033		515,000	536,283

OneBeacon US Holdings, Inc. company guaranty sr. unsec. notes 5 7/8s, 2013		174,000	178,338

Progressive Corp. (The) jr. unsec. sub. notes FRN 6.7s, 2037		1,690,000	1,677,325

Prudential Financial, Inc. sr. notes 7 3/8s, 2019		165,000	193,347

Prudential Financial, Inc. sr. notes 6.2s, 2015		165,000	181,107

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040		270,000	291,770

Prudential Financial, Inc. sr. unsec. unsub. notes Ser. MTNB, 5.1s, 2014		205,000	216,157

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 6.4s, 2019 (United Kingdom)		150,000	143,394

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)		800,000	763,985

Simon Property Group LP sr. unsec. unsub. notes 10.35s, 2019(R)		490,000	655,429

SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Part sr. unsec. notes 5s, 2018(R)		185,000	182,564

Societe Generale SA 144A jr. unsec. sub. bonds FRB 0.996s, 2017 (France)		355,000	231,556

Standard Chartered PLC 144A jr. sub. bonds FRB 7.014s, 2049 (United Kingdom)		800,000	718,269

State Street Capital Trust IV company guaranty jr. unsec. sub. bonds FRB 1.347s, 2037		1,525,000	1,069,984

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)		240,000	269,347

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes 5.6s, 2019		385,000	415,582

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039		605,000	741,390

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017(R)		190,000	197,930

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015(R)		465,000	482,188

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017		930,000	1,030,551

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017		760,000	855,568

WEA Finance, LLC 144A company guaranty sr. notes 7 1/8s, 2018		935,000	1,068,056

Wells Fargo Bank NA unsec. sub. notes FRN 0 1/2s, 2016		400,000	354,523

Westpac Capital Trust III 144A unsec. sub. notes FRN 5.819s, Perpetual Maturity (Australia)		645,000	628,198

Willis Group Holdings Ltd. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021 (United Kingdom)		410,000	427,952

Willis Group North America, Inc. company guaranty 6.2s, 2017		245,000	267,537

ZFS Finance USA Trust V 144A bonds FRB 6 1/2s, 2037		218,000	191,840

			52,168,119
Health care (0.7%)

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037		755,000	966,405

Coventry Health Care, Inc. sr. unsec. notes 5.45s, 2021		420,000	451,402

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021		277,000	267,305

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037		350,000	439,244

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020		97,000	103,592

UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036		200,000	231,766

WellPoint, Inc. notes 7s, 2019		405,000	500,432

			2,960,146
Technology (0.5%)

Brocade Communications Systems, Inc. company guaranty sr. notes 6 7/8s, 2020		155,000	158,294

Brocade Communications Systems, Inc. company guaranty sr. notes 6 5/8s, 2018		100,000	101,750

Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018		265,000	286,236

Dell, Inc. sr. unsec. notes 5 7/8s, 2019		65,000	74,024

KLA-Tencor Corp. sr. unsec. notes 6.9s, 2018		850,000	971,251

Lexmark International Inc, sr. unsec. notes 5.9s, 2013		405,000	429,872

Xerox Corp. sr. unsec. notes 4 1/2s, 2021		185,000	185,021

			2,206,448
Transportation (0.9%)

American Airlines 2011-2 Class A Pass Through Trust company guaranty secured airplanes 8 5/8s, 2021		105,000	104,213

American Airlines, Inc. pass-through certificates Ser. 01-2, 7.858s, 2011		215,000	215,000

Burlington Northern Santa Fe Corp. sr. unsec. notes 5 3/4s, 2018		160,000	188,499

Burlington Northern Santa Fe Corp. sr. unsec. notes 4.7s, 2019		236,000	262,906

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041		440,000	492,702

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018		183,459	187,128

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017		189,802	189,802

Delta Air Lines, Inc. pass-through certificates 6.2s, 2018		117,908	120,561

Norfolk Southern Corp. sr. unsec. notes 6s, 2111		365,000	433,159

Northwest Airlines Corp. pass-through certificates Ser. 00-1, 7.15s, 2019		543,115	543,115

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022		296,052	309,745

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014		295,000	325,385

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022		232,212	224,084

			3,596,299
Utilities and power (5.3%)

AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013		150,000	158,088

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035		255,000	289,124

Atmos Energy Corp. sr. unsub. notes 6.35s, 2017		370,000	440,866

Beaver Valley Funding Corp. sr. bonds 9s, 2017		309,000	331,622

Boardwalk Pipelines LP company guaranty 5 7/8s, 2016		680,000	761,565

Bruce Mansfield Unit pass-through certificates 6.85s, 2034		921,215	985,700

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019		610,000	710,982

CMS Energy Corp. sr. unsec. unsub. notes FRN 1.199s, 2013		375,000	367,500

Commonwealth Edison Co. 1st mtge. 6.15s, 2017		105,000	122,732

Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s, 2033		195,000	231,499

Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B, 2.669s, 2066		1,750,000	1,557,500

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017		75,000	88,717

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)		630,000	499,270

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032		380,000	499,752

Electricite de France 144A notes 6.95s, 2039 (France)		415,000	516,699

Electricite de France 144A sr. notes 4.6s, 2020 (France)		105,000	109,957

Enel Finance Intl. SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Luxembourg)		280,000	265,773

Energy Transfer Partners LP sr. unsec. unsub. notes 6.05s, 2041		785,000	733,831

Energy Transfer Partners LP sr. unsec. unsub. notes 4.65s, 2021		260,000	246,805

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 5.95s, 2041		410,000	439,742

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 3.2s, 2016		300,000	306,760

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036		170,000	182,866

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016		160,000	164,400

ITC Holdings Corp. 144A notes 5 7/8s, 2016		450,000	509,544

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018		140,000	159,836

Kansas Gas & Electric Co. bonds 5.647s, 2021		197,875	205,966

KCP&L Greater Missouri Operations Co. sr. unsec. unsub. notes 11 7/8s, 2012		595,000	639,908

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036		490,000	586,909

MidAmerican Energy Holdings Co. sr. unsec. bond 6 1/2s, 2037		185,000	231,375

MidAmerican Funding, LLC sr. sec. bonds 6.927s, 2029		175,000	221,454

NGPL PipeCo, LLC 144A sr. unsec. notes 7.119s, 2017		395,000	416,539

NiSource Finance Corp. company guaranty sr. unsec. notes 10 3/4s, 2016		330,000	427,869

NV Energy, Inc. sr. unsec. unsub. notes 6 3/4s, 2017		194,000	196,079

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038		155,000	192,841

Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037		265,000	307,045

PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037		205,000	265,324

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016		450,000	515,216

Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012		294,501	294,789

PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015		265,000	287,261

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)		945,000	1,006,578

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067		610,000	606,950

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018		50,000	56,485

Spectra Energy Capital, LLC sr. notes 8s, 2019		325,000	407,347

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017		105,000	121,584

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019		950,000	1,254,184

Trans-Canada Pipelines, Ltd. jr. unsec. sub. notes FRN 6.35s, 2067 (Canada)		915,000	911,070

Union Electric Co. 1st mtge. sr. sec. bonds 6.7s, 2019		260,000	320,319

West Penn Power Co. 144A 1st mtge. 5.95s, 2017		395,000	469,140

Wisconsin Energy Corp. jr. unsec. sub. notes FRN 6 1/4s, 2067		815,000	813,981

			21,437,343

Total corporate bonds and notes (cost $129,670,208)			$134,679,775

MORTGAGE-BACKED SECURITIES (32.5%)(a)
		Principal amount	Value

Adjustable Rate Mortgage Trust
FRB Ser. 05-7, Class 7A21, 0.485s, 2035		$1,629,363	$1,091,673
FRB Ser. 05-5, Class 6A21, 0.465s, 2035		707,003	516,112

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049		1,456,553	1,470,041
Ser. 07-1, Class A3, 5.449s, 2049		222,000	230,141
Ser. 06-6, Class A2, 5.309s, 2045		714,141	713,843
Ser. 07-1, Class XW, IO, 0.463s, 2049		6,272,218	72,676

Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.876s, 2035		2,414,640	6,025
Ser. 07-5, Class XW, IO, 0.587s, 2051		13,366,975	219,005
Ser. 04-5, Class XC, IO, 0.473s, 2041		17,204,082	308,710
Ser. 04-4, Class XC, IO, 0.458s, 2042		9,362,423	195,319
Ser. 05-1, Class XW, IO, 0.094s, 2042		128,602,307	68,416

Banc of America Funding Corp. FRB Ser. 04-C, Class 4A1, 0.561s, 2034		1,357,510	963,832

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.588s, 2032		412,000	429,931
FRB Ser. 07-PW16, Class A2, 5.853s, 2040		247,043	255,511
Ser. 05-PWR9, Class A2, 4.735s, 2042		363,349	362,317
Ser. 04-PR3I, Class X1, IO, 0.314s, 2041		2,160,398	38,180

Bear Stearns Commercial Mortgage Securities, Inc. 144A Ser. 06-PW14, Class X1, IO, 0.255s, 2038		7,490,598	114,981

Citigroup/Deutsche Bank Commercial Mortgage Trust Ser. 06-CD3, Class A2, 5.56s, 2048		359,475	358,062

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.552s, 2049		23,874,605	343,794
Ser. 07-CD4, Class XC, IO, 0.17s, 2049		66,851,015	588,289

Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031		265,153	273,263
Ser. 98-C2, Class F, 5.44s, 2030		745,326	768,274

Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-C8, Class XS, IO, 0.237s, 2046		30,342,142	368,069
Ser. 05-LP5, Class XC, IO, 0.23s, 2043		15,794,082	151,797
Ser. 05-C6, Class XC, IO, 0.103s, 2044		24,646,675	142,722

Countrywide Home Loans 144A
Ser. 04-R2, Class 1AS, IO, 5.709s, 2034		1,679,883	215,639
Ser. 05-R3, Class AS, IO, 5.593s, 2035		168,393	23,805
FRB Ser. 04-R2, Class 1AF1, 0.655s, 2034		1,658,066	1,309,872
FRB Ser. 05-R3, Class AF, 0.635s, 2035		165,405	137,287

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.991s, 2039		2,788,869	2,804,185
Ser. 07-C1, Class AAB, 5.336s, 2040		946,000	987,340
Ser. 06-C5, Class AX, IO, 0.211s, 2039		13,921,353	205,702

Credit Suisse Mortgage Capital Certificates 144A Ser. 07-C2, Class AX, IO, 0.272s, 2049		47,967,897	309,633

CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C2, Class D, 5.575s, 2036		463,000	466,473
Ser. 05-C5, Class AJ, 5.1s, 2038		782,000	708,071
Ser. 05-C5, Class AM, 5.1s, 2038		520,000	534,463
Ser. 03-CPN1, Class E, 4.891s, 2035		409,000	389,769

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040		808,000	842,755
FRB Ser. 03-CK2, Class G, 5.744s, 2036		785,000	761,206
Ser. 02-CP3, Class AX, IO, 1.617s, 2035		13,108,574	85,455
Ser. 04-C4, Class AX, IO, 0.413s, 2039		2,553,303	57,748

DLJ Commercial Mortgage Corp. 144A
FRB Ser. 98-CG1, Class B4, 7.453s, 2031		970,000	1,042,636
Ser. 99-CG2, Class B3, 6.1s, 2032		20,662	20,656
Ser. 99-CG2, Class B4, 6.1s, 2032		1,144,000	1,121,252

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.872s, 2037		743,700	1,102,794
IFB Ser. 2976, Class LC, 23.58s, 2035		102,901	165,719
IFB Ser. 2979, Class AS, 23.434s, 2034		132,535	183,393
IFB Ser. 3072, Class SM, 22.957s, 2035		553,199	873,753
IFB Ser. 3065, Class DC, 19.173s, 2035		641,776	964,441
IFB Ser. 2990, Class LB, 16.36s, 2034		668,863	903,119
IFB Ser. 3835, Class SN, 15.553s, 2041		2,965,930	4,057,688
IFB Ser. 3287, Class SE, IO, 6.471s, 2037		2,037,061	283,926
IFB Ser. 3835, Class SC, IO, 6.421s, 2038		2,215,740	374,615
IFB Ser. 3708, Class SA, IO, 6.221s, 2040		6,101,652	824,272
IFB Ser. 3852, Class NT, 5.771s, 2041		1,146,357	1,200,007
IFB Ser. 3752, Class PS, IO, 5.771s, 2040		2,937,096	453,840
Ser. 3645, Class ID, IO, 5s, 2040		263,368	29,966
Ser. 3632, Class CI, IO, 5s, 2038		300,607	33,187
Ser. 3626, Class DI, IO, 5s, 2037		209,623	14,330
Ser. 3623, Class CI, IO, 5s, 2036		190,263	19,972
Ser. 3747, Class HI, IO, 4 1/2s, 2037		681,526	83,865
Ser. 3707, Class PI, IO, 4 1/2s, 2025		4,739,131	514,812
Ser. 3768, Class MI, IO, 4s, 2035		22,563,007	2,532,195
Ser. 3738, Class MI, IO, 4s, 2034		11,780,224	1,300,845
Ser. 3736, Class QI, IO, 4s, 2034		4,150,641	442,141
Ser. 3751, Class MI, IO, 4s, 2034		4,359,165	420,180
Ser. 3707, Class HI, IO, 4s, 2023		1,323,537	88,187
Ser. T-56, Class A, IO, 0.524s, 2043		6,115,671	110,847
Ser. T-56, Class 3, IO, 0.472s, 2043		3,046,110	1,428
Ser. T-56, Class 1, IO, 0.292s, 2043		7,559,032	4,724
Ser. T-56, Class 2, IO, 0.121s, 2043		16,623,664	15,585
Ser. 3369, Class BO, PO, zero %, 2037		38,358	35,243
Ser. 3327, Class IF, IO, zero %, 2037		18,551	6
Ser. 3391, PO, zero %, 2037		119,169	103,849
Ser. 3300, PO, zero %, 2037		442,239	416,989
Ser. 3175, Class MO, PO, zero %, 2036		61,853	55,669
Ser. 3210, PO, zero %, 2036		103,037	93,938
FRB Ser. 3326, Class YF, zero %, 2037		28,505	27,149
FRB Ser. 3117, Class AF, zero %, 2036		26,870	24,989
FRB Ser. 3326, Class WF, zero %, 2035		72,538	68,186
FRB Ser. 3036, Class AS, zero %, 2035		35,351	27,331
FRB Ser. 3003, Class XF, zero %, 2035		36,532	36,486

Federal National Mortgage Association Grantor Trust
IFB Ser. 07-75, Class JS, 50.484s, 2037		322,951	685,135
IFB Ser. 06-62, Class PS, 38.493s, 2036		832,501	1,537,326
IFB Ser. 06-8, Class HP, 23.707s, 2036		611,432	975,692
IFB Ser. 05-45, Class DA, 23.56s, 2035		1,174,676	1,865,750
IFB Ser. 07-53, Class SP, 23.34s, 2037		488,329	705,242
IFB Ser. 05-122, Class SE, 22.279s, 2035		1,038,464	1,533,095
IFB Ser. 05-75, Class GS, 19.546s, 2035		717,139	1,029,279
IFB Ser. 05-106, Class JC, 19.397s, 2035		400,689	620,094
IFB Ser. 05-83, Class QP, 16.784s, 2034		143,527	196,338
IFB Ser. 11-4, Class CS, 12.431s, 2040		954,850	1,128,194
IFB Ser. 11-27, Class AS, IO, 6.245s, 2041		5,938,639	776,596
Ser. 10-67, Class BI, IO, 5 1/2s, 2025		3,022,751	293,675
Ser. 10-100, Class AI, IO, 4 1/2s, 2025		6,170,518	555,755
Ser. 03-W10, Class 1, IO, 1.469s, 2043		4,482,733	201,723
Ser. 07-64, Class LO, PO, zero %, 2037		141,804	129,902
Ser. 372, Class 1, PO, zero %, 2036		276,991	264,311
FRB Ser. 06-104, Class EK, zero %, 2036		10,521	10,201
FRB Ser. 06-1, Class HF, zero %, 2032		2,569	2,561
IFB Ser. 06-48, Class FG, zero %, 2036		40,928	38,413

First Union National Bank Commercial Mortgage 144A Ser. 01-C3, Class K, 6.155s, 2033		572,000	572,000

First Union National Bank-Bank of America Commercial Mortgage 144A Ser. 01-C1, Class 3, IO, 1.538s, 2033		1,340,157	13

First Union-Lehman Brothers Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029		1,196,000	1,256,907
Ser. 97-C2, Class G, 7 1/2s, 2029		361,000	384,238

First Union-Lehman Brothers-Bank of America 144A Ser. 98-C2, Class G, 7s, 2035		1,515,000	1,484,700

GE Capital Commercial Mortgage Corp. 144A
Ser. 03-C2, Class D, 5.326s, 2037		935,000	941,470
Ser. 05-C2, Class XC, IO, 0.168s, 2043		24,575,111	174,827
Ser. 05-C3, Class XC, IO, 0.122s, 2045		127,259,390	625,628
Ser. 07-C1, Class XC, IO, 0.102s, 2049		66,568,638	338,435

GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.324s, 2029		2,240,717	72,799
Ser. 05-C1, Class X1, IO, 0.308s, 2043		22,846,658	312,108

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G, 6.974s, 2036		89,748	78,081

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.538s, 2041		5,261,824	7,864,690
IFB Ser. 10-158, Class SD, 14.309s, 2040		855,000	1,193,939
IFB Ser. 11-70, Class WS, 9.239s, 2040		3,648,000	4,172,728
IFB Ser. 11-56, Class SG, 6.843s, 2041		111,444	121,885
IFB Ser. 11-56, Class MS, 6.841s, 2041		201,307	218,827
IFB Ser. 11-61, Class CS, IO, 6.45s, 2035		7,178,632	1,121,948
IFB Ser. 10-85, Class AS, IO, 6.42s, 2039		2,258,265	388,139
IFB Ser. 10-163, Class SI, IO, 6.4s, 2037		1,842,628	300,551
IFB Ser. 10-31, Class HS, IO, 6.37s, 2039		4,236,002	683,648
IFB Ser. 10-58, Class LS, IO, 6.32s, 2039		2,697,053	441,400
IFB Ser. 10-42, Class SP, IO, 6.32s, 2039		1,619,871	265,076
IFB Ser. 10-31, Class PS, IO, 6.32s, 2038		5,444,054	958,861
IFB Ser. 10-53, Class SA, IO, 6.27s, 2039		10,953,546	1,751,691
IFB Ser. 11-40, Class AS, IO, 5.891s, 2036		3,569,466	510,184
IFB Ser. 10-85, Class SN, IO, 5.71s, 2040		11,605,708	1,963,338
IFB Ser. 11-70, Class SM, IO, 5.661s, 2041		1,760,000	499,224
Ser. 10-68, Class MI, IO, 5s, 2039		4,619,197	705,860
Ser. 11-116, Class IA, IO, 4 1/2s, 2039		4,370,330	675,697
Ser. 11-70, PO, zero %, 2041		15,729,456	12,611,406
Ser. 10-151, Class KO, PO, zero %, 2037		814,403	740,089
Ser. 06-36, Class OD, PO, zero %, 2036		21,693	20,654
FRB Ser. 07-35, Class UF, zero %, 2037		9,975	9,741

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class AJ, 4.859s, 2042		579,000	533,635

Greenwich Capital Commercial Funding Corp. 144A Ser. 03-C1, Class G, 4.773s, 2035		498,000	475,960

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2, 5.506s, 2038		624,941	633,729

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030		380,148	381,098
Ser. 04-C1, Class X1, IO, 1.163s, 2028		423,792	4
Ser. 03-C1, Class X1, IO, 0.999s, 2040		7,855,260	53,777
Ser. 06-GG6, Class XC, IO, 0.143s, 2038		55,135,931	96,488

GSMPS Mortgage Loan Trust 144A
IFB Ser. 04-4, Class 1AS, IO, 5.325s, 2034		313,674	45,492
FRB Ser. 04-4, Class 1AF, 0.635s, 2034		313,674	247,803

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029		162,209	163,860
FRB Ser. 07-LD11, Class A3, 6.005s, 2049		833,000	882,182
FRB Ser. 07-LD11, Class A2, 5.99s, 2049		58,978	60,012
FRB Ser. 02-C2, Class E, 5.527s, 2034		448,000	440,388
Ser. 06-LDP9, Class A2S, 5.298s, 2047		1,695,000	1,700,136
Ser. 06-LDP8, Class X, IO, 0.744s, 2045		28,939,392	604,428
Ser. 07-LDPX, Class X, IO, 0.516s, 2049		21,557,965	245,049

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032		133,028	132,794
FRB Ser. 01-C1, Class H, 5.626s, 2035		487,000	468,042
Ser. 05-CB12, Class X1, IO, 0.138s, 2037		17,047,168	136,804
Ser. 06-LDP6, Class X1, IO, 0.082s, 2043		45,399,744	161,260

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031		314,997	299,247
Ser. 99-C1, Class G, 6.41s, 2031		554,198	487,694
Ser. 98-C4, Class G, 5.6s, 2035		260,000	270,504
Ser. 98-C4, Class H, 5.6s, 2035		441,000	472,637

LB-UBS Commercial Mortgage Trust
Ser. 06-C6, Class AM, 5.413s, 2039		1,160,000	1,105,507
Ser. 03-C5, Class F, 4.843s, 2037		750,000	682,500
Ser. 07-C2, Class XW, IO, 0.738s, 2040		4,443,012	91,415

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.886s, 2038		21,645,677	508,912
Ser. 05-C3, Class XCL, IO, 0.386s, 2040		41,772,794	764,233
Ser. 06-C7, Class XCL, IO, 0.382s, 2038		37,548,107	528,227
Ser. 05-C2, Class XCL, IO, 0.338s, 2040		80,933,818	582,481
Ser. 07-C2, Class XCL, IO, 0.257s, 2040		92,524,215	1,105,017
Ser. 05-C5, Class XCL, IO, 0.254s, 2040		43,037,195	635,832
Ser. 06-C1, Class XCL, IO, 0.169s, 2041		56,785,622	584,494
Ser. 05-C7, Class XCL, IO, 0.157s, 2040		55,350,980	308,084

Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1, 0.857s, 2027		1,663,080	1,357,181

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.022s, 2050		166,000	174,727
Ser. 05-MCP1, Class XC, IO, 0.233s, 2043		21,991,289	236,428

Merrill Lynch Mortgage Trust 144A Ser. 04-KEY2, Class XC, IO, 0.436s, 2039		4,886,974	119,022

Merrill Lynch/Countrywide Commercial Mortgage Trust FRB Ser. 07-8, Class A3, 6.166s, 2049		1,790,000	1,881,124

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.357s, 2037		1,026,386	61,583
Ser. 05-C3, Class X, IO, 6.119s, 2044		1,012,289	60,737
Ser. 06-C4, Class X, IO, 3.604s, 2045		3,044,415	152,221

Morgan Stanley Capital I
FRB Ser. 07-HQ12, Class A2, 5.774s, 2049		769,718	783,404
Ser. 07-IQ14, Class A2, 5.61s, 2049		798,684	811,574
Ser. 05-HQ6, Class A2A, 4.882s, 2042		767,536	770,750
FRB Ser. 07-HQ12, Class A2FL, 0.479s, 2049		353,581	309,348

Morgan Stanley Capital I 144A Ser. 05-HQ5, Class X1, IO, 0.171s, 2042		6,691,702	34,998

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C, 5.15s, 2035		614,000	582,600

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 10.236s, 2043		536,000	547,294

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1, 6s, 2030		300,000	305,365

PNC Mortgage Acceptance Corp. 144A Ser. 00-C1, Class J, 6 5/8s, 2033		206,000	8,240

Salomon Brothers Mortgage Securities VII 144A Ser. 02-KEY2, Class X1, IO, 2.035s, 2036		7,483,850	61,368

Structured Adjustable Rate Mortgage Loan Trust 144A Ser. 04-NP2, Class A, 0.585s, 2034		217,530	163,148

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.023s, 2045		15,270,084	2,137,812
Ser. 07-4, Class 1A4, IO, 1s, 2045		17,808,836	723,484

Structured Asset Securities Corp. 144A FRB Ser. 05-RF2, Class A, 0.585s, 2035		3,590,546	2,692,909

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4, Class AJ, 5.947s, 2039		1,667,000	1,504,317

Vericrest Opportunity Loan Transferee 144A Ser. 10-NPL1, Class M, 6s, 2039		788,798	784,854

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class APB, 5.931s, 2049		556,000	590,349
FRB Ser. 07-C32, Class A2, 5.926s, 2049		585,147	590,724
Ser. 07-C30, Class APB, 5.294s, 2043		637,000	668,961
Ser. 07-C30, Class A3, 5.246s, 2043		825,000	836,330
Ser. 07-C34, IO, 0.544s, 2046		9,303,170	150,153
Ser. 06-C29, IO, 0.53s, 2048		35,152,428	557,166

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 03-C3, Class IOI, IO, 1.254s, 2035		7,363,467	76,433
Ser. 06-C26, Class XC, IO, 0.09s, 2045		12,634,826	37,525
Ser. 06-C23, Class XC, IO, 0.07s, 2045		34,094,051	153,082

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036		73,000	35,040
Ser. 05-C1A, Class C, 4.9s, 2036		119,000	119,942

Total mortgage-backed securities (cost $118,546,264)			$131,944,578

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (12.5%)(a)
		Principal amount	Value

U.S. Government Agency Mortgage Obligations (12.5%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, January 1, 2041		$565,170	$580,889

Federal National Mortgage Association Pass-Through Certificates
5s, March 1, 2038		312,930	336,547
4 1/2s, TBA, October 1, 2041		38,000,000	40,315,608
4s, TBA, October 1, 2041		4,000,000	4,192,500
3 1/2s, February 1, 2041		997,305	1,025,666
3 1/2s, TBA, October 1, 2041		4,000,000	4,108,125

Total U.S. government and agency mortgage obligations (cost $50,124,857)			$50,559,335

U.S. TREASURY OBLIGATIONS (0.0%)(a)
		Principal amount	Value

U.S. Treasury Notes 2 5/8s, November 15, 2020(SEGSF)		$128,000	$136,900

Total U.S. treasury Obligations (cost $120,286)			$136,900

ASSET-BACKED SECURITIES (8.0%)(a)
		Principal amount	Value

Aames Mortgage Investment Trust FRB Ser. 06-1, Class A3, 0.395s, 2036		$2,125,531	$1,386,909

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C, 0.385s, 2036		418,000	158,582

Bombardier Capital Mortgage Securitization Corp. Ser. 99-A, Class A4, 6.475s, 2025		1,152,277	1,147,254

Conseco Finance Securitizations Corp.
Ser. 00-5, Class A6, 7.96s, 2032		1,042,186	840,263
FRB Ser. 02-1, Class M1A, 2.272s, 2033		1,800,000	1,564,893

Countrywide Asset Backed Certificates
Ser. 05-4, Class AF6, 4.74s, 2035		495,076	477,749
FRB Ser. 07-12, Class 2A2, 0.735s, 2047		635,000	492,125
FRB Ser. 06-BC1, Class 2A3, 0.525s, 2036		994,000	632,433
FRB Ser. 07-3, Class 2A2, 0.405s, 2047		2,581,000	1,768,553
FRB Ser. 07-11, Class 2A2, 0.355s, 2047		1,924,000	1,577,680
FRB Ser. 07-1, Class 2A2, 0.335s, 2037		2,050,000	1,722,000

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)		77,731	8

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.979s, 2032		172,539	69,016

Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2029		4,455,132	3,831,414
Ser. 97-6, Class A9, 7.55s, 2029		188,743	199,672
Ser. 1997-5, Class M1, 6.95s, 2029		800,000	780,000
Ser. 99-3, Class A7, 6.74s, 2031		803,981	812,021
Ser. 99-1, Class A6, 6.37s, 2025		180,863	185,384

Greenpoint Manufactured Housing Ser. 00-3, Class IA, 8.45s, 2031		1,207,975	1,206,465

GSAA Home Equity Trust
FRB Ser. 05-8, Class A3, 0.665s, 2035		2,172,000	1,480,498
FRB Ser. 05-9, Class 2A3, 0.605s, 2035		1,400,000	983,500
FRB Ser. 05-6, Class A3, 0.605s, 2035		2,406,000	1,651,624
FRB Ser. 05-11, Class 3A4, 0.485s, 2035		439,514	340,623

JPMorgan Mortgage Acquisition Corp. FRB Ser. 06-CW1, Class A4, 0.385s, 2036		905,282	597,486

Lehman ABS Manufactured Housing Contract Ser. 01-B, Class M1, 6.63s, 2028		1,800,000	1,674,000

Madison Avenue Manufactured Housing Contract FRB Ser. 02-A, Class B1, 3.485s, 2032		1,626,445	1,447,536

Mid-State Trust Ser. 11, Class B, 8.221s, 2038		170,917	170,807

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.395s, 2036		296,203	122,858
FRB Ser. 06-2, Class A2C, 0.385s, 2036		410,000	211,883

Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022		450,120	352,383
Ser. 02-B, Class A3, 6.06s, 2025		1,436,243	1,421,880
Ser. 02-C, Class A1, 5.41s, 2032		1,484,703	1,429,027

Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030		112,606	108,102

Residential Asset Mortgage Products, Inc. FRB Ser. 07-RZ1, Class A2, 0.395s, 2037		615,473	350,654

SG Mortgage Securities Trust FRB Ser. 06-OPT2, Class A3D, 0.445s, 2036		704,000	203,963

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038		763,368	91,604

Vanderbilt Mortgage Finance Ser. 01-B, Class A5, 6.96s, 2031		945,000	957,994

Total asset-backed securities (cost $35,063,204)			$32,448,843

PURCHASED OPTIONS OUTSTANDING (6.2%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 15, 2022.	Aug-12/2.855	$19,936,300	$1,280,708

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 15, 2022.	Aug-12/2.855	19,936,300	380,504

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 3, 2022.	Aug-12/3.37	6,638,267	674,979

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 3, 2022.	Aug-12/3.37	6,638,267	62,665

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.52	5,531,889	628,201

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.52	5,531,889	42,153

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.36	5,531,889	558,555

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.36	5,531,889	52,442

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 30, 2022.	Jul-12/3.51	2,212,756	249,577

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 30, 2022.	Jul-12/3.51	2,212,756	16,817

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 27, 2022.	Jul-12/3.5375	5,531,889	637,108

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 27, 2022.	Jul-12/3.5375	5,531,889	40,162

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 25, 2022.	Jul-12/3.54	7,775,852	897,722

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 25, 2022.	Jul-12/3.54	7,775,852	55,675

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 24, 2022.	Jul-12/3.49	5,533,109	616,610

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 24, 2022.	Jul-12/3.49	5,533,109	41,996

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 26, 2022.	Mar-12/2.075	7,459,000	261,587

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.075% versus the three month USD-LIBOR-BBA maturing March 26, 2022.	Mar-12/2.075	7,459,000	143,138

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 23, 2014.	Mar-12/0.52	12,695,000	51,923

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 0.52% versus the three month USD-LIBOR-BBA maturing March 23, 2014.	Mar-12/0.52	12,695,000	12,695

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 24, 2022.	Feb-12/2.0525	7,459,000	246,818

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.0525% versus the three month USD-LIBOR-BBA maturing February 24, 2022.	Feb-12/2.0525	7,459,000	128,817

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 3, 2014.	Feb-12/0.555	12,047,414	36,745

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.555% versus the three month USD-LIBOR-BBA maturing February 3, 2014.	Feb-12/0.555	12,047,414	13,975

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing January 25, 2022.	Jan-12/2.03	7,459,000	229,588

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing January 25, 2022.	Jan-12/2.03	7,459,000	111,736

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.60% versus the three month USD-LIBOR-BBA maturing January 5, 2042.	Jan-12/3.60	16,356,565	3,110,201

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing January 5, 2042.	Jan-12/4.60	16,356,565	5,398

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 0.545% versus the three month USD-LIBOR-BBA maturing January 5, 2014.	Jan-12/0.545	12,047,414	33,010

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 0.545% versus the three month USD-LIBOR-BBA maturing January 5, 2014.	Jan-12/0.545	12,047,414	11,806

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.61% versus the three month USD-LIBOR-BBA maturing January 4, 2014.	Dec-11/0.61	6,347,000	11,958

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.61% versus the three month USD-LIBOR-BBA maturing January 4, 2014.	Dec-11/0.61	6,347,000	10,094

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 0.6075% versus the three month USD-LIBOR-BBA maturing January 3, 2014.	Dec-11/0.6075	6,386,000	12,900

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 0.6075% versus the three month USD-LIBOR-BBA maturing January 3, 2014.	Dec-11/0.6075	6,386,000	9,834

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.01% versus the three month USD-LIBOR-BBA maturing December 28, 2021.	Dec-11/2.01	7,459,000	207,659

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.01% versus the three month USD-LIBOR-BBA maturing December 28, 2021.	Dec-11/2.01	7,459,000	90,776

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.0625% versus the three month USD-LIBOR-BBA maturing December 23, 2041.	Dec-11/4.0625	3,619,638	1,019,000

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.0625% versus the three month USD-LIBOR-BBA maturing December 23, 2041.	Dec-11/4.0625	3,619,638	4,887

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.476% versus the three month USD-LIBOR-BBA maturing December 23, 2013.	Dec-11/0.476	12,695,000	43,290

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.476% versus the three month USD-LIBOR-BBA maturing December 23, 2013.	Dec-11/0.476	12,695,000	5,840

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.53% versus the three month USD-LIBOR-BBA maturing December 21, 2013.	Dec-11/0.53	12,695,000	33,896

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.53% versus the three month USD-LIBOR-BBA maturing December 21, 2013.	Dec-11/0.53	12,695,000	10,029

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.355% versus the three month USD-LIBOR-BBA maturing December 19, 2021.	Dec-11/2.355	6,423,000	184,340

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 2.355% versus the three month USD-LIBOR-BBA maturing December 19,2021.	Dec-11/2.355	6,423,000	77,654

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 1.3525% versus the three month USD-LIBOR-BBA maturing December 19, 2016.	Dec-11/1.3525	6,423,000	44,897

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 1.3525% versus the three month USD-LIBOR-BBA maturing December 19, 2016.	Dec-11/1.3525	6,423,000	43,355

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.745% versus the three month USD-LIBOR-BBA maturing December 19, 2041.	Dec-11/0.745	9,579,000	38,316

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.745% versus the three month USD-LIBOR-BBA maturing December 19, 2041	Dec-11/0.745	9,579,000	18,487

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.99% versus the three month USD-LIBOR-BBA maturing December 14, 2041.	Dec-11/2.99	12,450,791	1,050,598

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.99% versus the three month USD-LIBOR-BBA maturing December 14, 2041.	Dec-11/2.99	12,450,791	343,393

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.045% versus the three month USD-LIBOR-BBA maturing December 13, 2041.	Dec-11/4.045	5,948,757	1,655,718

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 4.045% versus the three month USD-LIBOR-BBA maturing December 13, 2041.	Dec-11/4.045	5,948,757	5,651

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 3.855% versus the three month USD-LIBOR-BBA maturing December 6, 2041.	Dec-11/3.855	12,368,504	2,965,101

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.355% versus the three month USD-LIBOR-BBA maturing December 6, 2041.	Dec-11/4.355	12,368,504	2,350

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 0.5325% versus the three month USD-LIBOR-BBA maturing December 5, 2013.	Dec-11/0.5325	12,047,414	27,830

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 0.5325% versus the three month USD-LIBOR-BBA maturing December 5, 2013.	Dec-11/0.5325	12,047,414	8,554

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.21% versus the three month USD-LIBOR-BBA maturing November 23, 2021.	Nov-11/3.21	17,410,682	1,695,452

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.21% versus the three month USD-LIBOR-BBA maturing November23, 2021.	Nov-11/3.21	17,410,682	5,223

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.11% versus the three month USD-LIBOR-BBA maturing November 22, 2014.	Nov-11/3.11	1,483,842	144,452

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.11% versus the three month USD-LIBOR-BBA maturing November 22, 2014.	Nov-11/3.11	1,483,842	20,566

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 2.3175% versus the three month USD-LIBOR-BBA maturing November 17, 2021.	Nov-11/2.3175	6,423,000	155,822

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 2.3175% versus the three month USD-LIBOR-BBA maturing November 17, 2021.	Nov-11/2.3175	6,423,000	55,495

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 1.30% versus the three month USD-LIBOR-BBA maturing November 17, 2016.	Nov-11/1.30	6,423,000	35,840

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.30% versus the three month USD-LIBOR-BBA maturing November 17, 2016.	Nov-11/1.30	6,423,000	30,509

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 0.715% versus the three month USD-LIBOR-BBA maturing November 17, 2014.	Nov-11/0.715	9,579,000	31,774

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 0.715% versus the three month USD-LIBOR-BBA maturing November 17, 2014.	Nov-11/0.715	9,579,000	12,644

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.0325% versus the three month USD-LIBOR-BBA maturing November 4, 2041.	Nov-11/4.0325	10,802,717	3,005,856

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.0325% versus the three month USD-LIBOR-BBA maturing November 4, 2041.	Nov-11/4.0325	10,802,717	648

Option on an interest rate swap with Bank of America, N.A. for the right to pay a fixed rate of 0.5175% versus the three month USD-LIBOR-BBA maturing November 3, 2013.	Nov-11/0.5175	12,047,414	25,300

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 0.5175% versus the three month USD-LIBOR-BBA maturing November 3, 2013.	Nov-11/0.5175	12,047,414	6,747

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.17% versus the three month USD-LIBOR-BBA maturing October 21, 2021.	Oct-11/3.17	15,170,713	1,457,299

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.17% versus the three month USD-LIBOR-BBA maturing October 21, 2021.	Oct-11/3.17	15,170,713	46

Total purchased options outstanding (cost $12,993,792)			$25,243,391

MUNICIPAL BONDS AND NOTES (0.4%)(a)
		Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34		$350,000	$421,722

IL State G.O. Bonds
4.421s, 1/1/15		165,000	172,126
4.071s, 1/1/14		490,000	505,562

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49		285,000	361,591

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40		255,000	287,755

Total municipal bonds and notes (cost $1,547,448)			$1,748,756

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)(a)
		Principal amount	Value

Hungary (Republic of) sr. unsec. unsub. notes 7 5/8s, 2041		$220,000	$213,070

Korea Development Bank sr. unsec. unsub. notes 4s, 2016		400,000	400,803

Total foreign government bonds and notes (cost $627,907)			$613,873

SENIOR LOANS (0.1%)(a)(c)
		Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B2, 3.218s, 2015		$104,084	$86,954

National Bedding Co., LLC bank term loan FRN Ser. B, 3 7/8s, 2013		44,439	43,661

Polypore, Inc. bank term loan FRN Ser. B, 2.22s, 2014		121,599	117,040

SunGard Data Systems, Inc. bank term loan FRN 1.976s, 2014		2,824	2,746

SunGard Data Systems, Inc. bank term loan FRN Ser. B, 3.899s, 2016		58,505	56,068

Total senior loans (cost $315,974)			$306,469

SHORT-TERM INVESTMENTS (46.2%)(a)
		Principal amount/shares	Value

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.12%, May 3, 2012(SEG)(SEGSF)		$6,916,000	$6,912,253

U.S. Treasury Bills with an effective yield of 0.09%, April 5, 2012(SEGSF)		3,000,000	2,998,442

U.S. Treasury Bills with effective yields ranging from 0.07% to 0.09%, June 28, 2012(SEG)(SEGSF)		7,527,000	7,522,829

U.S. Treasury Bills with an effective yield of 0.07%, December 1, 2011(SEG)(SEGSF)		21,335,000	21,331,349

U.S. Treasury Bills with effective yields ranging from 0.06% to 0.11%, July 26, 2012(SEG)(SEGSF)		40,252,000	40,220,784

U.S. Treasury Bills with effective yields ranging from 0.03% to 0.06%, November 17, 2011(SEGSF)		13,272,000	13,270,616

Putnam Money Market Liquidity Fund 0.10%(e)		95,008,045	95,008,045

Total short-term investments (cost $187,264,318)			$187,264,318

TOTAL INVESTMENTS

Total investments (cost $536,274,258)(b)			$564,946,238

FUTURES CONTRACTS OUTSTANDING at 9/30/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 20 yr (Long)	28	$3,993,500	Dec-11	$69,822
U.S. Treasury Bond 20 yr (Short)	11	1,568,875	Dec-11	(48,060)
U.S. Treasury Bond 30 yr (Long)	116	18,400,500	Dec-11	1,849,435
U.S. Treasury Bond 30 yr (Short)	2	317,250	Dec-11	(26,449)
U.S. Treasury Note 2 yr (Long)	2	440,406	Dec-11	(410)
U.S. Treasury Note 5 yr (Long)	41	5,021,859	Dec-11	5,844
U.S. Treasury Note 10 yr (Long)	543	70,640,906	Dec-11	253,500
U.S. Treasury Note 10 yr (Short)	12	1,561,125	Dec-11	(8,367)

Total				$2,095,315

WRITTEN OPTIONS OUTSTANDING at 9/30/11 (premiums received $31,461,977) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 10, 2045.	$9,187,600	Aug-15/4.375	$580,381
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 10, 2045.	9,187,600	Aug-15/4.375	2,847,605
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 7, 2045.	9,187,600	Aug-15/4.46	549,143
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 7, 2045.	9,187,600	Aug-15/4.46	2,964,471
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing January 17, 2022.	37,603,200	Jan-12/4.80	752
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing January 17, 2022.	37,603,200	Jan-12/4.80	8,958,206
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 14, 2026.	3,766,571	Sep-16/3.49	241,772
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 14, 2026.	3,766,571	Sep-16/3.49	328,144
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 22, 2026.	10,186,838	Aug-16/3.625	609,173
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 3.625% versus the three month USD-LIBOR-BBA maturing August 22, 2026.	10,186,838	Aug-16/3.625	956,035
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 5.35% versus the three month USD-LIBOR-BBA maturing August 8, 2026.	2,055,246	Aug-16/5.35	54,978
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 8, 2026.	2,055,246	Aug-16/4.35	276,328
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 5, 2026.	19,380,070	Aug-16/4.28	830,746
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 5, 2026.	19,380,070	Aug-16/4.28	2,524,060
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 3, 2026.	3,530,993	Aug-16/4.68	124,291
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 3, 2026.	3,530,993	Aug-16/4.68	545,892
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2, 2026.	2,942,494	Jul-16/4.67	103,870
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2, 2026.	2,942,494	Jul-16/4.67	453,144
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 1, 2026.	2,942,494	Jul-16/4.80	97,397
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 1, 2026.	2,942,494	Jul-16/4.80	477,861
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 28, 2026.	1,176,998	Jul-16/4.80	38,959
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 28, 2026.	1,176,998	Jul-16/4.80	191,144
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 27, 2026.	2,942,494	Jul-16/4.815	96,514
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 27, 2026.	2,942,494	Jul-16/4.815	480,804
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 26, 2026.	4,136,091	Jul-16/4.79	140,793
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 26, 2026.	4,136,091	Jul-16/4.79	670,584
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 22, 2026.	2,943,143	Jul-16/4.74	102,363
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 22, 2026.	2,943,143	Jul-16/4.74	467,754
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.86% versus the three month USD-LIBOR-BBA maturing July 1, 2026.	3,966,685	Jun-16/5.86	84,649
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing July 1, 2026.	3,966,685	Jun-16/4.86	662,436
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 10, 2026.	2,431,240	Jun-16/4.815	79,915
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 10, 2026.	2,431,240	Jun-16/4.815	399,599
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	9,816,169	Jun-16/5.12	148,322
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	9,816,169	Jun-16/4.12	699,500
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	9,659,361	Jun-16/4.89	152,618
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	9,659,361	Jun-16/4.39	772,749
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	9,598,032	Jun-16/4.575	181,403
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	9,598,032	Jun-16/4.575	834,261
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 11, 2025.	10,050,600	Sep-15/4.04	411,773
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 11, 2025.	10,050,600	Sep-15/4.04	1,191,298
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 13, 2025.	4,173,720	Feb-15/5.36	70,870
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 13, 2025.	4,173,720	Feb-15/5.36	897,892
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 12, 2025.	11,318,460	Feb-15/5.27	200,903
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 12, 2025.	11,318,460	Feb-15/5.27	2,358,428
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 5, 2024.	2,181,838	Aug-14/4.20	56,488
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.20% versus the three month USD-LIBOR-BBA maturing August 5, 2024.	2,181,838	Aug-14/4.20	299,108
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 31, 2024.	1,818,198	Jul-14/4.19	47,073
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 31, 2024.	1,818,198	Jul-14/4.19	248,639
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 30, 2024.	1,818,198	Jul-14/4.35	42,546
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 30, 2024.	1,818,198	Jul-14/4.35	268,748
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 30, 2024.	727,279	Jul-14/4.34	17,127
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 30, 2024.	727,279	Jul-14/4.34	106,990
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 29, 2024.	1,818,202	Jul-14/4.3725	41,837
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 29, 2024.	1,818,202	Jul-14/4.3725	271,839
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 24, 2024.	2,555,734	Jul-14/4.36	59,012
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 24, 2024.	2,555,734	Jul-14/4.36	380,140
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 23, 2024.	1,818,599	Jul-14/4.29	43,828
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 23, 2024.	1,818,599	Jul-14/4.29	261,551
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing January 19, 2022.	22,561,920	Jan-12/4.72	677
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing January 19, 2022.	22,561,920	Jan-12/4.72	5,205,486
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 1.29% versus the three month USD-LIBOR-BBA maturing December 14, 2016.	12,262,293	Dec-11/1.29	63,273
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 1.29% versus the three month USD-LIBOR-BBA maturing December 14, 2016.	12,262,293	Dec-11/1.29	99,692
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 1.26% versus the three month USD-LIBOR-BBA maturing November 22, 2016.	1,045,249	Nov-11/1.26	3,993
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 1.26% versus the three month USD-LIBOR-BBA maturing November 22, 2016.	1,045,249	Nov-11/1.26	7,223
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 3.425% versus the three month USD-LIBOR-BBA maturing November 16, 2041.	12,161,200	Nov-11/3.425	47,429
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 3.425% versus the three month USD-LIBOR-BBA maturing November 16, 2041.	12,161,200	Nov-11/3.425	1,870,514
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 4.01625% versus the three month USD-LIBOR-BBA maturing November 10, 2041.	5,171,144	Nov-11/4.01625	776
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 3.51625% versus the three month USD-LIBOR-BBA maturing November 10, 2041.	5,171,144	Nov-11/3.51625	886,489
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 2.58% versus the three month USD-LIBOR-BBA maturing November 2, 2016.	1,801,922	Oct-11/2.58	0
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.58% versus the three month USD-LIBOR-BBA maturing November 2, 2016.	1,801,922	Oct-11/2.58	112,512
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 3.64% versus the three month USD-LIBOR-BBA maturing November 2, 2021.	28,731,280	Oct-11/3.64	86
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 3.64% versus the three month USD-LIBOR-BBA maturing November 2, 2021.	28,731,280	Oct-11/3.64	3,973,536
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.47% versus the three month USD-LIBOR-BBA maturing October 11, 2016.	18,376,928	Oct-11/2.47	0
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 1.97% versus the three month USD-LIBOR-BBA maturing October 11, 2016.	18,376,928	Oct-11/1.97	626,469
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.064% versus the three month USD-LIBOR-BBA maturing October 7, 2041.	47,801,993	Oct-11/4.064	0
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 14, 2022.	9,347,000	May-12/5.51	1,496
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 14, 2022.	9,347,000	May-12/5.51	2,738,204

Total			$52,642,561

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/11 (Unaudited)

			Upfront		Payments	Payments	Unrealized
	Swap counterparty /		premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America, N.A.
	$17,810,000		$1,151,417	8/8/21	4.7%	3 month USD-LIBOR-BBA	$(3,188,620)
	13,262,000		854,073	8/17/21	4.55%	3 month USD-LIBOR-BBA	(2,182,215)
	16,061,000		1,036,738	8/19/21	4.475%	3 month USD-LIBOR-BBA	(2,526,193)
	65,694,900		7,551	7/8/13	0.68%	3 month USD-LIBOR-BBA	(196,533)
	29,879,400		95,857	7/8/26	3.76%	3 month USD-LIBOR-BBA	(5,082,501)
	10,367,500		—	9/23/13	3 month USD-LIBOR-BBA	0.45%	(24,872)
	13,494,000		—	9/26/13	3 month USD-LIBOR-BBA	0.5075%	(17,397)
	1,471,000		—	9/30/21	3 month USD-LIBOR-BBA	2.1825%	10,106
	Barclays Bank PLC
	9,454,705		85,565	9/8/16	2.065%	3 month USD-LIBOR-BBA	(300,611)
	2,415,000		—	9/15/20	2.032%	3 month USD-LIBOR-BBA	(10,189)
	74,738,300		(498,398)	9/16/41	3 month USD-LIBOR-BBA	3.04%	5,012,147
	288,000		—	9/19/41	3.035%	3 month USD-LIBOR-BBA	(20,867)
	2,699,000		—	9/19/20	3 month USD-LIBOR-BBA	2.12%	30,418
	2,855,000		—	9/20/20	2.136%	3 month USD-LIBOR-BBA	(35,845)
	14,770,200		—	9/22/13	0.4775%	3 month USD-LIBOR-BBA	27,641
	2,707,000		—	9/22/21	3 month USD-LIBOR-BBA	2.18%	19,643
	267,000		—	9/22/41	2.975%	3 month USD-LIBOR-BBA	(15,917)
	13,494,000		—	9/26/13	3 month USD-LIBOR-BBA	0.50625%	(17,831)
	14,366,000		—	9/27/13	3 month USD-LIBOR-BBA	0.5175%	(15,983)
	7,110,000		—	9/28/21	2.041%	3 month USD-LIBOR-BBA	42,732
	51,471,000		—	9/28/13	3 month USD-LIBOR-BBA	0.511043%	(65,298)
	62,993,100		(115,631)	6/17/16	3 month USD-LIBOR-BBA	1.93%	2,410,318
	1,923,000		—	9/29/41	3 month USD-LIBOR-BBA	2.857%	66,033
	1,790,000		—	9/29/21	3 month USD-LIBOR-BBA	2.155%	7,911
	16,665,000		—	9/30/13	3 month USD-LIBOR-BBA	0.53%	(15,124)
	3,545,000		—	9/30/21	2.165%	3 month USD-LIBOR-BBA	(18,646)
	16,889,000		—	9/30/16	3 month USD-LIBOR-BBA	1.25625%	5,162
	9,907,000		—	10/3/13	0.543%	3 month USD-LIBOR-BBA	6,687
	352,000		—	10/3/41	3 month USD-LIBOR-BBA	2.8175%	9,025
	1,408,000		—	10/4/21	2.089%	3 month USD-LIBOR-BBA	2,939
	13,644,000		—	7/13/20	3 month USD-LIBOR-BBA	2.93%	1,157,578
	52,150,000		—	7/20/13	0.66%	3 month USD-LIBOR-BBA	(134,244)
	12,723,000		—	7/20/21	3 month USD-LIBOR-BBA	3.014%	1,137,752
	12,800,289		(197,124)	9/21/21	3 month USD-LIBOR-BBA	3.14%	1,029,326
	5,740,000		—	7/22/21	3.049%	3 month USD-LIBOR-BBA	(530,978)
	17,293,400		(22,837)	3/30/31	4.17%	3 month USD-LIBOR-BBA	(4,304,953)
	3,700,000		—	8/1/21	3.06%	3 month USD-LIBOR-BBA	(343,063)
	6,819,000		—	8/2/21	3 month USD-LIBOR-BBA	3.0215%	607,410
	11,325,000		—	8/17/41	3.343%	3 month USD-LIBOR-BBA	(1,583,929)
	28,084,000		—	8/17/21	3 month USD-LIBOR-BBA	2.39%	827,817
	20,161,500		(215,610)	8/17/41	3.32%	3 month USD-LIBOR-BBA	(2,937,677)
	84,758,229	(E)	—	3/21/13	3 month USD-LIBOR-BBA	0.44125%	(127,985)
	1,677,000		—	8/31/21	2.348%	3 month USD-LIBOR-BBA	(41,420)
	3,780,000		(15,498)	8/8/16	3 month USD-LIBOR-BBA	2.065%	146,611
	4,070,000		(23,301)	9/8/16	3 month USD-LIBOR-BBA	2.14%	157,866
	5,808,000		—	9/6/20	2.231%	3 month USD-LIBOR-BBA	(125,451)
	1,868,000		—	9/6/41	3.2375%	3 month USD-LIBOR-BBA	(216,835)
	5,656,000		—	9/6/21	2.3875%	3 month USD-LIBOR-BBA	(156,266)
	4,588,000		—	9/8/21	3 month USD-LIBOR-BBA	2.17%	34,052
	4,588,000		—	9/8/21	3 month USD-LIBOR-BBA	2.18%	38,302
	2,613,000		—	9/8/41	3 month USD-LIBOR-BBA	2.958%	149,138
	3,138,000		—	9/12/20	2.032%	3 month USD-LIBOR-BBA	(13,822)
	16,647,000		—	9/15/13	3 month USD-LIBOR-BBA	0.5275%	(13,331)
	Citibank, N.A.
	23,565,600		(7,456)	6/28/19	3 month USD-LIBOR-BBA	3.04%	2,278,951
	1,099,000		—	9/23/21	2.136%	3 month USD-LIBOR-BBA	(3,435)
	5,208,000		—	9/23/13	3 month USD-LIBOR-BBA	0.459%	(11,598)
	11,215,200		(5,173)	9/26/13	0.49%	3 month USD-LIBOR-BBA	13,239
	59,790,700		(589,058)	9/26/20	3 month USD-LIBOR-BBA	1.96%	(750,344)
	1,388,700		16,419	9/26/21	2.09%	3 month USD-LIBOR-BBA	18,307
	67,039,000		—	9/30/18	1.73625%	3 month USD-LIBOR-BBA	(165,452)
	45,146,000		—	10/3/13	3 month USD-LIBOR-BBA	0.55625%	(16,659)
	40,176,000		—	10/3/20	2.04%	3 month USD-LIBOR-BBA	(154,236)
	36,539,750		—	10/3/21	3 month USD-LIBOR-BBA	2.159%	161,506
	2,466,000		—	10/3/41	2.804%	3 month USD-LIBOR-BBA	(56,587)
	1,951,000		—	8/4/21	2.81125%	3 month USD-LIBOR-BBA	(135,526)
	843,000		—	8/4/16	3 month USD-LIBOR-BBA	1.54375%	14,869
	11,952,000		751,781	7/26/21	4.5475%	3 month USD-LIBOR-BBA	(2,006,023)
	23,904,000		1,504,159	7/26/21	4.52%	3 month USD-LIBOR-BBA	(3,950,740)
	26,524,000		1,709,472	8/17/21	4.49%	3 month USD-LIBOR-BBA	(4,216,338)
	111,158,300		(30,098)	6/28/14	1.81%	3 month USD-LIBOR-BBA	(3,960,834)
	Credit Suisse International
	9,583,000		—	9/29/13	0.52375%	3 month USD-LIBOR-BBA	9,786
	56,246,400		—	10/3/20	2.055%	3 month USD-LIBOR-BBA	(265,483)
	51,155,650		—	10/3/21	3 month USD-LIBOR-BBA	2.172%	286,983
	64,885,500		(86,479)	3/14/16	3 month USD-LIBOR-BBA	2.35%	3,498,302
	19,900,000	(E)	—	3/21/13	1.15625%	3 month USD-LIBOR-BBA	(111,241)
	74,928,800		(15,330)	2/24/15	2.04%	3 month USD-LIBOR-BBA	(3,182,352)
	207,000		—	8/18/41	3.3688%	3 month USD-LIBOR-BBA	(30,060)
	3,424,000		—	8/23/14	3 month USD-LIBOR-BBA	0.633%	(6,978)
	303,000		—	8/24/41	3.0775%	3 month USD-LIBOR-BBA	(25,248)
	27,481,600		—	8/31/13	3 month USD-LIBOR-BBA	0.5125%	(25,362)
	16,250,500		—	8/31/21	2.43125%	3 month USD-LIBOR-BBA	(526,485)
	5,919,300		—	8/31/41	3 month USD-LIBOR-BBA	3.264%	728,560
	4,588,000		—	9/8/21	3 month USD-LIBOR-BBA	2.17%	34,052
	2,217,000		—	9/14/41	2.944%	3 month USD-LIBOR-BBA	(119,027)
	Deutsche Bank AG
	3,385,000		—	9/14/21	2.145%	3 month USD-LIBOR-BBA	(15,744)
	1,229,000		—	9/14/41	3 month USD-LIBOR-BBA	2.95%	67,535
	4,188,000		—	9/19/14	3 month USD-LIBOR-BBA	0.6625%	(7,865)
	7,656,000		—	9/27/18	3 month USD-LIBOR-BBA	1.515%	(93,263)
	14,366,000		—	9/27/13	3 month USD-LIBOR-BBA	0.5175%	(15,839)
	3,105,000		—	9/29/21	3 month USD-LIBOR-BBA	2.165%	16,581
	1,471,000		—	9/30/21	3 month USD-LIBOR-BBA	2.1875%	10,783
	64,281,600		—	10/3/20	2.034%	3 month USD-LIBOR-BBA	(190,274)
	58,463,600		—	10/3/21	3 month USD-LIBOR-BBA	2.153%	225,670
	1,889,000		—	10/4/13	3 month USD-LIBOR-BBA	0.56125%	(622)
	32,721,600		49,795	7/18/21	3 month USD-LIBOR-BBA	3.04%	3,059,990
	5,090,000		—	7/21/21	3 month USD-LIBOR-BBA	3.057%	475,000
	3,624,158		—	8/5/21	2.698%	3 month USD-LIBOR-BBA	(213,543)
	6,740,000		—	8/12/16	3 month USD-LIBOR-BBA	1.255%	20,277
	58,349,000		10,287	12/31/14	1.91%	3 month USD-LIBOR-BBA	(2,366,023)
	3,922,200		—	8/16/21	3 month USD-LIBOR-BBA	2.4775%	147,656
	16,135,300		—	8/16/16	3 month USD-LIBOR-BBA	1.24%	32,583
	5,488,500		—	8/16/21	2.435%	3 month USD-LIBOR-BBA	(185,034)
	2,178,700		—	8/17/18	1.84%	3 month USD-LIBOR-BBA	(27,439)
	2,600,824		—	8/22/21	2.195%	3 month USD-LIBOR-BBA	(28,757)
	5,180,500		—	8/22/21	3 month USD-LIBOR-BBA	2.218%	68,289
	4,696,300		—	8/24/16	1.23%	3 month USD-LIBOR-BBA	(4,737)
	7,881,800		—	8/24/21	2.271%	3 month USD-LIBOR-BBA	(141,309)
	5,061,700		—	8/24/41	3 month USD-LIBOR-BBA	3.081%	425,492
	27,031,900		—	8/30/13	3 month USD-LIBOR-BBA	0.5075%	(27,914)
	9,050,000		—	8/30/21	2.4075%	3 month USD-LIBOR-BBA	(271,072)
	3,715,100		—	8/30/41	3 month USD-LIBOR-BBA	3.2425%	437,299
	23,396,900		—	8/31/13	3 month USD-LIBOR-BBA	0.4925%	(30,920)
	6,830,000		—	9/12/21	3 month USD-LIBOR-BBA	2.2125%	75,266
	4,001,700		—	9/12/41	3.065%	3 month USD-LIBOR-BBA	(317,374)
	1,312,000		—	9/14/16	3 month USD-LIBOR-BBA	1.175%	(3,945)
	35,016,494		597,031	7/21/21	3.55%	3 month USD-LIBOR-BBA	(4,267,417)
	681,644		(21,813)	8/25/41	3 month USD-LIBOR-BBA	4.09%	180,383
	Goldman Sachs International
	288,000		—	9/19/41	3.05%	3 month USD-LIBOR-BBA	(21,776)
	2,699,000		—	9/19/20	3 month USD-LIBOR-BBA	2.13375%	33,507
	51,000		—	9/20/41	3.065%	3 month USD-LIBOR-BBA	(4,014)
	9,049,500		—	9/23/13	3 month USD-LIBOR-BBA	0.4525%	(21,252)
	10,875,000		—	9/26/13	3 month USD-LIBOR-BBA	0.50625%	(14,240)
	6,116,000		—	9/26/21	3 month USD-LIBOR-BBA	1.93875%	(93,578)
	17,300,354		(628,868)	9/29/41	3 month USD-LIBOR-BBA	3.99%	4,086,367
	572,000		—	7/1/14	1.105%	3 month USD-LIBOR-BBA	(7,809)
	965,000		—	9/28/41	2.69625%	3 month USD-LIBOR-BBA	(564)
	14,815,000		—	9/28/13	3 month USD-LIBOR-BBA	0.5125%	(18,334)
	100,000		—	9/29/41	3 month USD-LIBOR-BBA	2.87%	3,707
	1,662,000		—	9/29/21	3 month USD-LIBOR-BBA	2.15125%	6,780
	1,571,000		—	10/3/13	3 month USD-LIBOR-BBA	0.558%	(581)
	2,279,500		—	7/19/21	3 month USD-LIBOR-BBA	3.075%	216,910
	42,750,500		(18,173)	7/20/16	3 month USD-LIBOR-BBA	1.79%	1,290,881
	22,459,700		50,457	7/20/41	3.92%	3 month USD-LIBOR-BBA	(5,879,839)
	105,994,400		(64,155)	10/1/14	1.14%	3 month USD-LIBOR-BBA	(1,871,357)
	2,064,000		—	7/21/21	3.06125%	3 month USD-LIBOR-BBA	(193,414)
	3,526,000		—	7/25/21	3 month USD-LIBOR-BBA	3.0675%	331,324
	19,851,400	(E)	—	3/19/13	1.09375%	3 month USD-LIBOR-BBA	(98,661)
	71,438,845		(1,193,029)	7/25/21	3 month USD-LIBOR-BBA	3.58%	8,906,670
	50,933,854		1,767,405	8/24/41	4.29%	3 month USD-LIBOR-BBA	(15,493,752)
	18,583,000		—	7/25/21	3 month USD-LIBOR-BBA	3.127%	1,848,543
	19,319,000		—	7/26/21	3.09125%	3 month USD-LIBOR-BBA	(1,856,374)
	6,270,000		—	8/1/21	3 month USD-LIBOR-BBA	3.0625%	582,758
	1,966,000		—	8/5/21	3 month USD-LIBOR-BBA	2.722%	120,200
	7,844,400		—	8/16/21	3 month USD-LIBOR-BBA	2.47%	289,826
	880,000		—	8/24/41	3 month USD-LIBOR-BBA	3.075%	72,859
	4,510,000		—	8/24/16	1.235%	3 month USD-LIBOR-BBA	(5,654)
	4,900,000		—	8/24/21	3 month USD-LIBOR-BBA	2.2625%	83,985
	32,988,000		—	8/30/13	3 month USD-LIBOR-BBA	0.48375%	(49,661)
	2,026,000		—	9/1/20	2.225%	3 month USD-LIBOR-BBA	(43,605)
	1,091,000		—	9/1/41	3.195%	3 month USD-LIBOR-BBA	(117,306)
	82,165,200		208,266	5/20/16	3 month USD-LIBOR-BBA	2.00%	3,926,809
	1,833,000		—	9/13/21	2.16625%	3 month USD-LIBOR-BBA	(12,270)
	391,000		—	9/13/41	3.023%	3 month USD-LIBOR-BBA	(27,523)
	JPMorgan Chase Bank, N.A.
	6,948,300		22,012	3/11/26	4.12%	3 month USD-LIBOR-BBA	(1,446,210)
	39,900,000	(E)	—	3/21/13	1.1685%	3 month USD-LIBOR-BBA	(227,829)
	4,100,000	(E)	—	3/22/13	1.185%	3 month USD-LIBOR-BBA	(24,108)
	28,337,000		—	9/27/13	3 month USD-LIBOR-BBA	0.51375%	(33,521)
	14,366,000		—	9/27/13	3 month USD-LIBOR-BBA	0.5175%	(15,839)
	65,647,200		—	7/11/13	0.715%	3 month USD-LIBOR-BBA	(248,504)
	3,453,000		—	9/29/21	3 month USD-LIBOR-BBA	2.18%	23,207
	1,460,000		—	9/30/21	3 month USD-LIBOR-BBA	2.203%	12,791
	2,754,000		—	10/3/21	3 month USD-LIBOR-BBA	2.184%	18,507
	6,180,000		—	10/4/13	3 month USD-LIBOR-BBA	0.58%	261
	15,520,000		—	8/19/13	0.4475%	3 month USD-LIBOR-BBA	32,039
	583,000		—	8/19/41	3.299%	3 month USD-LIBOR-BBA	(76,032)
	4,686,000		—	8/19/21	3 month USD-LIBOR-BBA	2.3675%	127,687
	83,527,600		(8,945)	8/19/13	0.44%	3 month USD-LIBOR-BBA	175,992
	61,250,100		(43,736)	8/19/16	3 month USD-LIBOR-BBA	1.19%	(81,411)
	85,650,800		(410,238)	8/19/20	3 month USD-LIBOR-BBA	2.18%	1,195,707
	1,726,000		—	8/23/41	3 month USD-LIBOR-BBA	3.088%	147,782
	50,982,000		—	8/23/13	3 month USD-LIBOR-BBA	0.485%	(70,014)
	18,717,500		—	8/31/13	3 month USD-LIBOR-BBA	0.5%	(21,942)
	2,335,000		—	9/2/21	3 month USD-LIBOR-BBA	2.35%	57,206
	83,569,900		14,394	1/31/15	1.79%	3 month USD-LIBOR-BBA	(2,884,882)
	20,000,000		—	9/24/17	3 month USD-LIBOR-BBA	2.055%	650,314
	25,489,000		1,597,523	7/26/21	4.46%	3 month USD-LIBOR-BBA	(4,077,652)
	25,489,000		1,600,709	7/26/21	4.525%	3 month USD-LIBOR-BBA	(4,227,587)
	38,233,500		2,419,510	7/27/21	4.745%	3 month USD-LIBOR-BBA	(7,097,700)
	964,000		—	9/2/41	3 month USD-LIBOR-BBA	3.187%	101,947
	11,048,000		—	9/14/21	3 month USD-LIBOR-BBA	2.124%	30,062
	18,656,000		—	9/14/21	2.1575%	3 month USD-LIBOR-BBA	(108,334)
	749,000		—	9/15/41	2.984%	3 month USD-LIBOR-BBA	(46,454)
	2,209,000		—	9/19/21	3 month USD-LIBOR-BBA	2.266%	34,015
	2,009,000		—	9/19/16	3 month USD-LIBOR-BBA	1.231%	(1,158)

	Total						$(49,081,820)
(E)	See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/11 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$429,983	$6,416	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	$(342)
2,864,831	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	22,342
2,918,428	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(3,473)
11,136,432	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	169,118
3,731,388	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	56,665
6,483,656	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	50,565
4,243,306	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(11,233)
3,177,026	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(8,911)
17,739,323	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	138,345
6,566,199	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(18,418)
14,506,343	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	113,132
10,457,601	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(29,332)
4,357,768	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	8,652
509,193	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(13,416)
751,610	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(8,602)
6,061,373	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(17,002)
14,647,629	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(201,933)
4,744,288	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(5,646)
14,348,137	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(40,245)
2,121,481	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(5,951)
399,874	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(663)
442,145	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,170)
1,433,037	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(3,793)
1,038,827	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(2,750)
2,927,217	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(61,413)
Citibank, N.A.
3,337,219	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(9,361)
3,897,665	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	6,465
5,841,432	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(16,385)
Credit Suisse International
6,171,007	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(10,236)
5,206,848	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	70,954
1,388,055	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(15,886)
Deutsche Bank AG
5,244,533	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	86,746
Goldman Sachs International
1,673,427	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(23,070)
2,139,665	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	24,489
1,081,753	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(14,913)

Total					$223,329

Key to holding's abbreviations
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNB	Medium Term Notes Class B
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through September 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $405,544,799.
(b)	The aggregate identified cost on a tax basis is $549,356,810, resulting in gross unrealized appreciation and depreciation of $31,100,208 and $15,510,780, respectively, or net unrealized appreciation of $15,589,428.
(NON)	Non-income-producing security.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $43,204 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $254,461,103 and $251,677,300, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $223,575,178 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.
Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”. The fund had an average number of contracts of approximately 1,000 on futures contracts for the reporting period.
Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately $405,500,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately $735,100,000 on written options contracts for the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to credit risk, to gain exposure to specific markets/countries and to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $2,246,200,000 on interest rate swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,063,690 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $89,764,820 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $88,220,623.
TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$32,448,843	$—
Corporate bonds and notes	—	134,679,775	—
Foreign government bonds and notes	—	613,873	—
Mortgage-backed securities	—	131,944,578	—
Municipal bonds and notes	—	1,748,756	—
Purchased options outstanding	—	25,243,391	—
Senior loans	—	306,469	—
U.S. Government and Agency Mortgage Obligations	—	50,559,335	—
U.S. Treasury Obligations	—	136,900	—
Short-term investments	95,008,045	92,256,273	—

Totals by level	$95,008,045	$469,938,193	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$2,095,315	$—	$—
Written options	—	(52,642,561)	—
Interest rate swap contracts	—	(60,421,291)	—
Total return swap contracts	—	216,913	—

Totals by level	$2,095,315	$(112,846,939)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Interest rate contracts	$80,757,727	$166,265,960

Total	$80,757,727	$166,265,960

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Equity Fund

The fund's portfolio
9/30/11 (Unaudited)

COMMON STOCKS (99.2%)(a)
	Shares	Value

Australia (2.2%)

Macquarie Group, Ltd.	147,662	$3,166,683

Telstra Corp., Ltd.	1,855,855	5,545,241

		8,711,924
Belgium (2.2%)

Anheuser-Busch InBev NV	165,757	8,805,428

		8,805,428
Brazil (0.3%)

Rossi Residencial SA	239,400	1,115,764

		1,115,764
Canada (1.7%)

Agrium, Inc.	47,320	3,161,466

Canadian Natural Resources, Ltd.	124,600	3,672,358

		6,833,824
China (5.1%)

China Construction Bank Corp.	5,920,000	3,533,622

China Mobile, Ltd.	309,500	3,019,335

China National Materials Co., Ltd.	5,165,000	1,805,743

China WindPower Group, Ltd.(NON)	25,560,000	1,186,973

Industrial and Commercial Bank of China, Ltd.	8,203,000	3,966,345

Lenovo Group, Ltd.	3,402,000	2,275,430

PCD Stores Group, Ltd.	9,880,000	1,203,580

Perfect World Co., Ltd. ADR(NON)(S)	129,000	1,439,640

Zhongpin, Inc.(NON)	233,000	1,770,800

		20,201,468
France (11.7%)

Arkema	62,818	3,654,212

AXA SA	244,024	3,173,759

BNP Paribas SA	134,071	5,315,763

Christian Dior SA	67,337	7,545,707

Sanofi	178,030	11,708,923

Schneider Electric SA	58,596	3,160,024

Technip SA	57,604	4,617,674

Valeo SA	63,497	2,670,884

Vinci SA	93,124	4,005,420

		45,852,366
Germany (10.8%)

Allianz SE	54,973	5,181,693

BASF SE	61,298	3,725,507

Biotest AG (Preference)	29,352	1,431,627

Deutsche Bank AG	85,975	3,000,574

Deutsche Post AG	525,262	6,724,495

Kabel Deutschland Holding AG(NON)	81,070	4,377,394

MTU Aero Engines Holding AG	80,471	5,053,560

Porsche Automobil Holding SE (Preference)	146,396	7,019,780

Siemens AG	65,388	5,917,220

		42,431,850
Hong Kong (0.7%)

Henderson Land Development Co., Ltd.	617,000	2,737,984

		2,737,984
Ireland (1.9%)

Kerry Group PLC Class A	118,706	4,162,943

WPP PLC	359,098	3,317,708

		7,480,651
Israel (0.8%)

Teva Pharmaceutical Industries, Ltd. ADR	85,600	3,186,032

		3,186,032
Italy (0.7%)

Fiat SpA	536,629	2,905,102

		2,905,102
Japan (24.0%)

Aisin Seiki Co., Ltd.	142,200	4,727,064

Electric Power Development Co.	132,800	3,915,630

Fujitsu, Ltd.	705,000	3,323,100

Inpex Corp.	1,109	6,838,098

Japan Tobacco, Inc.	1,374	6,414,108

Konami Corp.	109,200	3,668,569

Lawson, Inc.	60,900	3,444,119

Mitsubishi Electric Corp.	607,000	5,378,977

Mitsubishi Tanabe Pharma	229,500	4,256,909

Mitsubishi UFJ Financial Group, Inc.	1,175,900	5,288,250

Mitsui & Co., Ltd.	459,300	6,651,804

Nippon Telegraph & Telephone (NTT) Corp.	101,900	4,900,245

Nissan Motor Co., Ltd.	850,300	7,518,705

NTT DoCoMo, Inc.	4,653	8,486,905

ORIX Corp.	107,010	8,344,149

Sumitomo Heavy Industries, Ltd.	816,000	4,187,020

Tokyo Gas Co., Ltd.	871,000	4,059,519

Yamada Denki Co., Ltd.	39,790	2,779,664

		94,182,835
Netherlands (1.1%)

ING Groep NV GDR(NON)	592,341	4,175,907

		4,175,907
Norway (1.0%)

DnB NOR ASA	400,773	4,016,266

		4,016,266
Russia (2.5%)

Gazprom OAO ADR	167,214	1,599,478

Sberbank of Russia ADR(NON)	434,402	3,789,165

Sberbank OJSC	1	2

Synergy Co.(NON)	76,387	2,291,610

Uralkali GDR	57,468	1,956,796

		9,637,051
South Korea (1.7%)

KB Financial Group, Inc.	109,975	3,591,733

Samsung Electronics Co., Ltd.	4,209	2,948,460

		6,540,193
Spain (0.7%)

Grifols SA(NON)	148,108	2,775,134

		2,775,134
Switzerland (0.8%)

Wolseley PLC	121,834	3,038,381

		3,038,381
Taiwan (1.4%)

Hon Hai Precision Industry Co., Ltd.	990,800	2,211,790

Unimicron Technology Corp.	2,214,000	3,103,277

		5,315,067
United Kingdom (23.7%)

Associated British Foods PLC	248,849	4,275,811

Barclays PLC	1,608,435	3,955,645

BG Group PLC	440,654	8,406,403

British American Tobacco (BAT) PLC	168,348	7,148,463

Centrica PLC	998,691	4,599,311

Compass Group PLC	432,225	3,501,567

Kingfisher PLC	1,108,281	4,255,994

Pearson PLC	216,452	3,816,826

Prudential PLC	344,281	2,952,151

Reckitt Benckiser Group PLC	164,014	8,307,198

Rio Tinto PLC	227,237	10,054,243

Royal Dutch Shell PLC Class A	309,663	9,621,854

SSE PLC	351,845	7,049,367

Tullow Oil PLC	195,966	3,983,161

Virgin Media, Inc.(S)	93,947	2,287,609

WM Morrison Supermarkets PLC	841,672	3,802,214

Xstrata PLC	389,632	4,895,475

		92,913,292
United States (4.2%)

Accenture PLC Class A	37,800	1,991,304

ACE, Ltd.(S)	69,000	4,181,400

Apple, Inc.(NON)	9,100	3,468,738

First Solar, Inc.(NON)(S)	28,300	1,788,843

Tyco International, Ltd.	122,898	5,008,091

		16,438,376

Total common stocks (cost $440,145,751)		$389,294,895

SHORT-TERM INVESTMENTS (2.3%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	6,611,655	$6,611,655

SSgA Prime Money Market Fund 0.02% (i,P)	20,000	20,000

U.S. Treasury Bills with effective yields ranging from 0.065% to 0.077%, July 26, 2012(SEGSF)	$1,681,000	1,680,010

U.S. Treasury Bills with an effective yield of 0.070%, June 28, 2012(SEGSF)	301,000	300,839

U.S. Treasury Bills with an effective yield of zero%, June 28, 2012(i)	249,000	248,851

U.S. Treasury Bills with effective yields ranging from 0.088% to 0.129%, May 3, 2012(SEGSF)	140,000	139,924

U.S. Treasury Bills with an effective yield of 0.102%, April 5, 2012(SEGSF)	120,000	119,928

U.S. Treasury Bills with an effective yield of 0.059%, November 17, 2011(SEGSF)	90,000	89,989

Total short-term investments (cost $9,211,196)		$9,211,196

TOTAL INVESTMENTS

Total investments (cost $449,356,947)(b)		$398,506,091

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $298,634,481) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	10/19/11	$556,469	$601,922	$(45,453)
	British Pound	Sell	10/19/11	3,638,566	3,714,252	75,686
	Canadian Dollar	Sell	10/19/11	604,457	637,226	32,769
	Euro	Sell	10/19/11	22,283,849	23,211,158	927,309
	Norwegian Krone	Sell	10/19/11	113,908	123,465	9,557
	Swedish Krona	Buy	10/19/11	8,340,415	8,925,071	(584,656)
	Swiss Franc	Sell	10/19/11	2,325,156	2,450,486	125,330
Barclays Bank PLC
	British Pound	Sell	10/19/11	3,741,191	3,816,352	75,161
	Canadian Dollar	Buy	10/19/11	1,105,794	1,164,824	(59,030)
	Euro	Buy	10/19/11	6,162,987	6,420,874	(257,887)
	Hong Kong Dollar	Sell	10/19/11	1,878,295	1,876,414	(1,881)
	Japanese Yen	Sell	10/19/11	1,709,261	1,706,683	(2,578)
	Norwegian Krone	Sell	10/19/11	47,368	51,440	4,072
	Singapore Dollar	Buy	10/19/11	2,503,337	2,693,429	(190,092)
	Swedish Krona	Sell	10/19/11	197,005	211,109	14,104
	Swiss Franc	Buy	10/19/11	2,483,142	2,613,397	(130,255)
Citibank, N.A.
	Australian Dollar	Buy	10/19/11	217,222	234,797	(17,575)
	British Pound	Buy	10/19/11	1,123,872	1,146,235	(22,363)
	Canadian Dollar	Sell	10/19/11	1,281,875	1,350,686	68,811
	Danish Krone	Buy	10/19/11	4,283,846	4,481,409	(197,563)
	Euro	Sell	10/19/11	4,008,645	4,176,684	168,039
	Hong Kong Dollar	Buy	10/19/11	3,123,949	3,120,800	3,149
	Norwegian Krone	Buy	10/19/11	1,845,186	2,001,891	(156,705)
	Singapore Dollar	Buy	10/19/11	1,011,162	1,088,124	(76,962)
	Swedish Krona	Sell	10/19/11	1,344,307	1,439,398	95,091
	Swiss Franc	Buy	10/19/11	217,976	229,782	(11,806)
Credit Suisse AG
	Australian Dollar	Buy	10/19/11	108,369	117,185	(8,816)
	British Pound	Buy	10/19/11	4,315,233	4,402,562	(87,329)
	Canadian Dollar	Buy	10/19/11	4,750,731	5,004,034	(253,303)
	Euro	Buy	10/19/11	6,237,325	6,501,484	(264,159)
	Japanese Yen	Buy	10/19/11	2,708,461	2,672,841	35,620
	Norwegian Krone	Sell	10/19/11	5,591,248	6,069,693	478,445
	Swedish Krona	Sell	10/19/11	396,451	424,435	27,984
	Swiss Franc	Buy	10/19/11	1,949,856	2,052,663	(102,807)
Deutsche Bank AG
	Australian Dollar	Sell	10/19/11	6,374,790	6,878,383	503,593
	Euro	Buy	10/19/11	781,896	814,440	(32,544)
	Swedish Krona	Buy	10/19/11	2,514,083	2,694,534	(180,451)
	Swiss Franc	Buy	10/19/11	4,488,570	4,730,402	(241,832)
Goldman Sachs International
	Australian Dollar	Sell	10/19/11	3,293,295	3,560,496	267,201
	British Pound	Buy	10/19/11	27,023	27,560	(537)
	Euro	Sell	10/19/11	3,745,911	3,903,215	157,304
	Japanese Yen	Buy	10/19/11	1,436,175	1,427,699	8,476
	Norwegian Krone	Sell	10/19/11	1,454,728	1,577,994	123,266
	Swedish Krona	Sell	10/19/11	382,269	409,200	26,931
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/19/11	2,699,057	2,917,961	(218,904)
	British Pound	Buy	10/19/11	5,213,081	5,318,581	(105,500)
	Euro	Sell	10/19/11	322,447	335,865	13,418
	Hong Kong Dollar	Sell	10/19/11	1,087,872	1,086,842	(1,030)
	Norwegian Krone	Buy	10/19/11	1,721,641	1,868,269	(146,628)
	Swiss Franc	Sell	10/19/11	282,497	297,222	14,725
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	10/19/11	1,209,685	1,483,224	(273,539)
	British Pound	Sell	10/19/11	1,356,145	1,342,864	(13,281)
	Canadian Dollar	Sell	10/19/11	1,300,450	1,370,327	69,877
	Euro	Buy	10/19/11	1,556,815	1,622,360	(65,545)
	Hong Kong Dollar	Buy	10/19/11	4,815,555	4,810,960	4,595
	Japanese Yen	Sell	10/19/11	2,061,604	2,049,252	(12,352)
	Norwegian Krone	Buy	10/19/11	9,726,710	10,543,771	(817,061)
	Singapore Dollar	Buy	10/19/11	3,524,907	3,794,447	(269,540)
	Swedish Krona	Sell	10/19/11	3,458,825	3,703,024	244,199
	Swiss Franc	Buy	10/19/11	3,472,930	3,658,615	(185,685)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	10/19/11	1,733,807	1,872,323	138,516
	British Pound	Buy	10/19/11	2,116,535	2,158,515	(41,980)
	Canadian Dollar	Buy	10/19/11	336,267	354,504	(18,237)
	Euro	Buy	10/19/11	4,586,983	4,511,650	75,333
	Japanese Yen	Sell	10/19/11	3,764,998	3,742,246	(22,752)
	Swedish Krona	Sell	10/19/11	2,647,047	2,839,155	192,108
	Swiss Franc	Buy	10/19/11	4,266,727	4,487,567	(220,840)
State Street Bank and Trust Co.
	Australian Dollar	Sell	10/19/11	813,881	880,319	66,438
	Canadian Dollar	Sell	10/19/11	512,635	539,995	27,360
	Euro	Sell	10/19/11	4,306,402	4,489,265	182,863
	Norwegian Krone	Buy	10/19/11	884,162	958,718	(74,556)
	Swedish Krona	Buy	10/19/11	293,182	313,754	(20,572)
UBS AG
	Australian Dollar	Buy	10/19/11	7,274,476	7,866,118	(591,642)
	British Pound	Sell	10/19/11	15,647,679	15,961,643	313,964
	Canadian Dollar	Buy	10/19/11	3,135,366	3,302,340	(166,974)
	Euro	Buy	10/19/11	9,676,086	10,121,967	(445,881)
	Norwegian Krone	Sell	10/19/11	7,513,382	8,152,976	639,594
	Swedish Krona	Buy	10/19/11	1,747,104	1,870,746	(123,642)
	Swiss Franc	Buy	10/19/11	9,696,252	10,271,937	(575,685)
Westpac Banking Corp.
	Australian Dollar	Buy	10/19/11	8,781,667	9,490,904	(709,237)
	British Pound	Sell	10/19/11	635,742	648,512	12,770
	Canadian Dollar	Sell	10/19/11	3,052,543	3,215,010	162,467
	Euro	Sell	10/19/11	10,236,980	10,666,944	429,964
	Japanese Yen	Sell	10/19/11	11,023,957	10,957,061	(66,896)

Total						$(2,298,454)

Key to holding's abbreviations
ADR	American Depository Receipts
GDR	Global Depository Receipts
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through September 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $392,575,963.
(b)	The aggregate identified cost on a tax basis is $452,290,238, resulting in gross unrealized appreciation and depreciation of $22,034,033 and $75,818,180, respectively, or net unrealized depreciation of $53,784,147.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $6,326,207. The fund received cash collateral of $6,611,655 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,286 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $107,509,533 and $116,858,587, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.
(P)	The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $3,050,843 to cover certain derivatives contracts.
	ADR and GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	17.9%
	Consumer discretionary	15.0
	Industrials	13.0
	Consumer staples	12.8
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $436,011 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $3,754,087 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $2,280,608.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$8,711,924	$—
Belgium	—	8,805,428	—
Brazil	1,115,764	—	—
Canada	6,833,824	—	—
China	3,210,440	16,991,028	—
France	—	45,852,366	—
Germany	—	42,431,850	—
Hong Kong	—	2,737,984	—
Ireland	—	7,480,651	—
Israel	3,186,032	—	—
Italy	—	2,905,102	—
Japan	—	94,182,835	—
Netherlands	—	4,175,907	—
Norway	—	4,016,266	—
Russia	—	9,637,051	—
South Korea	—	6,540,193	—
Spain	—	2,775,134	—
Switzerland	3,038,381	—	—
Taiwan	—	5,315,067	—
United Kingdom	2,287,609	90,625,683	—
United States	16,438,376	—	—
Total common stocks	36,110,426	353,184,469	—
Short-term investments	20,000	9,191,196	—

Totals by level	$36,130,426	$362,375,665	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(2,298,454)	$—

Totals by level	$—	$(2,298,454)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$5,816,089	$8,114,543

Total	$5,816,089	$8,114,543

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Growth Fund

The fund's portfolio
9/30/11 (Unaudited)

COMMON STOCKS (97.4%)(a)
	Shares	Value

Aerospace and defense (1.3%)

Embraer SA ADR (Brazil)	6,300	$159,831

European Aeronautic Defense and Space Co. NV (France)	8,248	231,791

MTU Aero Engines Holding AG (Germany)	4,927	309,414

		701,036
Airlines (0.7%)

AirAsia Bhd (Malaysia)	399,200	363,478

		363,478
Auto components (0.8%)

Apollo Tyres, Ltd. (India)	255,075	285,491

Faurecia (France)	6,645	141,973

		427,464
Automobiles (3.5%)

Bayerische Motoren Werke (BMW) AG (Germany)	2,677	177,677

Dongfeng Motor Group Co., Ltd. (China)	80,000	106,057

Fiat SpA (Italy)	91,285	494,182

Nissan Motor Co., Ltd. (Japan)	90,200	797,586

Porsche Automobil Holding SE (Preference) (Germany)	7,227	346,539

		1,922,041
Beverages (2.8%)

Anheuser-Busch InBev NV (Belgium)	25,070	1,331,781

Carlsberg A/S Class B (Denmark)	3,705	220,140

		1,551,921
Biotechnology (1.2%)

Biotest AG (Preference) (Germany)	5,796	282,697

Grifols SA (Spain)(NON)	21,308	399,253

		681,950
Building products (0.5%)

Compagnie de Saint-Gobain (France)	7,436	284,492

		284,492
Capital markets (0.4%)

Julius Baer Group, Ltd. (Switzerland)(NON)	6,155	205,339

		205,339
Chemicals (3.9%)

Arkema (France)	2,132	124,021

BASF SE (Germany)	8,649	525,660

JSR Corp. (Japan)	14,900	256,272

Lanxess AG (Germany)	4,671	224,911

Petronas Chemicals Group Bhd (Malaysia)	134,700	232,374

Syngenta AG (Switzerland)(NON)	1,857	481,604

Uralkali (Russia)	43,179	298,445

		2,143,287
Commercial banks (8.3%)

Australia & New Zealand Banking Group, Ltd. (Australia)	14,714	273,953

Banco Bradesco SA ADR (Brazil)(S)	42,420	627,392

Barclays PLC (United Kingdom)	215,245	529,355

BNP Paribas SA (France)	7,418	294,115

China Construction Bank Corp. (China)	1,234,000	736,569

HSBC Holdings PLC (London Exchange) (United Kingdom)	48,458	369,990

Mitsubishi UFJ Financial Group, Inc. (Japan)	63,900	287,371

National Australia Bank, Ltd. (Australia)	6,248	133,080

Sberbank of Russia ADR (Russia)(NON)	68,077	593,816

Sberbank OJSC (Russia)	1	2

Standard Chartered PLC (United Kingdom)	40,254	804,914

		4,650,557
Communications equipment (1.2%)

Nokia OYJ (Finland)	40,118	227,627

Telefonaktiebolaget LM Ericsson Class B (Sweden)	46,122	443,685

		671,312
Computers and peripherals (1.5%)

Lenovo Group, Ltd. (China)	850,000	568,523

SanDisk Corp.(NON)(S)	5,900	238,065

		806,588
Construction and engineering (0.6%)

Carillion PLC (United Kingdom)	63,446	327,947

		327,947
Construction materials (0.8%)

BBMG Corp. (China)	582,000	430,266

		430,266
Diversified financial services (2.0%)

ING Groep NV GDR (Netherlands)(NON)	49,801	351,089

ORIX Corp. (Japan)	7,830	610,547

Warsaw Stock Exchange (Poland)	13,029	166,659

		1,128,295
Diversified telecommunication services (0.9%)

Telenet Group Holding NV (Belgium)(NON)	13,046	478,777

		478,777
Electric utilities (0.4%)

Fortum OYJ (Finland)	9,302	218,818

		218,818
Electrical equipment (2.1%)

Mitsubishi Electric Corp. (Japan)	69,000	611,449

Schneider Electric SA (France)	10,154	547,595

		1,159,044
Electronic equipment, instruments, and components (2.5%)

Hitachi, Ltd. (Japan)	60,000	298,598

Hollysys Automation Technologies, Ltd. (China)(NON)(S)	30,800	179,872

Hon Hai Precision Industry Co., Ltd. (Taiwan)	52,700	117,644

Murata Manufacturing Co., Ltd. (Japan)	7,800	421,086

Unimicron Technology Corp. (Taiwan)	275,000	385,457

		1,402,657
Energy equipment and services (1.2%)

Technip SA (France)	8,441	676,651

		676,651
Food and staples retail (1.7%)

Olam International, Ltd. (Singapore)	202,500	345,571

WM Morrison Supermarkets PLC (United Kingdom)	131,431	593,733

		939,304
Food products (4.7%)

Danone (France)	13,720	845,764

Kerry Group PLC Class A (Ireland)	22,345	783,625

Nestle SA (Switzerland)	14,467	796,134

Zhongpin, Inc. (China)(NON)	22,600	171,760

		2,597,283
Gas utilities (0.4%)

Tokyo Gas Co., Ltd. (Japan)	53,000	247,020

		247,020
Health-care equipment and supplies (1.0%)

BioMerieux (France)	6,600	576,277

		576,277
Hotels, restaurants, and leisure (2.2%)

Compass Group PLC (United Kingdom)	61,762	500,350

Ctrip.com Int'l, Ltd. ADR (China)(NON)	8,000	257,280

Genting Bhd (Malaysia)	39,100	110,668

TUI Travel PLC (United Kingdom)	161,390	372,576

		1,240,874
Household durables (1.9%)

Barratt Developments PLC (United Kingdom)(NON)	190,075	230,561

Pace PLC (United Kingdom)	124,447	184,017

Persimmon PLC (United Kingdom)	16,715	118,291

Rossi Residencial SA (Brazil)	80,500	375,184

Skyworth Digital Holdings, Ltd. (China)	454,000	153,725

		1,061,778
Household products (1.9%)

Henkel AG & Co. KGaA (Germany)	2,882	153,395

Reckitt Benckiser Group PLC (United Kingdom)	17,950	909,155

		1,062,550
Independent power producers and energy traders (0.8%)

China Resources Power Holdings Co., Ltd. (China)	74,000	111,720

China WindPower Group, Ltd. (China)(NON)	2,680,000	124,456

Electric Power Development Co. (Japan)	7,900	232,933

		469,109
Industrial conglomerates (2.0%)

Chongqing Machinery & Electric Co., Ltd. (China)	1,346,000	189,731

Rheinmetall AG (Germany)	5,223	245,365

Siemens AG (Germany)	7,559	684,044

		1,119,140
Insurance (3.4%)

AIA Group, Ltd. (Hong Kong)	65,800	186,298

AXA SA (France)	22,853	297,225

Ping An Insurance (Group) Co. of China, Ltd. (China)	71,500	399,777

Prudential PLC (United Kingdom)	64,206	550,555

Swiss Re AG (Switzerland)(NON)	9,562	445,527

		1,879,382
Internet and catalog retail (1.1%)

Rakuten, Inc. (Japan)	527	615,773

		615,773
Internet software and services (2.0%)

Baidu, Inc. ADR (China)(NON)	2,600	277,966

DeNA Co., Ltd. (Japan)	9,400	393,480

Telecity Group PLC (United Kingdom)(NON)	22,274	192,570

Tencent Holdings, Ltd. (China)	11,800	242,124

		1,106,140
Machinery (1.8%)

Asahi Diamond Industrial Co., Ltd. (Japan)	29,700	412,973

Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd. (China)	114,000	125,315

Invensys PLC (United Kingdom)	58,365	203,209

Metso Corp. OYJ (Finland)	5,306	154,863

Vallourec SA (France)	2,071	118,901

		1,015,261
Media (1.8%)

British Sky Broadcasting Group PLC (United Kingdom)	18,102	186,187

Kabel Deutschland Holding AG (Germany)(NON)	6,143	331,693

Media Nusantara Citra Tbk PT (Indonesia)	994,500	113,908

WPP PLC (Ireland)	41,108	379,797

		1,011,585
Metals and mining (4.8%)

BHP Billiton, Ltd. (Australia)	3,103	103,358

First Quantum Minerals, Ltd. (Canada)	10,500	140,302

Fortescue Metals Group, Ltd. (Australia)	47,595	197,803

Hidili Industry International Development, Ltd. (China)	381,000	107,706

Rio Tinto, Ltd. (Australia)	25,911	1,520,867

Xstrata PLC (United Kingdom)	26,989	339,099

Zijin Mining Group Co., Ltd. (China)	888,000	251,858

		2,660,993
Multiline retail (0.4%)

PPR SA (France)	1,767	228,327

		228,327
Multi-utilities (0.7%)

Centrica PLC (United Kingdom)	89,008	409,912

		409,912
Oil, gas, and consumable fuels (7.8%)

BG Group PLC (United Kingdom)	82,262	1,569,321

Cairn Energy PLC (United Kingdom)(NON)	23,908	103,804

Canadian Natural Resources, Ltd. (Canada)	21,300	627,779

Gazprom OAO ADR (Russia)	37,000	353,350

Inpex Corp. (Japan)	119	733,754

Tullow Oil PLC (United Kingdom)	47,555	966,592

		4,354,600
Pharmaceuticals (5.9%)

Astellas Pharma, Inc. (Japan)	21,000	792,695

Mitsubishi Tanabe Pharma (Japan)	45,200	838,398

Roche Holding AG (Switzerland)	2,198	354,009

Sanofi (France)	5,431	357,194

Sanofi CVR (France)(NON)	203,400	215,605

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	19,538	727,204

		3,285,105
Real estate management and development (0.6%)

LSR Group OJSC GDR (Russia)	39,272	142,790

Mitsubishi Estate Co., Ltd. (Japan)	12,000	194,323

		337,113
Road and rail (0.8%)

Hitachi Transport System, Ltd. (Japan)	25,000	462,950

		462,950
Semiconductors and semiconductor equipment (2.4%)

Aixtron SE (Germany)(S)	14,987	218,425

First Solar, Inc.(NON)(S)	4,357	275,406

Novellus Systems, Inc.(NON)(S)	9,600	261,696

Samsung Electronics Co., Ltd. (South Korea)	625	437,821

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	70,000	158,603

		1,351,951
Software (1.8%)

Konami Corp. (Japan)	17,400	584,552

SAP AG (Germany)	8,585	438,358

		1,022,910
Specialty retail (1.0%)

GOME Electrical Appliances Holdings, Ltd. (China)	608,000	138,416

Kingfisher PLC (United Kingdom)	113,259	434,934

		573,350
Textiles, apparel, and luxury goods (1.1%)

Christian Dior SA (France)	5,434	608,928

		608,928
Tobacco (3.1%)

British American Tobacco (BAT) PLC (United Kingdom)	25,350	1,076,422

Imperial Tobacco Group PLC (United Kingdom)	5,834	197,377

Japan Tobacco, Inc. (Japan)	100	466,820

		1,740,619
Trading companies and distributors (1.8%)

Mitsui & Co., Ltd. (Japan)	45,700	661,849

Wolseley PLC (Switzerland)	14,167	353,307

		1,015,156
Wireless telecommunication services (1.9%)

NTT DoCoMo, Inc. (Japan)	469	855,439

Vodafone Group PLC (United Kingdom)	69,621	180,114

		1,035,553

Total common stocks (cost $60,824,600)		$54,260,863

INVESTMENT COMPANIES (0.5%)(a)
	Shares	Value

Market Vectors Gold Miners ETF (Exchange-traded fund)	5,294	$292,176

Total investment Companies (cost $342,918)		$292,176

SHORT-TERM INVESTMENTS (4.7%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	1,742,138	$1,742,138

Putnam Money Market Liquidity Fund 0.10%(e)	99,032	99,032

U.S. Treasury Bills with effective yields ranging from 0.089% to 0.181%, November 17, 2011(SEGSF)	$600,000	599,909

U.S. Treasury Bills with effective yields ranging from 0.072% to 0.072%, July 26, 2012(SEGSF)	170,000	169,898

Total short-term investments (cost $2,610,976)		$2,610,977

TOTAL INVESTMENTS

Total investments (cost $63,778,494)(b)		$57,164,016

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $94,641,071) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	10/19/11	$2,132,516	$2,306,705	$174,189
	British Pound	Buy	10/19/11	381,445	389,379	(7,934)
	Canadian Dollar	Sell	10/19/11	256,413	270,314	13,901
	Euro	Buy	10/19/11	5,840,540	6,083,585	(243,045)
	Norwegian Krone	Sell	10/19/11	308,778	334,685	25,907
	Swedish Krona	Buy	10/19/11	1,324,671	1,417,530	(92,859)
	Swiss Franc	Buy	10/19/11	766,066	807,359	(41,293)
Barclays Bank PLC
	Australian Dollar	Buy	10/19/11	134,130	144,989	(10,859)
	British Pound	Sell	10/19/11	1,923,470	1,962,113	38,643
	Canadian Dollar	Buy	10/19/11	636,437	670,412	(33,975)
	Euro	Sell	10/19/11	783,373	816,152	32,779
	Hong Kong Dollar	Sell	10/19/11	447,084	446,636	(448)
	Japanese Yen	Sell	10/19/11	5,662	5,634	(28)
	Norwegian Krone	Buy	10/19/11	11,842	12,860	(1,018)
	Swedish Krona	Buy	10/19/11	133,271	142,812	(9,541)
	Swiss Franc	Sell	10/19/11	1,067,345	1,123,333	55,988
Citibank, N.A.
	Australian Dollar	Buy	10/19/11	229,522	248,092	(18,570)
	British Pound	Buy	10/19/11	2,102,946	2,144,791	(41,845)
	Canadian Dollar	Sell	10/19/11	772,016	813,458	41,442
	Danish Krone	Buy	10/19/11	763,755	798,978	(35,223)
	Euro	Sell	10/19/11	2,438,277	2,540,488	102,211
	Hong Kong Dollar	Sell	10/19/11	379,519	379,136	(383)
	Norwegian Krone	Sell	10/19/11	247,706	268,743	21,037
	Singapore Dollar	Buy	10/19/11	613,340	660,023	(46,683)
	Swedish Krona	Sell	10/19/11	170,964	183,058	12,094
	Swiss Franc	Buy	10/19/11	99,211	104,584	(5,373)
Credit Suisse AG
	Australian Dollar	Buy	10/19/11	396,966	429,260	(32,294)
	British Pound	Sell	10/19/11	1,524,374	1,555,224	30,850
	Canadian Dollar	Sell	10/19/11	959,874	1,011,054	51,180
	Euro	Sell	10/19/11	2,165,613	2,257,330	91,717
	Japanese Yen	Buy	10/19/11	2,731,156	2,713,742	17,414
	Norwegian Krone	Buy	10/19/11	447,635	485,939	(38,304)
	Swedish Krona	Buy	10/19/11	350,658	389,442	(38,784)
	Swiss Franc	Sell	10/19/11	855,997	901,129	45,132
Deutsche Bank AG
	Australian Dollar	Buy	10/19/11	167,154	180,358	(13,204)
	Canadian Dollar	Buy	10/19/11	568,265	598,709	(30,444)
	Euro	Buy	10/19/11	1,350,841	1,407,065	(56,224)
	Swedish Krona	Buy	10/19/11	399,405	428,072	(28,667)
	Swiss Franc	Buy	10/19/11	87,500	92,214	(4,714)
Goldman Sachs International
	Australian Dollar	Sell	10/19/11	51,812	56,016	4,204
	British Pound	Buy	10/19/11	437,990	446,702	(8,712)
	Euro	Sell	10/19/11	6,424,111	6,693,883	269,772
	Japanese Yen	Sell	10/19/11	2,296,141	2,282,589	(13,552)
	Norwegian Krone	Buy	10/19/11	281,694	305,564	(23,870)
	Swedish Krona	Sell	10/19/11	217,796	242,321	24,525
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/19/11	1,705,722	1,844,063	(138,341)
	British Pound	Buy	10/19/11	1,621,532	1,654,347	(32,815)
	Euro	Buy	10/19/11	1,250,202	1,302,228	(52,026)
	Hong Kong Dollar	Buy	10/19/11	258,378	257,899	479
	Norwegian Krone	Buy	10/19/11	591,019	641,355	(50,336)
	Swiss Franc	Sell	10/19/11	129,040	135,767	6,727
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	10/19/11	1,876,169	2,028,896	(152,727)
	British Pound	Buy	10/19/11	2,743,842	2,809,519	(65,677)
	Canadian Dollar	Sell	10/19/11	432,015	455,229	23,214
	Euro	Sell	10/19/11	3,807,904	3,968,223	160,319
	Hong Kong Dollar	Sell	10/19/11	1,159,304	1,158,277	(1,027)
	Japanese Yen	Buy	10/19/11	162,613	161,639	974
	Norwegian Krone	Buy	10/19/11	743,973	806,468	(62,495)
	Singapore Dollar	Sell	10/19/11	10,868	11,699	831
	Swedish Krona	Sell	10/19/11	140,406	150,319	9,913
	Swiss Franc	Buy	10/19/11	2,322,836	2,447,030	(124,194)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	10/19/11	324,720	350,662	25,942
	British Pound	Sell	10/19/11	372,698	380,090	7,392
	Canadian Dollar	Buy	10/19/11	105,993	111,741	(5,748)
	Euro	Sell	10/19/11	2,000,700	2,106,845	106,145
	Japanese Yen	Sell	10/19/11	1,459,120	1,450,303	(8,817)
	Swedish Krona	Buy	10/19/11	45,837	49,164	(3,327)
	Swiss Franc	Sell	10/19/11	295,865	309,631	13,766
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/19/11	1,361,828	1,468,322	(106,494)
	Canadian Dollar	Buy	10/19/11	1,466,573	1,544,847	(78,274)
	Euro	Buy	10/19/11	583,571	611,252	(27,681)
	Norwegian Krone	Sell	10/19/11	418,380	453,659	35,279
	Swedish Krona	Buy	10/19/11	21,771	23,298	(1,527)
UBS AG
	Australian Dollar	Sell	10/19/11	1,255,395	1,357,498	102,103
	British Pound	Sell	10/19/11	3,660,278	3,733,720	73,442
	Canadian Dollar	Sell	10/19/11	549,498	578,762	29,264
	Euro	Buy	10/19/11	4,056,013	4,217,812	(161,799)
	Israeli Shekel	Sell	10/19/11	311,675	315,544	3,869
	Norwegian Krone	Sell	10/19/11	688,796	747,432	58,636
	Swedish Krona	Sell	10/19/11	272,713	292,012	19,299
	Swiss Franc	Buy	10/19/11	1,067,565	1,139,306	(71,741)
Westpac Banking Corp.
	Australian Dollar	Sell	10/19/11	1,962,167	2,120,638	158,471
	British Pound	Sell	10/19/11	50,141	51,148	1,007
	Canadian Dollar	Sell	10/19/11	385,099	405,595	20,496
	Euro	Buy	10/19/11	3,280,557	3,418,344	(137,787)
	Japanese Yen	Sell	10/19/11	18,136	18,026	(110)

Total						$(250,236)

Key to holding's abbreviations
ADR	American Depository Receipts
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
GDR	Global Depository Receipts
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through September 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $55,735,834.
(b)	The aggregate identified cost on a tax basis is $64,144,164, resulting in gross unrealized appreciation and depreciation of $3,431,641 and $10,411,789, respectively, or net unrealized depreciation of $6,980,148.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $1,618,690. The fund received cash collateral of $1,742,138 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $314 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $17,333,029 and $17,233,997, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $733,488 to cover certain derivatives contracts.
	ADR or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	20.5%
	Japan	19.4
	France	10.0
	China	8.3
	Germany	7.1
	Switzerland	4.8
	Australia	4.0
	United States	3.5
	Belgium	3.3
	Russia	2.5
	Ireland	2.1
	Brazil	2.1
	Canada	1.4
	Israel	1.3
	Malaysia	1.3
	Taiwan	1.2
	Finland	1.1
	Italy	0.9
	Sweden	0.8
	South Korea	0.8
	Spain	0.7
	Netherlands	0.6
	Singapore	0.6
	India	0.5
	Other	1.2

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $425,468 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $960,266 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $424,881

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$632,464	$7,057,656	$—
Consumer staples	171,760	7,719,917	—
Energy	981,129	4,050,122	—
Financials	627,392	7,573,294	—
Health care	942,809	3,600,523	—
Industrials	513,138	5,935,366	—
Information technology	1,233,005	5,128,553	—
Materials	438,747	4,795,799	—
Telecommunication services	—	1,514,330	—
Utilities	—	1,344,859	—
Total common stocks	5,540,444	48,720,419	—
Investment Companies	292,176	—	—
Short-term investments	99,032	2,511,945	—

Totals by level	$5,931,652	$51,232,364	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(250,236)	$—

Totals by level	$—	$(250,236)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$1,910,553	$2,160,789

Total	$1,910,553	$2,160,789

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Value Fund

The fund's portfolio
9/30/11 (Unaudited)

COMMON STOCKS (98.0%)(a)
	Shares	Value

Air freight and logistics (0.7%)

Deutsche Post AG (Germany)	62,412	$799,009

		799,009
Auto components (0.7%)

Valeo SA (France)	17,334	729,123

		729,123
Automobiles (3.8%)

Fiat SpA (Italy)	90,508	489,975

Nissan Motor Co., Ltd. (Japan)	315,900	2,793,319

Porsche Automobil Holding SE (Preference) (Germany)	18,458	885,073

		4,168,367
Beverages (1.7%)

Anheuser-Busch InBev NV (Belgium)	34,711	1,843,935

		1,843,935
Capital markets (0.4%)

Macquarie Group, Ltd. (Australia)	21,330	457,432

		457,432
Chemicals (4.2%)

Arkema (France)	9,165	533,141

BASF SE (Germany)	30,168	1,833,520

JSR Corp. (Japan)	47,400	815,255

Lanxess AG (Germany)	7,946	382,603

Potash Corp. of Saskatchewan, Inc. (Canada)	17,500	762,692

Uralkali (Russia)	40,827	282,189

		4,609,400
Commercial banks (11.4%)

Australia & New Zealand Banking Group, Ltd. (Australia)	61,605	1,146,994

Banco Santander Central Hispano SA (Spain)	82,322	674,116

Barclays PLC (United Kingdom)	531,775	1,307,801

BNP Paribas SA (France)	33,449	1,326,215

China Construction Bank Corp. (China)	1,238,000	738,957

DBS Group Holdings, Ltd. (Singapore)	90,000	807,601

DnB NOR ASA (Norway)	73,895	740,524

HSBC Holdings PLC (London Exchange) (United Kingdom)	275,060	2,100,158

Industrial and Commercial Bank of China, Ltd. (China)	1,075,000	519,788

KB Financial Group, Inc. (South Korea)	6	196

Mitsubishi UFJ Financial Group, Inc. (Japan)	329,900	1,483,624

National Bank of Canada (Canada)	18,259	1,222,339

Sberbank OJSC (Russia)	204,013	441,177

		12,509,490
Computers and peripherals (2.1%)

Asustek Computer, Inc. (Taiwan)	116,780	872,154

Gemalto NV (Netherlands)	17,922	855,844

Lenovo Group, Ltd. (China)	946,000	632,733

		2,360,731
Construction and engineering (2.0%)

Carillion PLC (United Kingdom)	219,356	1,133,832

Vinci SA (France)	25,739	1,107,078

		2,240,910
Construction materials (0.7%)

BBMG Corp. (China)	401,500	296,824

China Shanshui Cement Group, Ltd. (China)	749,000	493,270

		790,094
Diversified financial services (2.5%)

ING Groep NV GDR (Netherlands)(NON)	191,555	1,350,431

ORIX Corp. (Japan)	18,180	1,417,593

		2,768,024
Diversified telecommunication services (1.0%)

BCE, Inc. (Canada)	27,867	1,048,749

		1,048,749
Electric utilities (0.9%)

Fortum OYJ (Finland)	39,671	933,209

		933,209
Electrical equipment (1.7%)

LS Corp. (South Korea)	7,623	460,829

Mitsubishi Electric Corp. (Japan)	163,000	1,444,437

		1,905,266
Energy equipment and services (0.5%)

Technip SA (France)	6,281	503,500

		503,500
Food and staples retail (1.1%)

Lawson, Inc. (Japan)	21,200	1,198,938

		1,198,938
Food products (3.4%)

Ajinomoto Co., Inc. (Japan)	134,000	1,585,665

Kerry Group PLC Class A (Ireland)	31,910	1,119,063

Suedzucker AG (Germany)	30,987	880,721

Zhongpin, Inc. (China)(NON)	20,900	158,840

		3,744,289
Health-care equipment and supplies (0.7%)

BioMerieux (France)	8,800	768,369

		768,369
Hotels, restaurants, and leisure (0.6%)

TUI Travel PLC (United Kingdom)	306,026	706,475

		706,475
Household durables (1.3%)

Persimmon PLC (United Kingdom)	145,404	1,029,016

Skyworth Digital Holdings, Ltd. (China)	1,312,000	444,246

		1,473,262
Household products (1.7%)

Henkel AG & Co. KGaA (Germany)	9,209	490,149

Reckitt Benckiser Group PLC (United Kingdom)	27,198	1,377,560

		1,867,709
Independent power producers and energy traders (2.2%)

China Resources Power Holdings Co., Ltd. (China)	380,000	573,697

China WindPower Group, Ltd. (China)(NON)	4,830,000	224,299

Electric Power Development Co. (Japan)	40,800	1,202,995

International Power PLC (United Kingdom)	93,318	442,872

		2,443,863
Industrial conglomerates (1.8%)

LG Corp. (South Korea)	10,876	542,155

Siemens AG (Germany)	15,294	1,384,015

		1,926,170
Insurance (5.8%)

ACE, Ltd.(S)	29,465	1,785,579

Allianz SE (Germany)	18,674	1,760,190

AXA SA (France)	59,882	778,821

Prudential PLC (United Kingdom)	159,818	1,370,412

SCOR (France)	28,363	612,492

		6,307,494
Leisure equipment and products (0.4%)

Altek Corp. (Taiwan)	439,703	437,542

		437,542
Machinery (1.6%)

Fiat Industrial SpA (Italy)(NON)	66,604	497,457

Invensys PLC (United Kingdom)	161,555	562,484

Metso Corp. OYJ (Finland)	22,323	651,528

		1,711,469
Media (2.9%)

Kabel Deutschland Holding AG (Germany)(NON)	22,891	1,236,005

Virgin Media, Inc. (United Kingdom)	31,500	767,025

WPP PLC (Ireland)	120,895	1,116,950

		3,119,980
Metals and mining (2.2%)

Fortescue Metals Group, Ltd. (Australia)	131,347	545,874

Rio Tinto PLC (United Kingdom)	23,054	1,020,039

Xstrata PLC (United Kingdom)	66,148	831,107

		2,397,020
Multiline retail (0.6%)

PPR SA (France)	4,988	644,537

		644,537
Multi-utilities (3.1%)

Atco, Ltd. Class I (Canada)	22,800	1,352,057

Centrica PLC (United Kingdom)	273,472	1,259,432

GDF Suez (France)	25,985	777,562

		3,389,051
Office electronics (0.9%)

Canon, Inc. (Japan)	21,300	964,858

		964,858
Oil, gas, and consumable fuels (11.0%)

BG Group PLC (United Kingdom)	67,553	1,288,716

BP PLC (United Kingdom)	361,692	2,173,360

Inpex Corp. (Japan)	170	1,048,221

Nexen, Inc. (Canada)	46,692	729,003

Petroleo Brasileiro SA ADR (Brazil)	18,600	417,570

Royal Dutch Shell PLC Class B (United Kingdom)	131,714	4,098,487

Total SA (France)	50,578	2,233,765

		11,989,122
Pharmaceuticals (8.8%)

Astellas Pharma, Inc. (Japan)	29,200	1,102,224

AstraZeneca PLC (United Kingdom)	19,514	865,595

Mitsubishi Tanabe Pharma (Japan)	45,600	845,817

Novartis AG (Switzerland)	67,225	3,755,941

Sanofi (France)	35,326	2,323,369

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	20,500	763,010

		9,655,956
Real estate investment trusts (REITs) (1.2%)

CFS Retail Property Trust (Australia)(R)	441,496	742,396

Dexus Property Group (Australia)	680,735	538,294

		1,280,690
Real estate management and development (1.9%)

Henderson Land Development Co., Ltd. (Hong Kong)	115,000	510,321

Mitsubishi Estate Co., Ltd. (Japan)	56,000	906,843

Soho China, Ltd. (China)	1,054,500	655,407

		2,072,571
Road and rail (0.4%)

ComfortDelgro Corp., Ltd. (Singapore)	438,000	435,876

		435,876
Semiconductors and semiconductor equipment (0.8%)

Rohm Co., Ltd. (Japan)	17,200	894,476

		894,476
Software (0.7%)

Konami Corp. (Japan)	22,300	749,168

		749,168
Specialty retail (0.9%)

JB Hi-Fi, Ltd. (Australia)(S)	26,008	377,652

Yamada Denki Co., Ltd. (Japan)	8,380	585,413

		963,065
Tobacco (1.1%)

Japan Tobacco, Inc. (Japan)	256	1,195,059

		1,195,059
Trading companies and distributors (1.7%)

Mitsui & Co., Ltd. (Japan)	129,800	1,879,826

		1,879,826
Wireless telecommunication services (4.9%)

China Mobile, Ltd. (China)	85,000	829,220

NTT DoCoMo, Inc. (Japan)	1,023	1,865,915

Vodafone Group PLC (United Kingdom)	1,042,329	2,696,574

		5,391,709

Total common stocks (cost $120,899,576)		$107,275,783

SHORT-TERM INVESTMENTS (4.4%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	2,036,412	$2,036,412

Putnam Money Market Liquidity Fund 0.10%(e)	1,600,243	1,600,243

U.S. Treasury Bills with effective yields ranging from 0.067% to 0.070%, July 31, 2012(SEGSF)	$221,000	220,872

U.S. Treasury Bills with effective yields ranging from 0.060% to 0.081%, November 30, 2011(SEGSF)	800,000	799,869

U.S. Treasury Bill zero%, March 22, 2012(i)	151,000	150,970

Total short-term investments (cost $4,808,366)		$4,808,366

TOTAL INVESTMENTS

Total investments (cost $125,707,942)(b)		$112,084,149

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $85,129,759) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	10/19/11	$3,371,835	$3,647,255	$(275,420)
	British Pound	Sell	10/19/11	1,043,585	1,065,292	21,707
	Canadian Dollar	Sell	10/19/11	409,993	432,220	22,227
	Euro	Buy	10/19/11	680,184	708,489	(28,305)
	Swedish Krona	Buy	10/19/11	950,269	1,016,882	(66,613)
	Swiss Franc	Buy	10/19/11	2,396,857	2,526,052	(129,195)
Barclays Bank PLC
	Australian Dollar	Sell	10/19/11	758,293	819,684	61,391
	British Pound	Sell	10/19/11	1,345,992	1,373,033	27,041
	Canadian Dollar	Sell	10/19/11	1,087,602	1,145,661	58,059
	Euro	Buy	10/19/11	212,683	221,583	(8,900)
	Hong Kong Dollar	Sell	10/19/11	801,691	800,888	(803)
	Japanese Yen	Buy	10/19/11	1,260,637	1,256,434	4,203
	Swiss Franc	Buy	10/19/11	229,024	241,038	(12,014)
Citibank, N.A.
	British Pound	Buy	10/19/11	1,084,353	1,105,930	(21,577)
	Canadian Dollar	Sell	10/19/11	357,140	376,312	19,172
	Danish Krone	Buy	10/19/11	291,775	305,231	(13,456)
	Euro	Buy	10/19/11	1,291,666	1,345,811	(54,145)
	Hong Kong Dollar	Buy	10/19/11	354,800	354,442	358
	Norwegian Krone	Sell	10/19/11	535,723	581,220	45,497
	Singapore Dollar	Buy	10/19/11	374,708	403,228	(28,520)
	Swiss Franc	Sell	10/19/11	188,257	198,453	10,196
Credit Suisse AG
	Australian Dollar	Sell	10/19/11	1,344,008	1,453,346	109,338
	British Pound	Sell	10/19/11	3,462,371	3,532,440	70,069
	Canadian Dollar	Buy	10/19/11	234,678	247,191	(12,513)
	Euro	Sell	10/19/11	519,565	541,569	22,004
	Japanese Yen	Sell	10/19/11	188,631	191,408	2,777
	Norwegian Krone	Buy	10/19/11	527,042	572,141	(45,099)
	Swedish Krona	Buy	10/19/11	1,314,393	1,407,169	(92,776)
	Swiss Franc	Sell	10/19/11	735,132	773,892	38,760
Deutsche Bank AG
	Australian Dollar	Buy	10/19/11	748,414	807,537	(59,123)
	British Pound	Sell	10/19/11	327,712	329,176	1,464
	Canadian Dollar	Sell	10/19/11	63,768	67,185	3,417
	Euro	Buy	10/19/11	3,152,276	3,283,477	(131,201)
	Swedish Krona	Buy	10/19/11	550,601	590,121	(39,520)
	Swiss Franc	Buy	10/19/11	528,535	557,011	(28,476)
Goldman Sachs International
	Australian Dollar	Buy	10/19/11	564,216	609,994	(45,778)
	British Pound	Sell	10/19/11	2,080,140	2,121,518	41,378
	Euro	Sell	10/19/11	651,334	678,686	27,352
	Japanese Yen	Buy	10/19/11	1,246,188	1,250,277	(4,089)
	Norwegian Krone	Sell	10/19/11	661,575	717,634	56,059
	Swedish Krona	Sell	10/19/11	423,456	453,289	29,833
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/19/11	1,510,000	1,632,467	(122,467)
	British Pound	Buy	10/19/11	649,175	662,313	(13,138)
	Euro	Buy	10/19/11	1,811,767	1,887,161	(75,394)
	Hong Kong Dollar	Sell	10/19/11	1,449,776	1,448,188	(1,588)
	Norwegian Krone	Buy	10/19/11	39,900	43,298	(3,398)
	Swiss Franc	Buy	10/19/11	119,097	125,305	(6,208)
JPMorgan Chase Bank, N.A.
	Australian Dollar	Sell	10/19/11	822,016	849,859	27,843
	British Pound	Buy	10/19/11	2,439,717	2,464,036	(24,319)
	Canadian Dollar	Sell	10/19/11	1,540,490	1,623,266	82,776
	Euro	Buy	10/19/11	3,100,481	3,231,016	(130,535)
	Hong Kong Dollar	Sell	10/19/11	1,007,356	1,006,463	(893)
	Japanese Yen	Sell	10/19/11	632,853	629,061	(3,792)
	Norwegian Krone	Sell	10/19/11	551,734	598,081	46,347
	Singapore Dollar	Buy	10/19/11	463,487	496,185	(32,698)
	Swedish Krona	Buy	10/19/11	405,765	434,412	(28,647)
	Swiss Franc	Buy	10/19/11	890,577	938,193	(47,616)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/19/11	1,101,510	1,189,510	(88,000)
	British Pound	Buy	10/19/11	2,342,872	2,389,341	(46,469)
	Canadian Dollar	Sell	10/19/11	199,922	237,426	37,504
	Euro	Sell	10/19/11	1,605,659	1,672,990	67,331
	Israeli Shekel	Buy	10/19/11	392,188	396,992	(4,804)
	Japanese Yen	Sell	10/19/11	303,712	301,877	(1,835)
	Swedish Krona	Sell	10/19/11	378,175	405,621	27,446
	Swiss Franc	Buy	10/19/11	493,955	519,521	(25,566)
State Street Bank and Trust Co.
	Australian Dollar	Sell	10/19/11	1,643,936	1,778,131	134,195
	Canadian Dollar	Sell	10/19/11	1,246,640	1,313,175	66,535
	Euro	Buy	10/19/11	1,045,302	1,086,707	(41,405)
	Israeli Shekel	Buy	10/19/11	392,161	396,389	(4,228)
	Swedish Krona	Buy	10/19/11	143,067	153,106	(10,039)
UBS AG
	Australian Dollar	Buy	10/19/11	1,176,661	1,272,360	(95,699)
	British Pound	Sell	10/19/11	678,229	691,837	13,608
	Canadian Dollar	Sell	10/19/11	762,059	802,642	40,583
	Euro	Sell	10/19/11	3,072,436	3,182,252	109,816
	Israeli Shekel	Sell	10/19/11	811,853	821,931	10,078
	Norwegian Krone	Buy	10/19/11	1,843,392	2,000,315	(156,923)
	Swiss Franc	Sell	10/19/11	457,717	466,817	9,100
Westpac Banking Corp.
	Australian Dollar	Buy	10/19/11	1,522,299	1,645,245	(122,946)
	British Pound	Sell	10/19/11	1,363,799	1,391,194	27,395
	Canadian Dollar	Buy	10/19/11	424,547	447,143	(22,596)
	Euro	Sell	10/19/11	1,228,867	1,280,481	51,614
	Japanese Yen	Buy	10/19/11	1,114,013	1,107,253	6,760

Total						$(777,493)

Key to holding's abbreviations
ADR	American Depository Receipts
GDR	Global Depository Receipts
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through September 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $109,471,872.
(b)	The aggregate identified cost on a tax basis is $129,165,200, resulting in gross unrealized appreciation and depreciation of $3,978,354 and $21,059,405, respectively, or net unrealized depreciation of $17,081,051.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $1,955,178. The fund received cash collateral of $2,036,412 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,742 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $40,090,912 and $41,579,092, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,004,870 to cover certain derivatives contracts.
	ADR and GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	22.8%
	Japan	21.8
	France	11.2
	Germany	8.8
	China	5.0
	Canada	4.7
	United States	4.0
	Australia	3.5
	Switzerland	3.4
	Ireland	2.0
	Netherlands	2.0
	Belgium	1.7
	Finland	1.4
	Taiwan	1.2
	Singapore	1.1
	South Korea	0.9
	Italy	0.9
	Israel	0.7
	Norway	0.7
	Russia	0.7
	Spain	0.6
	Hong Kong	0.5
	Brazil	0.4

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $95,800,000 on forward currency contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.Collateral posted to the fund which cannot be sold or repledged totaled $249,294 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,248,842 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $680,915.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$767,025	$11,475,326	$—
Consumer staples	158,840	9,691,090	—
Energy	1,146,573	11,346,049	—
Financials	3,007,918	22,387,783	—
Health care	763,010	9,661,315	—
Industrials	—	10,898,526	—
Information technology	—	4,969,233	—
Materials	1,044,881	6,751,633	—
Telecommunication services	1,048,749	5,391,709	—
Utilities	1,352,057	5,414,066	—
Total common stocks	9,289,053	97,986,730	—
Short-term investments	$1,600,243	$3,208,123	$—

Totals by level	$10,889,296	$101,194,853	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	—	(777,493)	—

Totals by level	$—	$(777,493)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$1,431,233	$2,208,726

Total	$1,431,233	$2,208,726

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Investors Fund

The fund's portfolio
9/30/11 (Unaudited)

COMMON STOCKS (98.7%)(a)
	Shares	Value

Aerospace and defense (3.2%)

Embraer SA ADR (Brazil)	25,900	$657,083

General Dynamics Corp.	10,800	614,412

Honeywell International, Inc.	20,600	904,546

L-3 Communications Holdings, Inc.	12,800	793,216

Northrop Grumman Corp.(S)	22,300	1,163,168

Precision Castparts Corp.	4,900	761,754

United Technologies Corp.	28,610	2,013,000

		6,907,179
Air freight and logistics (0.3%)

United Parcel Service, Inc. Class B	10,700	675,705

		675,705
Airlines (0.4%)

Spirit Airlines, Inc.(NON)	64,824	810,300

		810,300
Auto components (0.6%)

Autoliv, Inc. (Sweden)(S)	9,100	441,350

Lear Corp.	11,200	480,480

TRW Automotive Holdings Corp.(NON)	13,196	431,905

		1,353,735
Automobiles (0.4%)

Ford Motor Co.(NON)	52,200	504,774

General Motors Co.(NON)	11,700	236,106

		740,880
Beverages (2.8%)

Coca-Cola Co. (The)	35,600	2,405,136

Coca-Cola Enterprises, Inc.	76,200	1,895,856

PepsiCo, Inc.	25,120	1,554,928

		5,855,920
Biotechnology (1.5%)

Amgen, Inc.	24,430	1,342,429

Biogen Idec, Inc.(NON)	6,900	642,735

Celgene Corp.(NON)(S)	10,500	650,160

Cubist Pharmaceuticals, Inc.(NON)(S)	14,700	519,204

		3,154,528
Capital markets (2.3%)

Apollo Global Management, LLC. Class A	32,600	333,824

BlackRock, Inc.	6,283	929,947

Goldman Sachs Group, Inc. (The)	16,320	1,543,056

Morgan Stanley	53,500	722,250

State Street Corp.	42,300	1,360,368

		4,889,445
Chemicals (2.2%)

Celanese Corp. Ser. A	16,800	546,504

Dow Chemical Co. (The)	49,501	1,111,792

E.I. du Pont de Nemours & Co.(S)	14,300	571,571

Huntsman Corp.	58,079	561,624

LyondellBasell Industries NV Class A (Netherlands)	26,500	647,395

Monsanto Co.	10,300	618,412

PPG Industries, Inc.(S)	9,600	678,336

		4,735,634
Commercial banks (2.3%)

First Southern Bancorp, Inc. Class B(F)(NON)	19,890	205,862

NBH Holdings Corp. 144A Class A	27,300	451,815

PNC Financial Services Group, Inc.	12,300	592,737

Wells Fargo & Co.(S)	147,558	3,559,099

		4,809,513
Communications equipment (2.5%)

Cisco Systems, Inc.	153,841	2,382,997

Juniper Networks, Inc.(NON)	24,200	417,692

Motorola Solutions, Inc.(NON)	8,571	359,125

Qualcomm, Inc.	45,500	2,212,665

		5,372,479
Computers and peripherals (5.1%)

Apple, Inc.(NON)	18,917	7,210,782

EMC Corp.(NON)	66,900	1,404,231

Hewlett-Packard Co.(S)	46,670	1,047,742

SanDisk Corp.(NON)(S)	31,500	1,271,025

		10,933,780
Construction and engineering (0.3%)

KBR, Inc.	23,500	555,305

		555,305
Consumer finance (1.3%)

Air Lease Corp.(NON)(S)	29,390	564,288

Capital One Financial Corp.(S)	35,344	1,400,683

Discover Financial Services(S)	31,700	727,198

		2,692,169
Containers and packaging (0.2%)

Sealed Air Corp.	20,100	335,670

		335,670
Diversified financial services (3.3%)

Bank of America Corp.	171,142	1,047,389

Citigroup, Inc.	39,150	1,003,023

CME Group, Inc.	3,400	837,760

JPMorgan Chase & Co.	121,027	3,645,333

Nasdaq OMX Group, Inc. (The)(NON)(S)	20,500	474,370

		7,007,875
Diversified telecommunication services (2.7%)

AT&T, Inc.(S)	87,020	2,481,810

Iridium Communications, Inc.(NON)(S)	106,688	661,466

Verizon Communications, Inc.(S)	72,490	2,667,632

		5,810,908
Electric utilities (1.2%)

Edison International	26,150	1,000,238

Entergy Corp.(S)	23,200	1,537,928

		2,538,166
Electronic equipment, instruments, and components (0.4%)

Corning, Inc.	33,800	417,768

Jabil Circuit, Inc.	26,200	466,098

		883,866
Energy equipment and services (1.6%)

Baker Hughes, Inc.	10,200	470,832

National Oilwell Varco, Inc.	21,700	1,111,474

Schlumberger, Ltd.	26,884	1,605,781

Transocean, Ltd. (Switzerland)(S)	5,084	242,710

		3,430,797
Food and staples retail (2.3%)

Chefs' Warehouse Holdings, Inc.(NON)(S)	29,205	343,451

CVS Caremark Corp.	24,780	832,112

Safeway, Inc.	39,000	648,570

Walgreen Co.(S)	40,800	1,341,912

Wal-Mart Stores, Inc.(S)	35,100	1,821,690

		4,987,735
Food products (0.2%)

H.J. Heinz Co.(S)	9,300	469,464

		469,464
Health-care equipment and supplies (2.1%)

Baxter International, Inc.	25,700	1,442,798

Becton, Dickinson and Co.(S)	6,000	439,920

Covidien PLC (Ireland)	23,100	1,018,710

Medtronic, Inc.	23,290	774,160

St. Jude Medical, Inc.	12,100	437,899

Zimmer Holdings, Inc.(NON)	8,300	444,050

		4,557,537
Health-care providers and services (3.1%)

Aetna, Inc.	45,200	1,643,020

AmerisourceBergen Corp.(S)	17,300	644,771

CIGNA Corp.	10,400	436,176

Lincare Holdings, Inc.(S)	24,800	558,000

McKesson Corp.	21,580	1,568,866

UnitedHealth Group, Inc.	15,700	724,084

WellPoint, Inc.(S)	17,100	1,116,288

		6,691,205
Hotels, restaurants, and leisure (1.6%)

Carnival Corp.(S)	16,000	484,800

McDonald's Corp.	23,130	2,031,277

Wyndham Worldwide Corp.	27,200	775,472

		3,291,549
Household durables (0.2%)

Beam, Inc.(WIS)	4,800	259,584

Fortune Brands Home & Security, Inc.(NON)(FWC)	19,893	246,673

		506,257
Household products (2.4%)

Colgate-Palmolive Co.	16,500	1,463,220

Procter & Gamble Co. (The)(S)	57,050	3,604,419

		5,067,639
Independent power producers and energy traders (0.8%)

AES Corp. (The)(NON)	94,400	921,344

Constellation Energy Group, Inc.	20,900	795,454

		1,716,798
Industrial conglomerates (2.8%)

General Electric Co.	226,120	3,446,069

Tyco International, Ltd.	61,100	2,489,825

		5,935,894
Insurance (3.4%)

ACE, Ltd.(S)	24,420	1,479,852

Assurant, Inc.	13,500	483,300

Berkshire Hathaway, Inc. Class B(NON)	12,730	904,339

Hartford Financial Services Group, Inc. (The)(S)	37,913	611,916

MetLife, Inc.(S)	23,248	651,176

Prudential Financial, Inc.(S)	26,000	1,218,360

RenaissanceRe Holdings, Ltd.	6,300	401,940

Transatlantic Holdings, Inc.	11,400	553,128

Travelers Cos., Inc. (The)	21,290	1,037,462

		7,341,473
Internet and catalog retail (0.6%)

Amazon.com, Inc.(NON)(S)	2,800	605,444

Priceline.com, Inc.(NON)	1,500	674,190

		1,279,634
Internet software and services (0.7%)

Google, Inc. Class A(NON)	2,747	1,413,002

		1,413,002
IT Services (4.6%)

Accenture PLC Class A(S)	26,676	1,405,292

Alliance Data Systems Corp.(NON)(S)	4,900	454,230

Camelot Information Systems, Inc. ADS (China)(NON)(S)	39,900	106,932

IBM Corp.	37,720	6,602,132

Mastercard, Inc. Class A	2,100	666,036

Unisys Corp.(NON)(S)	15,980	250,726

Western Union Co. (The)	26,500	405,185

		9,890,533
Leisure equipment and products (0.4%)

Hasbro, Inc.(S)	24,800	808,728

		808,728
Life sciences tools and services (0.4%)

Agilent Technologies, Inc.(NON)	29,800	931,250

		931,250
Machinery (1.7%)

AGCO Corp.(NON)	10,000	345,700

Caterpillar, Inc.(S)	13,500	996,840

CNH Global NV (Netherlands)(NON)	16,975	445,424

Ingersoll-Rand PLC(S)	18,600	522,474

Parker Hannifin Corp.	15,200	959,576

Stanley Black & Decker, Inc.	7,447	365,648

		3,635,662
Media (4.1%)

CBS Corp. Class B	47,400	966,012

Comcast Corp. Class A	76,170	1,591,953

DIRECTV Class A(NON)(S)	25,186	1,064,109

Interpublic Group of Companies, Inc. (The)(S)	102,800	740,160

McGraw-Hill Cos., Inc. (The)	17,700	725,700

News Corp. Class A	75,800	1,172,626

Omnicom Group, Inc.	11,400	419,976

Time Warner Cable, Inc.	18,400	1,153,128

Walt Disney Co. (The)	27,400	826,384

		8,660,048
Metals and mining (0.8%)

Cliffs Natural Resources, Inc.(S)	6,100	312,137

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	35,700	1,087,065

Nucor Corp.	6,600	208,824

Teck Resources Limited Class B (Canada)	6,000	175,140

		1,783,166
Multiline retail (0.6%)

Target Corp.	24,900	1,221,096

		1,221,096
Multi-utilities (0.6%)

Ameren Corp.	40,372	1,201,874

		1,201,874
Oil, gas, and consumable fuels (9.9%)

Apache Corp.(S)	9,700	778,328

Chevron Corp.(S)	70,540	6,526,361

ConocoPhillips(S)	25,800	1,633,656

EXCO Resources, Inc.(S)	24,500	262,640

Exxon Mobil Corp.	83,193	6,042,308

Hess Corp.	8,300	435,418

Linn Energy, LLC (Units)	13,254	472,638

Marathon Oil Corp.	36,700	791,986

Noble Energy, Inc.	8,300	587,640

Occidental Petroleum Corp.	34,172	2,443,298

Oiltanking Partners LP (Unit)(NON)	42,168	1,007,394

Scorpio Tankers, Inc. (Monaco)(NON)	35,445	187,150

		21,168,817
Paper and forest products (0.2%)

International Paper Co.(S)	16,900	392,925

		392,925
Personal products (0.4%)

Estee Lauder Cos., Inc. (The) Class A	8,800	772,992

		772,992
Pharmaceuticals (6.8%)

Abbott Laboratories	30,510	1,560,281

Jazz Pharmaceuticals, Inc.(NON)	4,765	197,843

Johnson & Johnson(S)	84,660	5,393,689

Merck & Co., Inc.	65,600	2,145,776

Pfizer, Inc.	297,601	5,261,586

		14,559,175
Professional services (0.2%)

Equifax, Inc.(S)	15,100	464,174

		464,174
Real estate investment trusts (REITs) (0.3%)

Terreno Realty Corp.	13,126	168,407

Weyerhaeuser Co.	30,400	472,720

		641,127
Road and rail (1.1%)

Avis Budget Group, Inc.(NON)(S)	30,800	297,836

CSX Corp.	27,600	515,292

Hertz Global Holdings, Inc.(NON)(S)	64,109	570,570

Kansas City Southern(NON)(S)	5,400	269,784

Union Pacific Corp.	9,000	735,030

		2,388,512
Semiconductors and semiconductor equipment (2.4%)

Advanced Micro Devices, Inc.(NON)	31,300	159,004

First Solar, Inc.(NON)(S)	4,000	252,840

Intel Corp.(S)	87,520	1,866,802

Lam Research Corp.(NON)	15,700	596,286

Novellus Systems, Inc.(NON)(S)	26,600	725,116

Texas Instruments, Inc.	55,500	1,479,075

		5,079,123
Software (4.6%)

Adobe Systems, Inc.(NON)(S)	33,400	807,278

BMC Software, Inc.(NON)	15,500	597,680

CA, Inc.	26,100	506,601

Microsoft Corp.	158,950	3,956,266

Oracle Corp.	138,030	3,966,982

		9,834,807
Specialty retail (1.8%)

ANN, Inc.(NON)	29,100	664,644

Bed Bath & Beyond, Inc.(NON)(S)	7,900	452,749

Best Buy Co., Inc.(S)	23,000	535,900

GNC Holdings, Inc. Class A(NON)	26,960	542,435

Limited Brands, Inc.	24,200	931,942

Williams-Sonoma, Inc.(S)	21,100	649,669

		3,777,339
Textiles, apparel, and luxury goods (0.6%)

Coach, Inc.	14,700	761,901

VF Corp.(S)	4,800	583,296

		1,345,197
Tobacco (2.4%)

Lorillard, Inc.	5,400	597,780

Philip Morris International, Inc.	70,780	4,415,250

		5,013,030

Total common stocks (cost $197,845,408)		$210,321,616

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value

Unisys Corp. Ser. A, 6.25% cv. pfd.	2,904	$165,528

Total convertible preferred stocks (cost $290,400)		$165,528

PREFERRED STOCKS (—%)(a)
	Shares	Value

First Southern Bancorp 5.00% cum. pfd. (acquired 12/17/09, cost $34,000)(F)(RES)(NON)	34	$34,000

Total preferred stocks (cost $34,000)		$34,000

SHORT-TERM INVESTMENTS (18.4%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	36,302,343	$36,302,343

Putnam Money Market Liquidity Fund 0.10%(e)	2,952,767	2,952,767

Total short-term investments (cost $39,255,110)		$39,255,110

TOTAL INVESTMENTS

Total investments (cost $237,424,918)(b)		$249,776,254

Key to holding's abbreviations
ADR	American Depository Receipts
ADS	American Depository Shares

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through September 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $213,065,473.
(b)	The aggregate identified cost on a tax basis is $241,937,315, resulting in gross unrealized appreciation and depreciation of $25,928,477 and $18,089,538, respectively, or net unrealized appreciation of $7,838,939.
(NON)	Non-income-producing security.
(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $34,000, or less than 0.1% of net assets.
(FWC)	Forward commitment, in part or in entirety.
(WIS)	When-issued security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $34,544,868. The fund received cash collateral of $36,302,343 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $440 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $18,559,002 and $16,488,519, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At the close of the reporting period, the fund maintained liquid assets totaling $236,817 to cover certain derivatives contracts.
ADR or ADS after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$22,984,463	$—	$—
Consumer staples	22,166,780	—	—
Energy	24,599,614	—	—
Financials	26,723,925	451,815	205,862
Health care	29,893,695	—	—
Industrials	21,372,731	—	—
Information technology	43,407,590	—	—
Materials	7,247,395	—	—
Telecommunication services	5,810,908	—	—
Utilities	5,456,838	—	—
Total common stocks	209,663,939	451,815	205,862
Convertible preferred stocks	—	165,528	—
Preferred stocks	—	—	34,000
Short-term investments	2,952,767	36,302,343	—

Totals by level	$212,616,706	$36,919,686	$239,862

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Multi-Cap Growth Fund

The fund's portfolio
9/30/11 (Unaudited)

COMMON STOCKS (99.4%)(a)
			Shares	Value

Aerospace and defense (5.4%)

Embraer SA ADR (Brazil)			131,600	$3,338,692

Goodrich Corp.			43,500	5,249,580

Honeywell International, Inc.			94,800	4,162,668

Northrop Grumman Corp.(S)			35,200	1,836,032

Precision Castparts Corp.(S)			61,412	9,547,110

Safran SA (France)			90,510	2,785,100

TransDigm Group, Inc.(NON)			37,100	3,029,957

United Technologies Corp.(S)			32,600	2,293,736

				32,242,875
Air freight and logistics (0.7%)

United Parcel Service, Inc. Class B			65,700	4,148,955

				4,148,955
Airlines (0.4%)

Delta Air Lines, Inc.(NON)			337,300	2,529,750

				2,529,750
Auto components (1.1%)

Autoliv, Inc. (Sweden)(S)			44,000	2,134,000

Lear Corp.			101,400	4,350,060

				6,484,060
Automobiles (0.5%)

Ford Motor Co.(NON)			297,000	2,871,990

				2,871,990
Beverages (1.9%)

Coca-Cola Co. (The)			38,900	2,628,084

Coca-Cola Enterprises, Inc.			256,300	6,376,744

PepsiCo, Inc.			36,700	2,271,730

				11,276,558
Biotechnology (2.5%)

Alexion Pharmaceuticals, Inc.(NON)			36,100	2,312,566

Amarin Corp. PLC ADR (Ireland)(NON)			63,300	582,360

Amylin Pharmaceuticals, Inc.(NON)(S)			70,600	651,638

BioMarin Pharmaceuticals, Inc.(NON)(S)			88,600	2,823,682

Celgene Corp.(NON)(S)			61,400	3,801,888

Cubist Pharmaceuticals, Inc.(NON)(S)			70,504	2,490,201

Dendreon Corp.(NON)(S)			90,436	813,924

Human Genome Sciences, Inc.(NON)(S)			100,404	1,274,127

				14,750,386
Building products (0.1%)

Owens Corning, Inc.(NON)			28,300	613,544

				613,544
Capital markets (1.1%)

Apollo Global Management, LLC. Class A			72,427	741,652

Invesco, Ltd.			128,300	1,989,933

Morgan Stanley			76,400	1,031,400

State Street Corp.			93,400	3,003,744

				6,766,729
Chemicals (3.6%)

Agrium, Inc. (Canada)			38,569	2,571,010

Albemarle Corp.			64,700	2,613,880

Celanese Corp. Ser. A			180,367	5,867,339

CF Industries Holdings, Inc.			6,400	789,696

Huntsman Corp.			253,100	2,447,477

LyondellBasell Industries NV Class A (Netherlands)			152,241	3,719,248

Monsanto Co.			59,100	3,548,364

				21,557,014
Commercial banks (0.1%)

SVB Financial Group(NON)(S)			20,900	773,300

				773,300
Communications equipment (5.0%)

ADTRAN, Inc.			147,500	3,902,850

Aruba Networks, Inc.(NON)(S)			112,790	2,358,439

Cisco Systems, Inc.			236,619	3,665,228

F5 Networks, Inc.(NON)(S)			17,100	1,214,955

Juniper Networks, Inc.(NON)(S)			115,642	1,995,981

Polycom, Inc.(NON)			284,118	5,219,248

Qualcomm, Inc.			226,417	11,010,659

RADWARE, Ltd. (Israel)(NON)(S)			25,611	552,941

				29,920,301
Computers and peripherals (8.7%)

Apple, Inc.(NON)			97,177	37,041,929

EMC Corp.(NON)(S)			224,800	4,718,552

Hewlett-Packard Co.(S)			105,367	2,365,489

SanDisk Corp.(NON)(S)			200,111	8,074,479

				52,200,449
Consumer finance (0.2%)

Green Dot Corp. Class A(NON)(S)			37,889	1,186,683

				1,186,683
Diversified financial services (1.5%)

CME Group, Inc.			17,900	4,410,560

IntercontinentalExchange, Inc.(NON)(S)			23,200	2,743,632

JPMorgan Chase & Co.			61,600	1,855,392

				9,009,584
Diversified telecommunication services (0.2%)

Iridium Communications, Inc.(NON)(S)			217,572	1,348,946

				1,348,946
Electrical equipment (0.9%)

Cooper Industries PLC			62,500	2,882,500

GrafTech International, Ltd.(NON)(S)			204,900	2,602,230

				5,484,730
Electronic equipment, instruments, and components (0.8%)

Jabil Circuit, Inc.			47,700	848,583

TE Connectivity, Ltd. (Switzerland)			95,800	2,695,812

Trimble Navigation, Ltd.(NON)			45,300	1,519,815

				5,064,210
Energy equipment and services (3.0%)

Key Energy Services, Inc.(NON)			145,300	1,378,897

National Oilwell Varco, Inc.			108,500	5,557,370

Oil States International, Inc.(NON)(S)			64,219	3,270,031

Schlumberger, Ltd.			90,100	5,381,673

Technip SA (France)			25,909	2,076,927

				17,664,898
Food and staples retail (0.5%)

Costco Wholesale Corp.			39,100	3,210,892

				3,210,892
Food products (0.8%)

Corn Products International, Inc.			19,400	761,256

Mead Johnson Nutrition Co. Class A			55,400	3,813,182

				4,574,438
Health-care equipment and supplies (3.7%)

Baxter International, Inc.			165,676	9,301,051

Covidien PLC (Ireland)			157,100	6,928,110

OraSure Technologies, Inc.(NON)			148,100	1,178,876

St. Jude Medical, Inc.			75,950	2,748,631

Stryker Corp.			35,900	1,691,967

				21,848,635
Health-care providers and services (3.5%)

Aetna, Inc.			214,600	7,800,710

CIGNA Corp.			60,600	2,541,564

Express Scripts, Inc.(NON)(S)			107,400	3,981,318

Lincare Holdings, Inc.(S)			117,050	2,633,625

Quest Diagnostics, Inc.(S)			85,927	4,241,357

				21,198,574
Health-care technology (0.8%)

Cerner Corp.(NON)(S)			25,200	1,726,704

SXC Health Solutions Corp. (Canada)(NON)			57,100	3,180,470

				4,907,174
Hotels, restaurants, and leisure (2.2%)

Carnival Corp.(S)			103,000	3,120,900

Las Vegas Sands Corp.(NON)			103,992	3,987,053

Starbucks Corp.(S)			111,800	4,169,022

Wyndham Worldwide Corp.			66,233	1,888,303

				13,165,278
Household durables (0.6%)

Beam, Inc.(WIS)			43,914	2,374,869

Newell Rubbermaid, Inc.			105,400	1,251,098

				3,625,967
Household products (1.8%)

Colgate-Palmolive Co.			49,600	4,398,528

Procter & Gamble Co. (The)(S)			98,300	6,210,594

				10,609,122
Independent power producers and energy traders (0.7%)

AES Corp. (The)(NON)			448,400	4,376,384

				4,376,384
Industrial conglomerates (0.8%)

General Electric Co.			140,100	2,135,124

Tyco International, Ltd.			72,200	2,942,150

				5,077,274
Insurance (1.7%)

Aflac, Inc.			82,500	2,883,375

AON Corp.			83,500	3,505,330

Assured Guaranty, Ltd. (Bermuda)			52,800	580,272

Hartford Financial Services Group, Inc. (The)(S)			186,800	3,014,952

				9,983,929
Internet and catalog retail (2.9%)

Amazon.com, Inc.(NON)(S)			49,200	10,638,516

Priceline.com, Inc.(NON)			14,485	6,510,428

				17,148,944
Internet software and services (1.8%)

Baidu, Inc. ADR (China)(NON)			33,257	3,555,506

Google, Inc. Class A(NON)			13,827	7,112,332

				10,667,838
IT Services (2.4%)

Accenture PLC Class A			53,100	2,797,308

Cognizant Technology Solutions Corp.(NON)(S)			56,300	3,530,010

Mastercard, Inc. Class A			16,300	5,169,708

Western Union Co. (The)			187,100	2,860,759

				14,357,785
Leisure equipment and products (0.6%)

Hasbro, Inc.(S)			107,900	3,518,619

				3,518,619
Life sciences tools and services (2.7%)

Agilent Technologies, Inc.(NON)			95,200	2,975,000

Bruker Corp.(NON)(S)			276,790	3,744,969

Thermo Fisher Scientific, Inc.(NON)			180,300	9,130,392

				15,850,361
Machinery (3.9%)

AGCO Corp.(NON)			75,400	2,606,578

Cummins, Inc.			50,300	4,107,498

Eaton Corp.			124,366	4,414,993

Lincoln Electric Holdings, Inc.(S)			69,472	2,015,383

Parker Hannifin Corp.			107,434	6,782,308

Timken Co.			104,497	3,429,592

				23,356,352
Media (2.0%)

Interpublic Group of Companies, Inc. (The)			595,400	4,286,880

Time Warner, Inc.			147,900	4,432,563

Walt Disney Co. (The)(S)			112,600	3,396,016

				12,115,459
Metals and mining (1.6%)

Carpenter Technology Corp.			45,400	2,038,006

Cliffs Natural Resources, Inc.			43,387	2,220,113

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			87,300	2,658,285

Teck Resources Limited Class B (Canada)			60,000	1,751,400

Walter Energy, Inc.			13,575	814,636

				9,482,440
Multiline retail (1.6%)

Kohl's Corp.			103,100	5,062,210

Nordstrom, Inc.			103,552	4,730,255

				9,792,465
Office electronics (0.3%)

Xerox Corp.			224,282	1,563,246

				1,563,246
Oil, gas, and consumable fuels (4.5%)

Alpha Natural Resources, Inc.(NON)			131,000	2,317,390

Anadarko Petroleum Corp.(S)			38,900	2,452,645

Brigham Exploration Co.(NON)(S)			113,783	2,874,159

CONSOL Energy, Inc.			39,600	1,343,628

Kosmos Energy, Ltd.(NON)			139,000	1,627,690

Linn Energy, LLC (Units)			124,483	4,439,064

Noble Energy, Inc.			68,700	4,863,960

Occidental Petroleum Corp.			76,300	5,455,450

QEP Resources, Inc.			49,300	1,334,551

				26,708,537
Personal products (0.6%)

Estee Lauder Cos., Inc. (The) Class A			39,400	3,460,896

				3,460,896
Pharmaceuticals (1.5%)

Elan Corp. PLC ADR (Ireland)(NON)(S)			285,686	3,008,274

Merck & Co., Inc.			87,400	2,858,854

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			44,100	1,641,402

Viropharma, Inc.(NON)(S)			64,400	1,163,708

				8,672,238
Real estate management and development (0.9%)

BR Malls Participacoes SA (Brazil)			151,327	1,543,112

CB Richard Ellis Group, Inc. Class A(NON)(S)			272,400	3,666,504

				5,209,616
Road and rail (1.2%)

Hertz Global Holdings, Inc.(NON)(S)			180,400	1,605,560

Kansas City Southern(NON)(S)			78,741	3,933,900

Swift Transportation Co.(NON)			280,347	1,805,435

				7,344,895
Semiconductors and semiconductor equipment (3.9%)

Advanced Micro Devices, Inc.(NON)(S)			546,558	2,776,515

Cymer, Inc.(NON)(S)			40,600	1,509,508

First Solar, Inc.(NON)(S)			32,076	2,027,524

Intel Corp.(S)			100,707	2,148,080

KLA-Tencor Corp.(S)			64,000	2,449,920

Lam Research Corp.(NON)			38,500	1,462,230

Marvell Technology Group, Ltd.(NON)			269,800	3,920,194

Novellus Systems, Inc.(NON)(S)			95,900	2,614,234

Texas Instruments, Inc.			156,100	4,160,065

				23,068,270
Software (6.4%)

Adobe Systems, Inc.(NON)(S)			97,300	2,351,741

BMC Software, Inc.(NON)			123,800	4,773,728

Check Point Software Technologies, Ltd. (Israel)(NON)(S)			60,100	3,170,876

Informatica Corp.(NON)			29,600	1,212,120

Microsoft Corp.			113,167	2,816,727

Oracle Corp.			359,850	10,342,089

Red Hat, Inc.(NON)			63,251	2,672,987

Salesforce.com, Inc.(NON)(S)			51,004	5,828,737

Synchronoss Technologies, Inc.(NON)(S)			47,900	1,193,189

Synopsys, Inc.(NON)			71,600	1,744,176

VMware, Inc. Class A(NON)(S)			29,550	2,375,229

				38,481,599
Specialty retail (2.1%)

Bed Bath & Beyond, Inc.(NON)			60,298	3,455,678

Dick's Sporting Goods, Inc.(NON)(S)			53,000	1,773,380

Office Depot, Inc.(NON)			136,100	280,366

Signet Jewelers, Ltd. (Bermuda)(NON)			26,000	878,800

TJX Cos., Inc. (The)			48,902	2,712,594

Williams-Sonoma, Inc.			110,500	3,402,295

				12,503,113
Textiles, apparel, and luxury goods (1.2%)

Coach, Inc.			42,300	2,192,409

Iconix Brand Group, Inc.(NON)(S)			174,025	2,749,595

Steven Madden, Ltd.(NON)			74,786	2,251,059

				7,193,063
Tobacco (1.4%)

Philip Morris International, Inc.			132,940	8,292,797

				8,292,797
Trading companies and distributors (0.3%)

United Rentals, Inc.(NON)(S)			74,100	1,247,844

WESCO International, Inc.(NON)(S)			16,302	546,932

				1,794,776
Wireless telecommunication services (0.9%)

American Tower Corp. Class A(NON)			34,523	1,857,337

NII Holdings, Inc.(NON)			130,200	3,508,887

				5,366,224

Total common stocks (cost $589,457,596)				$594,422,162

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

Novellus Systems, Inc. 144A cv. sr. notes 2 5/8s, 2041			$553,000	$475,525

Total convertible bonds and notes (cost $553,000)				$475,525

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$ 106.10	359,195	$158,046

Total warrants (cost $362,787)				$158,046

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Best Buy Co., Inc. (Call)	Jan-12/$35.00		$193,972	$24,716

JPMorgan Chase & Co. (Call)	Jan-12/45.00		57,141	3,307

JPMorgan Chase & Co. (Call)	Jan-12/50.00		82,950	1,143

Total purchased options outstanding (cost $615,525)				$29,166

SHORT-TERM INVESTMENTS (18.9%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills with effective yields ranging from 0.104% to 0.111%, July 26, 2012(SEGSF)			$236,000	$235,781

U.S. Treasury Bills with effective yields ranging from 0.066% to 0.080%, June 28, 2012			500,000	499,724

U.S. Treasury Bills with an effective yield of 0.070%, February 9, 2012			65,000	64,983

U.S. Treasury Bills with effective yields ranging from 0.084% to 0.085%, October 20, 2011			110,000	109,987

Putnam Cash Collateral Pool, LLC 0.16%(d)			109,621,449	109,621,449

Putnam Money Market Liquidity Fund 0.10%(e)			2,468,814	2,468,814

Total short-term investments (cost $113,000,738)				$113,000,738

TOTAL INVESTMENTS

Total investments (cost $703,989,646)(b)				$708,085,637

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $7,615,427) (Unaudited)

		Contract	Delivery		Aggregate	Unrealized
Counterparty	Currency	type	date	Value	face value	appreciation

UBS AG
	Euro	Sell	10/19/11	$7,309,196	$7,615,427	$306,231

Total						$306,231

WRITTEN OPTIONS OUTSTANDING at 9/30/11 (premiums received $91,167) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Best Buy Co., Inc. (Call)	193,972	Jan-12/$40.00	$9,935

Total			$9,935

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/11 (Unaudited)

		Upfront		Fixed payments	Total return
Swap counterparty /		premium	Termination	received (paid) by	received by	Unrealized
Notional amount		received (paid)	date	fund per annum	or paid by fund	depreciation

Goldman Sachs International
Baskets	17,916	$—	9/26/12	(1 month USD-LIBOR-BBA plus 35 bp)	A basket (GSCBPBNK) of common stocks	$(7,516)

Total						$(7,516)

Key to holding's abbreviations
ADR	American Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through September 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $597,990,375.
(b)	The aggregate identified cost on a tax basis is $706,098,925, resulting in gross unrealized appreciation and depreciation of $84,584,058 and $82,597,346, respectively, or net unrealized appreciation of $1,986,712.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(WIS)	When-issued security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $103,733,087. The fund received cash collateral of $109,621,449 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $5,852 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $101,970,518 and $113,409,493, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $7,470 to cover certain derivatives contracts.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund uses options contracts to enhance the return on a security owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 500,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately 300,000 on written options contracts for the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $2,900,000 on total return swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $337,005 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $119,916.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$88,418,958	$—	$—
Consumer staples	41,424,703	—	—
Energy	42,296,508	2,076,927	—
Financials	32,929,841	—	—
Health care	87,227,368	—	—
Industrials	79,808,051	2,785,100	—
Information technology	175,323,698	—	—
Materials	31,039,454	—	—
Telecommunication services	6,715,170	—	—
Utilities	4,376,384	—	—
Total common stocks	589,560,135	4,862,027	—
Convertible bonds and notes	—	475,525	—
Purchased options outstanding	—	29,166	—
Warrants	158,046	—	—
Short-term investments	2,468,814	110,531,924	—

Totals by level	$592,186,995	$115,898,642	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$306,231	$—
Written options	—	(9,935)	—
Total return swap contracts	—	(7,516)	—

Totals by level	$—	$288,780	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$306,231	$—
Equity contracts	187,212	17,451

Total	$493,443	$17,451

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Multi Cap Value Fund

The fund's portfolio
9/30/11 (Unaudited)

COMMON STOCKS (98.5%)(a)
			Shares	Value

Beverages (2.0%)

Coca-Cola Enterprises, Inc.			25,520	$634,938

				634,938
Biotechnology (0.6%)

Amarin Corp. PLC ADR (Ireland)(NON)(S)			20,606	189,575

				189,575
Building products (0.3%)

USG Corp.(NON)(S)			11,590	78,001

				78,001
Capital markets (2.6%)

Ameriprise Financial, Inc.			8,018	315,588

E*Trade Financial Corp.(NON)			20,672	188,322

Fortress Investment Group LLC Class A(NON)			51,250	154,263

Legg Mason, Inc.(S)			7,060	181,513

				839,686
Chemicals (2.1%)

Huntsman Corp.			30,550	295,419

LyondellBasell Industries NV Class A (Netherlands)			14,780	361,075

				656,494
Commercial banks (6.7%)

Bancorp, Inc.(NON)			45,640	326,782

Comerica, Inc.			7,850	180,315

Cullen/Frost Bankers, Inc.(S)			2,280	104,561

First Horizon National Corp.			24,410	145,484

Huntington Bancshares, Inc.			34,310	164,688

Popular, Inc. (Puerto Rico)(NON)			83,270	124,905

SunTrust Banks, Inc.			4,390	78,801

SVB Financial Group(NON)(S)			3,540	130,980

Webster Financial Corp.(S)			10,260	156,978

Wells Fargo & Co.			29,400	709,128

				2,122,622
Commercial services and supplies (1.4%)

Healthcare Services Group, Inc.(S)			27,037	436,377

				436,377
Communications equipment (3.2%)

Cisco Systems, Inc.			20,750	321,418

Qualcomm, Inc.			6,660	323,876

Sycamore Networks, Inc.			9,940	179,417

Tellabs, Inc.(S)			46,810	200,815

				1,025,526
Computers and peripherals (4.8%)

Apple, Inc.(NON)			2,940	1,120,669

SanDisk Corp.(NON)(S)			9,620	388,167

				1,508,836
Consumer finance (0.4%)

Discover Financial Services(S)			5,300	121,582

				121,582
Containers and packaging (3.4%)

Silgan Holdings, Inc.			29,650	1,089,341

				1,089,341
Diversified consumer services (0.5%)

Apollo Group, Inc. Class A(NON)			4,270	169,135

				169,135
Diversified financial services (1.4%)

JPMorgan Chase & Co.			14,790	445,475

				445,475
Electric utilities (1.1%)

Great Plains Energy, Inc.(S)			18,250	352,225

				352,225
Electrical equipment (1.0%)

AMETEK, Inc.			9,845	324,590

				324,590
Energy equipment and services (3.4%)

Ensco International PLC ADR (United Kingdom)			4,300	173,849

Hornbeck Offshore Services, Inc.(NON)			3,600	89,676

Key Energy Services, Inc.(NON)			24,970	236,965

National Oilwell Varco, Inc.			10,960	561,371

				1,061,861
Food products (2.1%)

Mead Johnson Nutrition Co. Class A			9,570	658,703

				658,703
Health-care equipment and supplies (4.1%)

Cooper Companies, Inc. (The)			2,180	172,547

Covidien PLC (Ireland)			12,056	531,670

Merit Medical Systems, Inc.(NON)(S)			22,482	295,413

St. Jude Medical, Inc.			7,860	284,453

				1,284,083
Health-care providers and services (9.1%)

Aetna, Inc.			14,240	517,624

AmerisourceBergen Corp.(S)			10,850	404,380

Coventry Health Care, Inc.(NON)			16,040	462,112

Humana, Inc.			2,787	202,699

Lincare Holdings, Inc.(S)			21,665	487,463

Mednax, Inc.(NON)			8,300	519,912

PSS World Medical, Inc.(NON)(S)			13,990	275,463

				2,869,653
Hotels, restaurants, and leisure (0.8%)

Domino's Pizza, Inc.(NON)(S)			9,620	262,145

				262,145
Household durables (1.5%)

Newell Rubbermaid, Inc.			17,396	206,491

NVR, Inc.(NON)			440	265,751

				472,242
Household products (3.6%)

Church & Dwight Co., Inc.(S)			18,030	796,926

Energizer Holdings, Inc.(NON)(S)			2,350	156,134

Spectrum Brands Holdings, Inc.(NON)			8,110	191,558

				1,144,618
Industrial conglomerates (2.6%)

Tyco International, Ltd.			20,280	826,410

				826,410
Insurance (6.3%)

Assured Guaranty, Ltd. (Bermuda)(S)			15,250	167,598

Employers Holdings, Inc.			17,720	226,107

Hanover Insurance Group, Inc. (The)			10,520	373,460

Hartford Financial Services Group, Inc. (The)(S)			13,496	217,825

HCC Insurance Holdings, Inc.			8,630	233,442

Marsh & McLennan Cos., Inc.			11,240	298,310

XL Group PLC			25,190	473,572

				1,990,314
IT Services (0.8%)

Unisys Corp.(NON)(S)			16,060	251,981

				251,981
Leisure equipment and products (2.3%)

Leapfrog Enterprises, Inc.(NON)			54,500	183,665

Mattel, Inc.			21,270	550,680

				734,345
Machinery (3.9%)

Gardner Denver, Inc.(S)			8,630	548,437

Snap-On, Inc.(S)			11,460	508,824

Stanley Black & Decker, Inc.			3,340	163,994

				1,221,255
Media (0.4%)

Interpublic Group of Companies, Inc. (The)			17,500	126,000

				126,000
Metals and mining (0.5%)

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			5,510	167,780

				167,780
Multiline retail (1.2%)

Dollar General Corp.(NON)			10,340	390,438

				390,438
Multi-utilities (0.7%)

DTE Energy Co.			4,390	215,198

				215,198
Office electronics (1.2%)

Xerox Corp.			53,410	372,268

				372,268
Oil, gas, and consumable fuels (5.1%)

Alpha Natural Resources, Inc.(NON)			7,000	123,830

Apache Corp.(S)			2,745	220,259

Brigham Exploration Co.(NON)			8,850	223,551

James River Coal Co.(NON)(S)			13,990	89,116

Newfield Exploration Co.(NON)			6,270	248,856

Occidental Petroleum Corp.			3,080	220,220

Pioneer Natural Resources Co.			3,629	238,679

Southwestern Energy Co.(NON)			3,300	109,989

Swift Energy Co.(NON)(S)			5,430	132,166

				1,606,666
Paper and forest products (0.2%)

Louisiana-Pacific Corp.(NON)(S)			14,070	71,757

				71,757
Pharmaceuticals (5.0%)

Elan Corp. PLC ADR (Ireland)(NON)(S)			53,630	564,724

ISTA Pharmaceuticals, Inc.(NON)			46,200	159,390

Jazz Pharmaceuticals, Inc.(NON)(S)			8,316	345,280

Pfizer, Inc.			20,040	354,307

ViroPharma, Inc.(NON)(S)			8,968	162,052

				1,585,753
Real estate management and development (0.5%)

CB Richard Ellis Group, Inc. Class A(NON)(S)			11,340	152,636

				152,636
Road and rail (0.3%)

Hertz Global Holdings, Inc.(NON)			10,540	93,806

				93,806
Semiconductors and semiconductor equipment (1.2%)

Cymer, Inc.(NON)			4,898	182,108

Marvell Technology Group, Ltd.(NON)			14,510	210,830

				392,938
Software (1.7%)

CA, Inc.			15,650	303,767

Synopsys, Inc.(NON)			10,230	249,203

				552,970
Specialty retail (8.0%)

Bed Bath & Beyond, Inc.(NON)			12,250	702,048

Monro Muffler Brake, Inc.(S)			5,910	194,853

Signet Jewelers, Ltd. (Bermuda)(NON)			9,230	311,974

Staples, Inc.			17,730	235,809

Talbots, Inc. (The)(NON)(S)			29,090	78,543

TJX Cos., Inc. (The)			11,300	626,811

Urban Outfitters, Inc.(NON)(S)			17,320	386,582

				2,536,620
Textiles, apparel, and luxury goods (0.5%)

Hanesbrands, Inc.(NON)			6,960	174,066

				174,066

Total common stocks (cost $32,044,389)				$31,210,909

WARRANTS (0.2%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bank of America Corp.(W)	10/28/18	$30.79	80,780	$67,290

Total warrants (cost $214,067)				$67,290

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Hewlett-Packard Co. (Call)	Oct-11/$50.00		63,264	$139

Talbots, Inc. (The) (Call)	Jan-12/$5.00		112,947	10,618

U.S. Airways Group, Inc. (Call)	Jan-12/$10.50		125,784	14,050

U.S. Airways Group, Inc. (Call)	Jan-12/$10.00		37,192	4,463

Total purchased options outstanding (cost $301,936)				$29,270

SHORT-TERM INVESTMENTS (21.3%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)			6,252,749	$6,252,749

Putnam Money Market Liquidity Fund 0.10%(e)			452,978	452,978

SSgA Prime Money Market Fund 0.02% (i,P)			30,000	30,000

Total short-term investments (cost $6,735,727)				$6,735,727

TOTAL INVESTMENTS

Total investments (cost $39,296,119)(b)				$38,043,196

WRITTEN OPTIONS OUTSTANDING at 9/30/11 (premiums received $132,458) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

U.S. Airways Group, Inc. (Call)	125,784	Jan-12/$11.50	$10,325
U.S. Airways Group, Inc. (Call)	37,192	Jan-12/$12.50	2,329

Total			$12,654

Key to holding's abbreviations
ADR	American Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through September 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $31,687,708.
(b)	The aggregate identified cost on a tax basis is $39,978,681, resulting in gross unrealized appreciation and depreciation of $2,992,525 and $4,928,010, respectively, or net unrealized depreciation of $1,935,485.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $5,945,759. The fund received cash collateral of $6,252,749 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $327 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $13,774,309 and $14,736,993, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.
(P)	The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(W)	Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).
ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund uses options contracts to hedge against changes in values of securities it owns, owned or expects to own, to enhance the return on a security owned and to enhance the return on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 300,000 on purchased options contracts for the reporting period. Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on derivative contracts subject to the Master Agreements.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$4,864,991	$—	$—
Consumer staples	2,438,259	—	—
Energy	2,668,527	—	—
Financials	5,672,315	—	—
Health care	5,929,064	—	—
Industrials	2,980,439	—	—
Information technology	4,104,519	—	—
Materials	1,985,372	—	—
Utilities	567,423	—	—
Total common stocks	31,210,909	—	—
Purchased options outstanding	$—	$29,270	$—
Warrants	67,290	—	—
Short-term investments	482,978	6,252,749	—

Totals by level	$31,761,177	$6,282,019	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options	$—	$(12,654)	$—

Totals by level	$—	$(12,654)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$96,560	$12,654

Total	$96,560	$12,654

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Research Fund

The fund's portfolio
9/30/11 (Unaudited)

COMMON STOCKS (98.0%)(a)
	Shares	Value

Aerospace and defense (3.8%)

Embraer SA ADR (Brazil)	14,600	$370,402

Honeywell International, Inc.	13,608	597,527

L-3 Communications Holdings, Inc.	1,700	105,349

Northrop Grumman Corp.(S)	4,100	213,856

Precision Castparts Corp.	1,199	186,397

United Technologies Corp.	6,500	457,340

		1,930,871
Air freight and logistics (0.7%)

FedEx Corp.	699	47,308

United Parcel Service, Inc. Class B	4,458	281,523

		328,831
Airlines (0.1%)

United Continental Holdings, Inc.(NON)(S)	2,700	52,326

		52,326
Auto components (0.1%)

Johnson Controls, Inc.	1,536	40,504

		40,504
Automobiles (0.5%)

Ford Motor Co.(NON)	23,351	225,804

General Motors Co.(NON)	1,300	26,234

		252,038
Beverages (1.5%)

Coca-Cola Enterprises, Inc.	24,092	599,409

PepsiCo, Inc.	2,600	160,940

		760,349
Biotechnology (1.2%)

Amgen, Inc.	1,222	67,149

Celgene Corp.(NON)(S)	5,472	338,826

Dendreon Corp.(NON)(S)	4,935	44,415

Human Genome Sciences, Inc.(NON)(S)	3,300	41,877

United Therapeutics Corp.(NON)(S)	2,900	108,721

		600,988
Capital markets (1.6%)

Ameriprise Financial, Inc.	1,272	50,066

BlackRock, Inc.	490	72,525

Charles Schwab Corp. (The)	5,111	57,601

E*Trade Financial Corp.(NON)	1,200	10,932

Federated Investors, Inc. Class B	476	8,344

Franklin Resources, Inc.	722	69,052

Goldman Sachs Group, Inc. (The)	2,178	205,930

Invesco, Ltd.	2,325	36,061

Janus Capital Group, Inc.	957	5,742

Legg Mason, Inc.(S)	782	20,105

Morgan Stanley	1,800	24,300

State Street Corp.	6,100	196,176

T. Rowe Price Group, Inc.	1,331	63,582

		820,416
Chemicals (2.3%)

Celanese Corp. Ser. A	2,300	74,819

CF Industries Holdings, Inc.	787	97,108

Dow Chemical Co. (The)	6,860	154,076

E.I. du Pont de Nemours & Co.(S)	2,028	81,059

Huntsman Corp.	10,400	100,568

LyondellBasell Industries NV Class A (Netherlands)	3,900	95,277

Monsanto Co.	4,842	290,714

PPG Industries, Inc.	1,300	91,858

Praxair, Inc.	1,800	168,264

		1,153,743
Commercial banks (2.5%)

BB&T Corp.	1,922	40,996

Comerica, Inc.	1,300	29,861

Fifth Third Bancorp	9,400	94,940

First Horizon National Corp.	968	5,769

Huntington Bancshares, Inc.	4,800	23,040

KeyCorp	3,124	18,525

M&T Bank Corp.	400	27,960

PNC Financial Services Group, Inc.	2,400	115,656

Popular, Inc. (Puerto Rico)(NON)	13,884	20,826

Regions Financial Corp.	4,500	14,985

SunTrust Banks, Inc.	2,080	37,336

Wells Fargo & Co.(S)	34,259	826,327

Zions Bancorp.	1,858	26,142

		1,282,363
Communications equipment (2.5%)

Cisco Systems, Inc.	54,068	837,513

Juniper Networks, Inc.(NON)	5,700	98,382

Qualcomm, Inc.	6,056	294,503

Sycamore Networks, Inc.(NON)	2,100	37,905

		1,268,303
Computers and peripherals (6.0%)

Apple, Inc.(NON)	5,063	1,929,914

Hewlett-Packard Co.(S)	26,472	594,296

NetApp, Inc.(NON)	1,300	44,122

SanDisk Corp.(NON)(S)	11,900	480,165

		3,048,497
Construction and engineering (0.2%)

Fluor Corp.(S)	1,200	55,860

KBR, Inc.	1,700	40,171

		96,031
Consumer finance (0.8%)

American Express Co.	5,200	233,480

Capital One Financial Corp.(S)	2,200	87,186

Discover Financial Services(S)	2,800	64,232

SLM Corp.	2,700	33,615

		418,513
Diversified consumer services (0.3%)

Apollo Group, Inc. Class A(NON)	3,719	147,310

		147,310
Diversified financial services (3.3%)

Bank of America Corp.	42,327	259,041

Citigroup, Inc.	21,742	557,030

CME Group, Inc.	343	84,515

IntercontinentalExchange, Inc.(NON)(S)	350	41,391

JPMorgan Chase & Co.	20,758	625,231

Leucadia National Corp.	1,000	22,680

Moody's Corp.(S)	1,000	30,450

Nasdaq OMX Group, Inc. (The)(NON)	770	17,818

NYSE Euronext	1,300	30,212

		1,668,368
Diversified telecommunication services (3.5%)

AT&T, Inc.(S)	8,039	229,272

CenturyLink, Inc.	9,100	301,392

Verizon Communications, Inc.(S)	34,300	1,262,240

		1,792,904
Electric utilities (1.5%)

Edison International	5,985	228,926

Entergy Corp.	2,300	152,467

Great Plains Energy, Inc.(S)	9,164	176,865

PPL Corp.(S)	8,000	228,320

		786,578
Electrical equipment (0.4%)

Cooper Industries PLC	2,600	119,912

GrafTech International, Ltd.(NON)(S)	7,100	90,170

		210,082
Electronic equipment, instruments, and components (0.2%)

Corning, Inc.	2,859	35,337

TE Connectivity, Ltd. (Switzerland)	2,700	75,978

		111,315
Energy equipment and services (2.1%)

Baker Hughes, Inc.	6,700	309,272

National Oilwell Varco, Inc.	6,000	307,320

Schlumberger, Ltd.	7,927	473,480

		1,090,072
Food and staples retail (1.4%)

CVS Caremark Corp.	7,076	237,612

Walgreen Co.(S)	2,470	81,238

Wal-Mart Stores, Inc.(S)	7,748	402,121

		720,971
Food products (0.6%)

Archer Daniels-Midland Co.	2,849	70,684

Mead Johnson Nutrition Co. Class A	3,550	244,347

		315,031
Health-care equipment and supplies (1.9%)

Baxter International, Inc.	4,200	235,788

Becton, Dickinson and Co.(S)	613	44,945

Boston Scientific Corp.(NON)(S)	8,100	47,871

CareFusion Corp.(NON)	600	14,370

Covidien PLC (Ireland)	3,789	167,095

Edwards Lifesciences Corp.(NON)	300	21,384

Intuitive Surgical, Inc.(NON)	100	36,428

Medtronic, Inc.	2,464	81,903

St. Jude Medical, Inc.	4,198	151,926

Stryker Corp.	3,400	160,242

Teleflex, Inc.	200	10,754

		972,706
Health-care providers and services (2.4%)

Aetna, Inc.	8,300	301,705

AmerisourceBergen Corp.(S)	1,773	66,080

Cardinal Health, Inc.	400	16,752

CIGNA Corp.	5,800	243,252

Coventry Health Care, Inc.(NON)	1,700	48,977

Express Scripts, Inc.(NON)(S)	3,458	128,188

Fresenius Medical Care AG & Co., KGaA ADR (Germany)(S)	800	54,024

McKesson Corp.	657	47,764

Medco Health Solutions, Inc.(NON)	800	37,512

Quest Diagnostics, Inc.	1,600	78,976

WellPoint, Inc.(S)	3,100	202,368

		1,225,598
Hotels, restaurants, and leisure (1.5%)

Carnival Corp.(S)	5,600	169,680

Las Vegas Sands Corp.(NON)	1,100	42,174

McDonald's Corp.	3,721	326,778

Wyndham Worldwide Corp.	8,322	237,260

		775,892
Household durables (0.4%)

Beam, Inc.(WIS)	2,900	156,832

Fortune Brands Home & Security, Inc.(NON)(FWC)	2,142	26,561

Newell Rubbermaid, Inc.	2,130	25,283

		208,676
Household products (3.3%)

Colgate-Palmolive Co.	4,800	425,664

Energizer Holdings, Inc.(NON)	1,300	86,372

Procter & Gamble Co. (The)(S)	18,108	1,144,063

		1,656,099
Independent power producers and energy traders (1.2%)

AES Corp. (The)(NON)	24,300	237,168

Calpine Corp.(NON)	25,500	359,040

		596,208
Industrial conglomerates (3.0%)

General Electric Co.	68,024	1,036,686

Tyco International, Ltd.	11,622	473,597

		1,510,283
Insurance (3.5%)

ACE, Ltd.(S)	2,000	121,200

Aflac, Inc.	6,000	209,700

Allstate Corp. (The)	4,400	104,236

AON Corp.	2,170	91,097

Assured Guaranty, Ltd. (Bermuda)(S)	14,250	156,608

Berkshire Hathaway, Inc. Class B(NON)	3,525	250,416

Chubb Corp. (The)(S)	1,760	105,582

Hartford Financial Services Group, Inc. (The)(S)	5,800	93,612

Marsh & McLennan Cos., Inc.	4,000	106,160

MBIA, Inc.(NON)(S)	7,600	55,252

MetLife, Inc.(S)	6,000	168,060

Progressive Corp. (The)	2,672	47,455

Prudential Financial, Inc.(S)	3,100	145,266

Transatlantic Holdings, Inc.	900	43,668

XL Group PLC	2,900	54,520

		1,752,832
Internet and catalog retail (1.3%)

Amazon.com, Inc.(NON)(S)	1,755	379,484

Netflix, Inc.(NON)	200	22,632

Priceline.com, Inc.(NON)	622	279,564

		681,680
Internet software and services (1.5%)

Baidu, Inc. ADR (China)(NON)	6,500	694,915

Monster Worldwide, Inc.(NON)	570	4,093

Yahoo!, Inc.(NON)	5,000	65,800

		764,808
IT Services (2.2%)

Accenture PLC Class A	2,600	136,968

Automatic Data Processing, Inc.	2,137	100,760

Cognizant Technology Solutions Corp.(NON)	1,269	79,566

Computer Sciences Corp.	700	18,795

Fidelity National Information Services, Inc.	1,100	26,752

Fiserv, Inc.(NON)	651	33,051

IBM Corp.(S)	1,749	306,127

Mastercard, Inc. Class A	475	150,651

Paychex, Inc.	1,328	35,019

Total Systems Services, Inc.	700	11,851

Visa, Inc. Class A(S)	2,083	178,555

Western Union Co. (The)	2,675	40,901

		1,118,996
Leisure equipment and products (0.4%)

Hasbro, Inc.	6,950	226,640

		226,640
Life sciences tools and services (0.6%)

Agilent Technologies, Inc.(NON)	3,000	93,750

Life Technologies Corp.(NON)	1,097	42,158

Thermo Fisher Scientific, Inc.(NON)	3,100	156,984

		292,892
Machinery (1.7%)

Cummins, Inc.	555	45,321

Deere & Co.(S)	1,635	105,572

Eaton Corp.	2,600	92,300

Ingersoll-Rand PLC(S)	2,701	75,871

Joy Global, Inc.	800	49,904

Parker Hannifin Corp.	2,051	129,480

Stanley Black & Decker, Inc.	3,700	181,670

Timken Co.	5,100	167,382

		847,500
Media (3.3%)

CBS Corp. Class B	2,500	50,950

Comcast Corp. Class A	25,092	524,423

Interpublic Group of Companies, Inc. (The)(S)	20,901	150,487

News Corp. Class A	13,200	204,204

Time Warner, Inc.(S)	11,333	339,650

Viacom, Inc. Class B	2,000	77,480

Walt Disney Co. (The)(S)	11,397	343,734

		1,690,928
Metals and mining (0.5%)

Cliffs Natural Resources, Inc.(S)	1,100	56,287

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	7,096	216,073

		272,360
Multiline retail (1.3%)

Dollar General Corp.(NON)	3,100	117,056

Kohl's Corp.	4,000	196,400

Nordstrom, Inc.	2,600	118,768

Target Corp.	5,085	249,368

		681,592
Multi-utilities (1.1%)

Ameren Corp.	12,000	357,240

PG&E Corp.	5,200	220,012

		577,252
Office electronics (0.1%)

Xerox Corp.	5,988	41,736

		41,736
Oil, gas, and consumable fuels (9.1%)

Apache Corp.(S)	4,300	345,032

Chevron Corp.(S)	5,580	516,262

CONSOL Energy, Inc.	3,100	105,183

Exxon Mobil Corp.	26,641	1,934,933

Hess Corp.	6,600	346,236

Newfield Exploration Co.(NON)	9,100	361,179

Noble Energy, Inc.	4,600	325,680

Occidental Petroleum Corp.	3,571	255,327

Southwestern Energy Co.(NON)	5,700	189,981

Sunoco, Inc.(S)	8,300	257,383

		4,637,196
Paper and forest products (0.2%)

International Paper Co.(S)	3,731	86,746

		86,746
Personal products (0.5%)

Avon Products, Inc.	6,300	123,480

Estee Lauder Cos., Inc. (The) Class A	1,615	141,862

		265,342
Pharmaceuticals (5.9%)

Abbott Laboratories	6,755	345,451

Auxilium Pharmaceuticals, Inc.(NON)(S)	11,039	165,475

Hospira, Inc.(NON)	400	14,800

Johnson & Johnson	15,763	1,004,261

Merck & Co., Inc.	15,835	517,963

Pfizer, Inc.	52,318	924,982

		2,972,932
Professional services (0.1%)

Dun & Bradstreet Corp. (The)	212	12,987

Equifax, Inc.(S)	500	15,370

Robert Half International, Inc.	652	13,835

		42,192
Real estate investment trusts (REITs) (1.7%)

American Capital Agency Corp.(R)	300	8,130

Digital Realty Trust, Inc.(R)(S)	5,800	319,928

HCP, Inc.(R)(S)	5,255	184,240

MFA Financial, Inc.(R)(S)	2,591	18,189

Prologis, Inc.(R)(S)	5,631	136,552

Simon Property Group, Inc.(R)	1,648	181,247

		848,286
Road and rail (0.3%)

Hertz Global Holdings, Inc.(NON)(S)	11,400	101,460

Swift Transportation Co.(NON)	5,500	35,420

		136,880
Semiconductors and semiconductor equipment (1.9%)

Advanced Micro Devices, Inc.(NON)(S)	19,900	101,092

Cymer, Inc.(NON)	3,100	115,258

First Solar, Inc.(NON)(S)	5,436	343,610

Intel Corp.(S)	4,400	93,852

JinkoSolar Holding Co., Ltd. ADR (China)(NON)(S)	3,000	14,580

Lam Research Corp.(NON)	2,500	94,950

Novellus Systems, Inc.(NON)(S)	2,900	79,054

Texas Instruments, Inc.	3,919	104,441

		946,837
Software (3.9%)

Adobe Systems, Inc.(NON)(S)	2,500	60,425

BMC Software, Inc.(NON)	3,912	150,847

Citrix Systems, Inc.(NON)	700	38,171

Microsoft Corp.	37,014	921,278

Oracle Corp.	24,128	693,439

Red Hat, Inc.(NON)	565	23,877

Salesforce.com, Inc.(NON)(S)	600	68,568

		1,956,605
Specialty retail (2.4%)

Bed Bath & Beyond, Inc.(NON)(S)	6,400	366,784

Best Buy Co., Inc.(S)	5,700	132,810

CarMax, Inc.(NON)(S)	600	14,310

Dick's Sporting Goods, Inc.(NON)(S)	400	13,384

Limited Brands, Inc.	866	33,350

Lowe's Cos., Inc.	11,400	220,476

Office Depot, Inc.(NON)(S)	12,000	24,720

Staples, Inc.(S)	5,400	71,820

TJX Cos., Inc. (The)	4,500	249,615

Urban Outfitters, Inc.(NON)(S)	3,306	73,790

		1,201,059
Textiles, apparel, and luxury goods (0.6%)

Coach, Inc.	3,132	162,332

Hanesbrands, Inc.(NON)(S)	3,059	76,506

NIKE, Inc. Class B	900	76,959

		315,797
Thrifts and mortgage finance (—%)

People's United Financial, Inc.	200	2,280

		2,280
Tobacco (2.9%)

Altria Group, Inc.	5,531	148,286

Lorillard, Inc.	2,800	309,960

Philip Morris International, Inc.	16,500	1,029,270

		1,487,516
Transportation infrastructure (0.1%)

Wesco Aircraft Holdings, Inc.(NON)	3,500	38,255

		38,255
Wireless telecommunication services (0.1%)

American Tower Corp. Class A(NON)	1,000	53,800

		53,800

Total common stocks (cost $53,921,566)		$49,782,805

SHORT-TERM INVESTMENTS (19.3%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	8,689,386	$8,689,386

Putnam Money Market Liquidity Fund 0.10%(e)	812,754	812,754

U.S. Treasury Bills with an effective yield of 0.061%, November 17, 2011(SEG)	$78,000	77,991

U.S. Treasury Bills with effective yields ranging from 0.084% to 0.087%, October 20, 2011(SEG)	212,000	211,973

Total short-term investments (cost $9,792,104)		$9,792,104

TOTAL INVESTMENTS

Total investments (cost $63,713,670)(b)		$59,574,909

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $554,297) (Unaudited)

		Contract	Delivery		Aggregate	Unrealized
Counterparty	Currency	type	date	Value	face value	appreciation

Credit Suisse AG
	Euro	Sell	10/19/11	$531,775	$554,297	$22,522

Total						$22,522

FUTURES CONTRACTS OUTSTANDING at 9/30/11 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

S&P 500 Index (Long)	1	$281,500	Dec-11	$(16,816)

Total				$(16,816)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/11 (Unaudited)

			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	depreciation

Goldman Sachs International
baskets	136	4/9/12	(1 month USD-LIBOR-BBA plus 40 bps)	A basket (GSCBPBAT) of common stocks	$(394)

Total					$(394)

Key to holding's abbreviations
ADR	American Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through September 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $50,786,436.
(b)	The aggregate identified cost on a tax basis is $64,724,815, resulting in gross unrealized appreciation and depreciation of $2,659,022 and $7,808,928, respectively, or net unrealized depreciation of $5,149,906.
(NON)	Non-income-producing security.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(WIS)	When-issued security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $8,272,937. The fund received cash collateral of $8,689,386 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,751 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $5,737,435 and $9,181,055, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $28,997 to cover certain derivatives contracts.
ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund uses futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”. The fund had an average number of contracts of approximately 4 on futures contracts for the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $160,000 on forward currency contracts for the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $52,000 on total return swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $394 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$6,222,116	$—	$—
Consumer staples	5,205,308	—	—
Energy	5,727,268	—	—
Financials	6,793,058	—	—
Health care	6,065,116	—	—
Industrials	5,193,251	—	—
Information technology	9,257,097	—	—
Materials	1,512,849	—	—
Telecommunication services	1,846,704	—	—
Utilities	1,960,038	—	—
Total common stocks	49,782,805	—	—
Short-term investments	812,754	8,979,350	—

Totals by level	$50,595,559	$8,979,350	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$22,522	$—
Futures contracts	(16,816)	—	—
Total return swap contracts	—	(394)	—

Totals by level	$(16,816)	$22,128	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$22,522	$—
Equity contracts	—	17,210

Total	$22,522	$17,210

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Small Cap Value Fund

The fund's portfolio
9/30/11 (Unaudited)

COMMON STOCKS (94.3%)(a)
	Shares	Value

Aerospace and defense (0.3%)

Innovative Solutions & Support, Inc.(NON)	141,231	$682,146

		682,146
Airlines (0.4%)

SkyWest, Inc.(S)	67,680	778,997

		778,997
Auto components (1.1%)

American Axle & Manufacturing Holdings, Inc.(NON)(S)	124,900	952,987

Exide Technologies(NON)(S)	254,200	1,016,800

Stoneridge, Inc.(NON)	21,821	113,906

		2,083,693
Building products (0.3%)

NCI Building Systems, Inc.(NON)(S)	89,700	678,132

		678,132
Capital markets (1.8%)

Cowen Group, Inc.(NON)(S)	394,415	1,068,865

Horizon Technology Finance Corp.	111,206	1,630,280

Waddell & Reed Financial, Inc. Class A	32,643	816,401

		3,515,546
Chemicals (2.7%)

Innophos Holdings, Inc.	42,796	1,706,277

Koppers Holdings, Inc.	31,500	806,715

Minerals Technologies, Inc.	20,500	1,010,035

OM Group, Inc.(NON)(S)	25,600	664,832

RPM International, Inc.	58,539	1,094,679

		5,282,538
Commercial banks (6.6%)

Bancorp, Inc.(NON)	202,685	1,451,225

F.N.B. Corp.(S)	109,526	938,638

Financial Institutions, Inc.	110,500	1,575,730

First Citizens BancShares, Inc. Class A	8,448	1,212,626

First Financial Bancorp(S)	64,480	889,824

First of Long Island Corp. (The)	49,890	1,130,507

Lakeland Financial Corp.	46,500	960,690

Metro Bancorp, Inc.(NON)	141,881	1,227,271

Popular, Inc. (Puerto Rico)(NON)	570,800	856,200

PrivateBancorp, Inc.(S)	99,500	748,240

SVB Financial Group(NON)(S)	18,495	684,315

Western Alliance Bancorp(NON)(S)	251,000	1,375,480

		13,050,746
Commercial services and supplies (2.4%)

ACCO Brands Corp.(NON)	185,727	885,918

Deluxe Corp.(S)	88,400	1,644,240

Ennis Inc.	67,506	881,628

McGrath Rentcorp	55,500	1,320,345

		4,732,131
Communications equipment (2.1%)

Ceragon Networks, Ltd. (Israel)(NON)(S)	149,107	1,423,972

Emulex Corp.(NON)	185,000	1,184,000

Oplink Communications, Inc.(NON)	102,742	1,555,514

		4,163,486
Computers and peripherals (0.7%)

Electronics for Imaging, Inc.(NON)	95,000	1,279,650

		1,279,650
Construction and engineering (1.3%)

EMCOR Group, Inc.(NON)(S)	44,100	896,553

Orion Marine Group, Inc.(NON)	89,800	518,146

Tutor Perini Corp.	72,300	830,727

UniTek Global Services, Inc.(NON)	69,117	342,820

		2,588,246
Containers and packaging (0.7%)

Myers Industries, Inc.	51,226	519,944

Rock-Tenn Co. Class A	16,500	803,220

		1,323,164
Distributors (0.6%)

Core-Mark Holding Co., Inc.(NON)(S)	36,700	1,124,121

		1,124,121
Diversified financial services (1.3%)

Gain Capital Holdings, Inc.(NON)(S)	211,146	1,328,108

NewStar Financial, Inc.(NON)	136,200	1,272,108

		2,600,216
Diversified telecommunication services (1.2%)

Cbeyond, Inc.(NON)	118,100	833,786

Cogent Communications Group, Inc.(NON)	121,600	1,635,520

		2,469,306
Electric utilities (5.2%)

Great Plains Energy, Inc.(S)	112,275	2,166,908

NV Energy, Inc.	140,600	2,068,226

UIL Holdings Corp.(S)	75,438	2,484,173

UniSource Energy Corp.	100,534	3,628,272

		10,347,579
Electrical equipment (0.7%)

General Cable Corp.(NON)(S)	27,000	630,450

Powell Industries, Inc.(NON)	26,367	816,586

		1,447,036
Electronic equipment, instruments, and components (2.5%)

CTS Corp.	173,000	1,406,490

Electro Scientific Industries, Inc.(NON)	67,389	801,255

Multi-Fineline Electronix, Inc.(NON)	77,900	1,553,326

TTM Technologies, Inc.(NON)(S)	127,154	1,209,235

		4,970,306
Energy equipment and services (1.1%)

Helix Energy Solutions Group, Inc.(NON)(S)	46,700	611,770

Pioneer Drilling Co.(NON)	74,496	534,881

Tidewater, Inc.(S)	23,171	974,341

		2,120,992
Food and staples retail (2.1%)

Ruddick Corp.(S)	33,793	1,317,589

Spartan Stores, Inc.	103,959	1,609,285

Weiss Markets, Inc.	34,643	1,283,870

		4,210,744
Gas utilities (1.1%)

Southwest Gas Corp.(S)	57,831	2,091,747

		2,091,747
Health-care equipment and supplies (1.7%)

Cutera, Inc.(NON)(S)	76,504	544,708

Kensey Nash Corp.(NON)(S)	51,600	1,264,200

Palomar Medical Technologies, Inc.(NON)	76,767	604,924

Solta Medical, Inc.(NON)	271,619	339,524

Syneron Medical, Ltd. (Israel)(NON)	65,100	645,141

		3,398,497
Health-care providers and services (4.4%)

Addus HomeCare Corp.(NON)	140,186	573,361

Ensign Group, Inc. (The)	55,700	1,287,227

Kindred Healthcare, Inc.(NON)(S)	120,300	1,036,986

LHC Group, Inc.(NON)	58,000	989,480

MedQuist Holdings, Inc.(NON)(S)	194,485	1,470,307

Providence Service Corp. (The)(NON)	113,098	1,204,494

Triple-S Management Corp. Class B (Puerto Rico)(NON)	125,700	2,105,475

		8,667,330
Hotels, restaurants, and leisure (2.1%)

Denny's Corp.(NON)	281,500	937,395

DineEquity, Inc.(NON)(S)	37,200	1,431,828

Domino's Pizza, Inc.(NON)(S)	35,660	971,735

Morgans Hotel Group Co.(NON)(S)	147,600	884,124

		4,225,082
Household durables (1.1%)

La-Z-Boy, Inc.(NON)(S)	138,200	1,024,062

M/I Homes, Inc.(NON)(S)	77,544	466,039

Newell Rubbermaid, Inc.	60,188	714,432

		2,204,533
Household products (0.7%)

Spectrum Brands Holdings, Inc.(NON)	58,000	1,369,960

		1,369,960
Insurance (6.9%)

American Equity Investment Life Holding Co.(S)	92,576	810,040

Arch Capital Group, Ltd.(NON)	61,038	1,994,417

Assured Guaranty, Ltd. (Bermuda)(S)	74,795	821,997

Employers Holdings, Inc.	72,511	925,240

Hanover Insurance Group, Inc. (The)(S)	68,190	2,420,745

HCC Insurance Holdings, Inc.	68,593	1,855,441

Reinsurance Group of America, Inc. Class A	33,195	1,525,310

Transatlantic Holdings, Inc.	37,400	1,814,648

Validus Holdings, Ltd.	63,200	1,574,944

		13,742,782
Internet software and services (2.2%)

Earthlink, Inc.	205,900	1,344,527

Perficient, Inc.(NON)	135,900	994,788

Stamps.com, Inc.(S)	38,869	794,482

Web.com Group, Inc.(NON)	173,786	1,213,026

		4,346,823
IT Services (1.2%)

Alliance Data Systems Corp.(NON)	11,198	1,038,055

BancTec, Inc. 144A(F)(NON)	152,299	456,897

Ciber, Inc.(NON)	263,900	799,617

		2,294,569
Leisure equipment and products (0.5%)

Brunswick Corp.(S)	67,400	946,296

		946,296
Machinery (1.6%)

Accuride Corp.(NON)	141,200	722,944

Cascade Corp.	22,929	765,599

Commercial Vehicle Group, Inc.(NON)(S)	93,600	614,952

Meritor, Inc.(NON)(S)	54,295	383,323

NACCO Industries, Inc. Class A	10,300	653,020

		3,139,838
Multiline retail (0.2%)

Gordmans Stores, Inc.(NON)(S)	35,138	420,602

		420,602
Multi-utilities (2.1%)

Avista Corp.	116,831	2,786,419

CMS Energy Corp.(S)	70,500	1,395,195

		4,181,614
Oil, gas, and consumable fuels (3.6%)

Energen Corp.	32,793	1,340,906

Energy Partners, Ltd.(NON)	82,200	909,954

James River Coal Co.(NON)(S)	68,941	439,154

Rex Energy Corp.(NON)(S)	109,305	1,382,708

Rosetta Resources, Inc.(NON)(S)	14,700	503,034

Scorpio Tankers, Inc. (Monaco)(NON)	111,724	589,903

SM Energy Co.	14,001	849,161

Swift Energy Co.(NON)(S)	44,800	1,090,432

		7,105,252
Paper and forest products (1.0%)

Buckeye Technologies, Inc.	58,100	1,400,791

Louisiana-Pacific Corp.(NON)(S)	110,125	561,638

		1,962,429
Pharmaceuticals (1.3%)

ISTA Pharmaceuticals, Inc.(NON)	286,868	989,695

Medicines Co. (The)(NON)	107,400	1,598,112

		2,587,807
Real estate investment trusts (REITs) (6.6%)

American Assets Trust, Inc.	81,920	1,470,464

American Capital Agency Corp.	18,100	490,510

Campus Crest Communities, Inc.(S)	97,506	1,060,865

Cogdell Spencer, Inc.	222,200	837,694

Entertainment Properties Trust(S)	34,100	1,329,218

LaSalle Hotel Properties	48,793	936,826

MFA Financial, Inc.(S)	217,181	1,524,611

One Liberty Properties, Inc.	73,688	1,080,266

PS Business Parks, Inc.	28,700	1,421,798

Summit Hotel Properties, Inc.	186,710	1,318,173

Taubman Centers, Inc.(S)	20,746	1,043,731

Winthrop Realty Trust	62,030	539,041

		13,053,197
Road and rail (1.0%)

RailAmerica, Inc.(NON)	73,736	960,780

Saia, Inc.(NON)	92,000	967,840

		1,928,620
Semiconductors and semiconductor equipment (4.1%)

Advanced Energy Industries, Inc.(NON)(S)	124,800	1,075,776

AXT, Inc.(NON)(S)	202,600	1,021,104

Cirrus Logic, Inc.(NON)(S)	95,800	1,412,092

Nova Measuring Instruments, Ltd. (Israel)(NON)	174,600	937,602

Pericom Semiconductor Corp.(NON)	180,011	1,333,882

PMC - Sierra, Inc.(NON)(S)	184,300	1,102,114

RF Micro Devices, Inc.(NON)(S)	195,600	1,240,104

		8,122,674
Software (1.1%)

Actuate Corp.(NON)	182,900	1,009,608

Smith Micro Software, Inc.(NON)(S)	66,348	100,849

TeleCommunication Systems, Inc. Class A(NON)(S)	317,600	1,095,720

		2,206,177
Specialty retail (5.7%)

Aaron's, Inc.	44,600	1,126,150

Ascena Retail Group, Inc.(NON)	42,436	1,148,743

Charming Shoppes, Inc.(NON)(S)	308,200	801,320

Express, Inc.	87,869	1,782,862

Haverty Furniture Cos., Inc.	58,600	585,414

Lithia Motors, Inc. Class A(S)	68,200	980,716

Pep Boys - Manny, Moe & Jack(S)	120,800	1,192,296

Pier 1 Imports, Inc.(NON)	65,146	637,128

Sonic Automotive, Inc. Class A	106,000	1,143,740

Stage Stores, Inc.(S)	54,735	759,174

Wet Seal, Inc. (The) Class A(NON)	262,100	1,174,208

		11,331,751
Textiles, apparel, and luxury goods (2.4%)

Iconix Brand Group, Inc.(NON)(S)	63,885	1,009,383

Kenneth Cole Productions, Inc. Class A(NON)	16,121	172,978

Perry Ellis International, Inc.(NON)(S)	83,124	1,562,731

PVH Corp.	22,843	1,330,376

Steven Madden, Ltd.(NON)	21,948	660,635

		4,736,103
Thrifts and mortgage finance (4.5%)

Berkshire Hills Bancorp, Inc.(S)	63,900	1,180,233

Brookline Bancorp, Inc.(S)	159,600	1,230,516

Capitol Federal Financial, Inc.	99,500	1,050,720

ESSA Bancorp, Inc.	98,375	1,033,921

MGIC Investment Corp.(NON)(S)	159,300	297,891

Provident Financial Services, Inc.	68,600	737,450

United Financial Bancorp, Inc.	87,988	1,204,556

Walker & Dunlop, Inc.(NON)	119,418	1,387,637

Washington Federal, Inc.	66,060	841,604

		8,964,528
Trading companies and distributors (1.5%)

Applied Industrial Technologies, Inc.	29,793	809,178

DXP Enterprises, Inc.(NON)	50,639	953,532

H&E Equipment Services, Inc.(NON)(S)	141,134	1,164,356

		2,927,066
Wireless telecommunication services (0.6%)

NTELOS Holdings Corp.	72,136	1,278,968

		1,278,968

Total common stocks (cost $202,377,490)		$186,683,020

INVESTMENT COMPANIES (1.5%)(a)
	Shares	Value

Hercules Technology Growth Capital, Inc.	188,456	$1,605,645

New Mountain Finance Corp.	102,900	1,307,859

Total investment Companies (cost $2,978,470)		$2,913,504

SHORT-TERM INVESTMENTS (23.7%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	39,692,270	$39,692,270

Putnam Money Market Liquidity Fund 0.10%(e)	7,151,197	7,151,197

Total short-term investments (cost $46,843,467)		$46,843,467

TOTAL INVESTMENTS

Total investments (cost $252,199,427)(b)		$236,439,991

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through September 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $197,935,414.
(b)	The aggregate identified cost on a tax basis is $255,746,439, resulting in gross unrealized appreciation and depreciation of $19,804,395 and $39,110,843, respectively, or net unrealized depreciation of $19,306,448.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $37,193,142. The fund received cash collateral of $39,692,270 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $3,413 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $69,096,164 and $67,267,253, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$27,072,181	$—	$—
Consumer staples	5,580,704	—	—
Energy	9,226,244	—	—
Financials	54,927,015	—	—
Health care	14,653,634	—	—
Industrials	18,902,212	—	—
Information technology	26,926,788	456,897	—
Materials	8,568,131	—	—
Telecommunication services	3,748,274	—	—
Utilities	16,620,940	—	—
Total common stocks	186,226,123	456,897	—
Investment companies	2,913,504	—	—
Short-term investments	7,151,197	39,692,270	—

Totals by level	$196,290,824	$40,149,167	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Voyager Fund

The fund's portfolio
9/30/11 (Unaudited)

COMMON STOCKS (93.5%)(a)
			Shares	Value

Aerospace and defense (3.1%)

Embraer SA ADR (Brazil)			165,100	$4,188,587

GeoEye, Inc.(NON)(S)			58,400	1,655,640

Honeywell International, Inc.			144,400	6,340,604

Northrop Grumman Corp.			20,100	1,048,416

Precision Castparts Corp.			30,800	4,788,168

United Technologies Corp.(S)			63,700	4,481,932

				22,503,347
Airlines (1.6%)

Delta Air Lines, Inc.(NON)			658,000	4,935,000

United Continental Holdings, Inc.(NON)(S)			262,312	5,083,607

US Airways Group, Inc.(NON)(S)			256,567	1,411,119

				11,429,726
Auto components (0.8%)

Goodyear Tire & Rubber Co. (The)(NON)(S)			163,748	1,652,217

Johnson Controls, Inc.(S)			49,700	1,310,589

Tenneco Automotive, Inc.(NON)(S)			122,552	3,138,557

				6,101,363
Automobiles (2.4%)

Fiat SpA (Italy)			561,514	3,039,819

Ford Motor Co.(NON)			273,100	2,640,877

General Motors Co.(NON)			240,701	4,857,346

Nissan Motor Co., Ltd. (Japan)			205,100	1,813,579

Porsche Automobil Holding SE (Preference) (Germany)			80,413	3,855,854

Volkswagen AG (Preference) (Germany)			11,600	1,537,257

				17,744,732
Beverages (0.2%)

Coca-Cola Enterprises, Inc.			62,400	1,552,512

				1,552,512
Biotechnology (2.1%)

Celgene Corp.(NON)			85,200	5,275,584

Cubist Pharmaceuticals, Inc.(NON)(S)			57,800	2,041,496

Dendreon Corp.(NON)(S)			135,500	1,219,500

Human Genome Sciences, Inc.(NON)(S)			423,500	5,374,215

United Therapeutics Corp.(NON)(S)			32,900	1,233,421

				15,144,216
Building products (0.4%)

Owens Corning, Inc.(NON)			139,100	3,015,688

				3,015,688
Capital markets (1.9%)

Blackstone Group LP (The)			285,137	3,415,941

Goldman Sachs Group, Inc. (The)			16,866	1,594,680

KKR & Co. LP			191,990	1,996,696

State Street Corp.			206,997	6,657,024

				13,664,341
Chemicals (2.2%)

Celanese Corp. Ser. A			59,300	1,929,029

CF Industries Holdings, Inc.			10,800	1,332,612

Dow Chemical Co. (The)			137,400	3,086,004

Huntsman Corp.			162,400	1,570,408

LyondellBasell Industries NV Class A (Netherlands)			142,400	3,478,832

Monsanto Co.			41,100	2,467,644

Mosaic Co. (The)			14,700	719,859

Potash Corp. of Saskatchewan, Inc. (Canada)			42,600	1,841,172

				16,425,560
Commercial banks (1.6%)

China Construction Bank Corp. (China)			1,872,000	1,117,388

Fifth Third Bancorp			192,800	1,947,280

Industrial and Commercial Bank of China, Ltd. (China)			2,353,000	1,137,731

Wells Fargo & Co.(S)			318,600	7,684,632

				11,887,031
Communications equipment (5.0%)

Alcatel-Lucent ADR (France)(NON)(S)			218,700	618,921

Cisco Systems, Inc.			572,093	8,861,721

F5 Networks, Inc.(NON)(S)			22,600	1,605,730

Juniper Networks, Inc.(NON)(S)			103,800	1,791,588

Polycom, Inc.(NON)			91,500	1,680,855

Qualcomm, Inc.			452,991	22,028,952

				36,587,767
Computers and peripherals (11.4%)

Apple, Inc.(NON)			159,700	60,874,453

EMC Corp.(NON)(S)			338,300	7,100,917

Hewlett-Packard Co.			174,500	3,917,525

NetApp, Inc.(NON)(S)			51,900	1,761,486

SanDisk Corp.(NON)(S)			192,700	7,775,445

Western Digital Corp.(NON)			91,214	2,346,024

				83,775,850
Construction and engineering (0.9%)

Fluor Corp.			30,400	1,415,120

KBR, Inc.			122,400	2,892,312

KEPCO Engineering & Construction Co., Inc. (South Korea)			49,483	2,023,700

				6,331,132
Construction materials (0.2%)

BBMG Corp. (China)			926,000	684,581

China Shanshui Cement Group, Ltd. (China)			1,208,000	795,554

				1,480,135
Diversified financial services (1.1%)

Citigroup, Inc.			217,600	5,574,912

JPMorgan Chase & Co.			73,300	2,207,796

				7,782,708
Diversified telecommunication services (0.8%)

CenturyLink, Inc.			121,800	4,034,016

Verizon Communications, Inc.(S)			46,100	1,696,480

				5,730,496
Electrical equipment (0.6%)

Emerson Electric Co.(S)			32,500	1,342,575

GrafTech International, Ltd.(NON)(S)			262,200	3,329,940

				4,672,515
Electronic equipment, instruments, and components (1.9%)

Corning, Inc.			687,800	8,501,208

Hollysys Automation Technologies, Ltd. (China)(NON)(S)			67,093	391,823

KEMET Corp.(NON)			212,801	1,521,527

TE Connectivity, Ltd. (Switzerland)			125,700	3,537,198

				13,951,756
Energy equipment and services (3.7%)

Baker Hughes, Inc.			168,200	7,764,112

National Oilwell Varco, Inc.			170,000	8,707,400

Schlumberger, Ltd.			181,641	10,849,417

				27,320,929
Food products (0.2%)

Zhongpin, Inc. (China)(NON)			234,600	1,782,960

				1,782,960
Health-care equipment and supplies (0.7%)

Baxter International, Inc.			73,000	4,098,220

China Medical Technologies, Inc. ADR (China)(NON)(S)			188,600	943,000

				5,041,220
Health-care providers and services (2.4%)

Aetna, Inc.			154,700	5,623,345

CIGNA Corp.			79,100	3,317,454

Express Scripts, Inc.(NON)(S)			187,124	6,936,687

Lincare Holdings, Inc.(S)			82,400	1,854,000

				17,731,486
Health-care technology (0.4%)

SXC Health Solutions Corp. (Canada)(NON)			49,029	2,730,915

				2,730,915
Hotels, restaurants, and leisure (1.1%)

Carnival Corp.			60,964	1,847,209

Home Inns & Hotels Management, Inc. ADR (China)(NON)(S)			46,400	1,195,728

Las Vegas Sands Corp.(NON)			20,400	782,136

Marriott International, Inc. Class A(S)			29,100	792,684

Starbucks Corp.(S)			99,800	3,721,542

				8,339,299
Household durables (1.9%)

Beam, Inc.(WIS)			57,300	3,098,784

Fortune Brands Home & Security, Inc.(NON)			64,797	803,483

Lennar Corp.			30,800	417,032

NVR, Inc.(NON)(S)			700	422,786

PDG Realty SA Empreendimentos e Participacoes (Brazil)			832,200	2,707,958

Pulte Group, Inc.(NON)(S)			266,400	1,052,280

Rossi Residencial SA (Brazil)			470,600	2,193,311

Skyworth Digital Holdings, Ltd. (China)			5,372,000	1,818,971

SodaStream International, Ltd. (Israel)(NON)(S)			46,688	1,543,038

				14,057,643
Household products (0.1%)

Procter & Gamble Co. (The)(S)			14,900	941,382

				941,382
Independent power producers and energy traders (0.1%)

China Power New Energy Development Co., Ltd. (China)(NON)			5,730,000	202,476

China WindPower Group, Ltd. (China)(NON)			7,500,000	348,290

				550,766
Industrial conglomerates (2.9%)

General Electric Co.			583,500	8,892,540

Tyco International, Ltd.			312,600	12,738,450

				21,630,990
Insurance (3.4%)

Aflac, Inc.			47,354	1,655,022

Assured Guaranty, Ltd. (Bermuda)			1,231,790	13,537,372

Hartford Financial Services Group, Inc. (The)(S)			314,824	5,081,259

MBIA, Inc.(NON)(S)			214,838	1,561,872

Ping An Insurance (Group) Co. of China, Ltd. (China)			531,000	2,968,974

				24,804,499
Internet and catalog retail (0.7%)

Priceline.com, Inc.(NON)			11,100	4,989,006

				4,989,006
Internet software and services (2.0%)

Baidu, Inc. ADR (China)(NON)			60,200	6,435,982

Google, Inc. Class A(NON)			15,738	8,095,312

Sina Corp. (China)(NON)(S)			8,000	572,880

				15,104,174
IT Services (1.7%)

Accenture PLC Class A			3,400	179,112

Cognizant Technology Solutions Corp.(NON)(S)			9,600	601,920

Unisys Corp.(NON)			645,915	10,134,406

Visa, Inc. Class A(S)			16,593	1,422,352

				12,337,790
Leisure equipment and products (0.6%)

Brunswick Corp.(S)			57,100	801,684

Hasbro, Inc.(S)			104,100	3,394,701

				4,196,385
Life sciences tools and services (0.8%)

Sequenom, Inc.(NON)(S)			308,958	1,572,596

Thermo Fisher Scientific, Inc.(NON)			87,600	4,436,064

				6,008,660
Machinery (4.9%)

China National Materials Co., Ltd. (China)			2,784,000	973,318

Cummins, Inc.			42,300	3,454,218

Deere & Co.(S)			11,500	742,555

Eaton Corp.			93,500	3,319,250

Ingersoll-Rand PLC(S)			59,900	1,682,591

Meritor, Inc.(NON)			571,951	4,037,974

Parker Hannifin Corp.			107,300	6,773,849

Stanley Black & Decker, Inc.			201,400	9,888,740

Timken Co.			161,681	5,306,370

				36,178,865
Media (2.7%)

Comcast Corp. Class A			580,562	12,133,746

DIRECTV Class A(NON)(S)			35,785	1,511,916

Interpublic Group of Companies, Inc. (The)			354,000	2,548,800

Liberty Media Corp. - Liberty Capital Class A(NON)			6,447	426,276

Walt Disney Co. (The)(S)			98,100	2,958,696

				19,579,434
Metals and mining (3.0%)

Cliffs Natural Resources, Inc.(S)			66,756	3,415,905

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			200,626	6,109,062

Nucor Corp.			41,100	1,300,404

Rio Tinto PLC (United Kingdom)			102,391	4,530,354

Teck Resources, Ltd. Class B (Canada)			60,000	1,777,011

Vedanta Resources PLC (United Kingdom)			296,503	5,058,283

				22,191,019
Multiline retail (0.6%)

Kohl's Corp.			59,994	2,945,705

Target Corp.			31,500	1,544,760

				4,490,465
Office electronics (1.2%)

Xerox Corp.			1,224,500	8,534,765

				8,534,765
Oil, gas, and consumable fuels (4.7%)

Apache Corp.			63,730	5,113,695

BG Group PLC (United Kingdom)			157,683	3,008,135

Cairn Energy PLC (United Kingdom)(NON)			336,835	1,462,472

Hess Corp.			106,400	5,581,744

Newfield Exploration Co.(NON)			107,800	4,278,582

Noble Energy, Inc.			70,800	5,012,640

Occidental Petroleum Corp.			71,800	5,133,700

Petroleo Brasileiro SA ADR (Brazil)			137,600	3,089,120

Southwestern Energy Co.(NON)			65,900	2,196,447

				34,876,535
Paper and forest products (0.3%)

International Paper Co.			101,000	2,348,250

				2,348,250
Pharmaceuticals (1.2%)

Auxilium Pharmaceuticals, Inc.(NON)(S)			168,600	2,527,314

Elan Corp. PLC ADR (Ireland)(NON)			205,100	2,159,703

Jazz Pharmaceuticals, Inc.(NON)			35,300	1,465,656

Merck & Co., Inc.			28,400	928,964

Pfizer, Inc.			86,138	1,522,920

Sanofi (France)			1,919	126,211

Sanofi CVR (France)(NON)			455,000	482,300

				9,213,068
Real estate investment trusts (REITs) (0.1%)

CreXus Investment Corp.(R)			85,000	754,800

				754,800
Real estate management and development (1.3%)

BR Malls Participacoes SA (Brazil)			372,722	3,800,722

CB Richard Ellis Group, Inc. Class A(NON)(S)			422,000	5,680,120

				9,480,842
Road and rail (0.3%)

Hertz Global Holdings, Inc.(NON)(S)			230,100	2,047,890

				2,047,890
Semiconductors and semiconductor equipment (4.4%)

Advanced Micro Devices, Inc.(NON)(S)			1,182,992	6,009,599

First Solar, Inc.(NON)(S)			267,971	16,938,447

JinkoSolar Holding Co., Ltd. ADR (China)(NON)(S)			139,540	678,164

Marvell Technology Group, Ltd.(NON)			498,802	7,247,593

Novellus Systems, Inc.(NON)(S)			30,900	842,334

Yingli Green Energy Holding Co., Ltd. ADR (China)(NON)(S)			162,402	503,446

				32,219,583
Software (4.3%)

Longtop Financial Technologies Ltd. ADR (Hong Kong)(NON)			99,123	21,311

Microsoft Corp.			218,400	5,435,976

Oracle Corp.			767,561	22,059,703

Perfect World Co., Ltd. ADR (China)(NON)			17,665	197,141

Salesforce.com, Inc.(NON)(S)			7,850	897,098

Synchronoss Technologies, Inc.(NON)(S)			66,200	1,649,042

VMware, Inc. Class A(NON)(S)			20,700	1,663,866

				31,924,137
Specialty retail (2.5%)

Abercrombie & Fitch Co. Class A			14,200	874,152

Bed Bath & Beyond, Inc.(NON)			37,200	2,131,932

Best Buy Co., Inc.(S)			260,100	6,060,330

Lowe's Cos., Inc.			325,200	6,289,368

Staples, Inc.			203,400	2,705,220

				18,061,002
Tobacco (0.7%)

Philip Morris International, Inc.			84,831	5,291,758

				5,291,758
Trading companies and distributors (0.3%)

United Rentals, Inc.(NON)(S)			153,500	2,584,940

				2,584,940
Transportation infrastructure (0.1%)

Wesco Aircraft Holdings, Inc.(NON)			66,500	726,845

				726,845

Total common stocks (cost $744,212,655)				$687,853,177

WARRANTS (2.8%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bank of America Corp.(W)	10/28/18	$30.79	2,933,429	$2,443,546

Citigroup, Inc.	1/4/19	106.10	2,966,751	1,305,370

Ford Motor Co.	1/1/13	9.20	1,016,824	2,247,181

General Motors Co.	7/10/16	10.00	109,210	1,271,204

Hartford Financial Services Group, Inc. (The)(W)	6/26/19	9.773	159,592	1,535,275

JPMorgan Chase & Co.(W)	10/28/18	42.42	649,573	6,047,525

Wells Fargo & Co.(W)	10/28/18	34.01	725,276	5,591,878

Total warrants (cost $31,061,012)				$20,441,979

PURCHASED OPTIONS OUTSTANDING (0.6%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Advanced Micro Devices, Inc. (Call)	Jan-12/$10.00		851,676	$29,144

Advanced Micro Devices, Inc. (Call)	Jan-12/7.50		522,153	87,200

Aflac, Inc. (Call)	Jan-12/40.00		230,050	453,205

Baker Hughes, Inc. (Call)	Jan-12/55.00		76,551	207,453

Best Buy Co., Inc. (Call)	Jan-12/32.50		624,655	113,981

Best Buy Co., Inc. (Call)	Jan-12/35.00		438,411	41,697

Best Buy Co., Inc. (Call)	Jan-12/32.50		91,422	16,682

Cisco Systems, Inc. (Call)	Dec-11/19.00		728,627	160,801

Financial Select Sector SPDR Fund (Call)	Dec-11/14.00		418,647	99,353

First Solar, Inc. (Call)	Dec-11/120.00		133,282	60,377

First Solar, Inc. (Call)	Dec-11/130.00		182,233	44,647

First Solar, Inc. (Call)	Dec-11/100.00		90,318	33,174

Ford Motor Co. (Call)	Nov-11/11.00		241,679	69,444

General Electric Co. (Call)	Dec-11/20.00		426,422	23,483

Hartfod Financial Services Group, Inc. (The) (Call)	Dec-11/20.00		213,505	149,454

Hewlett-Packard Co. (Call)	May-12/30.00		420,942	534,596

Hewlett-Packard Co. (Call)	Dec-11/38.00		1,133,772	105,634

Hewlett-Packard Co. (Call)	Dec-11/38.00		522,854	48,714

Hewlett-Packard Co. (Call)	Dec-11/42.00		263,900	13,351

Industrial Select Sector SPDR Fund (Call)	Dec-11/40.00		462,900	22,515

Industrial Select Sector SPDR Fund (Call)	Dec-11/34.00		295,945	133,175

JPMorgan Chase & Co. (Call)	Jan-12/50.00		396,303	5,463

JPMorgan Chase & Co. (Call)	Jan-12/50.00		165,397	2,259

Materials Select Sector SPDR Trust (Call)	Dec-11/35.00		716,232	407,121

QQQ US (Put)	Oct-11/53.00		154,712	67,903

QQQ US (Put)	Oct-11/55.00		228,973	58,823

Qualcomm, Inc. (Call)	Jan-12/60.00		437,418	374,189

SPDR Dow Jones Industrial Average ETF Trust (Call)	Nov-11/123.00		1,231,445	529,521

SPDR S&P 500 ETF Trust (Put)	Oct-11/110.00		200,204	86,088

SPDR S&P 500 ETF Trust (Put)	Oct-11/110.00		204,847	57,357

SPDR S&P 500 ETF Trust (Put)	Oct-11/112.00		130,230	49,487

SPDR S&P 500 ETF Trust (Put)	Oct-11/114.00		122,833	49,133

Stanley Black & Decker, Inc. (Call)	Jan-12/60.00		161,010	244,735

State Street Corp. (Call)	Jan-12/50.00		767,016	87,463

Unisys Corp. (Call)	Jan-12/22.50		99,802	60,879

Unisys Corp. (Call)	Jan-12/22.50		85,673	54,462

Wells Fargo & Co. (Call)	Jan-12/35.00		779,207	31,423

Total purchased options outstanding (cost $13,931,444)				$4,614,386

INVESTMENT COMPANIES (0.4%)(a)
			Shares	Value

SPDR S&P Homebuilders ETF(S)			239,100	$3,177,639

Total investment Companies (cost $3,708,723)				$3,177,639

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Unisys Corp. Ser. A, 6.25% cv. pfd.			25,917	$1,477,269

Total convertible preferred stocks (cost $2,179,870)				$1,477,269

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Inflation Protected Securities 1 1/4s, July 15, 2020(i)			$95,300	$105,519

U.S. Treasury Notes 1 7/8s, June 15, 2012(i)			185,000	188,236

U.S. Treasury Notes 1 3/8s, September 15, 2012(i)			399,000	403,728

Total U.S. treasury Obligations (cost $697,483)				$697,483

SHORT-TERM INVESTMENTS (17.0%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills with effective yields ranging from 0.088% to 0.125%, May 3, 2012			$1,730,000	$1,728,922

U.S. Treasury Bills with an effective yield of 0.084%, February 9, 2012			600,000	599,814

U.S. Treasury Bills with effective yields ranging from 0.075% to 0.109%, July 26, 2012(SEGSF)			5,810,000	5,805,802

U.S. Treasury Bills with effective yields ranging from 0.073% to 0.080%, June 28, 2012			1,594,000	1,593,107

U.S. Treasury Bills zero%, March 15, 2012(i)			222,000	221,956

Putnam Cash Collateral Pool, LLC 0.16%(d)			114,777,161	114,777,161

SSgA Prime Money Market Fund 0.02% (i,P)			650,000	650,000

Total short-term investments (cost $125,376,762)				$125,376,762

TOTAL INVESTMENTS

Total investments (cost $921,167,949)(b)				$843,638,695

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $53,921,559) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Danish Krone	Sell	10/19/11	$2,219,023	$2,321,098	$102,075
Credit Suisse AG
	Euro	Sell	10/19/11	19,549,559	20,377,508	827,949
	Japanese Yen	Sell	10/19/11	1,788,983	1,759,548	(29,435)
UBS AG
	Brazilian Real	Sell	10/19/11	47,695	54,009	6,314
	British Pound	Sell	10/19/11	25,467,778	25,978,779	511,001
	Canadian Dollar	Sell	10/19/11	3,257,157	3,430,617	173,460

Total						$1,591,364

WRITTEN OPTIONS OUTSTANDING at 9/30/11 (premiums received $4,808,394) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Advanced Micro Devices, Inc. (Call)	522,153	Jan-12/$9.00	$36,600
Aflac, Inc. (Call)	230,050	Jan-12/43.00	267,030
Baker Hughes, Inc. (Call)	76,551	Jan-12/65.00	55,882
Best Buy Co., Inc. (Call)	1,063,066	Jan-12/37.50	54,333
Best Buy Co., Inc. (Call)	91,422	Jan-12/37.50	4,673
Cisco Systems, Inc. (Call)	728,627	Dec-11/21.00	46,195
First Solar, Inc. (Call)	133,282	Dec-11/130.00	42,632
Fist Solar, Inc. (Call)	182,233	Dec-11/135.00	35,535
General Electric Co. (Call)	426,422	Dec-11/22.00	6,452
Hewlett-Packard Co. (Call)	1,133,772	Dec-11/40.00	76,167
Hewlett-Packard Co. (Call)	522,854	Dec-11/40.00	35,125
Hewlett-Packard Co. (Call)	263,900	Dec-11/44.00	10,173
Industrial Select Sector SPDR Fund (Call)	462,900	Dec-11/42.00	14,441
Industrial Select Sector SPDR Fund (Call)	295,945	Dec-11/36.00	51,790
Materials Select Sector SPDR Trust (Call)	716,232	Dec-11/37.00	207,449
Qualcomm, Inc. (Call)	437,418	Jan-12/65.00	140,153
SPDR Dow Jones Industrial Average ETF Trust (Call)	1,231,445	Nov-11/126.00	211,353
Stanley Black & Decker, Inc. (Call)	161,010	Jan-12/65.00	130,418
State Street Corp. (Call)	767,016	Jan-12/55.00	30,474

Total			$1,456,875

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Merrill Lynch International
baskets	90,598	$—	7/27/12	(12 month USD-LIBOR-BBA)	A basket (MLTROFC) of common stocks	$(3,615,317)

Total						$(3,615,317)

Key to holding's abbreviations
ADR	American Depository Receipts
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through September 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $735,748,200.
(b)	The aggregate identified cost on a tax basis is $938,937,821, resulting in gross unrealized appreciation and depreciation of $69,986,737 and $165,285,863, respectively, or net unrealized depreciation of $95,299,126.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(WIS)	When-issued security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $107,181,890. Certain of these securities were sold prior to the close of the reporting period. The fund received cash collateral of $114,777,161 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $11,785 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $311,115,096 and $311,115,096, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.
(P)	The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(W)	Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).
At the close of the reporting period, the fund maintained liquid assets totaling $4,455,613 to cover certain derivatives contracts.
ADR, after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund uses options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 72,100,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately 10,600,000 on written options contracts for the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $75,400,000 on forward currency contracts for the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $5,400,000 on total return swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $2,224,255 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $3,615,317 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $1,835,714.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$85,493,849	$12,065,480	$—
Consumer staples	9,568,612	—	—
Energy	57,726,857	4,470,607	—
Financials	63,150,128	5,224,093	—
Health care	55,743,354	126,211	—
Industrials	108,124,920	2,997,018	—
Information technology	234,435,822	—	—
Materials	31,376,192	11,068,772	—
Telecommunication services	5,730,496	—	—
Utilities	—	550,766	—
Total common stocks	651,350,230	36,502,947	—
Convertible preferred stocks	—	1,477,269	—
Investment Companies	3,177,639	—	—
Purchased options outstanding	—	4,614,386	—
U.S. Treasury Obligations	—	697,483	—
Warrants	20,441,979	—	—
Short-term investments	650,000	124,726,762	—

Totals by level	$675,619,848	$168,018,847	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,591,364	$—
Written options		(1,456,875)
Total return swap contracts		(3,615,317)

Totals by level	$—	$(3,480,828)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$1,620,799	$29,435
Equity contracts	25,056,365	5,072,192

Total	$26,677,164	$5,101,627

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 29, 2011